        AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2006.

                                                             FILE NOS. 033-86642

                                                                       811-08874
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.  ___                        [ ]

        Post-Effective Amendment No. 22                         [X]

                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

             Amendment No. 23                                   [X]

                        (Check Appropriate Box or Boxes)
                             ---------------------

                         VARIABLE ANNUITY ACCOUNT FOUR
                           (Exact Name of Registrant)

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                            ("AIG SUNAMERICA LIFE")
                              (Name of Depositor)

                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (800) 871-2000

                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)

                                 70 PINE STREET
                               NEW YORK, NY 10270
             (Address of Guarantor's Principal Offices) (Zip Code)

       Guarantor's Telephone Number, including Area Code: (212) 770-7000

                            CHRISTINE A. NIXON, ESQ.
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:


[X] immediately upon filing pursuant to paragraph (b) of Rule 485.



[ ] on (date) pursuant to paragraph (b) of Rule 485.



[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) units of interests in Variable Annuity Account Four of AIG SunAmerica Life Assurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         VARIABLE ANNUITY ACCOUNT FOUR

                             CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                                              CAPTION
-----------                                                                              -------
1.           Cover Page..................................................  Cover Page
2.           Definitions.................................................  Glossary
3.           Synopsis....................................................  Highlights; Fee Tables; Portfolio
                                                                           Expenses; Examples
4.           Condensed Financial Information.............................  Appendix - Condensed Financial
                                                                           Information
5.           General Description of Registrant, Depositor and Portfolio
             Companies...................................................  The Variable Annuity; Other
                                                                           Information
6.           Deductions..................................................  Expenses
7.           General Description of Variable Annuity Contracts...........  The Anchor Advisor Variable
                                                                           Annuity; Purchasing the Variable
                                                                           Annuity; Investment Options
8.           Annuity Period..............................................  Income Options
9.           Death Benefit...............................................  Death Benefits
10.          Purchases and Contract Value................................  Purchasing the Variable Annuity
                                                                           Contract
11.          Redemptions.................................................  Access To Your Money
12.          Taxes.......................................................  Taxes
13.          Legal Proceedings...........................................  Legal Proceedings
14.          Table of Contents of Statement of Additional Information....  Table of Contents of Statement of
                                                                           Additional Information

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                                               CAPTION
-----------                                                                               -------
15.          Cover Page..................................................  Cover Page
16.          Table of Contents...........................................  Table of Contents
17.          General Information and History.............................  The Variable Annuity (P);
                                                                           Separate Account; General Account (P);
                                                                           Investment Options (P);
                                                                           Other Information (P)
18.          Services....................................................  Other Information (P)
19.          Purchase of Securities Being Offered........................  Purchasing the Variable Annuity (P)
20.          Underwriters................................................  Distribution of Contracts
21.          Calculation of Performance Data.............................  Performance Data
22.          Annuity Payments............................................  Income Options (P);
                                                                           Income Payments; Annuity Unit Values
23.          Financial Statements........................................  Depositor: Other Information (P);
                                                                           Financial Statements; Registrant:
                                                                           Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                             (ANCHOR ADVISOR LOGO)

                                   PROSPECTUS

                                  MAY 1, 2006



Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 AIG SUNAMERICA LIFE ASSURANCE COMPANY
important information about the                   in connection with
variable annuity.                             VARIABLE ANNUITY ACCOUNT FOUR
                                              The annuity has several investment options -- Variable Portfolios (which are
To learn more about the annuity               subaccounts of the separate account) and available fixed account options. Each
offered in this prospectus, you can           Variable Portfolio invests exclusively in the shares of one of the Underlying Funds
obtain a copy of the Statement of             listed below. The Underlying Funds are part of the American Funds Insurance Series
Additional Information ("SAI") dated          ("AFIS"), Anchor Series Trust ("AST"), Lord Abbett Series Fund, Inc. ("LASF"),
May 1, 2006. The SAI has been filed           SunAmerica Series Trust ("SAST") and Van Kampen Life Investment Trust ("VKT").
with the United States Securities and
Exchange Commission ("SEC") and is            STOCKS:
incorporated by reference into this               MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
prospectus. The Table of Contents of                - Aggressive Growth Portfolio                                              SAST
the SAI appears at the end of this                  - Blue Chip Growth Portfolio                                               SAST
prospectus. For a free copy of the                  - "Dogs" of Wall Street Portfolio*                                         SAST
SAI, call us at (800) 445-SUN2 or                 MANAGED BY ALLIANCEBERNSTEIN L.P.
write to us at our Annuity Service                  - Alliance Growth Portfolio                                                SAST
Center, P.O. Box 54299, Los Angeles,                - Growth-Income Portfolio                                                  SAST
California 90054-0299.                              - Small & Mid Cap Value Portfolio                                          SAST
                                                  MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
In addition, the SEC maintains a                    - American Funds Global Growth Portfolio                                   AFIS
website (http://www.sec.gov) that                   - American Funds Growth Portfolio                                          AFIS
contains the SAI, materials                         - American Funds Growth-Income Portfolio                                   AFIS
incorporated by reference and other               MANAGED BY DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISERS
information filed electronically with               - Davis Venture Value Portfolio                                            SAST
the SEC by the Company.                           MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA
                                                    - Federated American Leaders Portfolio*                                    SAST
ANNUITIES INVOLVE RISKS, INCLUDING                  - Telecom Utility Portfolio                                                SAST
POSSIBLE LOSS OF PRINCIPAL, AND ARE               MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.
NOT A DEPOSIT OR OBLIGATION OF, OR                  - Goldman Sachs Research Portfolio                                         SAST
GUARANTEED OR ENDORSED BY, ANY BANK.              MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.
THEY ARE NOT FEDERALLY INSURED BY THE               - Global Equities Portfolio                                                SAST
FEDERAL DEPOSIT INSURANCE                         MANAGED BY LORD, ABBETT & CO. LLC
CORPORATION, THE FEDERAL RESERVE                    - Lord Abbett Growth and Income Portfolio                                  LASF
BOARD OR ANY OTHER AGENCY.                        MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
                                                    - Marsico Growth Portfolio                                                 SAST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Massachusetts Investors Trust Portfolio*                             SAST
                                                    - MFS Mid-Cap Growth Portfolio                                             SAST
                                                  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**
                                                    - Growth Opportunities Portfolio                                           SAST
                                                    - International Diversified Equities Portfolio                             SAST
                                                    - Technology Portfolio                                                     SAST
                                                  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
                                                    - International Growth and Income Portfolio                                SAST
                                                    - Putnam Growth: Voyager Portfolio                                         SAST
                                                  MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC
                                                    - Foreign Value Portfolio                                                  SAST
                                                  MANAGED BY VAN KAMPEN ASSET MANAGEMENT
                                                    - Van Kampen LIT Comstock Portfolio*                                        VKT
                                                    - Van Kampen LIT Emerging Growth Portfolio                                  VKT
                                                    - Van Kampen LIT Growth and Income Portfolio                                VKT
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Capital Appreciation Portfolio                                            AST
                                                    - Growth Portfolio                                                          AST
                                                    - Natural Resources Portfolio                                               AST
                                              BALANCED:
                                                  MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.
                                                    - SunAmerica Balanced Portfolio                                            SAST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Total Return Portfolio                                               SAST
                                                  MANAGED BY WM ADVISORS, INC.
                                                    - Asset Allocation Portfolio                                                AST
                                              BONDS:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - High-Yield Bond Portfolio                                                SAST
                                                  MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
                                                    - Corporate Bond Portfolio                                                 SAST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                                                    - Global Bond Portfolio                                                    SAST
                                                  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**
                                                    - Worldwide High Income Portfolio                                          SAST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Government and Quality Bond Portfolio                                     AST
                                              CASH:
                                                  MANAGED BY COLUMBIA MANAGEMENT ADVISERS, LLC
                                                    - Cash Management Portfolio                                                SAST
                                               * "Dogs" of Wall Street Portfolio is an equity fund seeking total return; Federated
                                              American Leaders Portfolio is an equity fund seeking growth of capital and income;
                                                 MFS Massachusetts Investors Trust Portfolio is an equity fund seeking reasonable current income, long-term capital growth and conservation of capital; and Van
                                                 Kampen LIT Comstock Portfolio is an equity fund seeking capital growth and income.
                                              ** Morgan Stanley Investment Management Inc. does business in certain instances using the name Van Kampen.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
                                   TABLE OF CONTENTS
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 GLOSSARY........................................................................     2
 HIGHLIGHTS......................................................................     3
 FEE AND EXPENSE TABLES..........................................................     4
    Maximum Owner Transaction Expenses...........................................     4
    Contract Maintenance Fee.....................................................     4
    Separate Account Annual Expenses.............................................     4
    Underlying Fund Expenses.....................................................     4
 EXAMPLES........................................................................     5
 THE ANCHOR ADVISOR VARIABLE ANNUITY.............................................     6
 PURCHASING A VARIABLE ANNUITY...................................................     6
    Allocation of Purchase Payments..............................................     7
    Accumulation Units...........................................................     7
    Right to Examine.............................................................     7
    Exchange Offers..............................................................     7
 INVESTMENT OPTIONS..............................................................     8
    Variable Portfolios..........................................................     8
        American Funds Insurance Series..........................................     8
        Anchor Series Trust......................................................     8
        Lord Abbett Series Fund, Inc. ...........................................     8
        SunAmerica Series Trust..................................................     8
        Van Kampen Life Investment Trust.........................................     8
    Fixed Accounts...............................................................     9
    Dollar Cost Averaging Fixed Accounts.........................................     9
    Dollar Cost Averaging Program................................................    10
    Asset Allocation Program.....................................................    10
    Transfers During the Accumulation Phase......................................    11
    Automatic Asset Rebalancing Program..........................................    13
    Voting Rights................................................................    13
    Substitution, Addition or Deletion of Variable Portfolios....................    13
 ACCESS TO YOUR MONEY............................................................    13
    Systematic Withdrawal Program................................................    14
    Minimum Contract Value.......................................................    14
 DEATH BENEFITS..................................................................    14
    Death Benefit Options........................................................    15
    Optional EstatePlus Benefit..................................................    16
    Spousal Continuation.........................................................    17
 EXPENSES........................................................................    17
    Separate Account Charges.....................................................    17
    Underlying Fund Expenses.....................................................    17
    Transfer Fee.................................................................    17
    Optional EstatePlus Fee......................................................    17
    Premium Tax..................................................................    18
    Income Taxes.................................................................    18
    Reduction or Elimination of Fees, Expenses and Additional Amounts Credited...    18
 INCOME OPTIONS..................................................................    18
    Annuity Date.................................................................    18
    Income Options...............................................................    18
    Fixed or Variable Income Payments............................................    19
    Income Payments..............................................................    19
    Transfers During the Income Phase............................................    19
    Deferment of Payments........................................................    19
 TAXES...........................................................................    19
    Annuity Contracts in General.................................................    19
    Tax Treatment of Distributions - Non-Qualified Contracts.....................    20
    Tax Treatment of Distributions - Qualified Contracts.........................    20
    Minimum Distributions........................................................    21
    Tax Treatment of Death Benefits..............................................    21
    Contracts Owned by a Trust or Corporation....................................    22
    Gifts, Pledges and/or Assignments of a Contract..............................    22
    Diversification and Investor Control.........................................    22
 OTHER INFORMATION...............................................................    22
    AIG SunAmerica Life..........................................................    22
    The Separate Account.........................................................    22
    The General Account..........................................................    22
    Registration Statements......................................................    23
    Payments in Connection with Distribution of the Contract.....................    23
    Administration...............................................................    24
    Legal Proceedings............................................................    24
    Financial Statements.........................................................    24
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION........................    25
 APPENDIX A - CONDENSED FINANCIALS...............................................   A-1
 APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION......................   B-1
 APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
  AND BENEFITS...................................................................   C-1


        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                    GLOSSARY
        ----------------------------------------------------------------
        ----------------------------------------------------------------
We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your contract.


ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.


ANNUITANT - The person on whose life we base income payments after you begin the Income Phase.


ANNUITY DATE - The date on which you select income payments to begin.


ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica Life" are also used to identify the Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.


FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.


INCOME PHASE - The period during which we make income payments to you, other than Living Benefit payments.


LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.


NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investments and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.


TRUSTS - Collectively refers to the American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Trust, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the Underlying Funds of the Trusts.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                   HIGHLIGHTS
        ----------------------------------------------------------------
        ----------------------------------------------------------------


This Anchor Advisor Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company (the "Company"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and available fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.


FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive your contract value on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. PLEASE SEE PURCHASING A VARIABLE ANNUITY IN THE PROSPECTUS.


EXPENSES: There are fees and charges associated with the contract. We deduct separate account charges which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are portfolio expenses on amounts invested in the Variable Portfolios, including Rule 12b-1 fees of up to 0.25%. If you elect optional features available under the contract we may charge additional fees for those features. PLEASE SEE THE FEE TABLE, PURCHASING A VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive fixed or variable income payments or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. PLEASE SEE INCOME OPTIONS IN THE PROSPECTUS.


INQUIRIES: If you have questions about your contract, call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND SUBSEQUENT PURCHASE PAYMENTS.


SEE APPENDIX C FOR INFORMATION REGARDING STATE CONTRACT AVAILABILITY AND STATE SPECIFIC VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS AND PROGRAMS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN TRUSTS' INVESTMENT ADVISERS OR THEIR AFFILIATES FOR SERVICES RELATED TO THE AVAILABILITY OF THE UNDERLYING FUNDS IN THE CONTRACT, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             FEE AND EXPENSE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGES........................................................................  None

TRANSFER FEE..................  $25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE................................................... None

SEPARATE ACCOUNT ANNUAL EXPENSES

(deducted from the average daily ending net asset value allocated to the Variable Portfolio)

Mortality and Expense Risk Charge...............................................  1.37%
Distribution Expense Charge.....................................................  0.15%
Optional EstatePlus Fee(1)......................................................  0.25%
                                                                                  =====
    TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES......................................  1.77%

UNDERLYING FUND EXPENSES

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


                          TOTAL ANNUAL UNDERLYING FUND EXPENSES                             MINIMUM   MAXIMUM
                          -------------------------------------                             -------   -------
(expenses that are deducted from Underlying Funds of the Trusts, including management fees, other expenses and 12b-1 fees, if applicable).....................................  0.52%(2)  1.50%(3)


FOOTNOTE TO THE FEE TABLES:

(1) EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 1.52%.


(2) As of December 31, 2005.



(3) As of January 31, 2006.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum and minimum fees and expenses of the Underlying Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES


(assuming maximum separate account annual expenses of 1.77%, including optional EstatePlus, and investment in an Underlying Fund with total expenses of 1.50%)


(1) If you surrender your contract at the end of the applicable time period:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $330             $1,007            $1,707            $3,567
---------------------------------------------------------------------
---------------------------------------------------------------------


(2) If you annuitize your contract at the end of the applicable time period:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $330             $1,007            $1,707            $3,567
---------------------------------------------------------------------
---------------------------------------------------------------------


(3) If you do not surrender your contract:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $330             $1,007            $1,707            $3,567
---------------------------------------------------------------------
---------------------------------------------------------------------


MINIMUM EXPENSE EXAMPLES


(assuming minimum separate account annual charges of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.52%)



(1) If you surrender your contract at the end of the applicable time period:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $207              $638             $1,096            $2,365
---------------------------------------------------------------------
---------------------------------------------------------------------


(2) If you annuitize your contract at the end of the applicable time period:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $207              $638             $1,096            $2,365
---------------------------------------------------------------------
---------------------------------------------------------------------



(3) If you do not surrender your contract:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $207              $638             $1,096            $2,365
---------------------------------------------------------------------
---------------------------------------------------------------------


EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as total annual Underlying Fund expenses. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
                                   EXPENSES.
           ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                      THE ANCHOR ADVISOR VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins after the specified waiting period when you start taking income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                         PURCHASING A VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The minimum initial Purchase Payment is $10,000 and subsequent amounts of $500 or more may be added to your contract.


We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.


We may not issue a contract to anyone age 90 or older on the contract issue date. We may not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older spouse is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment.

ALLOCATION OF PURCHASE PAYMENTS


In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in "good order," including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments.



An initial Purchase Payment will be priced within two business days after it is received by us in good order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.



Any subsequent Purchase Payment will be priced as of the day it is received by us in good order if the request is received before Market Close. If the subsequent Purchase Payment is received after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file. SEE INVESTMENT OPTIONS BELOW.


ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before Market Close, or on the next business day's unit value if we receive your money after Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

EXAMPLE:

We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with more features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities laws and insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                               INVESTMENT OPTIONS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

The Variable Portfolios along with their respective advisers are listed below:

     AMERICAN FUNDS INSURANCE SERIES - CLASS 2

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").

     ANCHOR SERIES TRUST - CLASS 2

     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and Wellington Management Company, LLP is the subadviser to Anchor Series Trust ("AST").

     LORD ABBETT SERIES FUND, INC. - CLASS VC


     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").


     SUNAMERICA SERIES TRUST - CLASS 2

     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").


     As noted below, certain Portfolios invest in Class 3 shares of SAST.


     VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II

     Van Kampen Asset Management is the investment adviser to Van Kampen Life Investment Trust ("VKT").

STOCKS:

     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

       - Aggressive Growth Portfolio                                        SAST

       - Blue Chip Growth Portfolio                                         SAST


       - "Dogs" of Wall Street Portfolio*                                   SAST



     MANAGED BY ALLIANCEBERNSTEIN L.P.


       - Alliance Growth Portfolio                                          SAST

       - Growth-Income Portfolio                                            SAST


       - Small & Mid Cap Value Portfolio**                                  SAST


     MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY

       - American Funds Global Growth Portfolio                             AFIS

       - American Funds Growth Portfolio                                    AFIS

       - American Funds Growth-Income Portfolio                             AFIS


     MANAGED BY DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISERS


       - Davis Venture Value Portfolio                                      SAST

     MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA

       - Federated American Leaders Portfolio*                              SAST

       - Telecom Utility Portfolio                                          SAST

     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.

       - Goldman Sachs Research Portfolio                                   SAST

     MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.

       - Global Equities Portfolio                                          SAST


     MANAGED BY LORD, ABBETT & CO. LLC


       - Lord Abbett Growth and Income Portfolio                            LASF

     MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC

       - Marsico Growth Portfolio**                                         SAST

     MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY


       - MFS Massachusetts Investors Trust Portfolio*                       SAST


       - MFS Mid-Cap Growth Portfolio                                       SAST


     MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.***



       - Growth Opportunities Portfolio                                     SAST



       - International Diversified Equities Portfolio                       SAST



       - Technology Portfolio                                               SAST


     MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC

       - International Growth and Income Portfolio                          SAST

       - Putnam Growth: Voyager Portfolio                                   SAST

     MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC

       - Foreign Value Portfolio**                                          SAST

     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

       - Capital Appreciation Portfolio                                      AST

       - Growth Portfolio                                                    AST

       - Natural Resources Portfolio                                         AST


     MANAGED BY VAN KAMPEN ASSET MANAGEMENT


       - Van Kampen LIT Comstock Portfolio*                                  VKT

       - Van Kampen LIT Emerging Growth Portfolio                            VKT

       - Van Kampen LIT Growth and Income Portfolio                          VKT



BALANCED:


     MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.


       - SunAmerica Balanced Portfolio                                      SAST

     MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

       - MFS Total Return Portfolio**                                       SAST

     MANAGED BY WM ADVISORS, INC.

       - Asset Allocation Portfolio                                          AST

BONDS:

     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

       - High-Yield Bond Portfolio                                          SAST

     MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY

       - Corporate Bond Portfolio                                           SAST

     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL

       - Global Bond Portfolio                                              SAST


     MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.***


       - Worldwide High Income Portfolio                                    SAST

     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

       - Government and Quality Bond Portfolio                               AST

CASH:


     MANAGED BY COLUMBIA MANAGEMENT ADVISERS, LLC


       - Cash Management Portfolio                                          SAST


* "Dogs" of Wall Street Portfolio is an equity fund seeking total return; Federated American Leaders Portfolio is an equity fund seeking growth of capital and income; MFS Massachusetts Investors Trust Portfolio is an equity fund seeking reasonable current income, long-term capital growth and conservation of capital; and Van Kampen LIT Comstock Portfolio is an equity fund seeking capital growth and income.


** Class 3 shares of SAST.


*** Morgan Stanley Investment Management Inc. does business in certain instances using the name Van Kampen.


YOU SHOULD READ THE ACCOMPANYING PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

All Fixed Accounts may not be available in your state. At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to make transfers and Purchase Payments into the Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM


The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers may occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.



If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. You may change or terminate these systematic transfers by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.



We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.



You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.



The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each quarter from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

    -------------------------------------------------------------------------
            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
    -------------------------------------------------------------------------
              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
    -------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

ASSET ALLOCATION PROGRAM

PROGRAM DESCRIPTION


The Asset Allocation program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Asset Allocation program allows you to choose from one of the several Asset Allocation models designed to assist in meeting your stated investment goals. Each Asset Allocation model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The Asset Allocation models allocate amongst the various asset classes to attempt to match stated investment time horizon and risk tolerance. Please contact your financial representative about investment in an Asset Allocation model.


ENROLLING IN THE ASSET ALLOCATION PROGRAM


You may enroll in an Asset Allocation model by selecting the Asset Allocation model on the contract application form. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.



You may also choose to invest gradually into an Asset Allocation model through the DCA program. SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE. You may only invest in one model at a time. You may also invest in Variable Portfolios outside your selected Asset Allocation model. However, an investment or transfer into or out of one of the Variable Portfolios that are included in your Asset Allocation model outside the specifications in the Asset Allocation model will effectively terminate your participation in the program.

WITHDRAWALS


You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Asset Allocation model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Asset Allocation model, your investment may no longer be consistent with the Asset Allocation model's intended objectives. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.


REBALANCING THE MODELS


You can elect to have your investment in the Asset Allocation models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. Only those Variable Portfolios within the Asset Allocation model you selected will be rebalanced. Investments in other Variable Portfolios not included in the model cannot be rebalanced if you wish to maintain your current model allocations.



The models are not intended as ongoing advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a model should be revised or whether it remains appropriate to invest in accordance with any particular model. Therefore, over time, the asset allocation model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance, changes in the Variable Portfolios, and the ever-changing investment markets. In addition, your investment needs may change. You should speak with your financial representative about how to keep your Variable Portfolio allocations in line with your investment goals.



IMPORTANT INFORMATION ABOUT THE ASSET ALLOCATION PROGRAM



Using an Asset Allocation program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Asset Allocation models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have been better off investing in a single asset class than in an Asset Allocation model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.



The Asset Allocation models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Asset Allocation models can only be obtained from your financial representative.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ASSET ALLOCATION PROGRAM AT ANY TIME.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone or through the Company's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543, otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we adopted procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


Any transfer request will be priced as of the day it is received by us in good order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.


Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

TRANSFER POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an Underlying Fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 5 transfers within a rolling six-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail") for twelve months from the date of your 5th transfer request ("Standard U.S. Mail Policy"). For example, if you made a transfer on February 15, 2004 and within the previous six months (from August 15, 2003 forward) you made 5 transfers including the February 15th transfer, then all transfers made for twelve months after February 15, 2004 must be submitted by U.S. Mail (from February 16, 2004 through February 15, 2005). We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading and we do not conduct any additional routine monitoring. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity cannot be controlled by the Standard U.S. Mail Policy, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept transfers from a third party and not to accept preauthorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks to Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

AUTOMATIC ASSET REBALANCING PROGRAM


Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you are invested in an Asset Allocation model, please refer to the Asset Allocation Program section of the prospectus for more information.



     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:



     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolio or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.

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                              ACCESS TO YOUR MONEY
        ----------------------------------------------------------------
        ----------------------------------------------------------------


You can access money in your contract by making a partial or total withdrawal, and/or by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in good order if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.


Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. You must send a written withdrawal request. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the Fixed Account in which your contract is invested. IN THE EVENT THAT A PRO RATA PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic payments under the Systematic Withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2.

The program is not available to everyone. Please check with our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

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        ----------------------------------------------------------------

                                 DEATH BENEFITS

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        ----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you switch to the Income Phase. In that case, your Beneficiary would receive any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You designate your Beneficiary who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in good order (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:


     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

If a Beneficiary does not elect a specific form of pay out, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.

A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin under the selected Income Option or the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an Income Option or participate in the Extended Legacy program.

The Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution if they wish. The contract continues in the original owner's name for the benefit of the Beneficiary. A Beneficiary may elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments under the selected income option or under the Extended Legacy program must begin no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option or participate in the Extended Legacy program. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another payout option. The Extended Legacy program allows the Beneficiary to take distributions in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after your death. A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid interest in the contract in the event of their death and make transfers among investment options. If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

Other Beneficiary Continuation Options

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of your death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of your death for IRAs. For IRAs, the 5-year option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the owner reaches the age of 70 1/2).

Please consult your tax advisor regarding tax implications and your particular circumstances.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. FURTHERMORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

DEATH BENEFIT OPTIONS

This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Option. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated.

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:


     1. Contract Value; or


     2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or

     3. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date of death; and reduced for each withdrawal recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or


     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments since that contract anniversary.


If you are age 90 or older at the time of death and selected the Maximum Anniversary Option, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of this Option if:

     - you are age 81 or older at the time of contract issue; or

     - you are age 90 or older at the time of your death.

The Death Benefit on contracts issued before October 24, 2001 would be subject to a different calculation. Please see the Statement of Additional Information for details.


For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.


OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------
   CONTRACT YEAR              ESTATEPLUS                    MAXIMUM
      OF DEATH                PERCENTAGE              ESTATEPLUS BENEFIT
----------------------------------------------------------------------------
 Years 0 - 4           25% of Earnings             40% of Net Purchase
                                                   Payments
----------------------------------------------------------------------------
 Years 5 - 9           40% of Earnings             65% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------
 Years 10+             50% of Earnings             75% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

---------------------------------------------------------------------------------
      CONTRACT YEAR                ESTATEPLUS                    MAXIMUM
        OF DEATH                   PERCENTAGE              ESTATEPLUS BENEFIT
---------------------------------------------------------------------------------
 All Contract Years         25% of Earnings             40% of Net Purchase
                                                        Payments*
---------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue or terminate EstatePlus on the Continuation Date but cannot continue the contract with EstatePlus if they are age 81 or older on the Continuation Date. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no

EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract and its benefit and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

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                                    EXPENSES
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There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract level fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below.

SEPARATE ACCOUNT CHARGES

The mortality and expense risk charge and distribution expense charge is 1.52% annually of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEE

The Separate Account purchases shares of the Variable Portfolios. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. These fees may vary. They are not fixed or specified in your annuity contract, rather the Variable Portfolios are governed by their own boards of trustees.

12b-1 FEES


Shares of certain Trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.


There is an annualized 0.25% fee applicable to Class II shares of the Van Kampen Life Investment Trust, Class 2 shares of the American Funds Insurance Series, and Class 3 shares of SunAmerica Series Trust, and an annualized 0.15% fee applicable to Class 2 of the Anchor Series Trust and SunAmerica Series Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.


For more detailed information on these Underlying Fund fees, refer to the prospectuses for the Trusts.

TRANSFER FEE

Generally, we permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.

OPTIONAL ESTATEPLUS FEE

The fee for EstatePlus is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio.

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. We deduct these premium tax charges when you fully surrender your contract or begin the Income Phase. In the future, we may deduct this premium tax at the time you make a Purchase Payment or upon payment of a death benefit.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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                                 INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want income payments to begin. Your annuity date is the first day of the month you select income payments to begin ("Annuity Date"). You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your income payments will automatically begin on the Latest Annuity Date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS

You must contact us to select an income option. Once you begin receiving income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive income payments but do not select an option, your income payments shall be in accordance with Option 4 for a period of 10 years; for income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining income payments are made to the Beneficiary under your contract.

OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract.

OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed income payments being made) may redeem any remaining guaranteed variable income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and if your money is only in Fixed Accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable, unless otherwise elected. If income payments are fixed, the Company guarantees the amount of each payment. If the income payments are variable, the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on the following:

     - for life options, your age when payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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NOTE:  THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND
GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including the Owner's attainment of age 59 1/2 and at least five years in a Roth account under the plan or IRA, will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

     - for payment of health insurance if you are unemployed and meet certain requirements

     - distributions from IRAs for higher education expenses

     - distributions from IRAs for first home purchases

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.
You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations effective January 1, 2006 will require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

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                               OTHER INFORMATION
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AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

THE SEPARATE ACCOUNT


The Company established the Separate Account, Variable Annuity Account Four, under California law on November 8, 1994. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.


The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

THE GENERAL ACCOUNT

Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.


The Company has a support agreement in effect between the Company and its ultimate parent company, AIG, and the Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG. See the Statement of Additional Information for more information regarding these arrangements.



Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. There can be no assurance that such ratings agencies will not take further action with respect to such ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.


GUARANTEE OF INSURANCE OBLIGATIONS


Insurance obligations under contracts issued by the Company are guaranteed by American Home, an affiliate of the Company. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and income options. The guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The guarantee provides that the Company's contract owners can enforce the guarantee directly.


The Company expects that the American Home guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the American Home guarantee would continue to be covered, including obligations arising from Purchase Payments received after termination, until satisfied in full.


American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of AIG.


REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS TO BROKER-DEALERS

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 3% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We may pay broker-dealers support fees in the form of additional cash or non-cash compensation. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the firm's registered representatives about our products, our participation in sales conferences and educational seminars and allowing broker-dealers to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.

Contract commissions and other support fees may influence the way that a broker-dealer and its registered representatives market the contracts and service customers who purchase the contracts and may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National

Association of Securities Dealers, Inc. No underwriting fees are retained in connection with the distribution of the contracts.

PAYMENTS WE RECEIVE

In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation of up to 0.40% annually based on assets under management from certain Trusts' investment advisers or their affiliates for services related to the availability of the Underlying Funds in the contract. We receive such payments in connection with each of the Trusts available in this Contract with the exception of AFIS. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management. Furthermore, certain investment advisers and/or subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company with the exception of the matter disclosed below.

A purported class action captioned Nitika Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The action has been transferred to and is currently pending in the United States District Court for the District of Maryland, Case No. 04-md-15863, as part of a Multi-District Litigation proceeding. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.


On February 9, 2006, AIG announced that is has reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities & Exchange Commission, ("SEC"), Department of Justice ("DOJ"), the Office of the New York Attorney General and the New York State Department of Insurance ("NYAG and DOI"). The settlements resolved outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission form the SEC to continue to serve as a depositor for separate accounts. The Company expects that permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however.


FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION


The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.


We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2005, File

No. 001-08787, filed on March 16, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The Company and AIG are subject to the informational requirements of the Exchange Act. The Company and AIG file reports and other information with the SEC to meet those requirements. AIG and the Company file this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA

100 F. Street, N.E., Room 1580

Washington, DC 20549

CHICAGO, ILLINOIS

175 W. Jackson Boulevard

Chicago, IL 60604

NEW YORK, NEW YORK

3 World Financial, Room 4300

New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company

Annuity Service Center

P.O. Box 54299

Los Angeles, California 90054-0299

Telephone Number: (800) 445-SUN2

The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.

        ----------------------------------------------------------------

        ----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.


Separate Account................................    3
American Home Assurance Company.................    3
General Account.................................    3
Support Agreement Between the Company and AIG...    4
Performance Data................................    4
Income Payments.................................    6
Annuity Unit Values.............................    6
Death Benefit Options for Contracts Issued
  Before October 24, 2001.......................    9
Taxes...........................................   12
Distribution of Contracts.......................   17
Financial Statements............................   17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       APPENDIX A - CONDENSED FINANCIALS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                         FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                      PORTFOLIOS                           12/31/01       12/31/02       12/31/03       12/31/04       12/31/05
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES - CLASS 2
American Funds Global Growth (Inception
  Date - 7/28/03)
        Beginning AUV.................................   (a)N/A         (a)N/A         (a)$12.479     (a)$14.591     (a)$16.310
                                                         (b)N/A         (b)N/A         (b)$12.447     (b)$14.537     (b)$16.209
        Ending AUV....................................   (a)N/A         (a)N/A         (a)$14.591     (a)$16.310     (a)$18.325
                                                         (b)N/A         (b)N/A         (b)$14.537     (b)$16.209     (b)$18.167
        Ending Number of AUs..........................   (a)N/A         (a)N/A         (a)10,818      (a)161,894     (a)191,729
                                                         (b)N/A         (b)N/A         (b)10,669      (b)23,484      (b)24,963

---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth (Inception Date - 7/28/03)
        Beginning AUV.................................   (a)N/A         (a)N/A         (a)$13.167     (a)$14.667     (a)$16.252
                                                         (b)N/A         (b)N/A         (b)$13.139     (b)$14.621     (b)$16.161
        Ending AUV....................................   (a)N/A         (a)N/A         (a)$14.667     (a)$16.252     (a)$18.599
                                                         (b)N/A         (b)N/A         (b)$14.621     (b)$16.161     (b)$18.448
        Ending Number of AUs..........................   (a)N/A         (a)N/A         (a)75,729      (a)338,206     (a)390,021
                                                         (b)N/A         (b)N/A         (b)10,306      (b)35,475      (b)38,523

---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income (Inception
  Date - 7/28/03)
        Beginning AUV.................................   (a)N/A         (a)N/A         (a)$12.590     (a)$14.197     (a)$15.434
                                                         (b)N/A         (b)N/A         (b)$12.560     (b)$14.148     (b)$15.342
        Ending AUV....................................   (a)N/A         (a)N/A         (a)$14.197     (a)$15.434     (a)$16.088
                                                         (b)N/A         (b)N/A         (b)$14.148     (b)$15.342     (b)$15.952
        Ending Number of AUs..........................   (a)N/A         (a)N/A         (a)83,828      (a)505,613     (a)501,046
                                                         (b)N/A         (b)N/A         (b)15,252      (b)59,702      (b)65,875

---------------------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST - CLASS 2
Asset Allocation (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$18.647     (a)$18.608     (a)$16.920     (a)$20.478     (a)$22.218
                                                         (b)$18.647     (b)$18.608     (b)$16.878     (b)$20.377     (b)$22.052
        End AUV.......................................   (a)$18.608     (a)$16.920     (a)$20.478     (a)$22.218     (a)$22.936
                                                         (b)$18.608     (b)$16.878     (b)$20.377     (b)$22.052     (b)$22.708
        Ending Number of AUs..........................   (a)42,880      (a)365,202     (a)483,327     (a)632,174     (a)610,059
                                                         (b)14,146      (b)27,300      (b)26,476      (b)26,624      (b)22,665

---------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$35.378     (a)$33.909     (a)$25.789     (a)$33.545     (a)$35.995
                                                         (b)$35.378     (b)$33.891     (b)$25.714     (b)$33.363     (b)$35.710
        End AUV.......................................   (a)$33.909     (a)$25.789     (a)$33.545     (a)$35.995     (a)$39.522
                                                         (b)$33.891     (b)$25.714     (b)$33.363     (b)$35.710     (b)$39.111
        Ending Number of AUs..........................   (a)68,173      (a)230,201     (a)268,363     (a)250,087     (a)218,390
                                                         (b)12,765      (b)32,723      (b)36,501      (b)35,329      (b)24,535

---------------------------------------------------------------------------------------------------------------------------------
Government and Quality Bond (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$14.915     (a)$15.323     (a)$16.470     (a)$16.606     (a)$16.887
                                                         (b)$14.915     (b)$15.319     (b)$16.426     (b)$16.519     (b)$16.757
        End AUV.......................................   (a)$15.323     (a)$16.470     (a)$16.606     (a)$16.887     (a)$17.046
                                                         (b)$15.319     (b)$16.426     (b)$16.519     (b)$16.757     (b)$16.873
        Ending Number of AUs..........................   (a)226,122     (a)1,363,986   (a)1,192,239   (a)867,319     (a)809,378
                                                         (b)43,166      (b)99,375      (b)83,069      (b)112,269     (b)117,558

---------------------------------------------------------------------------------------------------------------------------------
Growth (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$27.961     (a)$27.233     (a)$20.847     (a)$26.637     (a)$29.039
                                                         (b)$27.961     (b)$27.215     (b)$20.781     (b)$26.486     (b)$28.803
        End AUV.......................................   (a)$27.233     (a)$20.847     (a)$26.637     (a)$29.039     (a)$30.593
                                                         (b)$27.215     (b)$20.781     (b)$26.486     (b)$28.803     (b)$30.268
        Ending Number of AUs..........................   (a)44,182      (a)134,870     (a)157,143     (a)146,540     (a)127,065
                                                         (b)6,916       (b)25,443      (b)23,313      (b)23,529      (b)18,123

---------------------------------------------------------------------------------------------------------------------------------
Natural Resources (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$14.651     (a)$14.352     (a)$15.297     (a)$22.221     (a)$27.327
                                                         (b)$14.651     (b)$14.309     (b)$15.213     (b)$22.044     (b)$27.042
        End AUV.......................................   (a)$14.352     (a)$15.297     (a)$22.221     (a)$27.327     (a)$39.268
                                                         (b)$14.309     (b)$15.213     (b)$22.044     (b)$27.042     (b)$38.763
        Ending Number of AUs..........................   (a)8,807       (a)46,153      (a)59,111      (a)104,211     (a)107,809
                                                         (b)1,515       (b)7,855       (b)8,292       (b)10,339      (b)12,560

---------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
Lord Abbett Series Fund Growth and Income (Inception
  Date - 7/28/03)
        Beginning AUV.................................   (a)N/A         (a)N/A         (a)$9.337      (a)$10.556     (a)$11.713
                                                         (b)N/A         (b)N/A         (b)$9.300      (b)$10.503     (b)$11.624
        Ending AUV....................................   (a)N/A         (a)N/A         (a)$10.556     (a)$11.713     (a)$11.911
                                                         (b)N/A         (b)N/A         (b)$10.503     (b)$11.624     (b)$11.791
        Ending Number of AUs..........................   (a)N/A         (a)N/A         (a)11,803      (a)197,771     (a)154,523
                                                         (b)N/A         (b)N/A         (b)2,148       (b)16,216      (b)11,505

---------------------------------------------------------------------------------------------------------------------------------


         AUV - Accumulation Unit Value
         AU - Accumulation Units
         (a) Reflects AUV/AU without election of EstatePlus.
         (b) Reflects AUV/AU with election of EstatePlus.

                                                         FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                      PORTFOLIOS                           12/31/01       12/31/02       12/31/03       12/31/04       12/31/05
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST - CLASS 2
Aggressive Growth (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$15.970     (a)$13.627     (a)$10.092     (a)$12.750     (a)$14.643
                                                         (b)$15.970     (b)$13.621     (b)$10.062     (b)$12.680     (b)$14.527
        End AUV.......................................   (a)$13.627     (a)$10.092     (a)$12.750     (a)$14.643     (a)$15.658
                                                         (b)$13.621     (b)$10.062     (b)$12.680     (b)$14.527     (b)$15.496
        Ending Number of AUs..........................   (a)21,673      (a)41,145      (a)60,005      (a)55,327      (a)89,057
                                                         (b)8,449       (b)12,792      (b)13,028      (b)10,626      (b)6,482

---------------------------------------------------------------------------------------------------------------------------------
Alliance Growth (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$32.786     (a)$32.462     (a)$21.935     (a)$27.140     (a)$28.811
                                                         (b)$32.786     (b)$32.395     (b)$21.836     (b)$26.949     (b)$28.536
        End AUV.......................................   (a)$32.462     (a)$21.935     (a)$27.140     (a)$28.811     (a)$33.044
                                                         (b)$32.395     (b)$21.836     (b)$26.949     (b)$28.536     (b)$32.647
        Ending Number of AUs..........................   (a)97,729      (a)227,946     (a)229,139     (a)175,154     (a)150,198
                                                         (b)21,106      (b)40,550      (b)32,571      (b)28,816      (b)14,170

---------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$7.199      (a)$6.701      (a)$4.662      (a)$5.778      (a)$5.980
                                                         (b)$7.199      (b)$6.695      (b)$4.647      (b)$5.744      (b)$5.930
        End AUV.......................................   (a)$6.701      (a)$4.662      (a)$5.778      (a)$5.980      (a)$6.030
                                                         (b)$6.695      (b)$4.647      (b)$5.744      (b)$5.930      (b)$5.965
        Ending Number of AUs..........................   (a)28,297      (a)203,638     (a)236,317     (a)289,679     (a)253,847
                                                         (b)15,167      (b)43,031      (b)50,790      (b)50,389      (b)35,883

---------------------------------------------------------------------------------------------------------------------------------
Cash Management (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$12.987     (a)$13.058     (a)$13.015     (a)$12.886     (a)$12.776
                                                         (b)$12.987     (b)$13.065     (b)$12.989     (b)$12.828     (b)$12.687
        End AUV.......................................   (a)$13.058     (a)$13.015     (a)$12.886     (a)$12.776     (a)$12.915
                                                         (b)$13.065     (b)$12.989     (b)$12.828     (b)$12.687     (b)$12.793
        Ending Number of AUs..........................   (a)666,933     (a)2,691,023   (a)737,961     (a)350,330     (a)283,753
                                                         (b)35,811      (b)127,783     (b)44,539      (b)18,584      (b)17,484

---------------------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$13.663     (a)$13.972     (a)$14.765     (a)$16.255     (a)$17.077
                                                         (b)$13.663     (b)$13.952     (b)$14.707     (b)$16.151     (b)$16.924
        End AUV.......................................   (a)$13.972     (a)$14.765     (a)$16.255     (a)$17.077     (a)$17.115
                                                         (b)$13.952     (b)$14.707     (b)$16.151     (b)$16.924     (b)$16.920
        Ending Number of AUs..........................   (a)80,015      (a)372,600     (a)431,694     (a)469,027     (a)445,743
                                                         (b)18,206      (b)44,153      (b)42,516      (b)53,110      (b)48,298

---------------------------------------------------------------------------------------------------------------------------------
Davis Venture Value (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$27.129     (a)$26.207     (a)$21.459     (a)$28.093     (a)$31.362
                                                         (b)$27.129     (b)$26.174     (b)$21.378     (b)$27.918     (b)$31.088
        End AUV.......................................   (a)$26.207     (a)$21.459     (a)$28.093     (a)$31.362     (a)$34.116
                                                         (b)$26.174     (b)$21.378     (b)$27.918     (b)$31.088     (b)$33.733
        Ending Number of AUs..........................   (a)258,892     (a)538,252     (a)576,810     (a)566,528     (a)508,636
                                                         (b)36,023      (b)56,681      (b)64,759      (b)65,871      (b)52,225

---------------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$9.376      (a)$9.703      (a)$8.916      (a)$10.525     (a)$11.348
                                                         (b)$9.376      (b)$9.680      (b)$8.875      (b)$10.450     (b)$11.239
        End AUV.......................................   (a)$9.703      (a)$8.916      (a)$10.525     (a)$11.348     (a)$10.855
                                                         (b)$9.680      (b)$8.875      (b)$10.450     (b)$11.239     (b)$10.724
        Ending Number of AUs..........................   (a)32,920      (a)132,185     (a)204,227     (a)212,687     (a)185,694
                                                         (b)4,748       (b)19,343      (b)19,964      (b)21,258      (b)14,376

---------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$16.876     (a)$16.380     (a)$12.924     (a)$16.215     (a)$17.524
                                                         (b)$16.876     (b)$16.377     (b)$12.889     (b)$16.131     (b)$17.389
        End AUV.......................................   (a)$16.380     (a)$12.924     (a)$16.215     (a)$17.524     (a)$18.039
                                                         (b)$16.377     (b)$12.889     (b)$16.131     (b)$17.389     (b)$17.855
        Ending Number of AUs..........................   (a)45,973      (a)157,053     (a)158,591     (a)145,709     (a)125,823
                                                         (b)38,403      (b)56,089      (b)53,148      (b)42,326      (b)23,078

---------------------------------------------------------------------------------------------------------------------------------
Foreign Value* (Inception Date - 7/28/03)
        Beginning AUV.................................   (a)N/A         (a)N/A         (a)$10.559     (a)$12.463     (a)$14.701
                                                         (b)N/A         (b)N/A         (b)$10.526     (b)$12.410     (b)$14.602
        Ending AUV....................................   (a)N/A         (a)N/A         (a)$12.463     (a)$14.701     (a)$15.918
                                                         (b)N/A         (b)N/A         (b)$12.410     (b)$14.602     (b)$15.770
        Ending Number of AUs..........................   (a)N/A         (a)N/A         (a)28,174      (a)147,293     (a)177,693
                                                         (b)N/A         (b)N/A         (b)5           (b)17,722      (b)21,816

---------------------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$15.461     (a)$15.662     (a)$16.321     (a)$16.621     (a)$16.994
                                                         (b)$15.461     (b)$15.648     (b)$16.265     (b)$16.523     (b)$16.851
        End AUV.......................................   (a)$15.662     (a)$16.321     (a)$16.621     (a)$16.994     (a)$17.480
                                                         (b)$15.648     (b)$16.265     (b)$16.523     (b)$16.851     (b)$17.289
        Ending Number of AUs..........................   (a)28,624      (a)78,599      (a)90,832      (a)115,557     (a)117,624
                                                         (b)2,007       (b)7,589       (b)6,656       (b)13,811      (b)6,989

---------------------------------------------------------------------------------------------------------------------------------



         AUV - Accumulation Unit Value


         AU - Accumulation Units


         (a) Reflects AUV/AU without election of EstatePlus.

         (b) Reflects AUV/AU with election of EstatePlus.





         *Class 3 shares of Sunamerica Series Trust, which are subject to a 0.25% 12b-1 fee.

                                                         FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                      PORTFOLIOS                           12/31/01       12/31/02       12/31/03       12/31/04       12/31/05
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Global Equities (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$17.986     (a)$17.477     (a)$12.570     (a)$15.638     (a)$17.205
                                                         (b)$17.986     (b)$17.447     (b)$12.518     (b)$15.535     (b)$17.049
        End AUV.......................................   (a)$17.477     (a)$12.570     (a)$15.638     (a)$17.205     (a)$19.591
                                                         (b)$17.447     (b)$12.518     (b)$15.535     (b)$17.049     (b)$19.365
        Ending Number of AUs..........................   (a)21,337      (a)52,732      (a)94,558      (a)56,031      (a)49,997
                                                         (b)1,106       (b)3,803       (b)1,543       (b)1,503       (b)4,970

---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$8.100      (a)$7.171      (a)$5.072      (a)$6.247      (a)$6.943
                                                         (b)$8.100      (b)$7.168      (b)$5.057      (b)$6.212      (b)$6.887
        End AUV.......................................   (a)$7.171      (a)$5.072      (a)$6.247      (a)$6.943      (a)$7.074
                                                         (b)$7.168      (b)$5.057      (b)$6.212      (b)$6.887      (b)$6.999
        Ending Number of AUs..........................   (a)34,702      (a)93,584      (a)102,840     (a)98,361      (a)59,761
                                                         (b)9,127       (b)21,629      (b)13,418      (b)11,905      (b)6,544

---------------------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$28.878     (a)$26.800     (a)$20.783     (a)$25.679     (a)$28.166
                                                         (b)$28.878     (b)$26.794     (b)$20.726     (b)$25.545     (b)$27.949
        End AUV.......................................   (a)$26.800     (a)$20.783     (a)$25.679     (a)$28.166     (a)$29.694
                                                         (b)$26.794     (b)$20.726     (b)$25.545     (b)$27.949     (b)$29.392
        Ending Number of AUs..........................   (a)94,647      (a)262,112     (a)247,669     (a)214,870     (a)180,206
                                                         (b)21,761      (b)44,936      (b)36,884      (b)26,454      (b)16,827

---------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$6.256      (a)$5.813      (a)$3.443      (a)$4.570      (a)$4.772
                                                         (b)$6.256      (b)$5.804      (b)$3.426      (b)$4.537      (b)$4.726
        End AUV.......................................   (a)$5.813      (a)$3.443      (a)$4.570      (a)$4.772      (a)$5.052
                                                         (b)$5.804      (b)$3.426      (b)$4.537      (b)$4.726      (b)$4.991
        Ending Number of AUs..........................   (a)24,497      (a)77,004      (a)132,656     (a)122,336     (a)106,528
                                                         (b)11,270      (b)48,225      (b)52,716      (b)45,161      (b)18,901

---------------------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$13.172     (a)$12.506     (a)$11.584     (a)$14.990     (a)$17.316
                                                         (b)$13.172     (b)$12.495     (b)$11.546     (b)$14.902     (b)$17.171
        End AUV.......................................   (a)$12.506     (a)$11.584     (a)$14.990     (a)$17.316     (a)$18.539
                                                         (b)$12.495     (b)$11.546     (b)$14.902     (b)$17.171     (b)$18.338
        Ending Number of AUs..........................   (a)23,196      (a)227,933     (a)348,751     (a)282,185     (a)233,242
                                                         (b)5,015       (b)15,668      (b)31,655      (b)32,163      (b)16,615

---------------------------------------------------------------------------------------------------------------------------------
International Diversified Equities (Inception
  Date - 7/9/01)
        Beginning AUV.................................   (a)$11.125     (a)$10.216     (a)$7.171      (a)$9.290      (a)$10.643
                                                         (b)$11.125     (b)$10.168     (b)$7.139      (b)$9.228      (b)$10.547
        End AUV.......................................   (a)$10.216     (a)$7.171      (a)$9.290      (a)$10.643     (a)$11.910
                                                         (b)$10.168     (b)$7.139      (b)$9.228      (b)$10.547     (b)$11.772
        Ending Number of AUs..........................   (a)47,648      (a)237,948     (a)337,169     (a)284,050     (a)242,513
                                                         (b)5,630       (b)17,177      (b)17,029      (b)25,832      (b)20,329

---------------------------------------------------------------------------------------------------------------------------------
International Growth & Income (Inception
  Date - 7/9/01)
        Beginning AUV.................................   (a)$11.372     (a)$10.751     (a)$8.364      (a)$11.262     (a)$13.386
                                                         (b)$11.372     (b)$10.746     (b)$8.342      (b)$11.205     (b)$13.285
        End AUV.......................................   (a)$10.751     (a)$8.364      (a)$11.262     (a)$13.386     (a)$15.045
                                                         (b)$10.746     (b)$8.342      (b)$11.205     (b)$13.285     (b)$14.895
        Ending Number of AUs..........................   (a)75,088      (a)271,904     (a)248,621     (a)248,393     (a)241,546
                                                         (b)3,720       (b)20,857      (b)20,934      (b)15,928      (b)14,386

---------------------------------------------------------------------------------------------------------------------------------
Marsico Growth* (Inception Date - 7/28/03)
        Beginning AUV.................................   (a)N/A         (a)N/A         (a)$8.768      (a)$9.507      (a)$10.391
                                                         (b)N/A         (b)N/A         (b)$8.743      (b)$9.470      (b)$10.324
        Ending AUV....................................   (a)N/A         (a)N/A         (a)$9.507      (a)$10.391     (a)$11.302
                                                         (b)N/A         (b)N/A         (b)$9.470      (b)$10.324     (b)$11.202
        Ending Number of AUs..........................   (a)N/A         (a)N/A         (a)28,512      (a)79,068      (a)151,352
                                                         (b)N/A         (b)N/A         (b)4,830       (b)16,668      (b)23,447

---------------------------------------------------------------------------------------------------------------------------------
MFS Massachusetts Investors Trust (Inception
  Date - 7/9/01)
        Beginning AUV.................................   (a)$20.217     (a)$19.217     (a)$14.933     (a)$17.988     (a)$19.788
                                                         (b)$20.217     (b)$19.204     (b)$14.886     (b)$17.887     (b)$19.627
        End AUV.......................................   (a)$19.217     (a)$14.933     (a)$17.988     (a)$19.788     (a)$20.963
                                                         (b)$19.204     (b)$14.886     (b)$17.887     (b)$19.627     (b)$20.741
        Ending Number of AUs..........................   (a)45,559      (a)146,656     (a)202,746     (a)151,605     (a)108,103
                                                         (b)5,282       (b)17,824      (b)20,142      (b)17,716      (b)13,671

---------------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$15.227     (a)$13.408     (a)$6.966      (a)$9.402      (a)$10.549
                                                         (b)$15.227     (b)$13.395     (b)$6.942      (b)$9.346      (b)$10.460
        End AUV.......................................   (a)$13.408     (a)$6.966      (a)$9.402      (a)$10.549     (a)$10.704
                                                         (b)$13.395     (b)$6.942      (b)$9.346      (b)$10.460     (b)$10.588
        Ending Number of AUs..........................   (a)99,028      (a)286,530     (a)320,630     (a)300,968     (a)255,726
                                                         (b)13,378      (b)38,608      (b)45,674      (b)47,560      (b)35,869

---------------------------------------------------------------------------------------------------------------------------------



         AUV - Accumulation Unit Value


         AU - Accumulation Units


         (a) Reflects AUV/AU without election of EstatePlus.

         (b) Reflects AUV/AU with election of EstatePlus.





         *Class 3 shares of Sunamerica Series Trust, which are subject to a 0.25% 12b-1 fee.

                                                         FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                      PORTFOLIOS                           12/31/01       12/31/02       12/31/03       12/31/04       12/31/05
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return* (Inception Date - 7/28/03)
        Beginning AUV.................................   (a)N/A         (a)N/A         (a)$21.208     (a)$22.797     (a)$24.931
                                                         (b)N/A         (b)N/A         (b)$21.138     (b)$22.697     (b)$24.759
        End AUV.......................................   (a)N/A         (a)N/A         (a)$22.797     (a)$24.931     (a)$25.240
                                                         (b)N/A         (b)N/A         (b)$22.697     (b)$24.759     (b)$25.004
        Ending Number of AUs..........................   (a)N/A         (a)N/A         (a)$35,978     (a)126,365     (a)154,678
                                                         (b)N/A         (b)N/A         (b)1,992       (b)13,382      (b)30,015

---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth: Voyager (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$21.065     (a)$19.070     (a)$13.792     (a)$16.822     (a)$17.371
                                                         (b)$21.065     (b)$19.066     (b)$13.755     (b)$16.735     (b)$17.238
        End AUV.......................................   (a)$19.070     (a)$13.792     (a)$16.822     (a)$17.371     (a)$18.120
                                                         (b)$19.066     (b)$13.755     (b)$16.735     (b)$17.238     (b)$17.936
        Ending Number of AUs..........................   (a)23,245      (a)39,243      (a)28,800      (a)20,307      (a)13,598
                                                         (b)2,950       (b)10,078      (b)8,217       (b)7,175       (b)2,680

---------------------------------------------------------------------------------------------------------------------------------
Small & Mid Cap Value* (Inception Date - 7/28/03)
        Beginning AUV.................................   (a)N/A         (a)N/A         (a)$11.487     (a)$13.589     (a)$15.770
                                                         (b)N/A         (b)N/A         (b)$11.446     (b)$13.525     (b)$15.657
        Ending AUV....................................   (a)N/A         (a)N/A         (a)$13.589     (a)$15.770     (a)$16.432
                                                         (b)N/A         (b)N/A         (b)$13.525     (b)$15.657     (b)$16.273
        Ending Number of AUs..........................   (a)N/A         (a)N/A         (a)18,863      (a)139,512     (a)154,676
                                                         (b)N/A         (b)N/A         (b)1,622       (b)15,071      (b)20,034

---------------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$15.626     (a)$15.005     (a)$12.518     (a)$14.170     (a)$14.881
                                                         (b)$15.626     (b)$15.005     (b)$12.486     (b)$14.100     (b)$14.769
        End AUV.......................................   (a)$15.005     (a)$12.518     (a)$14.170     (a)$14.881     (a)$14.912
                                                         (b)$15.005     (b)$12.486     (b)$14.100     (b)$14.769     (b)$14.763
        Ending Number of AUs..........................   (a)107,427     (a)357,033     (a)361,492     (a)329,596     (a)291,468
                                                         (b)3,241       (b)22,241      (b)24,978      (b)21,078      (b)14,167

---------------------------------------------------------------------------------------------------------------------------------
Technology (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$4.018      (a)$3.450      (a)$1.718      (a)$2.548      (a)$2.442
                                                         (b)$4.018      (b)$3.451      (b)$1.715      (b)$2.536      (b)$2.425
        End AUV.......................................   (a)$3.450      (a)$1.718      (a)$2.548      (a)$2.442      (a)$2.397
                                                         (b)$3.451      (b)$1.715      (b)$2.536      (b)$2.425      (b)$2.374
        Ending Number of AUs..........................   (a)54,460      (a)138,692     (a)189,634     (a)160,731     (a)141,004
                                                         (b)32,973      (b)66,335      (b)66,153      (b)46,797      (b)16,272

---------------------------------------------------------------------------------------------------------------------------------
Telecom Utility (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$12.848     (a)$11.507     (a)$8.627      (a)$10.077     (a)$11.572
                                                         (b)$12.848     (b)$11.516     (b)$8.613      (b)$10.035     (b)$11.496
        End AUV.......................................   (a)$11.507     (a)$8.627      (a)$10.077     (a)$11.572     (a)$12.123
                                                         (b)$11.516     (b)$8.613      (b)$10.035     (b)$11.496     (b)$12.014
        Ending Number of AUs..........................   (a)26,250      (a)131,718     (a)143,243     (a)113,090     (a)65,679
                                                         (b)2,786       (b)6,158       (b)5,277       (b)5,267       (b)5,769

---------------------------------------------------------------------------------------------------------------------------------
Worldwide High Income (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$14.490     (a)$14.301     (a)$13.999     (a)$17.339     (a)$18.658
                                                         (b)$14.490     (b)$14.287     (b)$13.949     (b)$17.234     (b)$18.499
        End AUV.......................................   (a)$14.301     (a)$13.999     (a)$17.339     (a)$18.658     (a)$19.691
                                                         (b)$14.287     (b)$13.949     (b)$17.234     (b)$18.499     (b)$19.474
        Ending Number of AUs..........................   (a)1,808       (a)13,981      (a)32,864      (a)33,185      (a)35,707
                                                         (b)500         (b)1,426       (b)2,535       (b)4,668       (b)4,505

---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II
Van Kampen LIT Comstock (Inception Date - 12/10/01)
        Beginning AUV.................................   (a)$10.106     (a)$10.214     (a)$8.098      (a)$10.431     (a)$12.064
                                                         (b)$0.000      (b)$0.000      (b)$8.081      (b)$10.382     (b)$11.978
        End AUV.......................................   (a)$10.214     (a)$8.098      (a)$10.431     (a)$12.064     (a)$12.371
                                                         (b)$0.000      (b)$8.081      (b)$10.382     (b)$11.978     (b)$12.252
        Ending Number of AUs..........................   (a)3,643       (a)143,852     (a)192,557     (a)231,288     (a)249,477
                                                         (b)0           (b)24,918      (b)24,906      (b)31,833      (b)33,957

---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth (Inception
  Date - 12/10/01)
        Beginning AUV.................................   (a)$10.352     (a)$10.377     (a)$6.883      (a)$8.613      (a)$9.057
                                                         (b)$0.000      (b)$0.000      (b)$6.837      (b)$8.533      (b)$8.952
        End AUV.......................................   (a)$10.377     (a)$6.883      (a)$8.613      (a)$9.057      (a)$9.602
                                                         (b)$0.000      (b)$6.837      (b)$8.533      (b)$8.952      (b)$9.466
        Ending Number of AUs..........................   (a)1,143       (a)125,151     (a)181,013     (a)109,107     (a)59,332
                                                         (b)0           (b)22,249      (b)27,924      (b)21,261      (b)12,291

---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income (Inception
  Date - 1/25/02)
        Beginning AUV.................................   (a)N/A         (a)$10.556     (a)$8.857      (a)$11.139     (a)$12.520
                                                         (b)N/A         (b)$10.549     (b)$8.833      (b)$11.081     (b)$12.424
        End AUV.......................................   (a)N/A         (a)$8.857      (a)$11.139     (a)$12.520     (a)$13.529
                                                         (b)N/A         (b)$8.833      (b)$11.081     (b)$12.424     (b)$13.392
        Ending Number of AUs..........................   (a)N/A         (a)86,876      (a)118,695     (a)160,893     (a)169,490
                                                         (b)N/A         (b)18,787      (b)7,804       (b)6,182       (b)5,004

---------------------------------------------------------------------------------------------------------------------------------



         AUV - Accumulation Unit Value


         AU - Accumulation Units


         (a) Reflects AUV/AU without election of EstatePlus.

         (b) Reflects AUV/AU with election of EstatePlus.





         *Class 3 shares of Sunamerica Series Trust, which are subject to a 0.25% 12b-1 fee.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in prospectus.

The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse for contracts issued on or after October 24, 2001. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

The following describes the death benefit options following spousal continuation for contracts issued on or after October 24, 2001:

     1.  Purchase Payment Accumulation Option

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date or for any contracts issued in the State of Washington, regardless of age) plus any Purchase Payments recorded after the date of death; and reduced by any Withdrawals recorded after the date of death in the same proportion that the Withdrawal reduced the contract value on the date of each withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Withdrawals recorded after the seventh contract anniversary in the same proportion that the Withdrawal reduced the contract value on the date of the Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Withdrawals recorded after the date of death in the same proportion that each Withdrawal reduced the contract value on the date of the withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Withdrawals since the seventh contract anniversary in the same proportion that each Withdrawal reduced the contract value on the date of the Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Withdrawals recorded after the date of death in the same proportion that each Withdrawal reduced the contract value on the date of the Withdrawal.

     2. Maximum Anniversary Value Option -- if the continuing spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Withdrawals recorded since the contract anniversary in the same proportion that each Withdrawal reduced the contract value on the date of the Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments received since the original issue date; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Withdrawals since the contract anniversary in the same proportion that the Withdrawal reduced each contract value on the date of the Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before October 24, 2001.

B.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE           ESTATEPLUS AMOUNT
----------------------------------------------------------------
 Years 0-4         25% of Earnings     40% of Continuation Net
                                       Purchase Payments
----------------------------------------------------------------
 Years 5-9         40% of Earnings     65% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------
 Years 10+         50% of Earnings     75% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE           ESTATEPLUS AMOUNT
----------------------------------------------------------------
 All Contract      25% of Earnings     40% of Continuation Net
 Years                                 Purchase Payments*
----------------------------------------------------------------

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Percentage calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus amount?

We determine the EstatePlus benefit based upon a percentage of earnings, as indicated in the tables above, in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX C -- STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                  AND BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                          STATES
--------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10 transfer   Pennsylvania
                                   fee.                                                          Texas
--------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 20 days.                                  Idaho
                                                                                                 North Dakota
                                                                                                 Utah
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on your   California
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 30 days.                                  Alaska
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in Arizona and are age 65 or older on your      Arizona
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period, we   Minnesota
                                   return the greater of (1) your Purchase Payments; or (2) the value of your contract.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period, we   Colorado
                                   return the Purchase Payment(s) paid.                          Delaware
                                                                                                 Georgia
                                                                                                 Hawaii
                                                                                                 Idaho
                                                                                                 Iowa
                                                                                                 Kentucky
                                                                                                 Louisiana
                                                                                                 Massachusetts
                                                                                                 Michigan
                                                                                                 Missouri
                                                                                                 Nebraska
                                                                                                 Nevada
                                                                                                 New Hampshire
                                                                                                 North Carolina
                                                                                                 Ohio
                                                                                                 Oklahoma
                                                                                                 Rhode Island
                                                                                                 South Carolina
                                                                                                 Utah
                                                                                                 Washington
                                                                                                 West Virginia
--------------------------------------------------------------------------------------------------------------------
 Systematic Withdrawal             Minimum withdrawal amount is $250 per withdrawal or the       Oregon
                                   penalty free withdrawal amount.
--------------------------------------------------------------------------------------------------------------------
 Minimum Contract Value            We may terminate your contract if both the following occur:   Texas
                                   (1) your contract is less than $500 as a result of
                                   withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we
                                   will distribute the contract's remaining value to you.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We do not deduct premium tax charges when you surrender your  New Mexico
                                   contract or begin the Income Phase.                           Oregon
                                                                                                 Washington
--------------------------------------------------------------------------------------------------------------------

                     (This page left intentionally blank.)

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Anchor Advisor Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------


   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299

--------------------------------------------------------------------------------

                             (ANCHOR ADVISOR LOGO)

                                   PROSPECTUS

                                  MAY 1, 2006



Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 AIG SUNAMERICA LIFE ASSURANCE COMPANY
important information about the                   in connection with
variable annuity.                             VARIABLE ANNUITY ACCOUNT FOUR
                                              The annuity has several investment options -- Variable Portfolios (which are
To learn more about the annuity               subaccounts of the separate account) and available fixed account options. Each
offered in this prospectus, you can           Variable Portfolio invests exclusively in the shares of one of the Underlying Funds
obtain a copy of the Statement of             listed below. The Underlying Funds are part of the American Funds Insurance Series
Additional Information ("SAI") dated          ("AFIS"), Anchor Series Trust ("AST"), Lord Abbett Series Fund, Inc. ("LASF"),
May 1, 2006. The SAI has been filed           SunAmerica Series Trust ("SAST") and the Van Kampen Life Investment Trust ("VKT").
with the United States Securities and
Exchange Commission ("SEC") and is            STOCKS:
incorporated by reference into this               MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
prospectus. The Table of Contents of                - Aggressive Growth Portfolio                                              SAST
the SAI appears at the end of this                  - Blue Chip Growth Portfolio                                               SAST
prospectus. For a free copy of the                  - "Dogs" of Wall Street Portfolio*                                         SAST
SAI, call us at (800) 445-SUN2 or                 MANAGED BY ALLIANCEBERNSTEIN L.P.
write to us at our Annuity Service                  - Alliance Growth Portfolio                                                SAST
Center, P.O. Box 54299, Los Angeles,                - Growth-Income Portfolio                                                  SAST
California 90054-0299.                              - Small & Mid Cap Value Portfolio                                          SAST
                                                  MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
In addition, the SEC maintains a                    - American Funds Global Growth Portfolio                                   AFIS
website (http://www.sec.gov) that                   - American Funds Growth Portfolio                                          AFIS
contains the SAI, materials                         - American Funds Growth-Income Portfolio                                   AFIS
incorporated by reference and other               MANAGED BY DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISERS
information filed electronically with               - Davis Venture Value Portfolio                                            SAST
the SEC by the Company.                           MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA
                                                    - Federated American Leaders Portfolio*                                    SAST
ANNUITIES INVOLVE RISKS, INCLUDING                  - Telecom Utility Portfolio                                                SAST
POSSIBLE LOSS OF PRINCIPAL, AND ARE               MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.
NOT A DEPOSIT OR OBLIGATION OF, OR                  - Goldman Sachs Research Portfolio                                         SAST
GUARANTEED OR ENDORSED BY, ANY BANK.              MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.
THEY ARE NOT FEDERALLY INSURED BY THE               - Global Equities Portfolio                                                SAST
FEDERAL DEPOSIT INSURANCE                         MANAGED BY LORD, ABBETT & CO. LLC
CORPORATION, THE FEDERAL RESERVE                    - Lord Abbett Growth and Income Portfolio                                  LASF
BOARD OR ANY OTHER AGENCY.                        MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
                                                    - Marsico Growth Portfolio                                                 SAST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Massachusetts Investors Trust Portfolio*                             SAST
                                                    - MFS Mid-Cap Growth Portfolio                                             SAST
                                                  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**
                                                    - Growth Opportunities Portfolio                                           SAST
                                                    - International Diversified Equities Portfolio                             SAST
                                                    - Technology Portfolio                                                     SAST
                                                  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
                                                    - International Growth and Income Portfolio                                SAST
                                                    - Putnam Growth: Voyager Portfolio                                         SAST
                                                  MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC
                                                    - Foreign Value Portfolio                                                  SAST
                                                  MANAGED BY VAN KAMPEN ASSET MANAGEMENT
                                                    - Van Kampen LIT Comstock Portfolio*                                        VKT
                                                    - Van Kampen LIT Emerging Growth Portfolio                                  VKT
                                                    - Van Kampen LIT Growth and Income Portfolio                                VKT
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Capital Appreciation Portfolio                                            AST
                                                    - Growth Portfolio                                                          AST
                                                    - Natural Resources Portfolio                                               AST
                                              BALANCED:
                                                  MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.
                                                    - SunAmerica Balanced Portfolio                                            SAST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Total Return Portfolio                                               SAST
                                                  MANAGED BY WM ADVISORS, INC.
                                                    - Asset Allocation Portfolio                                                AST
                                              BONDS:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - High-Yield Bond Portfolio                                                SAST
                                                  MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
                                                    - Corporate Bond Portfolio                                                 SAST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                                                    - Global Bond Portfolio                                                    SAST
                                                  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**
                                                    - Worldwide High Income Portfolio                                          SAST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Government and Quality Bond Portfolio                                     AST
                                              CASH:
                                                  MANAGED BY COLUMBIA MANAGEMENT ADVISERS, LLC
                                                    - Cash Management Portfolio                                                SAST
                                              * "Dogs" of Wall Street Portfolio is an equity fund seeking total return; Federated
                                              American Leaders Portfolio is an equity fund seeking growth of capital and income;
                                                MFS Massachusetts Investors Trust Portfolio is an equity fund seeking reasonable current income, long-term capital growth and conservation of capital.; and Van
                                                Kampen LIT Comstock Portfolio is an equity fund seeking capital growth and income.
                                              ** Morgan Stanley Investment Management Inc. does business in certain instances using the name Van Kampen.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
                                   TABLE OF CONTENTS
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 GLOSSARY........................................................................     2
 HIGHLIGHTS......................................................................     3
 FEE AND EXPENSE TABLES..........................................................     4
    Maximum Owner Transaction Expenses...........................................     4
    Contract Maintenance Fee.....................................................     4
    Separate Account Annual Expenses.............................................     4
    Underlying Fund Expenses.....................................................     4
 EXAMPLES........................................................................     5
 THE ANCHOR ADVISOR VARIABLE ANNUITY.............................................     6
 PURCHASING A VARIABLE ANNUITY...................................................     6
    Allocation of Purchase Payments..............................................     7
    Accumulation Units...........................................................     7
    Right to Examine.............................................................     7
    Exchange Offers..............................................................     7
 INVESTMENT OPTIONS..............................................................     8
    Variable Portfolios..........................................................     8
        American Funds Insurance Series..........................................     8
        Anchor Series Trust......................................................     8
        Lord Abbett Series Fund, Inc. ...........................................     8
        SunAmerica Series Trust..................................................     8
        Van Kampen Life Investment Trust.........................................     8
    Fixed Accounts...............................................................     9
    Dollar Cost Averaging Program................................................    10
    Transfers During the Accumulation Phase......................................    10
    Automatic Asset Rebalancing Program..........................................    12
    Voting Rights................................................................    12
    Substitution, Addition or Deletion of Variable Portfolios....................    12
 ACCESS TO YOUR MONEY............................................................    12
    Systematic Withdrawal Program................................................    13
    Minimum Contract Value.......................................................    13
 DEATH BENEFITS..................................................................    13
    Death Benefit Defined Terms..................................................    14
    Death Benefit Options........................................................    14
    Optional EstatePlus Benefit..................................................    15
    Spousal Continuation.........................................................    16
 EXPENSES........................................................................    16
    Separate Account Expenses....................................................    16
    Underlying Fund Expenses.....................................................    16
    Transfer Fee.................................................................    16
    Optional EstatePlus Fee......................................................    17
    Premium Tax..................................................................    17
    Income Taxes.................................................................    17
    Reduction or Elimination of Fees, Expenses and Additional Amounts Credited...    17
 INCOME OPTIONS..................................................................    17
    Annuity Date.................................................................    17
    Income Options...............................................................    17
    Fixed or Variable Income Payments............................................    18
    Income Payments..............................................................    18
    Transfers During the Income Phase............................................    18
    Deferment of Payments........................................................    18
 TAXES...........................................................................    18
    Annuity Contracts in General.................................................    19
    Tax Treatment of Distributions - Non-Qualified Contracts.....................    19
    Tax Treatment of Distributions - Qualified Contracts.........................    19
    Minimum Distributions........................................................    20
    Tax Treatment of Death Benefits..............................................    20
    Contracts Owned by a Trust or Corporation....................................    21
    Gifts, Pledges and/or Assignments of a Contract..............................    21
    Diversification and Investor Control.........................................    21
 OTHER INFORMATION...............................................................    21
    AIG SunAmerica Life..........................................................    21
    The Separate Account.........................................................    21
    The General Account..........................................................    22
    Registration Statements......................................................    22
    Payments in Connection with Distribution of the Contract.....................    22
    Administration...............................................................    23
    Legal Proceedings............................................................    23
    Financial Statements.........................................................    23
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION........................    24
 APPENDIX A - CONDENSED FINANCIALS...............................................   A-1
 APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION......................   B-1
 APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
  AND BENEFITS...................................................................   C-1


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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your contract.


ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.


ANNUITANT - The person on whose life we base income payments after you begin the Income Phase.


ANNUITY DATE - The date on which you select income payments to begin.


ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica Life" are also used to identify the Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.


FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.


INCOME PHASE - The period during which we make income payments to you, other than Living Benefit payments.


LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.


NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investments and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.


TRUSTS - Collectively refers to the American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Trust, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the Underlying Funds of the Trusts.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                   HIGHLIGHTS
        ----------------------------------------------------------------
        ----------------------------------------------------------------


This Anchor Advisor Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company (the "Company"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and available fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.


FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive your contract value on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. PLEASE SEE PURCHASING A VARIABLE ANNUITY IN THE PROSPECTUS.


EXPENSES: There are fees and charges associated with the contract. We deduct separate account charges which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are portfolio expenses on amounts invested in the Variable Portfolios, including Rule 12b-1 fees of up to 0.25%. If you elect optional features available under the contract we may charge additional fees for those features. PLEASE SEE THE FEE TABLE, PURCHASING A VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive fixed or variable income payments or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. PLEASE SEE INCOME OPTIONS IN THE PROSPECTUS.


INQUIRIES: If you have questions about your contract, call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND SUBSEQUENT PURCHASE PAYMENTS.


SEE APPENDIX C FOR INFORMATION REGARDING STATE CONTRACT AVAILABILITY AND STATE SPECIFIC VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS AND PROGRAMS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN TRUSTS' INVESTMENT ADVISERS OR THEIR AFFILIATES FOR SERVICES RELATED TO THE AVAILABILITY OF THE UNDERLYING FUNDS IN THE CONTRACT, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

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                             FEE AND EXPENSE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGES........................................................................  None

TRANSFER FEE..................  $25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE................................................... None

SEPARATE ACCOUNT ANNUAL EXPENSES

(deducted from the average daily ending net asset value allocated to the Variable Portfolio)

Mortality and Expense Risk Charge...............................................  1.37%
Distribution Expense Charge.....................................................  0.15%
Optional EstatePlus Fee(1)......................................................  0.25%
                                                                                  =====
    TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES......................................  1.77%

UNDERLYING FUND EXPENSES

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


                        TOTAL ANNUAL UNDERLYING PORTFOLIO EXPENSES                          MINIMUM   MAXIMUM
                        ------------------------------------------                          -------   -------
(expenses that are deducted from underlying portfolios of the Trusts, including management fees, other expenses and 12b-1 fees, if applicable).....................................  0.52%(2)  1.35%(3)


FOOTNOTE TO THE FEE TABLES:

(1) EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 1.52%.


(2) As of December 31, 2005



(3) As of January 31, 2006

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum and minimum fees and expenses of the Underlying Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES


(assuming maximum separate account annual expenses of 1.77%, including optional EstatePlus, and investment in an Underlying Fund with total expenses of 1.35%)


(1) If you surrender your contract at the end of the applicable time period:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $315              $963             $1,635            $3,430
---------------------------------------------------------------------
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


(2) If you annuitize your contract at the end of the applicable time period:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $315              $963             $1,635            $3,430
---------------------------------------------------------------------
---------------------------------------------------------------------


(3) If you do not surrender your contract:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $315              $963             $1,635            $3,430
---------------------------------------------------------------------
---------------------------------------------------------------------


MINIMUM EXPENSE EXAMPLES


(assuming minimum separate account annual charges of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.52%)



(1) If you surrender your contract at the end of the applicable time period:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $207              $638             $1,096            $2,365
---------------------------------------------------------------------
---------------------------------------------------------------------


(2) If you annuitize your contract at the end of the applicable time period:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $207              $638             $1,096            $2,365
---------------------------------------------------------------------
---------------------------------------------------------------------



(3) If you do not surrender your contract:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $207              $638             $1,096            $2,365
---------------------------------------------------------------------
---------------------------------------------------------------------


EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as total annual Underlying Fund expenses. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
                                   EXPENSES.
           ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

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                      THE ANCHOR ADVISOR VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins after the specified waiting period when you start taking income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2.

        ----------------------------------------------------------------
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                         PURCHASING A VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The minimum initial Purchase Payment is $10,000 and subsequent amounts of $500 or more may be added to your contract.


We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.


We may not issue a contract to anyone age 90 or older on the contract issue date. We may not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older spouse is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment.

ALLOCATION OF PURCHASE PAYMENTS


In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in "good order," including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments.



An initial Purchase Payment will be priced within two business days after it is received by us in good order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.



Any subsequent Purchase Payment will be priced as of the day it is received by us in good order if the request is received before Market Close. If the subsequent Purchase Payment is received after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file. SEE INVESTMENT OPTIONS BELOW.


ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before Market Close, or on the next business day's unit value if we receive your money after Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

EXAMPLE:

We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with more features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities laws and insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                               INVESTMENT OPTIONS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

The Variable Portfolios along with their respective advisers are listed below:

     AMERICAN FUNDS INSURANCE SERIES - CLASS 2

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").

     ANCHOR SERIES TRUST - CLASS 1

     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and Wellington Management Company, LLP is the subadviser to Anchor Series Trust ("AST").

     LORD ABBETT SERIES FUND, INC. - CLASS VC


     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").


     SUNAMERICA SERIES TRUST - CLASS 1

     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").


     As noted below, certain portfolios invest in Class 3 shares of SAST.


     VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II

     Van Kampen Asset Management is the investment adviser to Van Kampen Life Investment Trust ("VKT").

STOCKS:

     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

       - Aggressive Growth Portfolio                                        SAST

       - Blue Chip Growth Portfolio                                         SAST


       - "Dogs" of Wall Street Portfolio*                                   SAST



     MANAGED BY ALLIANCEBERNSTEIN L.P.


       - Alliance Growth Portfolio                                          SAST

       - Growth-Income Portfolio                                            SAST


       - Small & Mid Cap Value Portfolio**                                  SAST


     MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY

       - American Funds Global Growth Portfolio                             AFIS

       - American Funds Growth Portfolio                                    AFIS

       - American Funds Growth-Income Portfolio                             AFIS


     MANAGED BY DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISERS


       - Davis Venture Value Portfolio                                      SAST

     MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA

       - Federated American Leaders Portfolio*                              SAST

       - Telecom Utility Portfolio                                          SAST

     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.

       - Goldman Sachs Research Portfolio                                   SAST

     MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.

       - Global Equities Portfolio                                          SAST


     MANAGED BY LORD, ABBETT & CO. LLC


       - Lord Abbett Growth and Income Portfolio*                           LASF

     MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC

       - Marsico Growth Portfolio                                           SAST

     MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY


       - MFS Massachusetts Investors Trust Portfolio*                       SAST


       - MFS Mid-Cap Growth Portfolio                                       SAST


     MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.***



       - Growth Opportunities Portfolio                                     SAST



       - International Diversified Equities Portfolio                       SAST



       - Technology Portfolio                                               SAST


     MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC

       - International Growth and Income Portfolio                          SAST

       - Putnam Growth: Voyager Portfolio                                   SAST

     MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC


       - Foreign Value Portfolio**                                          SAST


     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

       - Capital Appreciation Portfolio                                      AST

       - Growth Portfolio                                                    AST


       - Natural Resources Portfolio                                         AST



     MANAGED BY VAN KAMPEN ASSET MANAGEMENT



       - Van Kampen LIT Comstock Portfolio*                                  VKT


       - Van Kampen LIT Emerging Growth Portfolio                            VKT


       - Van Kampen LIT Growth and Income Portfolio                          VKT


BALANCED:


     MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.


       - SunAmerica Balanced Portfolio                                      SAST

     MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

       - MFS Total Return Portfolio                                         SAST

     MANAGED BY WM ADVISORS, INC.

       - Asset Allocation Portfolio                                          AST

BONDS:

     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

       - High-Yield Bond Portfolio                                          SAST

     MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY

       - Corporate Bond Portfolio                                           SAST

     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL

       - Global Bond Portfolio                                              SAST


     MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.***


       - Worldwide High Income Portfolio                                    SAST

     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

       - Government and Quality Bond Portfolio                               AST

CASH:


     MANAGED BY COLUMBIA MANAGEMENT ADVISERS, LLC


       - Cash Management Portfolio                                          SAST


* "Dogs" of Wall Street Portfolio is an equity fund seeking total return; Federated American Leaders Portfolio is an equity fund seeking growth of capital and income; MFS Massachusetts Investors Trust Portfolio is an equity fund seeking reasonable current income, long-term capital growth and conservation of capital; and Van Kampen LIT Comstock Portfolio is an equity fund seeking capital growth and income.



** Class 3 shares of SAST.



*** Morgan Stanley Investment Management Inc. does business in certain instances using the name Van Kampen.


YOU SHOULD READ THE ACCOMPANYING PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

All Fixed Accounts may not be available in your state. At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to make transfers and Purchase Payments into the Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM


The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers may occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.



If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. You may change or terminate these systematic transfers by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.



We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.



You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.



The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


     EXAMPLE OF DCA PROGRAM:

Assume that you want to move $750 each quarter from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

    -------------------------------------------------------------------------
            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
    -------------------------------------------------------------------------
              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
    -------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.


TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone or through the Company's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543, otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we adopted procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


Any transfer request will be priced as of the day it is received by us in good order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.


Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

TRANSFER POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an Underlying Fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 5 transfers within a rolling six-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail") for twelve months from the date of your 5th transfer request ("Standard U.S. Mail Policy"). For example, if you made a transfer on February 15, 2004 and within the previous six months (from August 15, 2003 forward) you made 5 transfers including the February 15th transfer, then all transfers made for twelve months after February 15, 2004 must be submitted by U.S. Mail (from February 16, 2004 through February 15, 2005). We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading and we do not conduct any additional routine monitoring. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity cannot be controlled by the Standard U.S. Mail Policy, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept transfers from a third party and not to accept preauthorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks to Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

AUTOMATIC ASSET REBALANCING PROGRAM


Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.



     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:



     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolio or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
        ----------------------------------------------------------------
        ----------------------------------------------------------------


You can access money in your contract by making a partial or total withdrawal, and/or by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in good order if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.


Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. You must send a written withdrawal request. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the Fixed Account in which your contract is invested. IN THE EVENT THAT A PRO RATA PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic payments under the Systematic Withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2.

The program is not available to everyone. Please check with our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

        ----------------------------------------------------------------
        ----------------------------------------------------------------

                                 DEATH BENEFITS

        ----------------------------------------------------------------
        ----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you switch to the Income Phase. In that case, your Beneficiary would receive any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You designate your Beneficiary who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in good order (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:


     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

If a Beneficiary does not elect a specific form of pay out, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.


A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin under the selected Income Option or the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an Income Option or participate in the Extended Legacy program.


The Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution if they wish. The contract continues in the original owner's name for the benefit of the Beneficiary. A Beneficiary may elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments under the selected income option or under the Extended Legacy program must begin no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option or participate in the Extended Legacy program. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another payout option. The Extended Legacy program allows the Beneficiary to take distributions in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after your death. A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid interest in the contract in the event of their death and make transfers among investment options. If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

Other Beneficiary Continuation Options

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of your death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of your death for IRAs. For IRAs, the 5-year option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the owner reaches the age of 70 1/2).

Please consult your tax advisor regarding tax implications and your particular circumstances.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. FURTHERMORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

DEATH BENEFIT OPTIONS

This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Option. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated.

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:


     1. Contract value; or


     2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or

     3. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date of death; and reduced for each withdrawal recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or


     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments since that contract anniversary.


If you are age 90 or older at the time of death and selected the Maximum Anniversary Option, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of this Option if:

     - you are age 81 or older at the time of contract issue; or

     - you are age 90 or older at the time of your death.

The Death Benefit on contracts issued before October 24, 2001 would be subject to a different calculation. Please see the Statement of Additional Information for details.


For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.


OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------
   CONTRACT YEAR              ESTATEPLUS                    MAXIMUM
      OF DEATH                PERCENTAGE              ESTATEPLUS BENEFIT
----------------------------------------------------------------------------
 Years 0 - 4           25% of Earnings             40% of Net Purchase
                                                   Payments
----------------------------------------------------------------------------
 Years 5 - 9           40% of Earnings             65% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------
 Years 10+             50% of Earnings             75% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

---------------------------------------------------------------------------------
      CONTRACT YEAR                ESTATEPLUS                    MAXIMUM
        OF DEATH                   PERCENTAGE              ESTATEPLUS BENEFIT
---------------------------------------------------------------------------------
 All Contract Years         25% of Earnings             40% of Net Purchase
                                                        Payments*
---------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue or terminate EstatePlus on the Continuation Date but cannot continue the contract with EstatePlus if they are age 81 or older on the Continuation Date. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract and its benefit and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                    EXPENSES
        ----------------------------------------------------------------
        ----------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract level fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below.

SEPARATE ACCOUNT EXPENSES

The mortality and expense risk charge and distribution expense charge is 1.52% annually of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEE

The Separate Account purchases shares of the Variable Portfolios. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. These fees may vary. They are not fixed or specified in your annuity contract, rather the Variable Portfolios are governed by their own boards of trustees.


12b-1 FEES


Shares of certain Trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.


There is an annualized 0.25% fee applicable to Class II shares of the Van Kampen Life Investment Trust, Class 2 shares of the American Funds Insurance Series, and Class 3 shares of SunAmerica Series Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.


For more detailed information on these Underlying Fund fees, refer to the prospectuses for the Trusts.

TRANSFER FEE

Generally, we permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.

OPTIONAL ESTATEPLUS FEE

The fee for EstatePlus is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio.

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. We deduct these premium tax charges when you fully surrender your contract or begin the Income Phase. In the future, we may deduct this premium tax at the time you make a Purchase Payment or upon payment of a death benefit.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                 INCOME OPTIONS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want income payments to begin. Your annuity date is the first day of the month you select income payments to begin ("Annuity Date"). You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your income payments will automatically begin on the Latest Annuity Date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS

You must contact us to select an income option. Once you begin receiving income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive income payments but do not select an option, your income payments shall be in accordance with Option 4 for a period of 10 years; for income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining income payments are made to the Beneficiary under your contract.

OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract.

OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed income payments being made) may redeem any remaining guaranteed variable income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and if your money is only in Fixed Accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable, unless otherwise elected. If income payments are fixed, the Company guarantees the amount of each payment. If the income payments are variable, the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on the following:

     - for life options, your age when payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                     TAXES
        ----------------------------------------------------------------
        ----------------------------------------------------------------

NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including the Owner's attainment of age 59 1/2 and at least five years in a Roth account under the plan or IRA, will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

     - for payment of health insurance if you are unemployed and meet certain requirements

     - distributions from IRAs for higher education expenses

     - distributions from IRAs for first home purchases

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations effective January 1, 2006 will require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

        ----------------------------------------------------------------

        ----------------------------------------------------------------
                               OTHER INFORMATION
        ----------------------------------------------------------------
        ----------------------------------------------------------------

AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

THE SEPARATE ACCOUNT


The Company established the Separate Account, Variable Annuity Account Four, under California law on November 8, 1994. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.


The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

THE GENERAL ACCOUNT

Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.


The Company has a support agreement in effect between the Company and its ultimate parent company, AIG, and the Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG. See the Statement of Additional Information for more information regarding these arrangements.



Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. There can be no assurance that such ratings agencies will not take further action with respect to such ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.


GUARANTEE OF INSURANCE OBLIGATIONS


Insurance obligations under contracts issued by the Company are guaranteed by American Home, an affiliate of the Company. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and income options. The guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The guarantee provides that the Company's contract owners can enforce the guarantee directly.


The Company expects that the American Home guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the American Home guarantee would continue to be covered, including obligations arising from Purchase Payments received after termination, until satisfied in full.


American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of AIG.


REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS TO BROKER-DEALERS

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 3% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We may pay broker-dealers support fees in the form of additional cash or non-cash compensation. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the firm's registered representatives about our products, our participation in sales conferences and educational seminars and allowing broker-dealers to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.

Contract commissions and other support fees may influence the way that a broker-dealer and its registered representatives market the contracts and service customers who purchase the contracts and may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are retained in connection with the distribution of the contracts.

PAYMENTS WE RECEIVED

In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation of up to 0.40% annually based on assets under management from certain Trusts' investment advisers or their affiliates for services related to the availability of the Underlying Funds in the contract. We receive such payments in connection with each of the Trusts available in this Contract with the exception of AFIS. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management. Furthermore, certain investment advisers and/or subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company with the exception of the matter disclosed below.

A purported class action captioned Nitika Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The action has been transferred to and is currently pending in the United States District Court for the District of Maryland, Case No. 04-md-15863, as part of a Multi-District Litigation proceeding. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.


On February 9, 2006, AIG announced that is has reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities & Exchange Commission, ("SEC"), Department of Justice ("DOJ"), the Office of the New York Attorney General and the New York State Department of Insurance ("NYAG and DOI"). The settlements resolved outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission form the SEC to continue to serve as a depositor for separate accounts. The Company expects that permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however.


FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.


We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2005, File No. 001-08787, filed on March 16, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The Company and AIG are subject to the informational requirements of the Exchange Act. The Company and AIG file reports and other information with the SEC to meet those requirements. AIG and the Company file this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA

100 F. Street, N.E., Room 1580

Washington, DC 20549

CHICAGO, ILLINOIS

175 W. Jackson Boulevard

Chicago, IL 60604

NEW YORK, NEW YORK

3 World Financial, Room 4300

New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company

Annuity Service Center

P.O. Box 54299

Los Angeles, California 90054-0299

Telephone Number: (800) 445-SUN2

The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
        ----------------------------------------------------------------
        ----------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.


Separate Account................................    3
American Home Assurance Company.................    3
General Account.................................    3
Support Agreement Between the Company and AIG...    4
Performance Data................................    4
Income Payments.................................    6
Annuity Unit Values.............................    6
Death Benefit Options for Contracts Issued
  Before October 24, 2001.......................    9
Taxes...........................................   12
Distribution of Contracts.......................   17
Financial Statements............................   17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       APPENDIX A - CONDENSED FINANCIALS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                         FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                      PORTFOLIOS                           12/31/01       12/31/02       12/31/03       12/31/04       12/31/05
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES - CLASS 2
American Funds Global Growth (Inception
  Date - 7/28/03)
        Beginning AUV.................................   (a)N/A         (a)N/A         (a)$12.479     (a)$14.591     (a)$16.310
                                                         (b)N/A         (b)N/A         (b)$12.447     (b)$14.537     (b)$16.209
        Ending AUV....................................   (a)N/A         (a)N/A         (a)$14.591     (a)$16.310     (a)$18.325
                                                         (b)N/A         (b)N/A         (b)$14.537     (b)$16.209     (b)$18.167
        Ending Number of AUs..........................   (a)N/A         (a)N/A         (a)144,246     (a)615,729     (a)1,160,068
                                                         (b)N/A         (b)N/A         (b)875         (b)15,195      (b)41,719
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth (Inception Date - 7/28/03)
        Beginning AUV.................................   (a)N/A         (a)N/A         (a)$13.167     (a)$14.667     (a)$16.252
                                                         (b)N/A         (b)N/A         (b)$13.139     (b)$14.621     (b)$16.161
        Ending AUV....................................   (a)N/A         (a)N/A         (a)$14.667     (a)$16.252     (a)$18.599
                                                         (b)N/A         (b)N/A         (b)$14.621     (b)$16.161     (b)$18.448
        Ending Number of AUs..........................   (a)N/A         (a)N/A         (a)330,470     (a)813,276     (a)1,415,699
                                                         (b)N/A         (b)N/A         (b)5,884       (b)55,915      (b)62,571
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income (Inception
  Date - 7/28/03)
        Beginning AUV.................................   (a)N/A         (a)N/A         (a)$12.590     (a)$14.197     (a)$15.434
                                                         (b)N/A         (b)N/A         (b)$12.560     (b)$14.148     (b)$15.342
        Ending AUV....................................   (a)N/A         (a)N/A         (a)$14.197     (a)$15.434     (a)$16.088
                                                         (b)N/A         (b)N/A         (b)$14.148     (b)$15.342     (b)$15.952
        Ending Number of AUs..........................   (a)N/A         (a)N/A         (a)580,789     (a)1,614,783   (a)2,958,963
                                                         (b)N/A         (b)N/A         (b)8,914       (b)74,950      (b)101,235
---------------------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST - CLASS 1
Asset Allocation (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$19.448     (a)$18.614     (a)$16.951     (a)$20.546     (a)$22.327
                                                         (b)$19.178     (b)$18.582     (b)$16.881     (b)$20.409     (b)$22.124
        End AUV.......................................   (a)$18.614     (a)$16.951     (a)$20.546     (a)$22.327     (a)$23.083
                                                         (b)$18.582     (b)$16.881     (b)$20.409     (b)$22.124     (b)$22.816
        Ending Number of AUs..........................   (a)1,700,036   (a)1,804,886   (a)1,803,785   (a)1,851,557   (a)1,700,748
                                                         (b)4,093       (b)14,688      (b)13,259      (b)9,923       (b)8,329

---------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$39.336     (a)$33.864     (a)$25.794     (a)$33.600     (a)$36.106
                                                         (b)$33.269     (b)$33.775     (b)$25.662     (b)$33.343     (b)$35.743
        End AUV.......................................   (a)$33.864     (a)$25.794     (a)$33.600     (a)$36.106     (a)$39.703
                                                         (b)$33.775     (b)$25.662     (b)$33.343     (b)$35.743     (b)$39.206
        Ending Number of AUs..........................   (a)2,269,004   (a)1,854,892   (a)1,705,205   (a)1,490,686   (a)1,263,794
                                                         (b)29,640      (b)43,419      (b)44,085      (b)45,479      (b)45,904

---------------------------------------------------------------------------------------------------------------------------------
Government and Quality Bond (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$14.557     (a)$15.330     (a)$16.504     (a)$16.664     (a)$16.972
                                                         (b)$14.849     (b)$15.292     (b)$16.423     (b)$16.541     (b)$16.805
        End AUV.......................................   (a)$15.330     (a)$16.504     (a)$16.664     (a)$16.972     (a)$17.157
                                                         (b)$15.292     (b)$16.423     (b)$16.541     (b)$16.805     (b)$16.946
        Ending Number of AUs..........................   (a)2,871,304   (a)3,727,652   (a)2,707,534   (a)1,822,095   (a)1,658,067
                                                         (b)51,435      (b)75,513      (b)56,105      (b)52,262      (b)52,669

---------------------------------------------------------------------------------------------------------------------------------
Growth (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$31.785     (a)$27.208     (a)$20.859     (a)$26.692     (a)$29.142
                                                         (b)$26.441     (b)$27.144     (b)$20.757     (b)$26.496     (b)$28.856
        End AUV.......................................   (a)$27.208     (a)$20.859     (a)$26.692     (a)$29.142     (a)$30.747
                                                         (b)$27.144     (b)$20.757     (b)$26.496     (b)$28.856     (b)$30.369
        Ending Number of AUs..........................   (a)1,624,286   (a)1,255,588   (a)1,131,527   (a)907,773     (a)760,191
                                                         (b)12,570      (b)12,858      (b)13,228      (b)11,838      (b)9,900

---------------------------------------------------------------------------------------------------------------------------------
Natural Resources (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$14.706     (a)$14.327     (a)$15.293     (a)$22.251     (a)$27.405
                                                         (b)$15.450     (b)$14.289     (b)$15.218     (b)$22.086     (b)$27.133
        End AUV.......................................   (a)$14.327     (a)$15.293     (a)$22.251     (a)$27.405     (a)$39.440
                                                         (b)$14.289     (b)$15.218     (b)$22.086     (b)$27.133     (b)$38.951
        Ending Number of AUs..........................   (a)291,991     (a)345,600     (a)360,978     (a)387,002     (a)388,718
                                                         (b)258         (b)3,543       (b)407         (b)1,573       (b)6,105

---------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUNDS, INC. - CLASS VC
Lord Abbett Series Fund Growth and Income (Inception
  Date - 7/28/03)
        Beginning AUV.................................   (a)N/A         (a)N/A         (a)$9.337      (a)$10.556     (a)$11.713
                                                         (b)N/A         (b)N/A         (b)$9.300      (b)$10.503     (b)$11.624
        Ending AUV....................................   (a)N/A         (a)N/A         (a)$10.556     (a)$11.713     (a)$11.911
                                                         (b)N/A         (b)N/A         (b)$10.503     (b)$11.624     (b)$11.791
        Ending Number of AUs..........................   (a)N/A         (a)N/A         (a)138,758     (a)672,413     (a)1,370,488
                                                         (b)N/A         (b)N/A         (b)5,076       (b)27,324      (b)43,991

---------------------------------------------------------------------------------------------------------------------------------


         AUV - Accumulation Unit Value
         AU - Accumulation Units
         (a) Reflects AUV/AU without election of EstatePlus.
         (b) Reflects AUV/AU with election of EstatePlus.

                                                         FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                      PORTFOLIOS                           12/31/01       12/31/02       12/31/03       12/31/04       12/31/05
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST - CLASS 1
Aggressive Growth (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$20.283     (a)$13.648     (a)$10.123     (a)$12.807     (a)$14.731
                                                         (b)$17.073     (b)$13.621     (b)$10.078     (b)$12.719     (b)$14.592
        End AUV.......................................   (a)$13.648     (a)$10.123     (a)$12.807     (a)$14.731     (a)$15.776
                                                         (b)$13.621     (b)$10.078     (b)$12.719     (b)$14.592     (b)$15.589
        Ending Number of AUs..........................   (a)1,549,152   (a)1,113,813   (a)998,418     (a)918,204     (a)727,670
                                                         (b)2,901       (b)3,336       (b)4,795       (b)4,507       (b)4,781

---------------------------------------------------------------------------------------------------------------------------------
Alliance Growth (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$38.509     (a)$32.621     (a)$22.076     (a)$27.355     (a)$29.082
                                                         (b)$32.000     (b)$32.541     (b)$21.966     (b)$27.152     (b)$28.794
        End AUV.......................................   (a)$32.621     (a)$22.076     (a)$27.355     (a)$29.082     (a)$33.404
                                                         (b)$32.541     (b)$21.966     (b)$27.152     (b)$28.794     (b)$32.991
        Ending Number of AUs..........................   (a)3,468,395   (a)2,495,614   (a)2,087,862   (a)1,635,976   (a)1,272,463
                                                         (b)24,593      (b)23,197      (b)24,778      (b)12,714      (b)8,754

---------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$8.759      (a)$6.692      (a)$4.661      (a)$5.785      (a)$5.996
                                                         (b)$8.066      (b)$6.674      (b)$4.637      (b)$5.741      (b)$5.935
        End AUV.......................................   (a)$6.692      (a)$4.661      (a)$5.785      (a)$5.996      (a)$6.056
                                                         (b)$6.674      (b)$4.637      (b)$5.741      (b)$5.935      (b)$5.980
        Ending Number of AUs..........................   (a)84,737      (a)219,074     (a)377,969     (a)307,355     (a)257,480
                                                         (b)14,912      (b)24,894      (b)30,031      (b)62,032      (b)75,886

---------------------------------------------------------------------------------------------------------------------------------
Cash Management (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$12.793     (a)$13.062     (a)$13.040     (a)$12.929     (a)$12.838
                                                         (b)$12.882     (b)$13.028     (b)$12.976     (b)$12.834     (b)$12.712
        End AUV.......................................   (a)$13.062     (a)$13.040     (a)$12.929     (a)$12.838     (a)$12.997
                                                         (b)$13.028     (b)$12.976     (b)$12.834     (b)$12.712     (b)$12.838
        Ending Number of AUs..........................   (a)15,479,712  (a)7,100,813   (a)1,794,139   (a)1,216,652   (a)1,047,946
                                                         (b)63,268      (b)41,598      (b)20,307      (b)49,074      (b)10,661

---------------------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$13.190     (a)$13.972     (a)$14.788     (a)$16.304     (a)$17.153
                                                         (b)$13.674     (b)$13.933     (b)$14.709     (b)$16.176     (b)$16.977
        End AUV.......................................   (a)$13.972     (a)$14.788     (a)$16.304     (a)$17.153     (a)$17.217
                                                         (b)$13.933     (b)$14.709     (b)$16.176     (b)$16.977     (b)$16.997
        Ending Number of AUs..........................   (a)1,282,670   (a)1,250,457   (a)1,070,502   (a)1,028,350   (a)1,078,009
                                                         (b)29,323      (b)41,384      (b)38,215      (b)32,972      (b)35,953

---------------------------------------------------------------------------------------------------------------------------------
Davis Venture Value (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$30.052     (a)$26.245     (a)$21.522     (a)$28.218     (a)$31.548
                                                         (b)$25.322     (b)$26.176     (b)$21.413     (b)$28.004     (b)$31.231
        End AUV.......................................   (a)$26.245     (a)$21.522     (a)$28.218     (a)$31.548     (a)$34.369
                                                         (b)$26.176     (b)$21.413     (b)$28.004     (b)$31.231     (b)$33.939
        Ending Number of AUs..........................   (a)4,522,372   (a)3,853,665   (a)3,450,131   (a)3,134,711   (a)2,752,424
                                                         (b)40,065      (b)49,296      (b)43,527      (b)31,429      (b)31,636

---------------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$9.122      (a)$9.692      (a)$8.920      (a)$10.544     (a)$11.385
                                                         (b)$9.388      (b)$9.668      (b)$8.875      (b)$10.466     (b)$11.272
        End AUV.......................................   (a)$9.692      (a)$8.920      (a)$10.544     (a)$11.385     (a)$10.906
                                                         (b)$9.668      (b)$8.875      (b)$10.466     (b)$11.272     (b)$10.771
        Ending Number of AUs..........................   (a)798,044     (a)853,991     (a)736,352     (a)561,071     (a)444,393
                                                         (b)3,074       (b)5,948       (b)8,746       (b)9,151       (b)2,391

---------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$17.029     (a)$16.381     (a)$12.944     (a)$16.264     (a)$17.603
                                                         (b)$15.775     (b)$16.335     (b)$12.875     (b)$16.138     (b)$17.423
        End AUV.......................................   (a)$16.381     (a)$12.944     (a)$16.264     (a)$17.603     (a)$18.148
                                                         (b)$16.335     (b)$12.875     (b)$16.138     (b)$17.423     (b)$17.917
        Ending Number of AUs..........................   (a)1,377,996   (a)1,436,161   (a)1,263,554   (a)1,006,014   (a)799,430
                                                         (b)7,643       (b)13,372      (b)12,964      (b)13,833      (b)11,830

---------------------------------------------------------------------------------------------------------------------------------
Foreign Value* (Inception Date - 7/28/03)
        Beginning AUV.................................   (a)N/A         (a)N/A         (a)$10.559     (a)$12.463     (a)$14.701
                                                         (b)N/A         (b)N/A         (b)$10.526     (b)$12.410     (b)$14.602
        Ending AUV....................................   (a)N/A         (a)N/A         (a)$12.463     (a)$14.701     (a)$15.918
                                                         (b)N/A         (b)N/A         (b)$12.410     (b)$14.602     (b)$15.770
        Ending Number of AUs..........................   (a)N/A         (a)N/A         (a)20,980      (a)362,546     (a)518,541
                                                         (b)N/A         (b)N/A         (b)0.000       (b)2,002       (b)4,279

---------------------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$15.158     (a)$15.678     (a)$16.361     (a)$16.687     (a)$17.087
                                                         (b)$15.629     (b)$15.639     (b)$16.279     (b)$16.562     (b)$16.917
        End AUV.......................................   (a)$15.678     (a)$16.361     (a)$16.687     (a)$17.087     (a)$17.601
                                                         (b)$15.639     (b)$16.279     (b)$16.562     (b)$16.917     (b)$17.383
        Ending Number of AUs..........................   (a)426,778     (a)365,051     (a)300,945     (a)297,473     (a)322,542
                                                         (b)208         (b)598         (b)1,376       (b)2,174       (b)3,598

---------------------------------------------------------------------------------------------------------------------------------



         AUV -- Accumulation Unit Value


         AU -- Accumulation Units


         (a) Without election of the enhanced death benefit and EstatePlus.

         (b) With election of the enhanced death benefit and EstatePlus.





         * Class 3 shares of SunAmerica Series Trust, which are subject to a 0.25% 12b-1 fee.

                                                         FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                      PORTFOLIOS                           12/31/01       12/31/02       12/31/03       12/31/04       12/31/05
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Global Equities (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$21.654     (a)$17.472     (a)$12.588     (a)$15.688     (a)$17.285
                                                         (b)$19.803     (b)$17.425     (b)$12.524     (b)$15.588     (b)$17.111
        End AUV.......................................   (a)$17.472     (a)$12.588     (a)$15.688     (a)$17.285     (a)$19.712
                                                         (b)$17.425     (b)$12.524     (b)$15.568     (b)$17.111     (b)$19.465
        Ending Number of AUs..........................   (a)1,339,247   (a)929,945     (a)792,029     (a)598,465     (a)445,675
                                                         (b)4,681       (b)7,913       (b)6,210       (b)5,046       (b)5,165

---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$9.332      (a)$7.173      (a)$5.080      (a)$6.266      (a)$6.975
                                                         (b)$9.103      (b)$7.154      (b)$5.054      (b)$6.218      (b)$6.904
        End AUV.......................................   (a)$7.173      (a)$5.080      (a)$6.266      (a)$6.975      (a)$7.117
                                                         (b)$7.154      (b)$5.054      (b)$6.218      (b)$6.904      (b)$7.027
        Ending Number of AUs..........................   (a)179,926     (a)213,444     (a)153,918     (a)192,318     (a)121,681
                                                         (b)32,029      (b)29,747      (b)21,191      (b)6,064       (b)9,648

---------------------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$32.417     (a)$26.847     (a)$20.850     (a)$25.801     (a)$28.342
                                                         (b)$27.698     (b)$26.783     (b)$20.748     (b)$25.611     (b)$28.063
        End AUV.......................................   (a)$26.847     (a)$20.850     (a)$25.801     (a)$28.342     (a)$29.925
                                                         (b)$26.783     (b)$20.748     (b)$25.611     (b)$28.063     (b)$29.557
        Ending Number of AUs..........................   (a)3,750,334   (a)3,040,385   (a)2,572,643   (a)2,087,895   (a)1,642,478
                                                         (b)13,812      (b)19,928      (b)15,959      (b)11,836      (b)11,441

---------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$8.579      (a)$5.807      (a)$3.443      (a)$4.577      (a)$4.786
                                                         (b)$6.988      (b)$5.798      (b)$3.429      (b)$4.547      (b)$4.742
        End AUV.......................................   (a)$5.807      (a)$3.443      (a)$4.577      (a)$4.786      (a)$5.075
                                                         (b)$5.798      (b)$3.429      (b)$4.547      (b)$4.742      (b)$5.016
        Ending Number of AUs..........................   (a)57,138      (a)147,919     (a)241,096     (a)167,203     (a)171,603
                                                         (b)1,528       (b)3,319       (b)2,765       (b)3,574       (b)5,749

---------------------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$13.279     (a)$12.511     (a)$11.607     (a)$15.041     (a)$17.401
                                                         (b)$13.522     (b)$12.489     (b)$11.564     (b)$14.947     (b)$17.250
        End AUV.......................................   (a)$12.511     (a)$11.607     (a)$15.041     (a)$17.401     (a)$18.658
                                                         (b)$12.489     (b)$11.564     (b)$14.947     (b)$17.250     (b)$18.450
        Ending Number of AUs..........................   (a)1,205,175   (a)1,079,944   (a)1,423,384   (a)1,038,865   (a)927,030
                                                         (b)13,903      (b)18,915      (b)16,537      (b)12,709      (b)11,079

---------------------------------------------------------------------------------------------------------------------------------
International Diversified Equities (Inception
  Date - 7/9/01)
        Beginning AUV.................................   (a)$13.614     (a)$10.196     (a)$7.175      (a)$9.314      (a)$10.686
                                                         (b)$12.109     (b)$10.162     (b)$7.140      (b)$9.245      (b)$10.581
        End AUV.......................................   (a)$10.196     (a)$7.175      (a)$9.314      (a)$10.686     (a)$11.975
                                                         (b)$10.162     (b)$7.140      (b)$9.245      (b)$10.581     (b)$11.828
        Ending Number of AUs..........................   (a)2,962,441   (a)2,588,862   (a)2,253,565   (a)2,018,801   (a)1,462,719
                                                         (b)9,943       (b)818         (b)13,414      (b)726         (b)808

---------------------------------------------------------------------------------------------------------------------------------
International Growth & Income (Inception
  Date - 7/9/01)
        Beginning AUV.................................   (a)$13.980     (a)$10.743     (a)$8.367      (a)$11.283     (a)$13.431
                                                         (b)$12.558     (b)$10.713     (b)$8.322      (b)$11.195     (b)$13.293
        End AUV.......................................   (a)$10.743     (a)$8.367      (a)$11.283     (a)$13.431     (a)$15.119
                                                         (b)$10.713     (b)$8.322      (b)$11.195     (b)$13.293     (b)$14.926
        Ending Number of AUs..........................   (a)540,811     (a)361,014     (a)441,884     (a)730,761     (a)688,635
                                                         (b)12,893      (b)12,733      (b)9,786       (b)11,126      (b)6,756

---------------------------------------------------------------------------------------------------------------------------------
Marsico Growth (Inception Date - 7/28/03)
        Beginning AUV.................................   (a)N/A         (a)N/A         (a)$8.768      (a)$9.550      (a)$10.466
                                                         (b)N/A         (b)N/A         (b)$8.743      (b)$0.000      (b)$10.324
        Ending AUV....................................   (a)N/A         (a)N/A         (a)$9.550      (a)$10.466     (a)$11.413
                                                         (b)N/A         (b)N/A         (b)$0.000      (b)$0.000      (b)$11.268
        Ending Number of AUs..........................   (a)N/A         (a)N/A         (a)172,556     (a)126,389     (a)216,259
                                                         (b)N/A         (b)N/A         (b)0.000       (b)0           (b)0

---------------------------------------------------------------------------------------------------------------------------------
MFS Massachusetts Investors Trust (Inception
  Date - 7/9/01)
        Beginning AUV.................................   (a)$23.098     (a)$19.203     (a)$14.944     (a)$18.028     (a)$19.863
                                                         (b)$19.550     (b)$19.159     (b)$14.872     (b)$17.897     (b)$19.669
        End AUV.......................................   (a)$19.203     (a)$14.944     (a)$18.028     (a)$19.863     (a)$21.074
                                                         (b)$19.159     (b)$14.872     (b)$17.897     (b)$19.669     (b)$20.816
        Ending Number of AUs..........................   (a)194,759     (a)308,531     (a)347,019     (a)274,390     (a)214.714
                                                         (b)16,776      (b)25,647      (b)12,161      (b)11,007      (b)7,945

---------------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$16.649     (a)$13.420     (a)$6.982      (a)$9.438      (a)$10.605
                                                         (b)$16.262     (b)$13.385     (b)$6.947      (b)$9.367      (b)$10.499
        End AUV.......................................   (a)$13.420     (a)$6.982      (a)$9.438      (a)$10.605     (a)$10.778
                                                         (b)$13.385     (b)$6.947      (b)$9.367      (b)$10.499     (b)$10.643
        Ending Number of AUs..........................   (a)337,250     (a)412,156     (a)1,404,870   (a)642,027     (a)486,379
                                                         (b)24,177      (b)30,661      (b)31,824      (b)31,195      (b)18,828

---------------------------------------------------------------------------------------------------------------------------------



         AUV -- Accumulation Unit Value


         AU -- Accumulation Units


         (a) Without election of the enhanced death benefit and EstatePlus.


         (b) With election of the enhanced death benefit and EstatePlus.

                                                         FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                      PORTFOLIOS                           12/31/01       12/31/02       12/31/03       12/31/04       12/31/05
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inception Date - 7/28/03)
        Beginning AUV.................................   (a)N/A         (a)N/A         (a)$21.276     (a)$22.895     (a)$25.099
                                                         (b)N/A         (b)N/A         (b)$21.151     (b)$22.735     (b)$24.861
        End AUV.......................................   (a)N/A         (a)N/A         (a)$22.895     (a)$25.099     (a)$25.473
                                                         (b)N/A         (b)N/A         (b)$22.735     (b)$24.861     (b)$25.169
        Ending Number of AUs..........................   (a)N/A         (a)N/A         (a)113,928     (a)354,737     (a)816,078
                                                         (b)N/A         (b)N/A         (b)1,795       (b)28,996      (b)67,325

---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth: Voyager (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$25.118     (a)$19.097     (a)$13.832     (a)$16.896     (a)$17.473
                                                         (b)$22.169     (b)$19.049     (b)$13.764     (b)$16.770     (b)$17.300
        End AUV.......................................   (a)$19.097     (a)$13.832     (a)$16.896     (a)$17.473     (a)$18.253
                                                         (b)$19.049     (b)$13.764     (b)$16.770     (b)$17.300     (b)$18.028
        Ending Number of AUs..........................   (a)85,953      (a)99,343      (a)120,333     (a)98,773      (a)78,635
                                                         (b)3,731       (b)4,001       (b)5,291       (b)6,094       (b)6,072

---------------------------------------------------------------------------------------------------------------------------------
Small & Mid Cap Value* (Inception Date - 7/28/03)
        Beginning AUV.................................   (a)N/A         (a)N/A         (a)$11.487     (a)$13.590     (a)$15.770
                                                         (b)N/A         (b)N/A         (b)$11.446     (b)$13.525     (b)$15.657
        Ending AUV....................................   (a)N/A         (a)N/A         (a)$13.590     (a)$15.770     (a)$16.432
                                                         (b)N/A         (b)N/A         (b)$13.525     (b)$15.657     (b)$16.273
        Ending Number of AUs..........................   (a)N/A         (a)N/A         (a)35,851      (a)540,565     (a)610,756
                                                         (b)N/A         (b)N/A         (b)0           (b)4,061       (b)9,977

---------------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$17.561     (a)$15.021     (a)$12.550     (a)$14.229     (a)$14.964
                                                         (b)$16.318     (b)$14.988     (b)$12.491     (b)$14.127     (b)$14.819
        End AUV.......................................   (a)$15.021     (a)$12.550     (a)$14.229     (a)$14.964     (a)$15.017
                                                         (b)$14.988     (b)$12.491     (b)$14.127     (b)$14.819     (b)$14.835
        Ending Number of AUs..........................   (a)2,982,720   (a)2,302,709   (a)1,938,351   (a)1,593,062   (a)1,328,618
                                                         (b)7,505       (b)15,203      (b)12,214      (b)8,614       (b)8,069

---------------------------------------------------------------------------------------------------------------------------------
Technology (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$5.986      (a)$3.452      (a)$1.722      (a)$2.557      (a)$2.455
                                                         (b)$4.505      (b)$3.444      (b)$1.714      (b)$2.538      (b)$2.431
        End AUV.......................................   (a)$3.452      (a)$1.722      (a)$2.557      (a)$2.455      (a)$2.413
                                                         (b)$3.444      (b)$1.714      (b)$2.538      (b)$2.431      (b)$2.383
        Ending Number of AUs..........................   (a)452,103     (a)477,205     (a)3,596,149   (a)516,107     (a)557,215
                                                         (b)8,367       (b)9,496       (b)14,350      (b)5,093       (b)5,068

---------------------------------------------------------------------------------------------------------------------------------
Telecom Utility (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$13.537     (a)$11.504     (a)$8.638      (a)$10.104     (a)$11.621
                                                         (b)$13.611     (b)$11.480     (b)$8.597      (b)$10.031     (b)$11.508
        End AUV.......................................   (a)$11.504     (a)$8.638      (a)$10.104     (a)$11.621     (a)$12.192
                                                         (b)$11.480     (b)$8.597      (b)$10.031     (b)$11.508     (b)$12.044
        Ending Number of AUs..........................   (a)741,375     (a)580,807     (a)475,095     (a)406,395     (a)323,245
                                                         (b)346         (b)238         (b)241         (b)234         (b)231

---------------------------------------------------------------------------------------------------------------------------------
Worldwide High Income (Inception Date - 7/9/01)
        Beginning AUV.................................   (a)$15.005     (a)$14.299     (a)$14.029     (a)$17.402     (a)$18.754
                                                         (b)$14.955     (b)$14.278     (b)$13.987     (b)$17.306     (b)$18.604
        End AUV.......................................   (a)$14.299     (a)$14.029     (a)$17.402     (a)$18.754     (a)$19.822
                                                         (b)$14.278     (b)$13.987     (b)$17.306     (b)$18.604     (b)$19.615
        Ending Number of AUs..........................   (a)304,989     (a)257,489     (a)280,688     (a)226,068     (a)237,804
                                                         (b)803         (b)840         (b)702         (b)751         (b)3,592

---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II
Van Kampen LIT Comstock (Inception Date - 12/10/01)
        Beginning AUV.................................   (a)$0          (a)$0          (a)$9.158      (a)$10.431     (a)$12.064
                                                         (b)$0          (b)$0          (b)$9.126      (b)$10.382     (b)$11.978
        End AUV.......................................   (a)$0          (a)$0          (a)$10.431     (a)$12.064     (a)$12.371
                                                         (b)$0          (b)$0          (b)$10.382     (b)$11.978     (b)$12.252
        Ending Number of AUs..........................   (a)0           (a)0           (a)146,887     (a)563,966     (a)1,461,633
                                                         (b)0           (b)0           (b)7,082       (b)54,095      (b)93,560

---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth (Inception
  Date - 12/10/01)
        Beginning AUV.................................   (a)$0          (a)$0          (a)$8.020      (a)$8.610      (a)$9.057
                                                         (b)$0          (b)$0          (b)$7.955      (b)$8.530      (b)$8.952
        End AUV.......................................   (a)$0          (a)$0          (a)$8.610      (a)$9.057      (a)$9.602
                                                         (b)$0          (b)$0          (b)$8.530      (b)$8.952      (b)$9.466
        Ending Number of AUs..........................   (a)0           (a)0           (a)34,571      (a)67,156      (a)75,779
                                                         (b)0           (b)0           (b)1,506       (b)2,884       (b)5,065

---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income (Inception
  Date - 1/25/02)
        Beginning AUV.................................   (a)N/A         (a)$0          (a)$9.868      (a)$11.139     (a)$12.520
                                                         (b)N/A         (b)$0          (b)$9.827      (b)$11.081     (b)$12.424
        End AUV.......................................   (a)N/A         (a)$0          (a)$11.139     (a)$12.520     (a)$13.529
                                                         (b)N/A         (b)$0          (b)$11.081     (b)$12.424     (b)$13.392
        Ending Number of AUs..........................   (a)N/A         (a)0           (a)130,936     (a)378,009     (a)903,592
                                                         (b)N/A         (b)0           (b)4,630       (b)16,151      (b)29,438

---------------------------------------------------------------------------------------------------------------------------------



         AUV -- Accumulation Unit Value


         AU -- Accumulation Units


         (a) Without election of the enhanced death benefit and EstatePlus.

         (b) With election of the enhanced death benefit and EstatePlus.





         * Class 3 shares of SunAmerica Series Trust, which are subject to a 0.25% 12b-1 fee.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in prospectus.

The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse for contracts issued on or after October 24, 2001. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

The following describes the death benefit options following spousal continuation for contracts issued on or after October 24, 2001:

     1.  Purchase Payment Accumulation Option

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date or for any contracts issued in the State of Washington, regardless of age) plus any Purchase Payments recorded after the date of death; and reduced by any Withdrawals recorded after the date of death in the same proportion that the Withdrawal reduced the contract value on the date of each withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Withdrawals recorded after the seventh contract anniversary in the same proportion that the Withdrawal reduced the contract value on the date of the Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Withdrawals since the seventh contract anniversary in the same proportion that each Withdrawal reduced the contract value on the date of the Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Withdrawals recorded after the date of death in the same proportion that each Withdrawal reduced the contract value on the date of the Withdrawal.

     2. Maximum Anniversary Value Option -- if the continuing spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Withdrawals recorded since the contract anniversary in the same proportion that each Withdrawal reduced the contract value on the date of the Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments received since the original issue date; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Withdrawals since the contract anniversary in the same proportion that the Withdrawal reduced each contract value on the date of the Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before October 24, 2001.

B.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE           ESTATEPLUS AMOUNT
----------------------------------------------------------------
 Years 0-4         25% of Earnings     40% of Continuation Net
                                       Purchase Payments
----------------------------------------------------------------
 Years 5-9         40% of Earnings     65% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------
 Years 10+         50% of Earnings     75% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE           ESTATEPLUS AMOUNT
----------------------------------------------------------------
 All Contract      25% of Earnings     40% of Continuation Net
 Years                                 Purchase Payments*
----------------------------------------------------------------

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Percentage calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus amount?

We determine the EstatePlus benefit based upon a percentage of earnings, as indicated in the tables above, in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX C -- STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                  AND BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                          STATES
--------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10 transfer   Pennsylvania
                                   fee.                                                          Texas
--------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 20 days.                                  Idaho
                                                                                                 North Dakota
                                                                                                 Utah
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on your   California
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 30 days                                   Alaska
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in Arizona and are age 65 or older on your      Arizona
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period, we   Minnesota
                                   return the greater of (1) your Purchase Payments; or (2) the value of your contract.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period, we   Colorado
                                   return the Purchase Payment(s) paid.                          Delaware
                                                                                                 Georgia
                                                                                                 Hawaii
                                                                                                 Idaho
                                                                                                 Iowa
                                                                                                 Kentucky
                                                                                                 Louisiana
                                                                                                 Massachusetts
                                                                                                 Michigan
                                                                                                 Missouri
                                                                                                 Nebraska
                                                                                                 Nevada
                                                                                                 New Hampshire
                                                                                                 North Carolina
                                                                                                 Ohio
                                                                                                 Oklahoma
                                                                                                 Rhode Island
                                                                                                 South Carolina
                                                                                                 Utah
                                                                                                 Washington
                                                                                                 West Virginia
--------------------------------------------------------------------------------------------------------------------
 Systematic Withdrawal             Minimum withdrawal amount is $250 per withdrawal or the       Oregon
                                   penalty free withdrawal amount.
--------------------------------------------------------------------------------------------------------------------
 Minimum Contract Value            We may terminate your contract if both the following occur:   Texas
                                   (1) your contract is less than $500 as a result of
                                   withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we
                                   will distribute the contract's remaining value to you.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We do not deduct premium tax charges when you surrender your  New Mexico
                                   contract or begin the Income Phase.                           Oregon
                                                                                                 Washington
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Anchor Advisor Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------


   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299

--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION


                       FIXED AND VARIABLE GROUP DEFERRED
       ANNUITY CONTRACTS ISSUED BY AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT FOUR
                        ANCHOR ADVISOR VARIABLE ANNUITY




This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated May 1, 2006 relating to the annuity contracts described above, a copy of which may be obtained without charge by calling (800) 445-SUN2 or by written request addressed to:


                     AIG SunAmerica Life Assurance Company

                             Annuity Service Center
                                 P.O. Box 54299
                       Los Angeles, California 90054-0299


      THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2006

                                TABLE OF CONTENTS


                                                                                       PAGE
                                                                                       ----
Separate Account.......................................................................   3

American Home Assurance Company........................................................   3

General Account........................................................................   3

Support Agreement Between the Company and AIG..........................................   4

Performance Data ......................................................................   4

Income Payments........................................................................   6

Annuity Unit Values....................................................................   6

Death Benefit Options for Contracts Issued Before October 24, 2001.....................   9

Taxes..................................................................................  12

Distribution of Contracts..............................................................  17

Financial Statements...................................................................  17

                                SEPARATE ACCOUNT


        Variable Annuity Account Four (the "Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on November 8, 1994, pursuant to the provisions of California law, as a segregated asset account of the Company. Anchor National has since redomesticated to Arizona. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company (the "Company"). This was a name change only and did not affect the substance of any contract. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.



        The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.



        The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.



        The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The Contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.



        Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the Contract (although the Company does not guarantee the amounts of the variable Income Payments).



                         AMERICAN HOME ASSURANCE COMPANY

        American Home Assurance Company ("American Home") is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of American International Group, Inc. ("AIG").


                                 GENERAL ACCOUNT


        The General Account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the one-year fixed investment option and/or the one year DCA fixed account available in connection with the general account, as elected by the owner at the time of purchasing a contract or upon making a subsequent payment. Assets supporting amounts allocated to the one-year fixed investment option and/or the one-year DCA account become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.


        The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                  SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG

        The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.





                                PERFORMANCE DATA


      From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.



      In addition, the Separate Account may advertise "total return" date for its other Variable Portfolios (including the Cash Management Portfolio). A Variable Portfolio is a sub-account of the Separate Account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.



      In calculating hypothetical historical adjusted returns, for periods starting prior to the date the Variable Portfolios were first offered to the public, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding underlying funds of American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Fund, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust (Trusts), modified to reflect the charges and expenses as if the Separate Account Variable Portfolio had been in existence since the inception date of each respective Trusts' underlying fund. Thus, such performance figures should not be construed to be actual historic performance of the relevant Separate Account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of the Trusts, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). We commonly refer to these performance calculations as hypothetical adjusted historical returns. The Trusts have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.


      Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO


      Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

            Base Period Return = (EV-SV)/(SV)
      where:
            SV = value of one Accumulation Unit at the start of a 7 day period EV = value of one Accumulation Unit at the end of the 7 day period

      The value of the Accumulation Unit at the end of the period (EV) is determined by (1) adding, to the value of the Accumulation Unit at the beginning of the period (SV), the investment income from the underlying fund attributed to the Accumulation Unit over the period, and (2) subtracting, from the result, the portion of the annual mortality and expense risk and distribution expense charges allocable to the 7 day period (obtained by multiplying the annually-based charges by the fraction 365/7).

      The current yield is then obtained by annualizing the Base Period Return:

      Current Yield = (Base Period Return) x (365/7)

      The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

      Effective Yield = [(Base Period Return + 1)365/7 - 1]

      The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

      Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS


      The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return".


      These rates of return do not reflect election of optional features. The rates of return would be lower if these features were included in the calculations. The total return figures are based on historical data and are not intended to indicate future performance. These rates of return reflect the currently applicable 12b-1 service fee on the Trusts. If you purchased your contract before July 9, 2001, the variable portfolio shares of the Anchor Series and SunAmerica Series Trusts are not subject to the 12b-1 service fee, and therefore, the performance figures would be slightly higher.



     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                 P (1 + T)/(n)/ =  ERV

     where:

                 P = a hypothetical initial payment of $1,000

                 T = average annual total return

                 n = number of years

                 ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

     The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.


PORTFOLIO ALLOCATOR MODELS PERFORMANCE


      The Separate Account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.


      Total return for a Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each reevaluation date. The model inception date is the date when the model was first offered for investment.

      The formula assumes that: (1) all recurring fees have been charged to the contract owner's accounts; (2) all applicable non-recurring charges are deducted at the beginning of the period in question; and (3) there will be a complete redemption at the end of the period in question.

                 P (1 + T) (n)  =  ERV

                 P   =    contract value at the beginning of period n

                 T   =    average annual total return for the period in question

                 n = number of years, either 1-year, 5-year, or 10-year period in question (or fractional period thereof). For a period less than one year, n is equal to 1.

                 ERV = redeemable value (as of the end of the stated period in question) of a hypothetical investment made on the inception date of the model. The initial investment is allocated to the specific portfolios in the applicable model based on the stated percentages applicable during that time and it is reallocated on the reevaluation date of March 31. Ending redeemable value is calculated based on the sum of units and ending unit value of each portfolio at the time of redemption.

      Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                  n
            P(1+T)  = ERV

where:
            P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years

   ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

      The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                                 INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS

      The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed investment option and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

      The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

      For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.

      For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.

                               ANNUITY UNIT VALUES

      The value of an Annuity Unit is determined independently for each Variable Portfolio.

      The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceed 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

      The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

      For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

      The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

      The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

      (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

      (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.


      The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change in the value of the Variable Portfolio; a NIF greater than 1.000 results in from increase in the value of the Variable Portfolio; and a NIF less than 1.000 results from a decrease in the value of the Variable Portfolio. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.


      ILLUSTRATIVE EXAMPLE

      Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

            NIF = ($11.46/$11.44)

            = 1.00174825

      ILLUSTRATIVE EXAMPLE

      The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:
                      (1/12
            1/[(1.035)     )] = 0.99713732

      In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

            $10.103523 x 1.00174825 x 0.99713732 = $10.092213

VARIABLE INCOME PAYMENTS

      ILLUSTRATIVE EXAMPLE

      Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

      P's first variable Income Payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly Income Payments for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the monthly installment of $5.42 (Option 4v table, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

      First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

      The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Annuity Units to Annuity Units of another Variable Portfolio) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

      Annuity Units = $630.95/$13.256932 = 47.593968

      P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

      Second Payment = 47.593968 x $13.327695 = $634.32

      The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

      Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

                   DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED
                             BEFORE OCTOBER 24, 2001

THE FOLLOWING DETAILS THE DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

      The death benefit is the greater of:


               1. the contract value at the time we receive all required
                  paperwork and satisfactory proof of death; or

               2. total Purchase Payments less withdrawals, compounded at a 4%
                  annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or

               3. the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

      The death benefit is the greater of:

               1. the contract value at the time we receive all required
                  paperwork and satisfactory proof of death; or


               2. total Purchase Payments less any withdrawals; or

               3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals, since that contract anniversary.

      If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of option 2 if you are age 81 or older at the time of contract issue, or you are age 90 or older at the time of your death.

THE FOLLOWING DETAILS THE DEATH BENEFIT OPTIONS UPON THE CONTINUING SPOUSE'S DEATH FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

               If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. The contract value on the Continuation Date (including the
                  Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

               c. The contract value on the seventh contract anniversary
                  following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.

               If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

               c. The contract value on the seventh contract anniversary
                  following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

               If the Continuing Spouse is below age 90 at the time of death, and if a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

               c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

               If the Continuing Spouse is below age 90 at the time of death and if a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Net Purchase Payments received since the original issue date;
                  or

               c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

      If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

                                      TAXES


General

      Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

      Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For non-qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

      If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.***

      For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

      The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

      Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including the Owner's attainment of age 59 1/2 and at least five years in a Roth account under the plan or IRA, will not be subject to federal income taxation.

      The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

      -     after attainment of age 59 1/2;

      -     when paid to your beneficiary after you die;

      -     after you become disabled (as defined in the IRC);

      - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

      - dividends paid with respect to stock of a corporation described in IRC Section 404(k);

      - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

      - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

      - for payment of health insurance if you are unemployed and meet certain requirements

      -     distributions from IRAs for higher education expenses

      -     distributions from IRAs for first home purchases

      - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

      The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.

      An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

      Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

      Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

      The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

      Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

      The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

      Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

      Under IRC section 72(e)(4)(c), if you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration, you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

      The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

Partial 1035 Exchanges

      Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

      The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

      Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

      Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

      Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

      Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

      One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2006 is $15,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2006 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2005 may not exceed the lessor of $44,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

      Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2006 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2006. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

      Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2006 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2006. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

      Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

      Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

      Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

      For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

                            DISTRIBUTION OF CONTRACTS

      The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts.


                              FINANCIAL STATEMENTS


      The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, are presented in this Statement of Additional Information. The consolidated financial statements of the Company should be considered only as a bearing on the ability of the Company to meet its obligation under the contracts.

      The financial statements for Variable Annuity Account Four at December 31, 2005, and for each of the two years in the period ended December 31, 2005 are also presented in this Statement of Additional Information.

American Home Financial Statements

      The statutory statement of admitted assets and liabilities, capital and surplus of American Home Assurance Company as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended, are also presented in the Statement of Additional Information, in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.


      You should only consider the financial statements of American Home that we include in this Statement of Additional Information as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee.

      PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS




                                                                         Page
                                                                       Number(s)
                                                                      ----------

         Report of Independent Registered Public Accounting Firm          --

         Consolidated Balance Sheet -- December 31, 2005 and
         2004                                                           1 to 2

         Consolidated Statement of Income and Comprehensive
         Income -- Years Ended December 31, 2005, 2004 and 2003         3 to 4

         Consolidated Statement of Cash Flows -- Years Ended
         December 31, 2005, 2004 and 2003                               5 to 6

         Notes to Consolidated Financial Statements                     7 to 32

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:


In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.


PricewaterhouseCoopers LLP
Los Angeles, California
April 17, 2006

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                                  DECEMBER 31,

                                                                   2005            2004
                                                                -----------     -----------

                                                                       (in thousands)
ASSETS

Investments and cash:
 Cash and short-term investments                                $   190,066     $   201,117
 Bonds, notes and redeemable preferred stocks available for
   sale, at fair value (amortized cost:  December 31, 2005,
   $4,821,973; December 31, 2004, $4,987,728)                     4,870,876       5,139,477
 Mortgage loans                                                     490,876         624,179
 Policy loans                                                       170,353         185,958
 Mutual funds                                                        24,380           6,131
 Common stocks available for sale, at fair value (cost:
   December 31, 2005, $25,015; December 31, 2004, $25,015)           26,341          26,452
 Securities lending collateral, at cost (approximates fair
     value)                                                       1,278,694         883,792
 Other invested assets                                               65,310          58,880
                                                                -----------     -----------

 Total investments and cash                                       7,116,896       7,125,986

Variable annuity assets held in separate accounts                24,379,389      22,612,451
Accrued investment income                                            67,911          73,769
Deferred acquisition costs                                        1,378,018       1,349,089
Other deferred expenses                                             255,601         257,781
Income taxes currently receivable from Parent                         4,833           9,945
Goodwill                                                             14,038          14,038
Other assets                                                         56,327          52,956
                                                                -----------     -----------

TOTAL ASSETS                                                    $33,273,013     $31,496,015
                                                                ===========     ===========


          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)
                                  DECEMBER 31,

                                                                   2005            2004
                                                                -----------     -----------

                                                                       (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
  Reserves for fixed annuity and fixed accounts of variable
    annuity contracts                                           $ 3,548,441     $ 3,948,158
  Reserves for universal life insurance contracts                 1,472,956       1,535,905
  Reserves for guaranteed investment contracts                      117,556         215,331
  Reserves for guaranteed benefits                                   65,895          76,949
  Securities lending payable                                      1,278,694         883,792
  Due to affiliates                                                  11,914          21,655
  Payable to brokers                                                  2,273              --
  Other liabilities                                                 225,520         190,198
                                                                -----------     -----------

 Total reserves, payables and accrued liabilities                 6,723,249       6,871,988

Variable annuity liabilities related to separate accounts        24,379,389      22,612,451

Deferred income taxes                                               316,578         257,532
                                                                -----------     -----------

Total liabilities                                                31,419,216      29,741,971
                                                                -----------     -----------

Shareholder's equity:
  Common stock                                                        3,511           3,511
  Additional paid-in capital                                        761,259         758,346
  Retained earnings                                               1,074,953         919,612
  Accumulated other comprehensive income                             14,074          72,575
                                                                -----------     -----------

  Total shareholder's equity                                      1,853,797       1,754,044
                                                                -----------     -----------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                      $33,273,013     $31,496,015
                                                                ===========     ===========


          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                        FOR THE YEARS ENDED DECEMBER 31,

                                                              2005            2004             2003
                                                           -----------     -----------      -----------

                                                                          (in thousands)
REVENUES

     Fee income:
         Variable annuity policy fees, net of
            reinsurance                                    $   429,037     $   374,367      $   285,927
         Asset management fees                                  82,128          84,343           62,095
         Universal life insurance policy fees, net of
            reinsurance                                         33,244          33,899           35,816
         Surrender charges                                      26,900          26,219           27,733
         Other fees                                             15,510          15,753           15,520
                                                           -----------     -----------      -----------
     Total fee income                                          586,819         534,581          427,091

     Investment income                                         344,691         362,607          397,616
     Net realized investment gains (losses)                      8,925         (22,820)         (25,047)
                                                           -----------     -----------      -----------

Total revenues                                                 940,435         874,368          799,660
                                                           -----------     -----------      -----------

BENEFITS AND EXPENSES
     Interest expense:
        Fixed annuity and fixed accounts of variable
         annuity contracts                                     124,575         140,889          153,636
        Universal life insurance contracts                      70,290          73,745           76,415
        Guaranteed investment contracts                          6,608           6,034            7,534
        Subordinated notes payable to affiliates                    --           2,081            2,628
                                                           -----------     -----------      -----------
     Total interest expense                                    201,473         222,749          240,213
     Amortization of bonus interest                             18,069          10,357           19,776
     Claims on universal life insurance contracts, net
       of reinsurance recoveries                                18,412          17,420           17,766
     Guaranteed benefits, net of
       reinsurance recoveries                                   24,967          58,756           63,268
     General and administrative expenses                       131,310         131,612          119,093
     Amortization of deferred acquisition costs and
       other deferred expenses                                 218,029         157,650          160,106
     Annual commissions                                         75,534          64,323           55,661
                                                           -----------     -----------      -----------

Total benefits and expenses                                    687,794         662,867          675,883
                                                           -----------     -----------      -----------

PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
     ACCOUNTING CHANGE                                         252,641         211,501          123,777

Income tax expense                                              70,738           6,410           30,247
                                                           -----------     -----------      -----------

INCOME BEFORE CUMULATIVE EFFECT OF
     ACCOUNTING CHANGE                                         181,903         205,091           93,530

Cumulative effect of accounting change, net of tax                  --         (62,589)              --
                                                           -----------     -----------      -----------

NET INCOME                                                 $   181,903     $   142,502      $    93,530
                                                           -----------     -----------      -----------



          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,



                                                                                    2005           2004           2003
                                                                                  ---------      ---------      ---------

                                                                                               (in thousands)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:

Net unrealized gains (losses) on debt and equity securities available for sale identified in the current period, less related amortization of deferred
   acquisition costs and other deferred expenses                                  $ (77,495)     $ (20,487)     $  67,125

Less reclassification adjustment for net realized
   (gains) losses included in net income                                            (10,436)        19,263         19,194

Net unrealized gain (loss) on foreign currency                                       (2,071)         1,170             --

Income tax benefit (expense)                                                         31,502             19        (30,213)
                                                                                  ---------      ---------      ---------

OTHER COMPREHENSIVE INCOME (LOSS)                                                   (58,500)           (35)        56,106
                                                                                  ---------      ---------      ---------

COMPREHENSIVE INCOME                                                              $ 123,403      $ 142,467      $ 149,636
                                                                                  =========      =========      =========


          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            2005            2004              2003
                                                                       -----------      -----------      -----------

                                                                                           (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                             $   181,903      $   142,502      $    93,530
Adjustments to reconcile net income to net cash provided by
  operating activities:
  Cumulative effect of accounting change, net of tax                            --           62,589               --
  Interest credited to:
    Fixed annuity and fixed accounts of variable annuity contracts         124,575          140,889          153,636
    Universal life insurance contracts                                      70,290           73,745           76,415
    Guaranteed investment contracts                                          6,608            6,034            7,534
  Net realized investment (gains) losses                                    (8,925)          22,820           25,047
  Amortization of net premium/(accretion of net discount) on
   investments                                                              12,399             (705)          (6,519)
  Amortization of deferred acquisition costs and other expenses            236,098          168,007          179,882
  Acquisition costs deferred                                              (202,790)        (246,033)        (212,251)
  Other expenses deferred                                                  (22,619)         (46,799)         (53,427)
  Provision for deferred income taxes                                       90,547           49,337         (129,591)
  Change in:
    Accrued investment income                                                5,858              878              679
    Income taxes currently receivable from Parent                            5,112            5,510          148,898
    Other assets                                                            (4,842)           6,035          (10,631)
    Due from/to affiliates                                                  (9,741)           2,366          (36,841)
    Other liabilities                                                        2,292            7,132           10,697
  Other, net                                                               (13,556)         (12,836)           3,461
                                                                       -----------      -----------      -----------

NET CASH PROVIDED BY OPERATING ACTIVITIES                                  473,209          381,471          250,519

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred stocks                          (2,368,070)      (1,232,311)      (2,078,310)
  Mortgage loans                                                          (112,327)         (31,502)         (44,247)
  Other investments, excluding short-term investments                      (48,499)         (33,235)         (20,266)
Sales of:
  Bonds, notes and redeemable preferred stocks                           1,674,197          651,301        1,190,299
  Other investments, excluding short-term investments                       56,295           22,283           12,835
Redemptions and maturities of:
  Bonds, notes and redeemable preferred stocks                             826,462          898,682          994,014
  Mortgage loans                                                           246,470          125,475           67,506
  Other investments, excluding short-term investments                       15,903           10,915           72,970
Change in securities lending collateral                                   (394,902)        (369,647)          71,615
                                                                       -----------      -----------      -----------

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                    $  (104,471)     $    41,961      $   266,416


          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        2005             2004             2003
                                                                     -----------      -----------      -----------

                                                                                    (in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity and fixed accounts of variable annuity contracts     $ 1,351,964      $ 1,360,319      $ 1,553,000
  Universal life insurance contracts                                      41,611           45,183           45,657
Net exchanges from the fixed accounts of variable annuity
  contracts                                                           (1,171,713)      (1,332,240)      (1,108,030)
Withdrawal payments on:
  Fixed annuity and fixed accounts of variable annuity contracts        (611,301)        (458,052)        (464,332)
  Universal life insurance contracts                                     (57,465)         (69,185)         (61,039)
  Guaranteed investment contracts                                       (104,411)          (8,614)        (148,719)
Claims and annuity payments, net of reinsurance, on:
  Fixed annuity and fixed accounts of variable annuity contracts         (99,903)        (108,691)        (109,412)
  Universal life insurance contracts                                     (98,473)        (105,489)        (111,380)
Net receipts from (repayments of) other short-term financings                 --          (41,060)          14,000
Net payment related to a modified coinsurance transaction                     --           (4,738)         (26,655)
Change in securities lending payable                                     394,902          369,647          (71,615)
Dividend paid to Parent                                                  (25,000)          (2,500)         (12,187)
                                                                     -----------      -----------      -----------

NET CASH USED IN FINANCING ACTIVITIES                                   (379,789)        (355,420)        (500,712)
                                                                     -----------      -----------      -----------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS               (11,051)          68,012           16,223

CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF PERIOD                   201,117          133,105          116,882
                                                                     -----------      -----------      -----------

CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD                     $   190,066      $   201,117      $   133,105
                                                                     ===========      ===========      ===========

SUPPLEMENTAL CASH FLOW INFORMATION:

Interest paid on indebtedness                                        $        --      $     2,081      $     2,628
                                                                     ===========      ===========      ===========

Income taxes received from (paid to) Parent                          $    24,923      $   (47,749)     $    10,989
                                                                     ===========      ===========      ===========

           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

1.       BASIS OF PRESENTATION

         AIG SunAmerica Life Assurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products.

         Effective January 1, 2004, the Parent contributed to the Company 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo") (formerly SunAmerica Asset Management Corp.) which in turn has two wholly owned subsidiaries: AIG SunAmerica Capital Services, Inc. ("SACS") (formerly SunAmerica Capital Services, Inc.) and AIG SunAmerica Fund Services, Inc. ("SFS") (formerly SunAmerica Fund Services, Inc.). Pursuant to this contribution, SAAMCo became a direct wholly owned subsidiary of the Company. Shareholder's equity at December 31, 2003 was restated to include $150,653,000, for SAAMCo. Similarly, the results of operations and cash flows for the year ended December 31, 2003 have been restated for the addition to pretax income of $16,345,000 to reflect the SAAMCo activity. Prior to this capital contribution to the Company, SAAMCo distributed certain investments with a tax effect of $49,100,000 which was indemnified by its then parent, SALIC. See Note 10 of the Notes to Consolidated Financial Statements.

         SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing administrator, SFS, represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios.

         The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

         Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 32.1% of deposits in the year ended December 31, 2005, 24.8% of deposits in the year ended December 31, 2004 and 14.6% of deposits in the year ended December 31, 2003. No other independent selling organization was responsible for 10% or more of deposits for any such period. One independent selling organization in the asset management operations represented 12.4% of deposits in the year ended December 31, 2005, 16.0% of deposits in the year ended December 31, 2004 and 10.8% of deposits in the

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


1.       BASIS OF PRESENTATION (Continued)

         year ended December 31, 2003. No other independent selling organization was responsible for 10% or more of deposits for any such period.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates. Certain prior period items have been reclassified to conform to the current period's presentation.

         INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

         Bonds, notes and redeemable preferred stocks available for sale and common stocks available for sale are carried at aggregate fair value and changes in unrealized gains or losses, net of deferred acquisition costs, other deferred expenses and income tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net fair value when declines in such values are considered to be other than temporary. Estimates of net fair value are subjective and actual realization will be dependent upon future events.

         Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Mutual funds consist of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Real estate is carried at the lower of cost or net realizable value.

         Securities lending collateral consist of securities provided as collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The fair value of securities pledged under the securities lending agreement were $1,249,900,000 and $862,481,000 as of December 31, 2005 and 2004,
         respectively, and represents securities included in bonds, notes and redeemable preferred stocks available for sale caption in the consolidated balance sheet as of December 31, 2005 and 2004, respectively. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income. At December 31, 2005, approximately $136,179,000 of such collateral was invested in AIG affiliated entities.

         Other invested assets consist principally of investments in limited partnerships and derivative financial instruments purchased to partially offset the risk of Guaranteed Minimum Account Value ("GMAV") benefits and Guaranteed Minimum Withdrawal ("GMWB") benefits (see Note
         7). Limited partnerships are carried at cost. The derivative financial instruments are marked to market and changes in market value are recorded through net realized investment gains (losses) included in the consolidated statement of income and comprehensive income.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

         The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or "other than temporary". If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is "other than temporary", the Company writes down the carrying value of the investment and records a realized loss in the consolidated statement of income and comprehensive income. Impairment writedowns totaled $10,288,000, $21,050,000 and $54,092,000 in the years ending December 31, 2005, 2004 and 2003, respectively.

         DERIVATIVE FINANCIAL INSTRUMENTS: Derivative financial instruments primarily used by the Company include interest rate swap agreements and derivative financial instruments entered into to partially offset the risk of certain guarantees of annuity contract values. The Company is neither a dealer nor a trader in derivative financial instruments.

         The Company recognizes all derivatives in the consolidated balance sheet at fair value. Gains and losses in the fair value of derivatives are recognized in net realized investment gains (losses) in the consolidated statement of income and comprehensive income.

         The Company issues certain variable annuity products that offer an optional GMAV and GMWB living benefit. Under Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("FAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities"("FAS 133"), the GMAV and GMWB benefits are considered embedded derivatives that are bifurcated and marked to market and recorded in other liabilities in the consolidated balance sheet. Changes in the market value of the estimated GMAV and GMWB benefits are recorded in net realized investment gains (losses) in the consolidated statement of income and comprehensive income.

         DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized over the estimated lives of the annuity and universal life insurance contracts. Policy acquisition costs include commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

         DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying contracts. EGPs are computed based on assumptions related to the underlying contracts, including their anticipated duration, the growth rate of the separate account assets (with respect to variable options of the variable annuity contracts) or general account assets (with respect to fixed options of variable annuity contracts ("Fixed Options") and universal life insurance contracts) supporting the annuity obligations, costs of providing for contract guarantees and the level of expenses necessary to maintain the contracts. The Company adjusts amortization of DAC and other deferred expenses (a "DAC unlocking") when estimates of future gross profits to be realized from its annuity contracts are revised.

         The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity contracts is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology that allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

         As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity.

         The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to amortization expense on the consolidated statement of income and comprehensive income.

         OTHER DEFERRED EXPENSES: The annuity operations currently offers enhanced crediting rates or bonus payments to contract holders on certain of its products. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. The Company reviews the carrying value of other deferred expenses on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned, credited rates, persistency, withdrawal rates, rates of market return and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

         The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

         VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS:
         The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity policy fees in the consolidated statement of income and comprehensive income.

         GOODWILL: Goodwill amounted to $14,038,000 (net of accumulated amortization of $18,838,000) at December 31, 2005 and 2004. In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2005 and 2004, and has determined that no impairment provision is necessary.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         RESERVES FOR FIXED ANNUITY CONTRACTS, FIXED ACCOUNTS OF VARIABLE ANNUITY CONTRACTS, UNIVERSAL LIFE INSURANCE CONTRACTS AND GUARANTEED INVESTMENT CONTRACTS: Reserves for fixed annuity, Fixed Options, universal life insurance and guaranteed investment contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to contract holders' liabilities upon receipt.

         RESERVES FOR GUARANTEED BENEFITS: Reserves for guaranteed minimum death benefits ("GMDB"), earnings enhancement benefit ("EEB") and guaranteed minimum income benefits ("GMIB") are accounted for in accordance with Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). See Recently Issued Accounting Standards below.

         FEE INCOME: Fee income includes variable annuity policy fees, asset management fees, universal life insurance fees and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges, up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned.

         INCOME TAXES: Prior to the 2004, the Company was included in a consolidated federal income tax return with its Parent. Also, prior to 2004, SAAMCO, SFS and SACS were included in a separate consolidated federal income tax return with their parent, Saamsun Holdings Corporation. Beginning in 2004, all of these companies are included in the consolidated federal income tax return of their ultimate parent, AIG. Income taxes have been calculated as if each entity files a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

         RECENTLY ISSUED ACCOUNTING STANDARDS: In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1. This statement was effective as of January 1, 2004, and requires the Company to recognize a liability for GMDB and certain living benefits related to its variable annuity contracts, account for enhanced crediting rates or bonus payments to contract holders and modifies certain disclosures and financial statement presentations for these products. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts and the capitalization and amortization of certain other expenses. The Company reported for the first quarter of 2004 a one-time cumulative accounting charge upon adoption of $62,589,000 ($96,291,000 pre-tax) to reflect the liability and the related impact of DAC and reinsurance as of January 1, 2004.

         At the March 2004 meeting, the Emerging Issue Task Force ("EITF") reached a consensus with respect to Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." On September 30, 2004, the FASB issued FASB staff pronouncement ("FSP") EITF No. 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairments and Its Application to Certain Investments" delaying the effective date of this guidance until the FASB has resolved certain implementation issues with respect to this guidance, but the disclosures remain effective. This FSP, retitled FSP FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," replaces the measurement and recognition guidance set forth in Issue No. 03-1 and codifies certain existing guidance

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         on impairment. Adoption of FSP FAS 115-1 is not expected to have a material effect on the Company's financial condition or results of operations.

         On June 1, 2005, the FASB issued Statement No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 replaces Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes" and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements." FAS 154 requires that a voluntary change in accounting principle be applied retrospectively with all prior period financial statements based on the new accounting principle, unless its impracticable to do so. FAS 154 also provides that a correction of errors in previously issued financial statements should be termed a "restatement." The new standard is effective for accounting changes and correction of errors beginning January 1, 2006.

         On September 19, 2005, FASB issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB Statement No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of the implementation guidance is January 1, 2007. The Company is currently assessing the effect of implementing this guidance.

         On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option." This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FAS 133 paragraph 9(a). The effective date of the implementation guidance is January 1, 2006. The Company is currently assessing the effect of implementing this guidance.

         On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor." The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The effective date of the implementation guidance is January 1, 2006. The Company is currently assessing the effect of implementing this guidance.

         On February 16, 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" (FAS 155), and amendment of FAS 140 and FAS 133. FAS 155 permits the Company to elect to measure any hybrid financial instrument at fair value (with changes in fair value recognized in earnings) if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under FAS 133. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis and is irrevocable. FAS 155 will be effective for all instruments acquired, issued, or subject to a remeasurement event occurring after the beginning of the Company's fiscal year that begins after September 15, 2006, with earlier adoption permitted as of the beginning of 2006, provided that financial statements for any interim period of that fiscal year have not been issued. The Company has decided to early adopt FAS 155 effective January 1, 2006, and is assessing the effect of this change in accounting.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


3.       INVESTMENTS

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:


                                                               Amortized      Estimated
                                                                 Cost        Fair Value
                                                               ----------    -----------

                                                                   (in thousands)

        AT DECEMBER 31, 2005:
        U.S. government securities                             $   32,340     $   33,337
        Mortgage-backed securities                              1,049,241      1,058,516
        Securities of public utilities                            275,482        277,763
        Corporate bonds and notes                               2,785,382      2,817,720
        Other debt securities                                     679,528        683,540
                                                               ----------     ----------

          Total                                                $4,821,973     $4,870,876
                                                               ==========     ==========



                                                               Amortized      Estimated
                                                                 Cost         Fair Value
                                                               ----------     ----------

                                                                   (in thousands)
        AT DECEMBER 31, 2004:
        U.S. government securities                             $   28,443     $   30,300
        Mortgage-backed securities                                926,274        956,567
        Securities of public utilities                            321,381        332,038
        Corporate bonds and notes                               2,797,943      2,902,829
        Other debt securities                                     913,687        917,743
                                                               ----------     ----------

          Total                                                $4,987,728     $5,139,477
                                                               ==========     ==========

         At December 31, 2005, bonds, notes and redeemable preferred stocks included $247,457,000 that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 10 industries with 20%, 18%, 15%, 12%, 11% and 10% concentrated in financial services, utilities, telecommunications, noncyclical consumer, transportation and cyclical consumer industries, respectively. No other industry concentration constituted more than 10% of these assets.

         At December 31, 2005, mortgage loans were collateralized by properties located in 27 states, with loans totaling approximately 25%, 11%, 11% and 11% of the aggregate carrying value of the portfolio secured by properties located in California, Massachusetts, Texas and Michigan, respectively. No more than 10% of the portfolio was secured by properties in any other single state.

         At December 31, 2005, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $21,191,000 of bonds.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


3.       INVESTMENTS (Continued)

         As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements to match assets more closely to liabilities. Interest rate swap agreements exchange interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) with a counterparty, based on an underlying principal balance (notional principal) to hedge against interest rate changes.

         The Company typically utilizes swap agreements to create a hedge that effectively converts floating-rate assets to fixed-rate instruments.

         At December 31, 2005, $9,685,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2005, follow:

                                                    Amortized      Estimated
                                                       Cost        Fair Value
                                                    ----------     ----------

                                                        (in thousands)
         Due in one year or less                    $  302,155     $  308,318
         Due after one year through five years       1,752,254      1,762,652
         Due after five years through ten years      1,344,904      1,362,262
         Due after ten years                           373,419        379,128
         Mortgage-backed securities                  1,049,241      1,058,516
                                                    ----------     ----------

           Total                                    $4,821,973     $4,870,876
                                                    ==========     ==========

         Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

         Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                    Gross         Gross
                                                 Unrealized     Unrealized
                                                    Gains         Losses
                                                 ----------     ----------

                                                      (in thousands)
         AT DECEMBER 31, 2005:
         U.S. government securities               $     997     $      --
         Mortgage-backed securities                  15,534        (6,259)
         Securities of public utilities               4,449        (2,168)
         Corporate bonds and notes                   59,243       (26,905)
         Other debt securities                       12,697        (8,685)
                                                  ---------     ---------

           Total                                  $  92,920     $ (44,017)
                                                  =========     =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.       INVESTMENTS (Continued)

                                                   Gross          Gross
                                                 Unrealized     Unrealized
                                                   Gains          Losses
                                                 ----------     ----------

                                                     (in thousands)
         AT DECEMBER 31, 2004:
         U.S. government securities              $    1,857     $       --
         Mortgage-backed securities                  32,678         (2,385)
         Securities of public utilities              11,418           (761)
         Corporate bonds and notes                  118,069        (13,183)
         Other debt securities                       14,871        (10,815)
                                                 ----------     ----------

           Total                                 $  178,893     $  (27,144)
                                                 ==========     ==========

         Gross unrealized gains on equity securities aggregated $1,326,000 at December 31, 2005 and $1,437,000 at December 31, 2004. There were no unrealized losses on equity securities at December 31, 2005 and December 31, 2004.

         The following tables summarize the Company's gross unrealized losses and estimated fair values on investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2005 and 2004 (dollars in thousands).

                                   Less than 12 Months                   12 Months or More                      Total
                           ---------------------------------     --------------------------------   ------------------------------
                                        Unrealized                            Unrealized                        Unrealized
     December 31, 2005     Fair Value      Loss        Items     Fair Value      Loss       Items   Fair Value     Loss      Items
                           ---------------------------------     --------------------------------   ------------------------------
     Mortgage-backed
      securities           $  400,513   $   (4,275)       85     $   57,067   $   (1,984)      13   $  457,580  $   (6,259)     98
     Securities of
      public utilities         83,797       (1,538)       19         18,485         (630)       6      102,282      (2,168)     25
     Corporate bonds and
      notes                 1,156,959      (18,235)      189        233,052       (8,670)      49    1,390,011     (26,905)    238
     Other debt securities    181,348       (3,540)       31        124,346       (5,145)      23      305,694      (8,685)     54
                           ---------------------------------     --------------------------------   ------------------------------
     Total                 $1,822,617   $  (27,588)      324     $  432,950   $  (16,429)      91   $2,255,567  $  (44,017)    415
                           =================================     ================================   ==============================

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


3.       INVESTMENTS (Continued)

                                       Less than 12 Months             12 Months or More                   Total
                                 ------------------------------  -----------------------------  ------------------------------
                                             Unrealized                           Unrealized                     Unrealized
     December 31, 2004           Fair Value     Loss      Items  Fair Value     Loss     Items  Fair Value     Loss     Items
                                 ------------------------------  -----------------------------  ------------------------------
     Mortgage-backed securities  $  125,589  $   (1,282)     23  $   40,275  $   (1,103)     9  $  165,864  $   (2,385)    32
     Securities of public
      utilities                      46,249        (761)      9           0           0      0      46,249        (761)     9
     Corporate bonds and notes     487,923      (7,418)     86      87,194      (5,765)    15     575,117     (13,183)   101
     Other debt securities          207,378      (4,062)     36      79,782      (6,753)    12     287,160     (10,815)    48
                                 ------------------------------  -----------------------------  ------------------------------
     Total                       $  867,139  $  (13,523)    154  $  207,251  $  (13,621)    36  $1,074,390  $  (27,144)   190
                                 ==============================  =============================  ==============================

         Realized investment gains and losses include the following:

                                                         Years ended December 31,
                                                      ------------------------------
                                                        2005       2004       2003
                                                      --------   --------   --------

                                                              (in thousands)
         Bonds, notes and redeemable preferred stock  $(19,770)  $(20,613)  $(32,293)
         Common stock                                       51       (242)       444
         Other invested assets                          28,644     (1,965)     6,802
                                                      --------   --------   --------

         Net realized investment gains (losses)       $  8,925   $(22,820)  $(25,047)
                                                      ========   ========   ========


         Realized investment gains and losses on sales of bonds, notes and redeemable preferred stock and equity securities are as follows:

                                                            Years ended December 31,
                                                        ------------------------------
                                                          2005       2004       2003
                                                        --------   --------   --------

                                                                (in thousands)
         BONDS, NOTES AND REDEEMABLE
            PREFERRED STOCKS:
            Realized gains                              $ 11,526   $ 12,240   $ 30,896
            Realized losses                              (23,927)   (12,623)   (11,818)

         COMMON STOCKS:
            Realized gains                                    51          5        561
            Realized losses                                   --       (247)      (117)


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


3.       INVESTMENTS (Continued)

         The sources and related amounts of investment income are as follows:

                                                             Years ended December 31,
                                                       ---------------------------------
                                                          2005       2004         2003
                                                       ---------   ---------   ---------

                                                                (in thousands)
         Short-term investments                        $   7,740   $   2,483   $   1,363
         Bonds, notes and redeemable preferred stocks    264,284     293,258     321,493
         Mortgage loans                                   48,633      50,825      53,951
         Partnerships                                     10,393         417        (478)
         Policy loans                                     13,869      17,130      15,925
         Real estate                                        (189)       (202)       (331)
         Other invested assets                             1,969       1,162       8,001
         Less: investment expenses                        (2,008)     (2,466)     (2,308)
                                                       ---------   ---------   ---------

         Total investment income                       $ 344,691   $ 362,607   $ 397,616
                                                       =========   =========   =========

4.       FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

         The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

         CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

         BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the fair value is estimated with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible is used to estimate the fair value of those securities.

         MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

         POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

         MUTUAL FUNDS: Fair value is considered to be the market value of the underlying securities.

         COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         SECURITIES LENDING COLLATERAL/PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

         OTHER INVESTED ASSETS: Other invested assets include derivative financial instruments and partnerships. The fair value of the derivative financial instruments is based principally on broker quotes. Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.


         RESERVES FOR FIXED ANNUITY AND FIXED ACCOUNTS OF VARIABLE ANNUITY
         CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

         RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

         The estimated fair values of the Company's financial instruments at December 31, 2005 and 2004 compared with their respective carrying values, are as follows:

                                                                           Carrying     Fair
                                                                             Value      Value
                                                                          ----------  ----------

                                                                              (in thousands)
         DECEMBER 31, 2005:

         ASSETS:
               Cash and short-term investments                            $  190,066  $  190,066
               Bonds, notes and redeemable preferred stocks                4,870,876   4,870,876
               Mortgage loans                                                490,876     508,485
               Policy loans                                                  170,353     170,353
               Mutual funds                                                   24,380      24,380
               Common stocks                                                  26,341      26,341
               Securities lending collateral                               1,278,694   1,278,694
               Other invested assets                                          65,310      65,310

         LIABILITIES:
               Reserves for fixed annuity and fixed accounts of variable
                   annuity contracts                                      $3,548,441  $3,477,797
               Reserves for guaranteed investment contracts                  117,556     117,646
               Securities lending payable                                  1,278,694   1,278,694

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                                              Carrying         Fair
                                                                                Value          Value
                                                                            ------------    ------------

                                                                                  (in thousands)
         DECEMBER 31, 2004:
         ASSETS:
               Cash and short-term investments                              $    201,117    $    201,117
               Bonds, notes and redeemable preferred stocks                    5,139,477       5,139,477
               Mortgage loans                                                    624,179         657,828
               Policy loans                                                      185,958         185,958
               Mutual funds                                                        6,131           6,131
               Common stocks                                                      26,452          26,452
               Securities lending collateral                                     883,792         883,792
               Other invested assets                                              58,880          58,880

         LIABILITIES:
               Reserves for fixed annuity and fixed accounts of variable
                   annuity contracts                                        $  3,948,158    $  3,943,265
               Reserves for guaranteed investment contracts                      215,331         219,230
               Securities lending payable                                        883,792         883,792

5.       DEFERRED ACQUISITION COSTS

         The following table summarizes the activity in deferred acquisition costs:

                                                          Years Ended December 31,
                                                         ---------------------------
                                                            2005            2004
                                                         -----------     -----------

                                                               (in thousands)

         Balance at beginning of year                    $ 1,349,089     $ 1,268,621
         Acquisition costs deferred                          202,790         246,033
         Effect of net unrealized gains on securities         13,570             267
         Amortization charged to income                     (187,431)       (126,142)
         Cumulative effect of SOP 03-1                            --         (39,690)
                                                         -----------     -----------

         Balance at end of year                          $ 1,378,018     $ 1,349,089
                                                         ===========     ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


6.       OTHER DEFERRED EXPENSES

         The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:

                                                            Bonus       Distribution
                                                          Payments          Costs           Total
                                                         -----------    ------------     -----------
                                                                       (in thousands)
         YEAR ENDED DECEMBER 31, 2005

         Balance at beginning of year                    $   182,103     $    75,678     $   257,781
         Expenses deferred                                    29,039          15,918          44,957
         Effect of net unrealized gains on securities          1,530              --           1,530
         Amortization charged in income                      (18,069)        (30,598)        (48,667)
                                                         -----------     -----------     -----------

         Balance at end of year                          $   194,603     $    60,998     $   255,601
                                                         ===========     ===========     ===========


         YEAR ENDED DECEMBER 31, 2004

         Balance at beginning of year                    $   155,695     $    81,011     $   236,707
         Expenses deferred                                    36,732          26,175          62,906
         Effect of net unrealized gains on securities             33              --              33
         Amortization charged in income                      (10,357)        (31,508)        (41,865)
                                                         -----------     -----------     -----------

         Balance at end of year                          $   182,103     $    75,678     $   257,781
                                                         ===========     ===========     ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


7.       GUARANTEED BENEFITS

         The Company issues variable annuity contracts for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the Fixed Options. For many of the Company's variable annuity contracts, the Company offers contractual guarantees in the event of death, at specified dates during the accumulation period, upon certain withdrawals or at annuitization. Such benefits are referred to as GMDB, GMAV, GMWB and guaranteed minimum income benefits ("GMIB"), respectively. The Company also issues certain variable annuity products that offer an optional earnings enhancement benefit ("EEB") feature that provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums.

         The assets supporting the variable portion of variable annuity contracts are carried at fair value and reported as summary total "variable annuity assets held in separate accounts" with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity policy fees, net of reinsurance, in the consolidated statement of income and comprehensive income. Changes in liabilities for minimum guarantees (GMDB, GMIB and EEB) are included in guaranteed benefits, net of reinsurance, in the consolidated statement of income and comprehensive income. Separate account net investment income, net investment gains and losses and the related liability charges are offset within the same line item in the consolidated statement of income and comprehensive income.

         The Company offers GMDB options that guarantee for virtually all contract holders, that upon death, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or
         (2) a guaranteed minimum death benefit that varies by product and election by policy owner. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

         EEB is a feature the Company offers on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

         If included in the contract, GMIB provides a minimum fixed annuity payment guarantee after a seven, nine or ten-year waiting period. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


7.       GUARANTEED BENEFITS (Continued)

         GMAV is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, GMAV guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company purchases put options and futures on the S&P 500 index to partially offset this risk. GMAVs are considered to be derivatives under FAS 133, and are recognized at fair value in the consolidated balance sheet and in net realized investment gains (losses) in the consolidated statement of income and comprehensive income.

         GMWB is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream at the end of a specified wait period, if any, regardless of market performance. The guaranteed withdrawal stream is based upon deposits invested during a specified period adjusted for subsequent withdrawals, and may include an increase in the benefit base. GMWBs are considered to be derivatives under FAS 133 and are recognized at fair value in the consolidated balance sheet and in net realized investment gains (losses) in the consolidated statement of income and comprehensive income.

         Details concerning the Company's guaranteed benefit exposures as are as follows:

                                                                                               Highest
                                                                                              Specified
                                                                                             Anniversary
                                                                                            Account Value
                                                                       Return of Net            Minus
                                                                      Deposits Plus a        Withdrawals
                                                                          Minimum               Post
                                                                          Return             Anniversary
                                                                      ---------------       -------------
         AT DECEMBER 31, 2005
                                                                            (dollars in millions)
         In the event of death (GMDB and EEB):
            Net account value                                             9,968                 9,166
            Net amount at risk (a)                                          782                   826
            Average attained age of contract holders                         67                    64
            Range of guaranteed minimum return rates                     0%-5.0%                    0%

         At annuitization (GMIB):
            Net account value                                             2,164
            Net amount at risk (b)                                            3
            Weighted average period remaining until earliest
              annuitization                                                 3.2
            Range of guaranteed minimum return rates                     0%-6.5%

         Accumulation at specified date (GMAV):
            Account value                                                 1,932
            Net amount at risk (c)                                           --
            Weighted average period remaining until guaranteed
              payment                                                       8.3

         Annual withdrawals at specified date (GMWB):
            Account value                                                 1,026
            Net amount at risk (d)                                           --
            Weighted average period remaining until expected payout        15.9

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.       GUARANTEED BENEFITS (Continued)

                                                                                                      Highest
                                                                                                     Specified
                                                                                                    Anniversary
                                                                                                   Account Value
                                                                             Return of Net             Minus
                                                                            Deposits Plus a         Withdrawals
                                                                                Minimum                Post
                                                                                Return              Anniversary
                                                                            ---------------        --------------
         AT DECEMBER 31, 2004
                                                                                    (dollars in millions)
         In the event of death (GMDB and EEB):
            Net account value                                                    9,912                  7,739
            Net amount at risk (a)                                                 933                  1,137
            Average attained age of contract holders                                67                     64
            Range of guaranteed minimum return rates                            0%-5.0%                     0%

         At annuitization (GMIB):
            Net account value                                                    1,293
            Net amount at risk (b)                                                   3
            Weighted average period remaining until earliest
             annuitization                                                         3.8
            Range of guaranteed minimum return rates                            0%-6.5%

         Accumulation at specified date (GMAV):
            Account value                                                        1,533
            Net amount at risk (c)                                                  --
            Weighted average period remaining until guaranteed
             payment                                                               9.0

         Annual withdrawals at specified date (GMWB):
            Account value                                                          294
            Net amount at risk (d)                                                  --
            Weighted average period remaining until expected payout               13.9

         (a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

         (b) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders annuitized at the same balance sheet date.

         (c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

         (d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made for those policies with a waiting period, the contract holder will realize an increase in the benefit base after all other amounts guaranteed under this benefit have been paid. This increase in the benefit base increases the net amount at risk by $91.5 and $26.3 million as of December 31, 2005 and 2004, respectively and is payable no sooner than 10 years from the end of the waiting period.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


7.       GUARANTEED BENEFITS (Continued)

         The following summarizes the reserve for guaranteed benefits, net of reinsurance, on variable contracts reflected in the general account:

                                                                             Years Ended December 31,
                                                                           ---------------------------
                                                                              2005            2004
                                                                           -----------     -----------

                                                                                 (in thousands)
           Balance at the beginning of the year, before reinsurance (e)    $    76,949     $    92,873
           Guaranteed benefits incurred                                         26,244          61,472
           Guaranteed benefits paid                                             (5,721)        (49,947)
                                                                           -----------     -----------

           Balance at the end of the year, before reinsurance                   97,472         104,398
           Less reinsurance                                                    (31,577)        (27,449)
                                                                           -----------     -----------

           Balance at the end of the year, net of reinsurance              $    65,895     $    76,949
                                                                           ===========     ===========

         (e) Includes amounts from the one-time cumulative accounting change resulting from the adoption of SOP 03-1.

         The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2005 and 2004:
            o Data used was 5,000 stochastically generated investment performance scenarios.
            o  Mean investment performance assumption was 10%.
            o  Volatility assumption was 16%.
            o  Mortality was assumed to be 64% of the 75-80 ALB table.
            o Lapse rates vary by contract type and duration and range from 0% to 40%.
            o  The discount rate was approximately 8%.

8.       REINSURANCE

         Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder's equity.

         Variable policy fees are net of reinsurance premiums of $28,108,000, $28,604,000 and $30,795,000 in 2005, 2004 and 2003, respectively.
         Universal life insurance fees are net of reinsurance premiums of $33,408,000, $34,311,000 and $33,710,000 in 2005, 2004 and 2003,
         respectively.

         The Company has a reinsurance treaty that limits the Company's universal life risk on any one insured life to $100,000. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $32,422,000, $34,163,000 and $34,036,000 in 2005, 2004 and 2003, respectively. Guaranteed benefits paid were reduced by reinsurance recoveries of $1,277,000, $2,716,000 and $8,042,000 in 2005, 2004 and 2003, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


9.       COMMITMENTS AND CONTINGENT LIABILITIES

         The Company has four agreements outstanding in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. In addition, pursuant to these agreements the Company guarantees the payment of these securities upon redemption. The maximum liability under these guarantees at December 31, 2005 is $108,562,000. These commitments expire in 2006. Related to each of these agreements are participation agreements under which the Parent will share in $39,377,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements.

         A purported class action captioned Nitika Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The action has been transferred to and is currently pending in the United States District Court for the District of Maryland, Case No. 04-md-15863, as part of a Multi-District Litigation proceeding. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.

         On February 9, 2006, AIG announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts, and its registered investment advisor subsidiary, SAAMCo, and its wholly owned distributor, SACS, obtained temporary permission from the SEC to continue to perform their respective investment advisory and distribution services. The Company expects permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

         Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its subsidiaries in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

         Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

         At December 31, 2005, SAAMCo has lease commitments, under joint and several obligations with affiliates, for long-term, non-cancelable, operating leases expiring on various dates through December 31, 2006 and thereafter as follows (in thousands):


                  2006                       $   4,535
                  2007                           3,079
                  2008                           2,833
                  2009                           2,959
                  2010                           2,959
                  Thereafter                    23,098
                                             ---------
                                             $  39,463
                                             =========

         Rent expense was $3,456,000, $3,358,000 and $3,905,000 for the years ended December 31, 2005, 2004 and 2003, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


10.      SHAREHOLDER'S EQUITY

         The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2005 and 2004, 3,511 shares were outstanding.

         Changes in shareholder's equity are as follows:

                                                                             Years ended December 31,
                                                                   -------------------------------------------
                                                                      2005            2004            2003
                                                                   -----------     -----------     -----------

                                                                                 (in thousands)
         ADDITIONAL PAID-IN CAPITAL:
           Beginning balances                                      $   758,346     $   709,246     $   709,246
           Capital contributions by Parent                               2,913          49,100              --
                                                                   -----------     -----------     -----------

           Ending balances                                         $   761,259     $   758,346     $   709,246
                                                                   ===========     ===========     ===========

         RETAINED EARNINGS:
           Beginning balances                                      $   919,612     $   828,423     $   730,321
           Net income                                                  181,903         142,502          93,530
           Dividends paid to Parent                                    (25,000)         (2,500)        (12,187)
           Adjustment for SICO compensation (See Note 12)               (1,562)             --              --
           Adjustment for tax benefit of distributed subsidiary             --             287          16,759
           Tax effect on a distribution of investment                       --         (49,100)             --
                                                                   -----------     -----------     -----------

           Ending balances                                         $ 1,074,953     $   919,612     $   828,423
                                                                   ===========     ===========     ===========

         ACCUMULATED OTHER COMPREHENSIVE
            INCOME:
            Beginning balances                                     $    72,575     $    72,610     $    16,504
            Change in net unrealized gains (losses) on
              debt securities available for sale                      (104,255)         (1,459)        118,725
            Change in net unrealized gains (losses) on
              equity securities available for sale                       1,224             (65)          1,594
            Change in net unrealized gain (loss)
              on foreign currency                                       (2,071)          1,170              --
            Change in adjustment to deferred acquisition costs
              and other deferred expenses                               15,100             300         (34,000)
            Tax effects of net changes                                  31,501              19         (30,213)
                                                                   -----------     -----------     -----------

            Ending balances                                        $    14,074     $    72,575     $    72,610
                                                                   ===========     ===========     ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


10.      SHAREHOLDER'S EQUITY (Continued)

         Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:

                                                          December 31,     December 31,
                                                              2005            2004
                                                          ------------     ------------

                                                                (in thousands)
         Gross unrealized gains                           $    94,246     $   180,329
         Gross unrealized losses                              (44,093)        (27,144)
         Unrealized gain (loss) on foreign currency              (901)          1,170
         Adjustment to DAC and other deferred expenses        (27,600)        (42,700)
         Deferred income taxes                                 (7,578)        (39,080)
                                                          -----------     -----------

         Accumulated other comprehensive income           $    14,074     $    72,575
                                                          ===========     ===========


         Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Accordingly, the maximum amount of dividends that can be paid to stockholder in the year 2006 without obtaining prior approval is $94,712,000. Dividends of $25,000,000 and $2,500,000 were paid in
         2005 and 2004, respectively. Prior to the capital contribution of SAAMCo to the Company, SAAMCo paid dividends to its parent, SunAmerica Life Insurance Company, of $12,187,000 in 2003.

         Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income totaled $171,505,000, $99,288,000 and $89,071,000 for the years ended December
         31, 2005, 2004 and 2003, respectively. The Company's statutory capital and surplus totaled $950,636,000 at December 31, 2005 and $840,001,000 at December 31, 2004.

11.      INCOME TAXES

         The components of the provisions for income taxes on pretax income consist of the following:


                                                  Years ended December 31,
                                       -------------------------------------------
                                          2005            2004            2003
                                       -----------     -----------     -----------

                                                      (in thousands)

         Current expense (benefit)     $   (19,809)    $   (42,927)    $   127,655
         Deferred expense (benefit)         90,547          49,337         (97,408)
                                       -----------     -----------     -----------

         Total income tax expense      $    70,738     $     6,410     $    30,247
                                       ===========     ===========     ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.      INCOME TAXES (Continued)

         The U.S. Federal income tax rate is 35% for 2005, 2004 and 2003. Actual tax expense on income differs from the "expected" amount computed by applying the Federal income tax rate because of the following:

                                                                      Years ended December 31,
                                                              ----------------------------------------
                                                                2005           2004           2003
                                                              ----------     ----------     ----------

                                                                           (in thousands)
         Amount computed at statutory rate                    $   88,424     $   74,025     $   43,322
         Increases (decreases) resulting from:
            State income taxes, net of federal tax benefit         1,094          4,020          2,273
            Dividends received deduction                         (19,091)       (19,058)       (15,920)
            Tax credits                                           (1,233)        (4,000)            --
            Adjustment to prior year tax liability (a)                --        (39,730)            --
            Other, net                                             1,544         (8,847)           572
                                                              ----------     ----------     ----------

           Total income tax expense                           $   70,738     $    6,410     $   30,247
                                                              ==========     ==========     ==========

               (a) In 2004, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

         Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $14,300,000 of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company eliminated its policyholders' surplus balance in January 2005.

         At December 31, 2005, the Company had net operating carryforwards and capital loss carryforwards for Federal income tax purposes of $15,500,000 and $47,900,000, respectively. Such carryforwards expire in 2023 and 2007, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.      INCOME TAXES (Continued)

         Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                                                                  December 31,     December 31,
                                                                                      2005             2004
                                                                                  ------------     ------------

                                                                                          (in thousands)

         DEFERRED TAX LIABILITIES:
         Deferred acquisition costs and other deferred expenses                   $   514,893     $   432,868
         State income taxes                                                             4,003          10,283
         Net unrealized gains on debt and equity securities available for sale          7,578          39,080
         Other liabilities                                                              7,796          15,629
                                                                                  -----------     -----------
            Total deferred tax liabilities                                            534,270         497,860
                                                                                  -----------     -----------

         DEFERRED TAX ASSETS:

         Investments                                                                  (16,802)        (28,915)
         Contract holder reserves                                                    (151,424)       (101,301)
         Guaranty fund assessments                                                     (3,313)         (3,402)
         Reserve for guaranteed benefits                                              (23,063)        (26,932)
         Net operating loss carryforward                                               (5,425)         (5,430)
         Capital loss carryforward                                                    (16,770)        (22,321)
         Low income housing credit carryforward                                            --         (44,604)
         Partnership income/loss                                                           --          (6,293)
         Other assets                                                                    (895)         (1,130)
                                                                                  -----------     -----------
            Total deferred tax assets                                                (217,692)       (240,328)
                                                                                  -----------     -----------

         Deferred income taxes                                                    $   316,578     $   257,532
                                                                                  ===========     ===========

         The Company has concluded that the deferred tax asset will be fully realized and no valuation allowance is necessary.

12.      RELATED PARTY TRANSACTION

         Starr International Company, Inc. ("SICO") has provided a series of two-year Deferred Compensation Profit Participation Plans ("SICO Plans") to certain employees of AIG, its subsidiaries and affiliates. The SICO Plans came into being in 1975 when the voting shareholders and Board of Directors of SICO, a private holding company whose principal asset is AIG common stock, decided that a portion of the capital value of SICO should be used to provide an incentive plan for the current and succeeding managements of all American International companies, including the Company.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


12.      RELATED PARTY TRANSACTION (Continued)

         None of the costs of the various benefits provided under the SICO Plans has been paid by the Company, although the Company has recorded a charge to reported earnings for the deferred compensation amounts paid to employees of the Company or its subsidiaries and affiliates by SICO and allocated to the Company, with an offsetting entry to additional paid-in capital reflecting amounts deemed contributed by SICO. The SICO Plans provide that shares currently owned by SICO may be set aside by SICO for the benefit of the participant and distributed upon retirement. The SICO Board of Directors currently may permit an early payout under certain circumstances. Prior to payout, the participant is not entitled to vote, dispose of or receive dividends with respect to such shares, and shares are subject to forfeiture under certain conditions, including but not limited to the participant's voluntary termination of employment with AIG or its subsidiaries and affiliates prior to normal retirement age. Under the SICO Plans, SICO's Board of Directors may elect to pay a participant cash in lieu of shares of AIG common stock. Following notification from SICO to participants in the SICO Plans that it will settle specific future awards under the SICO Plans with shares rather than cash, the Company modified its accounting for the SICO Plans from variable to fixed measurement accounting. The Company gave effect to this change in settlement method beginning on December 9, 2005, the date of SICO's notice to the SICO Plans' participants.

         As total compensation expense related to the SICO Plans for each prior year would not have been material to any such prior year, in the first quarter of 2005 the Company has recorded the total amount of compensation expense related to the SICO Plans that would have been recorded in all prior periods through December 31, 2004, as a reduction of retained earnings on the consolidated balance sheet of $1,562,000, with a corresponding increase to additional paid-in capital, and with no effect on total shareholder's equity, results of operations or cash flows. Compensation expense with respect to the SICO Plans aggregated $1,351,000 for the year ended December 31, 2005, and is included in general and administrative expenses in the consolidated statement of income and comprehensive income.

         As of December 31, 2004, subordinated notes payable to affiliates were paid off except for accrued interest totaling $460,000 which is included in other liabilities on the consolidated balance sheet.

         On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500,000,000 from the Parent and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2005 and 2004.

         On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, First SunAmerica Life Insurance Company ("FSA"), whereby the Company has the right to borrow up to $15,000,000 from FSA and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2005 and 2004.

         On December 19, 2001, the Company entered into a short-term financing arrangement with AIGRS whereby AIGRS has the right to borrow up to $500,000,000. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2005 and 2004.

         On December 19, 2001, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), whereby SAII has the right to borrow up to $500,000,000 from the Company. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2005 and 2004.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


12.      RELATED-PARTY MATTERS (Continued)

         On September 26, 2001, the Company entered into a short-term financing arrangement with AIGRS. Under the terms of this agreement, the Company has immediate access of up to $500,000,000. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2005 and 2004.

         On September 26, 2001, the Company entered into a short-term financing arrangement with SAII, whereby the Company has the right to borrow up to $500,000,000. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2005 and 2004.

         On October 28, 2005, the Company amended an existing credit agreement under which the Company agreed to make loans to AIG in an aggregate amount of up to $150,000,000. This amended agreement expires on October 27, 2006. There were no balances outstanding under this agreement at December 31, 2005.

         In 2005 the Company paid commissions, including support fees to defray marketing and training costs, to ten affiliated companies: Royal Alliance Associates, Inc.; SunAmerica Securities, Inc.; Sentra Securities Corp.; Spelman & Co., Inc.; Advantage Capital Corporation; FSC Services Corporation; AIG Financial Advisors, Inc.; VALIC Financial Advisors; American General Equity Securities Corporation and American General Securities, Inc. Commissions paid to these broker-dealers totaled $49,162,000, $63,268,000 and $51,716,000 for the years ended
         December 31, 2005, 2004 and 2003, respectively. These affiliated broker-dealers distribute a significant portion of the Company's variable annuity products, amounting to approximately 20%, 23% and 24% of deposits for the years ended December 31, 2005, 2004 and 2003, respectively. Of the Company's mutual fund sales, approximately 27%, 25% and 23% were distributed by these affiliated broker-dealers for the years ended December 31, 2005, 2004 and 2003, respectively.

         On February 1, 2004, SAAMCo entered into an administrative services agreement with FSA whereby SAAMCo will pay to FSA a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for FSA's variable annuity products. Amounts incurred by the Company under this agreement totaled $1,790,000 and $1,537,000 in 2005 and 2004, respectively, and are included in the Company's consolidated statement of income and comprehensive income. A fee of $150,000 and $1,620,000 was paid under a different agreement in 2004 and 2003, respectively.

         On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement totaled $9,973,000 $9,074,000 and $7,587,000 in 2005, 2004 and 2003,
         respectively, and are net of certain administrative costs incurred by VALIC of $2,849,000 $2,593,000 and $2,168,000, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statement of income and comprehensive income.

         The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


12.      RELATED-PARTY MATTERS (Continued)

         claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

         The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's contract holders have the right to enforce the guarantee directly against American Home. American Home's statutory financial statements are contained in the Company's variable annuity registrations filed with the SEC. Additionally, American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public. The Company expects that the American Home guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the American Home guarantee would continue to be covered by the guarantee, including obligations arising from purchase payments received after termination, until satisfied in full.

         Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, legal, marketing and data processing services from its Parent, AIGRS and AIG. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $153,180,000, $148,554,000 and $126,531,000 for the years ended
         December 31, 2005, 2004 and 2003, respectively. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $71,533,000, $60,183,000 and $48,733,000, respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

         The majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $3,326,000, $3,712,000 and $3,838,000 for the years ended December 31,
         2005, 2004 and 2003, respectively.

         The Company incurred $1,429,000, $1,113,000 and $500,000 of management fees to an affiliate of the Company to administer its securities lending program for the years ended December 31, 2005, 2004 and 2003, respectively (see Note 2).

         Included in the bonds, notes and redeemable preferred stock at December 31, 2005 is a bond carried at fair value of $25,809,000 that is issued by an affiliate.

                          VARIABLE ANNUITY ACCOUNT FOUR

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

                                    CONTENTS

Report of Independent Registered Public Accounting Firm . ..............................      1
Statement of Assets and Liabilities, December 31, 2005..................................      2
Schedule of Portfolio Investments, December 31, 2005....................................     11
Statement of Operations, for the year ended December 31, 2005...........................     12
Statement of Changes in Net Assets , for the year ended December 31, 2005...............     21
Statement of Changes in Net Assets , for the year ended December 31, 2004...............     30
Notes to Financial Statements ..........................................................     39

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Four

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Four, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at December 31, 2005, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
April 17, 2006

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                                    Government                                                       Government
                            Asset        Capital       and                      Natural      Asset        Capital       and
                          Allocation  Appreciation Quality Bond    Growth      Resources   Allocation  Appreciation Quality Bond
                          Portfolio     Portfolio   Portfolio    Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                          (Class 1)     (Class 1)   (Class 1)    (Class 1)     (Class 1)    (Class 2)    (Class 2)    (Class 2)
                         ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Assets:
 Investments in Anchor
  Series Trust (Class 1
  or 2), at net asset
  value                  $ 39,449,685 $ 51,970,715 $ 29,337,870 $ 23,674,703 $ 15,569,419 $ 14,507,019 $  9,590,536 $ 15,780,028
 Investments in
  SunAmerica Series
  Trust (Class 1, 2 or
  3), at net asset
  value                             0            0            0            0            0            0            0            0
 Investments in Van
  Kampen Life
  Investment Trust
  (Class II), at net
  asset value                       0            0            0            0            0            0            0            0
 Investments in
  American Funds
  Insurance Series
  (Class 2), at net
  asset value                       0            0            0            0            0            0            0            0
 Investments in Lord
  Abbett Series Fund
  Inc. (Class VC), at
  net asset value                   0            0            0            0            0            0            0            0
                         ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Total Assets:             $39,449,685 $ 51,970,715 $ 29,337,870 $ 23,674,703 $ 15,569,419 $ 14,507,019 $  9,590,536 $ 15,780,028

Liabilities:                        0            0            0            0            0            0            0            0
                         ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

                         $ 39,449,685 $ 51,970,715 $ 29,337,870 $ 23,674,703 $ 15,569,419 $ 14,507,019 $  9,590,536 $ 15,780,028
                         ============ ============ ============ ============ ============ ============ ============ ============
Net assets:

 Accumulation units      $ 38,928,836 $ 51,615,337 $ 29,107,420 $ 23,412,075 $ 15,556,032 $ 14,507,019 $  9,590,536 $ 15,780,028

 Contracts in payout
  (annuitization) period      520,849      355,378      230,450      262,628       13,387            0            0            0
                         ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

      Total net assets   $ 39,449,685 $ 51,970,715 $ 29,337,870 $ 23,674,703 $ 15,569,419 $ 14,507,019 $  9,590,536 $ 15,780,028
                         ============ ============ ============ ============ ============ ============ ============ ============

Accumulation units
 outstanding                1,709,077    1,309,698    1,710,736      770,091      394,823      632,724      242,925      926,936
                         ============ ============ ============ ============ ============ ============ ============ ============

Contracts With Total
 Expenses of 1.52%:
 Net Assets              $ 39,259,632 $ 50,171,020 $ 28,445,468 $ 23,374,062 $ 15,331,615 $ 13,992,374 $  8,630,987 $ 13,796,545
 Accumulation units
  outstanding               1,700,748    1,263,794    1,658,067      760,191      388,718      610,059      218,390      809,378
 Unit value of
  accumulation units     $      23.08 $      39.70 $      17.16 $      30.75 $      39.44 $      22.94 $      39.52 $      17.05
Contracts With Total
 Expenses of 1.77%:
 Net Assets              $    190,053 $  1,799,695 $    892,402 $    300,641 $    237,804 $    514,645 $    959,549 $  1,983,483
 Accumulation units
  outstanding                   8,329       45,904       52,669        9,900        6,105       22,665       24,535      117,558
 Unit value of
  accumulation units     $      22.82 $      39.21 $      16.95 $      30.37 $      38.95 $      22.71 $      39.11 $      16.87

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                  (continued)

                                                                                                                        Davis
                                         Natural    Aggressive    Alliance     Blue Chip      Cash       Corporate     Venture
                            Growth      Resources     Growth       Growth       Growth     Management      Bond         Value
                           Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                           (Class 2)    (Class 2)    (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)
                         ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Assets:
 Investments in Anchor
  Series Trust (Class 1
  or 2), at net asset
  value                  $  4,435,668 $  4,720,202 $          0 $          0 $          0 $          0 $          0 $          0
 Investments in
  SunAmerica Series
  Trust (Class 1, 2 or
  3), at net asset
  value                             0            0   11,555,012   42,795,451    2,013,054   13,754,080   19,171,741   95,671,801
 Investments in Van
  Kampen Life
  Investment Trust
  (Class II), at net
  asset value                       0            0            0            0            0            0            0            0
 Investments in
  American Funds
  Insurance Series
  (Class 2), at net
  asset value                       0            0            0            0            0            0            0            0
 Investments in Lord
  Abbett Series Fund
  Inc. (Class VC), at
  net asset value                   0            0            0            0            0            0            0            0
                         ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Total Assets:            $  4,435,668 $  4,720,202 $ 11,555,012 $ 42,795,451 $  2,013,054 $ 13,754,080 $ 19,171,741 $ 95,671,801

Liabilities:                        0            0            0            0            0            0            0            0
                         ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

                         $  4,435,668 $  4,720,202 $ 11,555,012 $ 42,795,451 $  2,013,054 $ 13,754,080 $ 19,171,741 $ 95,671,801

Net assets:

 Accumulation units      $  4,435,668 $  4,720,202 $ 11,458,322 $ 42,465,213 $  2,013,054 $ 13,541,978 $ 19,025,165 $ 95,134,613

 Contracts in payout
  (annuitization) period            0            0       96,690      330,238            0      212,102      146,576      537,188
                         ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

      Total net assets   $  4,435,668 $  4,720,202 $ 11,555,012 $ 42,795,451 $  2,013,054 $ 13,754,080 $ 19,171,741 $ 95,671,801
                         ============ ============ ============ ============ ============ ============ ============ ============

Accumulation units
 outstanding                  145,188      120,369      732,451    1,281,217      333,366    1,058,607    1,113,962    2,784,060
                         ============ ============ ============ ============ ============ ============ ============ ============

Contracts With Total
 Expenses of 1.52%:
 Net Assets              $  3,887,158 $  4,233,333 $ 11,480,468 $ 42,506,689 $  1,559,267 $ 13,617,178 $ 18,560,705 $ 94,598,219
 Accumulation units
  outstanding                 127,065      107,809      727,670    1,272,463      257,480    1,047,946    1,078,009    2,752,424
 Unit value of
  accumulation units     $      30.59 $      39.27 $      15.78 $      33.40 $       6.06 $      13.00 $      17.22 $      34.37
Contracts With Total
 Expenses of 1.77%:
 Net Assets              $    548,510 $    486,869 $     74,544 $    288,762 $    453,787 $    136,902 $    611,036 $  1,073,582
 Accumulation units
  outstanding                  18,123       12,560        4,781        8,754       75,886       10,661       35,953       31,636
 Unit value of
  accumulation units     $      30.27 $      38.76 $      15.59 $      32.99 $       5.98 $      12.84 $      17.00 $      33.94

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                  (continued)


                                                                                 Goldman
                          "Dogs" of     Federated       Global       Global       Sachs      Growth-       Growth     High-Yield
                         Wall Street American Leaders    Bond       Equities    Research      Income   Opportunities     Bond
                          Portfolio     Portfolio      Portfolio    Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
                          (Class 1)     (Class 1)      (Class 1)    (Class 1)   (Class 1)   (Class 1)    (Class 1)    (Class 1)
                         ----------- ---------------- ----------- ------------ ---------- ------------ ------------- -------------
Assets:
 Investments in Anchor
  Series Trust (Class 1
  or 2), at net asset
  value                  $         0 $              0 $         0 $          0 $        0 $          0 $          0  $           0
 Investments in
  SunAmerica Series
  Trust (Class 1, 2 or
  3), at net asset
  value                    4,872,471       14,719,671   5,740,029    8,886,211    933,780   49,488,438      899,257     17,498,426
 Investments in Van
  Kampen Life
  Investment Trust
  (Class II), at net
  asset value                      0                0           0            0          0            0            0              0
 Investments in
  American Funds
  Insurance Series
  (Class 2), at net
  asset value                      0                0           0            0          0            0            0              0
 Investments in Lord
  Abbett Series Fund
  Inc. (Class VC), at
  net asset value                  0                0           0            0          0            0            0              0
                         ----------- ---------------- ----------- ------------ ---------- ------------ ------------- -------------

Total Assets:            $ 4,872,471 $     14,719,671 $ 5,740,029 $  8,886,211 $  933,780 $ 49,488,438 $    899,257  $  17,498,426

Liabilities:                       0                0           0            0          0            0            0              0
                         ----------- ---------------- ----------- ------------ ---------- ------------ ------------- -------------

                         $ 4,872,471 $     14,719,671 $ 5,740,029 $  8,886,211 $  933,780 $ 49,488,438 $    899,257  $  17,498,426
                         =========== ================ =========== ============ ========== ============ ============= =============

Net assets:

 Accumulation units      $ 4,855,842 $     14,570,617 $ 5,734,989 $  8,838,852 $  927,277 $ 49,133,767 $    841,341  $  17,438,508

 Contracts in payout
  (annuitization) period      16,629          149,054       5,040       47,359      6,503      354,671       57,916         59,918
                         ----------- ---------------- ----------- ------------ ---------- ------------ ------------- -------------

      Total net assets   $ 4,872,471 $     14,719,671 $ 5,740,029 $  8,886,211 $  933,780 $ 49,488,438 $    899,257  $  17,498,426
                         =========== ================ =========== ============ ========== ============ ============= =============

Accumulation units
 outstanding                 446,784          811,260     326,140      450,840    131,328    1,653,919      177,352        938,109
                         =========== ================ =========== ============ ========== ============ ============= =============

Contracts With Total
 Expenses of 1.52%:
 Net Assets              $ 4,846,714 $     14,507,706 $ 5,677,482 $  8,785,632 $  865,940 $ 49,150,271 $    870,422  $  17,294,064
 Accumulation units
  outstanding                444,393          799,430     322,542      445,675    121,680    1,642,478      171,603        927,030
 Unit value of
  accumulation units     $     10.91 $          18.15 $     17.60 $      19.71 $     7.12 $      29.92 $       5.07  $       18.66
Contracts With Total
 Expenses of 1.77%:
 Net Assets              $    25,757 $        211,965 $    62,547 $    100,579 $   67,840 $    338,167 $     28,835  $     204,362
 Accumulation units
  outstanding                  2,391           11,830       3,598        5,165      9,648       11,441        5,749         11,079
 Unit value of
  accumulation units     $     10.77 $          17.92 $     17.38 $      19.47 $     7.03 $      29.56 $       5.02  $       18.45

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                  (continued)

                        International International                  MFS             MFS
                         Diversified   Growth and     Marsico   Massachusetts     Mid-Cap       MFS          Putnam     SunAmerica
                          Equities       Income       Growth    Investors Trust    Growth   Total Return Growth:Voyager  Balanced
                          Portfolio     Portfolio    Portfolio    Portfolio      Portfolio    Portfolio      Portfolio   Portfolio
                          (Class 1)     (Class 1)    (Class 1)    (Class 1)      (Class 1)   (Class 1)      (Class 1)    (Class 1)
                        ------------- ------------- ----------- --------------- ----------- ------------ -------------- -----------
Assets:
 Investments in Anchor
  Series Trust (Class 1
  or 2), at net asset
  value                 $           0 $           0 $         0 $             0 $         0 $          0 $            0 $         0
 Investments in
  SunAmerica Series
  Trust (Class 1, 2 or
  3), at net asset
  value                    17,524,558    10,511,534   2,468,324       4,690,439   5,443,436   22,483,274      1,544,845  20,072,862
 Investments in Van
  Kampen Life
  Investment Trust
  (Class II), at net
  asset value                       0             0           0               0           0            0              0           0
 Investments in
  American Funds
  Insurance Series
  (Class 2), at net
  asset value                       0             0           0               0           0            0              0           0
 Investments in Lord
  Abbett Series Fund
  Inc. (Class VC), at
  net asset value                   0             0           0               0           0            0              0           0
                        ------------- ------------- ----------- --------------- ----------- ------------ -------------- -----------

Total Assets:           $  17,524,558 $  10,511,534 $ 2,468,324 $     4,690,439 $ 5,443,436 $ 22,483,274 $    1,544,845 $20,072,862

Liabilities:                        0             0           0               0           0            0              0           0
                        ------------- ------------- ----------- --------------- ----------- ------------ -------------- -----------

                        $  17,524,558 $  10,511,534 $ 2,468,324 $     4,690,439 $ 5,443,436 $ 22,483,274 $    1,544,845 $20,072,862
                        ============= ============= =========== =============== =========== ============ ============== ===========

Net assets:

 Accumulation units     $  17,278,924 $  10,511,534 $ 2,468,324 $     4,677,150 $ 5,354,361 $ 22,475,952 $    1,544,845 $19,918,667

 Contracts in payout
  (annuitization)
        period                245,634             0           0          13,289      89,075        7,322              0     154,195
                        ------------- ------------- ----------- --------------- ----------- ------------ -------------- -----------

      Total net assets  $  17,524,558 $  10,511,534 $ 2,468,324 $     4,690,439 $ 5,443,436 $ 22,483,274 $    1,544,845 $20,072,862
                        ============= ============= =========== =============== =========== ============ ============== ===========

Accumulation units
 outstanding                1,463,527       695,392     216,259         222,659     505,207      883,403         84,707   1,336,687
                        ============= ============= =========== =============== =========== ============ ============== ===========

Contracts With Total
 Expenses of 1.52%:
 Net Assets             $  17,514,996 $  10,410,636 $ 2,468,324 $     4,525,053 $ 5,243,029 $ 20,788,654 $    1,435,386 $19,953,164
 Accumulation units
  outstanding               1,462,719       688,636     216,259         214,714     486,379      816,078         78,635   1,328,618
 Unit value of
  accumulation units    $       11.98 $       15.12 $     11.41 $         21.07 $     10.78 $      25.47 $        18.25 $     15.02
Contracts With Total
 Expenses of 1.77%:
 Net Assets             $       9,562 $     100,898 $         - $       165,386 $   200,407 $  1,694,620 $      109,459 $   119,698
 Accumulation units
  outstanding                     808         6,756           -           7,945      18,828       67,325          6,072       8,069
 Unit value of
  accumulation units    $       11.83 $       14.93 $         - $         20.82 $     10.64 $      25.17 $        18.03 $     14.83

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                  (continued)

                                        Telecom      Worldwide   Aggressive    Alliance    Blue Chip       Cash      Corporate
                          Technology    Utility     High Income    Growth       Growth      Growth      Management     Bond
                           Portfolio   Portfolio     Portfolio    Portfolio    Portfolio   Portfolio     Portfolio   Portfolio
                           (Class 1)   (Class 1)     (Class 1)    (Class 2)    (Class 2)   (Class 2)     (Class 2)   (Class 2)
                         ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Assets:
 Investments in Anchor
  Series Trust (Class 1
  or 2), at net asset
  value                  $          0 $          0 $          0 $          0 $          0 $          0 $          0 $          0
 Investments in
  SunAmerica Series
  Trust (Class 1, 2 or
  3), at net asset
  value                     1,356,618    3,942,767    4,784,459    1,494,884    5,425,614    1,744,847    3,886,999    8,445,958
 Investments in Van
  Kampen Life
  Investment Trust
  (Class II), at net
  asset value                       0            0            0            0            0            0            0            0
 Investments in
  American Funds
  Insurance Series
  (Class 2), at net
  asset value                       0            0            0            0            0            0            0            0
 Investments in Lord
  Abbett Series Fund
  Inc. (Class VC), at
  net asset value                   0            0            0            0            0            0            0            0
                         ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Total Assets:            $  1,356,618 $  3,942,767 $  4,784,459 $  1,494,884 $  5,425,614 $  1,744,847 $  3,886,999 $  8,445,958

Liabilities:                        0            0            0            0            0            0            0            0
                         ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

                         $  1,356,618 $  3,942,767 $  4,784,459 $  1,494,884 $  5,425,614 $  1,744,847 $  3,886,999 $  8,445,958
                         ============ ============ ============ ============ ============ ============ ============ ============

Net assets:

 Accumulation units      $  1,291,812 $  3,901,540 $  4,774,202 $  1,494,884 $  5,425,614 $  1,744,847 $  3,886,999 $  8,445,958

 Contracts in payout
  (annuitization) period       64,806       41,227       10,257            0            0            0            0            0
                         ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

      Total net assets   $  1,356,618 $  3,942,767 $  4,784,459 $  1,494,884 $  5,425,614 $  1,744,847 $  3,886,999 $  8,445,958
                         ============ ============ ============ ============ ============ ============ ============ ============

Accumulation units
 outstanding                  562,283      323,476      241,396       95,538      164,368      289,730      301,237      494,041
                         ============ ============ ============ ============ ============ ============ ============ ============

Contracts With Total
 Expenses of 1.52%:
 Net Assets              $  1,344,540 $  3,939,986 $  4,714,020 $  1,394,410 $  4,963,001 $  1,530,784 $  3,663,425 $  7,628,712
 Accumulation units
  outstanding                 557,215      323,245      237,804       89,056      150,198      253,847      283,753      445,743
 Unit value of
  accumulation units     $       2.41 $      12.19 $      19.82 $      15.66 $      33.04 $       6.03 $      12.91 $      17.11
Contracts With Total
 Expenses of 1.77%:
 Net Assets              $     12,078 $      2,781 $     70,439 $    100,474 $    462,613 $    214,063 $    223,574 $    817,246
 Accumulation units
  outstanding                   5,068          231        3,592        6,482       14,170       35,883       17,484       48,298
 Unit value of
  accumulation units     $       2.38 $      12.04 $      19.61 $      15.50 $      32.65 $       5.97 $      12.79 $      16.92

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                  (continued)

                            Davis      "Dogs" of     Federated       Global      Global    Goldman Sachs   Growth-      Growth
                        Venture Value Wall Street American Leaders     Bond      Equities     Research     Income    Opportunities
                          Portfolio    Portfolio     Portfolio      Portfolio   Portfolio    Portfolio    Portfolio    Portfolio
                          (Class 2)    (Class 2)     (Class 2)      (Class 2)   (Class 2)    (Class 2)    (Class 2)    (Class 2)
                        ------------- ----------- ---------------- ----------- ----------- ------------- ----------- -------------
Assets:
 Investments in Anchor
  Series Trust (Class 1
  or 2), at net asset
  value                 $           0 $         0 $              0 $         0 $         0 $           0 $         0 $           0
 Investments in
  SunAmerica Series
  Trust (Class 1, 2 or
  3), at net asset
  value                    19,113,671   2,169,850        2,681,749   2,176,850   1,075,321       468,606   5,845,431       632,436
 Investments in Van
  Kampen Life
  Investment Trust
  (Class II), at net
  asset value                       0           0                0           0           0             0           0             0
 Investments in
  American Funds
  Insurance Series
  (Class 2), at net
  asset value                       0           0                0           0           0             0           0             0
 Investments in Lord
  Abbett Series Fund
  Inc. (Class VC), at
  net asset value                   0           0                0           0           0             0           0             0
                        ------------- ----------- ---------------- ----------- ----------- ------------- ----------- -------------

Total Assets:           $  19,113,671 $ 2,169,850 $      2,681,749 $ 2,176,850 $ 1,075,321 $     468,606 $ 5,845,431 $     632,436

Liabilities:                        0           0                0           0           0             0           0             0
                        ------------- ----------- ---------------- ----------- ----------- ------------- ----------- -------------

                        $  19,113,671 $ 2,169,850 $      2,681,749 $ 2,176,850 $ 1,075,321 $     468,606 $ 5,845,431 $     632,436
                        ============= =========== ================ =========== =========== ============= =========== =============

Net assets:

 Accumulation units     $  19,113,671 $ 2,169,850 $      2,681,749 $ 2,176,850 $ 1,075,321 $     468,606 $ 5,845,431 $     632,436

 Contracts in payout
  (annuitization)
  period                            0           0                0           0           0             0           0             0
                        ------------- ----------- ---------------- ----------- ----------- ------------- ----------- -------------

      Total net assets  $  19,113,671 $ 2,169,850 $      2,681,749 $ 2,176,850 $ 1,075,321 $     468,606 $ 5,845,431 $     632,436
                        ============= =========== ================ =========== =========== ============= =========== =============

Accumulation units
 outstanding                  560,861     200,070          148,901     124,612      54,947        66,305     197,033       125,429
                        ============= =========== ================ =========== =========== ============= =========== =============

Contracts With Total
 Expenses of 1.52%:
 Net Assets             $  17,352,187 $ 2,015,688 $      2,269,596 $ 2,056,045 $   979,033 $     422,792 $ 5,350,937 $     538,092
 Accumulation units
  outstanding                 508,636     185,694          125,823     117,623      49,977        59,761     180,206       106,528
 Unit value of
  accumulation units    $       34.12 $     10.85 $          18.04 $     17.48 $     19.59 $        7.07 $     29.69 $        5.05
Contracts With Total
 Expenses of 1.77%:
 Net Assets             $   1,761,484 $   154,162 $        412,153 $   120,805 $    96,288 $      45,814 $   494,494 $      94,344
 Accumulation units
  outstanding                  52,225      14,376           23,078       6,989       4,970         6,544      16,827        18,901
 Unit value of
  accumulation units    $       33.73 $     10.72 $          17.86 $     17.29 $     19.37 $        7.00 $     29.39 $        4.99

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                  (continued)

                                    International International       MFS
                         High-Yield  Diversified     Growth      Massachusetts  MFS Mid-Cap     Putnam      SunAmerica
                            Bond      Equities     and Income   Investors Trust   Growth    Growth: Voyager  Balanced   Technology
                         Portfolio    Portfolio     Portfolio      Portfolio     Portfolio     Portfolio     Portfolio   Portfolio
                         (Class 2)   (Class 2)     (Class 2)      (Class 2)     (Class 2)     (Class 2)      (Class 2)   (Class 2)
                        ----------- ------------- ------------- --------------- ----------- --------------- ----------- ----------
Assets:
 Investments in Anchor
  Series Trust (Class 1
  or 2), at net asset
  value                 $         0 $           0 $           0 $             0 $         0 $             0 $         0 $        0
 Investments in
  SunAmerica Series
  Trust (Class 1, 2 or
  3), at net asset
  value                   4,629,074     3,127,084     3,848,015       2,549,607   3,117,166         294,394   4,555,353    376,715
 Investments in Van
  Kampen Life
  Investment Trust
  (Class II), at net
  asset value                     0             0             0               0           0               0           0          0
 Investments in
  American Funds
  Insurance Series
  (Class 2), at net
  asset value                     0             0             0               0           0               0           0          0
 Investments in Lord
  Abbett Series Fund
  Inc. (Class VC), at
  net asset value                 0             0             0               0           0               0           0          0
                        ----------- ------------- ------------- --------------- ----------- --------------- ----------- ----------

Total Assets:           $ 4,629,074 $   3,127,084 $   3,848,015 $     2,549,607 $ 3,117,166 $       294,394 $ 4,555,353 $  376,715

Liabilities:                      0             0             0               0           0               0           0          0
                        ----------- ------------- ------------- --------------- ----------- --------------- ----------- ----------

                        $ 4,629,074 $   3,127,084 $   3,848,015 $     2,549,607 $ 3,117,166 $       294,394 $ 4,555,353 $  376,715
                        =========== ============= ============= =============== =========== =============== =========== ==========

Net assets:

 Accumulation units     $ 4,629,074 $   3,127,084 $   3,848,015 $     2,549,607 $ 3,117,166 $       294,394 $ 4,555,353 $  376,715

 Contracts in payout
  (annuitization)
  period                          0             0             0               0           0               0           0          0
                        ----------- ------------- ------------- --------------- ----------- --------------- ----------- ----------

      Total net assets  $ 4,629,074 $   3,127,084 $   3,848,015 $     2,549,607 $ 3,117,166 $       294,394 $ 4,555,353 $  376,715
                        =========== ============= ============= =============== =========== =============== =========== ==========

Accumulation units
 outstanding                249,858       262,842       255,932         121,774     291,595          16,278     305,635    157,276
                        =========== ============= ============= =============== =========== =============== =========== ==========

Contracts With Total
 Expenses of 1.52%:
 Net Assets             $ 4,324,393 $   2,887,752 $   3,633,757 $     2,266,060 $ 2,737,435 $       246,338 $ 4,346,210 $  338,098
 Accumulation units
  outstanding               233,243       242,513       241,546         108,103     255,726          13,598     291,468    141,004
 Unit value of
  accumulation units    $     18.54 $       11.91 $       15.04 $         20.96 $     10.70 $         18.12 $     14.91 $     2.40
Contracts With Total
 Expenses of 1.77%:
 Net Assets             $   304,681 $     239,332 $     214,258 $       283,547 $   379,731 $        48,056 $   209,143 $   38,617
 Accumulation units
  outstanding                16,615        20,329        14,386          13,671      35,869           2,680      14,167     16,272
 Unit value of
  accumulation units    $     18.34 $       11.77 $       14.89 $         20.74 $     10.59 $         17.94 $     14.76 $     2.37

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                  (continued)

                          Telecom     Worldwide      Foreign       Marsico       MFS Total    Small & Mid                Emerging
                          Utility    High Income      Value        Growth         Return       Cap Value     Comstock     Growth
                         Portfolio    Portfolio     Portfolio     Portfolio      Portfolio     Portfolio     Portfolio   Portfolio
                         (Class 2)    (Class 2)     (Class 3)     (Class 3)      (Class 3)     (Class 3)     (Class II) (Class II)
                        ----------- ------------- ------------- -------------- ------------ -------------- ------------ -----------
Assets:
 Investments in Anchor
  Series Trust (Class 1
  or 2), at net asset
  value                 $         0 $           0 $           0 $            0 $          0 $            0 $          0 $         0
 Investments in
  SunAmerica Series
  Trust (Class 1, 2 or
  3), at net asset
  value                     865,440       790,901    11,494,446      1,973,376    4,654,789     13,065,938            0           0
 Investments in Van
  Kampen Life
  Investment Trust
  (Class II), at net
  asset value                     0             0             0              0            0              0   22,730,013   1,461,630
 Investments in
  American Funds
  Insurance Series
  (Class 2), at net
  asset value                     0             0             0              0            0              0            0           0
 Investments in Lord
  Abbett Series Fund
  Inc. (Class VC), at
  net asset value                 0             0             0              0            0              0            0           0
                        ----------- ------------- ------------- -------------- ------------ -------------- ------------ -----------

Total Assets:               865,440 $     790,901 $  11,494,446 $    1,973,376 $  4,654,789 $   13,065,938 $ 22,730,013 $ 1,461,630

Liabilities:                      0             0             0              0            0              0            0           0
                        ----------- ------------- ------------- -------------- ------------ -------------- ------------ -----------

                        $   865,440 $     790,901 $  11,494,446 $    1,973,376 $  4,654,789 $   13,065,938 $ 22,730,013 $ 1,461,630
                        =========== ============= ============= ============== ============ ============== ============ ===========

Net assets:

 Accumulation units     $   865,440 $     790,901 $  11,491,838 $    1,973,376 $  4,654,789 $   13,064,278 $ 22,712,450 $ 1,461,630

 Contracts in payout
  (annuitization)
  period                          0             0         2,608              0            0          1,660       17,563           0
                        ----------- ------------- ------------- -------------- ------------ -------------- ------------ -----------

      Total net assets  $   865,440 $     790,901 $  11,494,446 $    1,973,376 $  4,654,789 $   13,065,938 $ 22,730,013 $ 1,461,630
                        =========== ============= ============= ============== ============ ============== ============ ===========

Accumulation units
 outstanding                 71,448        40,212       722,329        174,799      184,693        795,443    1,838,626     152,466
                        =========== ============= ============= ============== ============ ============== ============ ===========

Contracts With Total
 Expenses of 1.52%:
 Net Assets             $   796,144 $     703,193 $  11,082,894 $    1,710,709 $  3,904,282 $   12,577,576 $ 21,167,544 $ 1,297,272
 Accumulation units
  outstanding                65,679        35,707       696,234        151,352      154,678        765,432    1,711,109     135,110
 Unit value of
  accumulation units    $     12.12 $       19.69       $ 15.92 $        11.30 $      25.24 $        16.43 $      12.37 $      9.60
Contracts With Total
 Expenses of 1.77%:
 Net Assets             $    69,296 $      87,708 $     411,552 $      262,667 $    750,507 $      488,362 $  1,562,469 $   164,358
 Accumulation units
  outstanding                 5,769         4,505        26,095         23,447       30,015         30,011      127,517      17,356
 Unit value of
  accumulation units    $     12.01 $       19.47 $       15.77 $        11.20 $      25.00 $        16.27 $      12.25 $      9.47

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                  (continued)

                                              Growth and          Global                          Growth-         Growth
                                                Income            Growth          Growth          Income         and Income
                                              Portfolio            Fund            Fund            Fund          Portfolio
                                              (Class II)         (Class 2)       (Class 2)       (Class 2)       (Class VC)
                                           ----------------    ------------    -------------    ------------    ------------
Assets:
      Investments in Anchor Series
      Trust (Class 1 or 2),
          at net asset value               $              0    $          0    $           0    $          0    $          0
      Investments in SunAmerica Series
      Trust (Class 1, 2 or 3),
          at net asset value                              0               0                0               0               0
      Investments in Van Kampen Life
      Investment Trust (Class II),
          at net asset value                     14,979,751               0                0               0               0
      Investments in American Funds
      Insurance Series (Class 2),
          at net asset value                              0      25,983,635       35,450,693      58,332,802               0
      Investments in Lord Abbett
      Series Fund Inc. (Class VC),
          at net asset value                              0               0                0               0      18,819,505
                                           ----------------    ------------    -------------    ------------    ------------

Total Assets:                              $     14,979,751    $ 25,983,635    $  35,450,693    $ 58,332,802    $ 18,819,505

Liabilities:                                              0               0                0               0               0
                                           ----------------    ------------    -------------    ------------    ------------

                                           $     14,979,751    $ 25,983,635    $  35,450,693    $ 58,332,802    $ 18,819,505
                                           ================    ============    =============    ============    ============
Net assets:

      Accumulation units                   $     14,966,335    $ 25,964,997    $  35,448,043    $ 58,325,294    $ 18,806,894

      Contracts in payout

      (annuitization) period                         13,416          18,638            2,650           7,508          12,611
                                           ----------------    ------------    -------------    ------------    ------------

           Total net assets                $     14,979,751    $ 25,983,635    $  35,450,693    $ 58,332,802    $ 18,819,505
                                           ================    ============    =============    ============    ============

Accumulation units outstanding                    1,107,524       1,418,479        1,906,814       3,627,119       1,580,507
                                           ================    ============    =============    ============    ============

Contracts With Total Expenses of 1.52%:
      Net Assets                           $     14,518,463    $ 24,772,211    $  33,585,606    $ 55,666,891    $ 18,165,104
      Accumulation units outstanding              1,073,082       1,351,797        1,805,720       3,460,009       1,525,011
      Unit value of accumulation units     $          13.53    $      18.32    $       18.60    $      16.09    $      11.91
Contracts With Total Expenses of 1.77%:
      Net Assets                           $        461,288    $  1,211,424    $   1,865,087    $  2,665,911    $    654,401
      Accumulation units outstanding                 34,442          66,682          101,094         167,110          55,496
      Unit value of accumulation units     $          13.39    $      18.17    $       18.45    $      15.95    $      11.79

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2005

                                                                               Net Asset Value       Net Asset
Variable Accounts                                                   Shares       Per Share             Value           Cost
-----------------------------------------------------------       ---------    ---------------      -----------     -----------
ANCHOR SERIES TRUST:
     Asset Allocation Portfolio (Class 1)                         2,631,720       $   14.99         $39,449,685     $36,788,076
     Capital Appreciation Portfolio (Class 1)                     1,412,634           36.79          51,970,715      36,739,687
     Government and Quality Bond Portfolio (Class 1)              1,984,543           14.78          29,337,870      29,710,301
     Growth Portfolio (Class 1)                                     839,728           28.19          23,674,703      24,279,730
     Natural Resources Portfolio (Class 1)                          356,025           43.73          15,569,419       9,449,382
     Asset Allocation Portfolio (Class 2)                           969,275           14.97          14,507,019      12,712,155
     Capital Appreciation Portfolio (Class 2)                       262,050           36.60           9,590,536       7,135,950
     Government and Quality Bond Portfolio (Class 2)              1,068,037           14.77          15,780,028      16,317,194
     Growth Portfolio (Class 2)                                     157,470           28.17           4,435,668       3,700,767
     Natural Resources Portfolio (Class 2)                          108,171           43.64           4,720,202       2,947,224

SUNAMERICA SERIES TRUST:
     Aggressive Growth Portfolio (Class 1)                        1,042,879       $   11.08         $11,555,012     $ 8,641,106
     Alliance Growth Portfolio (Class 1)                          1,952,314           21.92          42,795,451      47,150,778
     Blue Chip Growth Portfolio (Class 1)                           308,178            6.53           2,013,054       1,802,665
     Cash Management Portfolio (Class 1)                          1,263,944           10.88          13,754,080      13,606,186
     Corporate Bond Portfolio (Class 1)                           1,649,332           11.62          19,171,741      18,971,751
     Davis Venture Value Portfolio (Class 1)                      3,346,358           28.59          95,671,801      78,908,404
     "Dogs" of Wall Street Portfolio (Class 1)                      481,601           10.12           4,872,471       4,558,508
     Federated American Leaders Portfolio (Class 1)                 875,457           16.81          14,719,671      13,008,107
     Global Bond Portfolio (Class 1)                                491,296           11.68           5,740,029       5,530,598
     Global Equities Portfolio (Class 1)                            667,157           13.32           8,886,211       6,084,897
     Goldman Sachs Research Portfolio (Class 1)                     121,834            7.66             933,780         811,301
     Growth-Income Portfolio (Class 1)                            1,943,776           25.46          49,488,438      48,421,643
     Growth Opportunities Portfolio (Class 1)                       164,130            5.48             899,257         794,767
     High-Yield Bond Portfolio (Class 1)                          2,468,031            7.09          17,498,426      16,611,930
     International Diversified Equities Portfolio (Class 1)       1,994,732            8.79          17,524,558      12,889,262
     International Growth and Income Portfolio (Class 1)            775,741           13.55          10,511,534       8,178,036
     Marsico Growth Portfolio (Class 1)                             201,178           12.27           2,468,324       2,124,435
     MFS Massachusetts Investors Trust Portfolio (Class 1)          378,872           12.38           4,690,439       3,332,394
     MFS Mid-Cap Growth Portfolio (Class 1)                         581,832            9.36           5,443,436       4,140,733
     MFS Total Return Portfolio (Class 1)                         1,323,684           16.99          22,483,274      22,506,720
     Putnam Growth: Voyager Portfolio (Class 1)                     100,208           15.42           1,544,845       1,327,077
     SunAmerica Balanced Portfolio (Class 1)                      1,444,364           13.90          20,072,862      22,630,906
     Technology Portfolio (Class 1)                                 517,469            2.62           1,356,618       1,182,578
     Telecom Utility Portfolio (Class 1)                            442,242            8.92           3,942,767       4,399,347
     Worldwide High Income Portfolio (Class 1)                      631,281            7.58           4,784,459       4,908,704
     Aggressive Growth Portfolio (Class 2)                          135,553           11.03           1,494,884       1,326,028
     Alliance Growth Portfolio (Class 2)                            247,800           21.90           5,425,614       4,313,281
     Blue Chip Growth Portfolio (Class 2)                           267,280            6.53           1,744,847       1,513,224
     Cash Management Portfolio (Class 2)                            357,742           10.87           3,886,999       3,858,699
     Corporate Bond Portfolio (Class 2)                             727,616           11.61           8,445,958       8,363,246
     Davis Venture Value Portfolio (Class 2)                        669,516           28.55          19,113,671      13,893,732
     "Dogs" of Wall Street Portfolio (Class 2)                      214,721           10.11           2,169,850       1,958,335
     Federated American Leaders Portfolio (Class 2)                 159,735           16.79           2,681,749       2,235,854
     Global Bond Portfolio (Class 2)                                187,124           11.63           2,176,850       2,099,145
     Global Equities Portfolio (Class 2)                             81,010           13.27           1,075,321         824,559
     Goldman Sachs Research Portfolio (Class 2)                      61,474            7.62             468,606         399,920
     Growth-Income Portfolio (Class 2)                              229,853           25.43           5,845,431       4,670,261
     Growth Opportunities Portfolio (Class 2)                       116,258            5.44             632,436         529,699
     High-Yield Bond Portfolio (Class 2)                            654,055            7.08           4,629,074       4,480,181
     International Diversified Equities Portfolio (Class 2)         357,785            8.74           3,127,084       2,582,146
     International Growth and Income Portfolio (Class 2)            283,382           13.58           3,848,015       2,678,916
     MFS Massachusetts Investors Trust Portfolio (Class 2)          206,021           12.38           2,549,607       2,025,720
     MFS Mid-Cap Growth Portfolio (Class 2)                         335,482            9.29           3,117,166       2,652,570
     Putnam Growth: Voyager Portfolio (Class 2)                      19,124           15.39             294,394         257,459
     SunAmerica Balanced Portfolio (Class 2)                        328,172           13.88           4,555,353       4,304,733
     Technology Portfolio (Class 2)                                 144,491            2.61             376,715         353,708
     Telecom Utility Portfolio (Class 2)                             97,162            8.91             865,440         825,632
     Worldwide High Income Portfolio (Class 2)                      104,713            7.55             790,901         777,067
     Foreign Value Portfolio (Class 3)                              713,998           16.10          11,494,446      10,128,318
     Marsico Growth Portfolio (Class 3)                             162,268           12.16           1,973,376       1,731,814
     MFS Total Return Portfolio (Class 3)                           274,673           16.95           4,654,789       4,558,960
     Small & Mid Cap Value Portfolio (Class 3)                      788,310           16.57          13,065,938      12,160,528

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
     Comstock Portfolio                                           1,665,202       $   13.65         $22,730,013     $21,156,624
     Emerging Growth Portfolio                                       52,558           27.81           1,461,630       1,249,203
     Growth and Income Portfolio                                    732,148           20.46          14,979,751      13,517,684

AMERICAN FUNDS INSURANCE SERIES (Class 2):
     Global Growth Fund                                           1,331,129       $   19.52         $25,983,635     $22,254,041
     Growth Fund                                                    601,063           58.98          35,450,693      29,516,272
     Growth-Income Fund                                           1,530,241           38.12          58,332,802      53,628,562

LORD ABBETT SERIES FUND, INC. (Class VC):
     Growth and Income Portfolio                                    719,400       $   26.16         $18,819,505     $18,671,433

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005

                                                     Government                                                         Government
                             Asset      Capital         and                      Natural       Asset       Capital          and
                          Allocation  Appreciation  Quality Bond    Growth      Resources    Allocation  Appreciation  Quality Bond
                          Portfolio    Portfolio     Portfolio     Portfolio    Portfolio    Portfolio     Portfolio     Portfolio
                          (Class 1)    (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 2)     (Class 2)     (Class 2)
                         -----------  ------------  ------------  -----------  -----------  -----------  ------------  ------------
Investment income:
 Dividends               $ 1,202,003  $   144,882    $ 1,145,745  $   215,976  $    67,020  $   416,204  $    14,918   $   591,334
                         -----------  -----------    -----------  -----------  -----------  -----------  -----------   -----------
  Total investment
   income                  1,202,003      144,882      1,145,745      215,976       67,020      416,204       14,918       591,334
                         -----------  -----------    -----------  -----------  -----------  -----------  -----------   -----------

Expenses:
 Mortality and expense
  risk charge               (551,055)    (697,095)      (417,493)    (341,842)    (180,279)    (200,429)    (131,787)     (225,275)
 Distribution expense
  charge                     (60,276)     (75,884)       (45,466)     (37,345)     (19,701)     (21,789)     (14,130)      (24,090)
                         -----------  -----------    -----------  -----------  -----------  -----------  -----------   -----------
  Total expenses            (611,331)    (772,979)      (462,959)    (379,187)    (199,980)    (222,218)    (145,917)     (249,365)
                         -----------  -----------    -----------  -----------  -----------  -----------  -----------   -----------

Net investment
 income (loss)               590,672     (628,097)       682,786     (163,211)    (132,960)     193,986     (130,999)      341,969
                         -----------  -----------    -----------  -----------  -----------  -----------  -----------   -----------

Net realized gains
(losses) from
securities transactions
 Proceeds from
  shares sold              6,354,322   12,171,969      6,343,286    6,166,485    3,786,648    2,130,023    2,879,898     2,927,089
 Cost of shares sold      (6,002,430)  (9,511,984)    (6,352,519)  (6,538,707)  (2,496,610)  (1,848,751)  (2,400,917)   (2,980,303)
                         -----------  -----------    -----------  -----------  -----------  -----------  -----------   -----------

Net realized
 gains (losses) from
 securities transactions:    351,892    2,659,985         (9,233)    (372,222)   1,290,038      281,272      478,981       (53,214)
Realized gain
 distributions                     0            0              0      906,844      635,261            0            0             0
                         -----------  -----------    -----------  -----------  -----------  -----------  -----------   -----------

Net realized
 gains (losses)              351,892    2,659,985         (9,233)     534,622    1,925,299      281,272      478,981       (53,214)
                         -----------  -----------    -----------  -----------  -----------  -----------  -----------   -----------

Net unrealized
 appreciation
 (depreciation) of
 investments:
 Beginning of period       2,298,547   12,705,355        (13,607)  (1,493,290)   3,151,653    1,809,653    1,972,786      (397,602)
 End of period             2,661,609   15,231,028       (372,431)    (605,027)   6,120,037    1,794,864    2,454,586      (537,166)
                         -----------  -----------    -----------  -----------  -----------  -----------  -----------   -----------

Change in net
 unrealized appreciation
 (depreciation) of
  investments                363,062    2,525,673       (358,824)     888,263    2,968,384      (14,789)     481,800      (139,564)
                         -----------  -----------    -----------  -----------  -----------  -----------  -----------   -----------

Increase (decrease)
 in net assets
 from operations         $ 1,305,626  $ 4,557,561    $   314,729  $ 1,259,674  $ 4,760,723  $   460,469  $   829,782   $   149,191
                         ===========  ===========    ===========  ===========  ===========  ===========  ===========   ===========

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                                                                                          Davis
                                        Natural      Aggressive    Alliance     Blue Chip      Cash       Corporate      Venture
                            Growth     Resources       Growth       Growth       Growth     Management      Bond          Value
                          Portfolio    Portfolio     Portfolio    Portfolio     Portfolio   Portfolio     Portfolio     Portfolio
                          (Class 2)    (Class 2)     (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)     (Class 1)
                         -----------  ------------  -----------  ------------  ----------  ------------  ------------  ------------
Investment income:
 Dividends               $    34,050  $     15,946  $         0  $    158,661  $   11,405  $    171,083  $    850,629  $    936,831
                         -----------  ------------  -----------  ------------  ----------  ------------  ------------  ------------
  Total investment
   income                     34,050        15,946            0       158,661      11,405       171,083       850,629       936,831
                         -----------  ------------  -----------  ------------  ----------  ------------  ------------  ------------

Expenses:
 Mortality and expense
  risk charge                (65,018)      (54,792)    (163,367)     (580,160)    (28,858)     (250,439)     (253,182)   (1,310,259)
 Distribution expense
  charge                      (6,951)       (5,910)     (17,871)      (63,444)     (3,048)      (27,318)      (27,558)     (143,184)
                         -----------  ------------  -----------  ------------  ----------  ------------  ------------  ------------
  Total expenses             (71,969)      (60,702)    (181,238)     (643,604)    (31,906)     (277,757)     (280,740)   (1,453,443)
                         -----------  ------------  -----------  ------------  ----------  ------------  ------------  ------------

Net investment
 income (loss)               (37,919)      (44,756)    (181,238)     (484,943)    (20,501)     (106,674)      569,889      (516,612)
                         -----------  ------------  -----------  ------------  ----------  ------------  ------------  ------------

Net realized
 gains (losses) from
 securities
 transactions:
 Proceeds from shares
  sold                     1,635,003       931,995    5,445,154    13,615,038     566,298    22,795,312     1,931,993    16,344,914
 Cost of shares sold      (1,406,960)     (655,415)  (4,097,178)  (17,290,288)   (514,162)  (22,665,736)   (1,866,336)  (14,399,027)
                         -----------  ------------  -----------  ------------  ----------  ------------  ------------  ------------

Net realized gains
 (losses) from
 securities transactions     228,043       276,580    1,347,976    (3,675,250)     52,136       129,576        65,657     1,945,887
Realized gain
 distributions               168,511       192,009            0             0           0             0             0             0
                         -----------  ------------  -----------  ------------  ----------  ------------  ------------  ------------

Net realized gains
 (losses)                    396,554       468,589    1,347,976    (3,675,250)     52,136       129,576        65,657     1,945,887
                         -----------  ------------  -----------  ------------  ----------  ------------  ------------  ------------

Net unrealized
 appreciation
 (depreciation)
 of investments:
 Beginning of period         871,788       779,691    3,243,036   (14,008,082)    225,226       (49,221)      767,022    10,190,969
 End of period               734,901     1,772,978    2,913,906    (4,355,327)    210,389       147,894       199,990    16,763,397
                         -----------  ------------  -----------  ------------  ----------  ------------  ------------  ------------

Change in net unrealized
 appreciation
 (depreciation) of
 investments                (136,887)      993,287     (329,130)    9,652,755     (14,837)      197,115      (567,032)    6,572,428
                         -----------  ------------  -----------  ------------  ----------  ------------  ------------  ------------

Increase (decrease) in
 net assets from
 operations              $   221,748  $  1,417,120  $   837,608  $  5,492,562  $   16,798  $    220,017  $     68,514  $  8,001,703
                         ===========  ============  ===========  ============  ==========  ============  ============  ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                       Federated                                Goldman
                          "Dogs" of     American     Global        Global        Sachs      Growth-        Growth       High-Yield
                         Wall Street    Leaders       Bond        Equities      Research    Income      Opportunities     Bond
                          Portfolio    Portfolio    Portfolio    Portfolio     Portfolio   Portfolio      Portfolio     Portfolio
                          (Class 1)    (Class 1)    (Class 1)     (Class 1)    (Class 1)   (Class 1)      (Class 1)     (Class 1)
                         -----------  -----------  -----------  ------------  ----------  ------------  ------------   ------------
Investment income:
 Dividends               $   135,501  $   240,299  $   178,620  $     23,422  $    4,090  $    284,181  $          0   $  1,434,133
                         -----------  -----------  -----------  ------------  ----------  ------------  ------------   ------------
  Total investment
   income                    135,501      240,299      178,620        23,422       4,090       284,181             0      1,434,133
                         -----------  -----------  -----------  ------------  ----------  ------------  ------------   ------------

Expenses:
 Mortality and expense
  risk charge                (77,878)    (221,583)     (74,738)     (124,682)    (13,095)     (716,422)      (10,738)      (215,612)
 Distribution expense
  charge                      (8,512)     (24,201)      (8,161)      (13,627)     (1,417)      (78,352)       (1,169)       (23,550)
                         -----------  -----------  -----------  ------------  ----------  ------------  ------------   ------------
  Total expenses             (86,390)    (245,784)     (82,899)     (138,309)    (14,512)     (794,774)      (11,907)      (239,162)
                         -----------  -----------  -----------  ------------  ----------  ------------  ------------   ------------

Net investment
 income (loss)                49,111       (5,485)      95,721      (114,887)    (10,422)     (510,593)      (11,907)     1,194,971
                         -----------  -----------  -----------  ------------  ----------  ------------  ------------   ------------

Net realized
 gains (losses) from
 securities
 transactions:
 Proceeds from shares
  sold                     2,402,303    4,702,950    1,149,052     3,160,417     604,792    14,552,529       407,535      9,070,745
 Cost of shares sold      (2,208,601)  (4,295,339)  (1,091,524)   (2,420,206)   (546,438)  (15,344,676)     (373,427)    (8,067,058)
                         -----------  -----------  -----------  ------------  ----------  ------------  ------------   ------------

Net realized gains
 (losses) from
 securities transactions     193,702      407,611       57,528       740,211      58,354      (792,147)       34,108      1,003,687
Realized gain
 distributions                11,205            0       30,314             0           0             0             0              0
                         -----------  -----------  -----------  ------------  ----------  ------------  ------------   ------------

Net realized gains
 (losses)                    204,907      407,611       87,842       740,211      58,354      (792,147)       34,108      1,003,687
                         -----------  -----------  -----------  ------------  ----------  ------------  ------------   ------------

Net unrealized
 appreciation
 (depreciation)
 of investments:
 Beginning of period         848,326    1,693,593      235,622     2,313,675     165,050    (2,708,526)       79,232      1,921,576
 End of period               313,963    1,711,564      209,431     2,801,314     122,479     1,066,795       104,490        886,496
                         -----------  -----------  -----------  ------------  ----------  ------------  ------------   ------------

Change in net unrealized
 appreciation
 (depreciation) of
 investments                (534,363)      17,971      (26,191)      487,639     (42,571)    3,775,321        25,258     (1,035,080)
                         -----------  -----------  -----------  ------------  ----------  ------------  ------------   ------------

Increase (decrease) in
 net assets from
 operations              $  (280,345) $   420,097  $   157,372  $  1,112,963  $    5,361  $  2,472,581  $     47,459   $  1,163,578
                         ===========  ===========  ===========  ============  ==========  ============  ============   ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                         International  International                   MFS             MFS        MFS        Putnam
                         Diversified     Growth and     Marsico    Massachussetts     Mid-Cap      Total      Growth:   SunAmerica
                           Equities       Income        Growth    Investors Trust     Growth      Return      Voyager    Balanced
                          Portfolio      Portfolio     Portfolio     Portfolio       Portfolio   Portfolio   Portfolio   Portfolio
                          (Class 1)      (Class 1)     (Class 1)     (Class 1)       (Class 1)   (Class 1)   (Class 1)   (Class 1)
                         -------------  -------------  ---------  ---------------   ----------  -----------  ---------  -----------
Investment income:
 Dividends                $   261,879    $    85,515   $       0   $    36,613      $        0  $   414,441  $   9,039  $   505,534
                          -----------    -----------   ---------   -----------      ----------  -----------  ---------  -----------
  Total investment
   income                     261,879         85,515           0        36,613               0      414,441      9,039      505,534
                          -----------    -----------   ---------   -----------      ----------  -----------  ---------  -----------

Expenses:
 Mortality and expense
  risk charge                (250,463)      (135,686)    (24,975)      (68,705)        (79,472)    (215,470)   (22,347)    (292,618)
 Distribution expense
  charge                      (27,421)       (14,828)     (2,735)       (7,472)         (8,639)     (23,276)    (2,418)     (32,006)
                          -----------    -----------   ---------   -----------      ----------  -----------  ---------  -----------
  Total expenses             (277,884)      (150,514)    (27,710)      (76,177)        (88,111)    (238,746)   (24,765)    (324,624)
                          -----------    -----------   ---------   -----------      ----------  -----------  ---------  -----------

Net investment
 income (loss)                (16,005)       (64,999)    (27,710)      (39,564)        (88,111)     175,695    (15,726)     180,910
                          -----------    -----------   ---------   -----------      ----------  -----------  ---------  -----------

Net realized
 gains (losses) from
 securities
 transactions:
 Proceeds from shares
  sold                      7,973,690      2,522,272     458,281     1,643,766       2,910,511      607,430    471,412    4,801,469
 Cost of shares sold       (6,468,275)   ( 2,175,290)   (413,364)   (1,425,346)     (2,314,032)    (583,085)  (429,100)  (5,466,990)
                          -----------    -----------   ---------   -----------      ----------  -----------  ---------  -----------

Net realized gains
 (losses) from
 securities transactions    1,505,415        346,982      44,917       218,420         596,479       24,345     42,312     (665,521)
Realized gain
 distributions                      0              0           0             0               0      900,312          0            0
                          -----------    -----------    --------   -----------      ----------  -----------  ---------  -----------

Net realized gains
 (losses)                   1,505,415        346,982      44,917       218,420         596,479      924,657     42,312     (665,521)
                          -----------    -----------   ---------   -----------      ----------  -----------  ---------  -----------

Net unrealized
 appreciation
 (depreciation)
 of investments:
 Beginning of period        4,252,691      1,444,168     166,539     1,276,866       1,821,398      772,034    186,511   (3,058,893)
 End of period              4,635,296      2,333,498     343,889     1,358,045       1,302,703      (23,446)   217,768   (2,558,044)
                          -----------    -----------   ---------   -----------      ----------  -----------  ---------  -----------

Change in net unrealized
 appreciation
 (depreciation) of
 investments                  382,605        889,330     177,350        81,179        (518,695)    (795,480)    31,257      500,849
                          -----------    -----------   ---------   -----------      ----------  -----------  ---------  -----------

Increase (decrease) in
 net assets from
 operations               $ 1,872,015  $   1,171,313   $ 194,557   $   260,035   $     (10,327) $   304,872  $  57,843  $    16,238
                          ===========  =============   =========   ===========   =============  ===========  =========  ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                          Telecom      Worldwide    Aggressive   Alliance   Blue Chip      Cash        Corporate
                            Technology    Utility     High Income     Growth      Growth     Growth      Management      Bond
                            Portfolio    Portfolio     Portfolio    Portfolio   Portfolio   Portfolio    Portfolio     Portfolio
                            (Class 1)    (Class 1)    (Class 1)     (Class 2)   (Class 2)   (Class 2)    (Class 2)     (Class 2)
                            ----------  -----------  ------------  ----------  -----------  ---------  -------------  ------------
Investment income:
 Dividends                  $        0  $   174,647   $  354,191   $        0  $    13,367  $   7,562   $    49,866   $   373,655
                            ----------  -----------   ----------   ----------  -----------  ---------   -----------   -----------
  Total investment
   income                            0      174,647      354,191            0       13,367      7,562        49,866       373,655
                            ----------  -----------   ----------   ----------  -----------  ---------   -----------   -----------

Expenses:
 Mortality and expense
  risk charge                  (15,774)     (58,901)     (60,160)     (12,398)     (76,436)   (25,414)      (73,866)     (120,027)
 Distribution expense
  charge                        (1,724)      (6,448)      (6,575)      (1,322)      (8,199)    (2,716)       (7,993)      (12,912)
                            ----------  -----------   ----------   ----------  -----------  ---------   -----------   -----------
  Total expenses               (17,498)     (65,349)     (66,735)     (13,720)     (84,635)   (28,130)      (81,859)     (132,939)
                            ----------  -----------   ----------   ----------  -----------  ---------   -----------   -----------

Net investment
 income (loss)                 (17,498)     109,298      287,456      (13,720)     (71,268)   (20,568)      (31,993)      240,716
                            ----------  -----------   ----------   ----------  -----------  ---------   -----------   -----------

Net realized
 gains (losses) from
 securities
 transactions:
 Proceeds from shares
  sold                         423,466    1,315,097      746,835      482,516    2,250,155    356,062    11,909,566     1,333,821
 Cost of shares sold          (367,600)  (1,481,656)    (754,529)    (403,414)  (1,988,996)  (328,239)  (11,855,417)   (1,291,016)
                            ----------  -----------   ----------   ----------  -----------  ---------   -----------   -----------

Net realized gains
 (losses) from
 securities transactions        55,866     (166,559)      (7,694)      79,102      261,159     27,823        54,149        42,805
Realized gain
 distributions                       0            0            0            0            0          0             0             0
                            ----------  -----------   ----------   ----------  -----------  ---------   -----------   -----------

Net realized gains
 (losses)                       55,866     (166,559)      (7,694)      79,102      261,159     27,823        54,149        42,805
                            ----------  -----------   ----------   ----------  -----------  ---------   -----------   -----------

Net unrealized
 appreciation
 (depreciation)
 of investments:
 Beginning of period           246,962     (716,326)     (95,392)     180,940      566,240    236,173        (5,609)      346,142
 End of period                 174,040     (456,580)    (124,245)     168,856    1,112,333    231,623        28,300        82,712
                            ----------  -----------   ----------   ----------  -----------  ---------   -----------   -----------

Change in net unrealized
 appreciation
 (depreciation) of
 investments                   (72,922)     259,746      (28,853)     (12,084)     546,093     (4,550)       33,909      (263,430)
                            ----------  -----------   ----------   ----------  -----------  ---------   -----------   -----------

Increase (decrease) in
 net assets from
 operations                 $  (34,554) $   202,485   $  250,909 $     53,298  $   735,984  $   2,705   $    56,065   $    20,091
                            ==========  ===========   ========== ============  ===========  =========   ===========   ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                             Davis       "Dogs" of       Federated     Global     Global   Goldman Sachs    Growth-      Growth
                         Venture Value  Wall Street American Leaders    Bond     Equities    Research       Income    Opportunities
                           Portfolio      Portfolio      Portfolio    Portfolio  Portfolio   Portfolio     Portfolio    Portfolio
                           (Class 2)     (Class 2)      (Class 2)    (Class 2)  (Class 2)    (Class 2)    (Class 2)     (Class 2)
                         -------------  ----------- ---------------- ---------  ---------  ------------- -----------  -------------
Investment income:
 Dividends                $   162,202   $   54,494   $    36,941     $  63,171  $   1,357  $    1,565    $    25,516    $       0
                          -----------   ----------   -----------     ---------  ---------  ----------    -----------    ---------
  Total investment
   income                     162,202       54,494        36,941        63,171      1,357       1,565         25,516            0
                          -----------   ----------   -----------     ---------  ---------  ----------    -----------    ---------

Expenses:
 Mortality and expense
  risk charge                (268,408)     (33,497)      (41,283)      (29,043)   (13,023)     (7,303)       (85,514)      (9,730)
 Distribution expense
  charge                      (28,859)      (3,609)       (4,353)       (3,139)    (1,419)       (783)        (9,197)      (1,026)
                          -----------   ----------   -----------     ---------  ---------  ----------    -----------    ---------
  Total expenses             (297,267)     (37,106)      (45,636)      (32,182)   (14,442)     (8,086)       (94,711)     (10,756)
                          -----------   ----------   -----------     ---------  ---------  ----------    -----------    ---------

Net investment
 income (loss)               (135,065)      17,388        (8,695)       30,989    (13,085)     (6,521)       (69,195)     (10,756)
                          -----------   ----------   -----------     ---------  ---------  ----------    -----------    ---------

Net realized
 gains (losses) from
 securities
 transactions:
 Proceeds from shares
  sold                      3,837,524      569,890     1,147,227       400,012    181,137     319,669      1,558,003      250,393
 Cost of shares sold       (2,986,788)    (517,313)     (960,669)     (381,937)  (153,990)   (288,003)    (1,335,267)    (223,807)
                          -----------   ----------   -----------     ---------  ---------  ----------    -----------    ---------

Net realized gains
 (losses) from
 securities transactions      850,736       52,577       186,558        18,075     27,147      31,666        222,736       26,586
Realized gain
 distributions                      0        4,790             0        11,224          0           0              0            0
                          -----------   ----------   -----------     ---------  ---------  ----------    -----------    ---------

Net realized gains
 (losses)                     850,736       57,367       186,558        29,299     27,147      31,666        222,736       26,586
                          -----------   ----------   -----------     ---------  ---------  ----------    -----------    ---------

Net unrealized
 appreciation
 (depreciation)
 of investments:
 Beginning of period        4,353,538      403,117       549,896        79,213    142,413      93,695      1,036,215       87,595
 End of period              5,219,939      211,515       445,895        77,705    250,762      68,686      1,175,170      102,737
                          -----------   ----------   -----------     ---------  ---------  ----------    -----------    ---------

Change in net unrealized
 appreciation
 (depreciation) of
 investments                  866,401     (191,602)     (104,001)       (1,508)   108,349     (25,009)       138,955       15,142
                          -----------   ----------   -----------     ---------  ---------  ----------    -----------    ---------

Increase (decrease) in
 net assets from
 operations               $ 1,582,072   $ (116,847)  $    73,862     $  58,780  $ 122,411  $      136    $   292,496    $  30,972
                          ===========   ==========   ===========     =========  =========  ==========    ===========    =========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                      International  International        MFS                    Putnam
                          High-Yield   Diversified      Growth       Massachussetts MFS Mid-Cap  Growth:   SunAmerica
                            Bond         Equities     and Income    Investors Trust   Growth     Voyager    Balanced   Technology
                          Portfolio     Portfolio      Portfolio       Portfolio     Portfolio  Portfolio   Portfolio  Portfolio
                          (Class 2)     (Class 2)      (Class 2)       (Class 2)    (Class 2)   (Class 2)   (Class 2)  (Class 2)
                         -----------  -------------  -------------  --------------- ----------- ---------  ----------  ----------
Investment income:
 Dividends               $   385,281   $    38,315    $   26,009      $    17,111   $        0  $   1,352  $  107,492   $       0
                         -----------   -----------    ----------      -----------   ----------  ---------  ----------   ---------
  Total investment
   income                    385,281        38,315        26,009           17,111            0      1,352     107,492           0
                         -----------   -----------    ----------      -----------   ----------  ---------  ----------   ---------

Expenses:
 Mortality and expense
  risk charge                (63,798)      (40,823)      (49,115)         (41,503)     (45,729)    (4,927)    (66,815)     (6,138)
 Distribution expense
  charge                      (6,896)       (4,402)       (5,323)          (4,461)      (4,900)      (518)     (7,246)       (651)
                         -----------   -----------    ----------      -----------   ----------  ---------  ----------   ---------
  Total expenses             (70,694)      (45,225)      (54,438)         (45,964)     (50,629)    (5,445)    (74,061)     (6,789)
                         -----------   -----------    ----------      -----------   ----------  ---------  ----------   ---------

Net investment
 income (loss)               314,587        (6,910)      (28,429)         (28,853)     (50,629)    (4,093)     33,431      (6,789)
                         -----------   -----------    ----------      -----------   ----------  ---------  ----------   ---------

Net realized
 gains (losses) from
 securities
 transactions:
 Proceeds from shares
  sold                     3,833,734     1,365,398       622,413        1,174,494      841,852    251,355   1,037,648     188,015
 Cost of shares sold      (3,470,415)   (1,197,329)     (463,682)        (968,708)    (771,053)  (233,697)   (985,904)   (183,981)
                         -----------   -----------    ----------      -----------   ----------  ---------  ----------   ---------

Net realized gains
 (losses) from
 securities transactions     363,319       168,069       158,731          205,786       70,799     17,658      51,744       4,034
Realized gain
 distributions                     0             0             0                0            0          0           0           0
                         -----------   -----------    ----------      -----------   ----------  ---------  ----------   ---------

Net realized gains
 (losses)                    363,319       168,069       158,731          205,786       70,799     17,658      51,744       4,034
                         -----------   -----------    ----------      -----------   ----------  ---------  ----------   ---------

Net unrealized
 appreciation
 (depreciation)
 of investments:
 Beginning of period         474,048       375,852       869,770          543,618      465,782     44,716     337,699      32,910
 End of period               148,893       544,938     1,169,099          523,887      464,596     36,935     250,620      23,007
                         -----------   -----------    ----------      -----------   ----------  ---------  ----------   ---------

Change in net unrealized
 appreciation
 (depreciation) of
 investments                (325,155)      169,086       299,329          (19,731)      (1,186)    (7,781)    (87,079)     (9,903)
                         -----------   -----------    ----------      -----------   ----------  ---------  ----------   ---------

Increase (decrease) in
 net assets from
 operations              $   352,751   $   330,245    $  429,631      $   157,202   $   18,984  $   5,784  $   (1,904)  $ (12,658)
                         ===========   ===========    ==========      ===========   ==========  =========  ==========   =========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                          Telecom    Worldwide     Foreign      Marsico     MFS Total   Small & Mid                Emerging
                          Utility   High Income     Value       Growth       Return      Cap Value     Comstock     Growth
                         Portfolio   Portfolio    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio   Portfolio
                         (Class 2)   (Class 2)    (Class 3)    (Class 3)    (Class 3)    (Class 3)    (Class II)  (Class II)
                         ---------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Investment income:
 Dividends               $  40,493  $    58,121  $         0  $         0  $    81,729  $         0  $   124,009  $       208
                         ---------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Total investment
   income                   40,493       58,121            0            0       81,729            0      124,009          208
                         ---------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

Expenses:
 Mortality and expense
  risk charge              (15,723)     (10,019)    (130,343)     (18,626)     (55,620)    (162,858)    (223,784)     (21,089)
 Distribution expense
  charge                    (1,703)      (1,073)     (14,157)      (1,978)      (5,946)     (17,717)     (24,121)      (2,263)
                         ---------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Total expenses           (17,426)     (11,092)    (144,500)     (20,604)     (61,566)    (180,575)    (247,905)     (23,352)
                         ---------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

Net investment
 income (loss)              23,067       47,029     (144,500)     (20,604)      20,163     (180,575)    (123,896)     (23,144)
                         ---------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

Net realized
 gains (losses) from
 securities
 transactions:
 Proceeds from shares
  sold                     688,908      122,804    1,652,351      328,220      294,455    2,170,196    1,375,659      911,960
 Cost of shares sold      (641,887)    (118,335)  (1,558,417)    (295,963)    (279,929)  (2,153,425)  (1,273,609)    (789,143)
                         ---------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

Net realized gains
 (losses) from
 securities transactions    47,021        4,469       93,934       32,257       14,526       16,771      102,050      122,817
Realized gain
 distributions                   0            0       15,993            0      198,730       46,532      429,401            0
                         ---------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

Net realized gains
 (losses)                   47,021        4,469      109,927       32,257      213,256       63,303      531,451      122,817
                         ---------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

Net unrealized
 appreciation
 (depreciation)
 of investments:
 Beginning of period        51,621       27,047      474,917      122,633      272,352      311,715    1,361,166      234,677
 End of period              39,808       13,834    1,366,128      241,562       95,829      905,410    1,573,389      212,427
                         ---------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

Change in net unrealized
 appreciation
 (depreciation) of
 investments               (11,813)     (13,213)     891,211      118,929     (176,523)     593,695      212,223      (22,250)
                         ---------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

Increase (decrease) in
 net assets from
 operations              $  58,275  $    38,285  $   856,638  $   130,582  $    56,896  $   476,423  $   619,778  $    77,423
                         =========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                            Growth and     Global                   Growth-      Growth
                                                              Income       Growth      Growth      Income      and Income
                                                             Portfolio      Fund        Fund         Fund       Portfolio
                                                            (Class II)    (Class 2)   (Class 2)    (Class 2)    (Class VC)
                                                           -----------  -----------  -----------  -----------  -----------
Investment income:
      Dividends                                            $    71,309  $   120,860  $   206,791  $   698,173  $   175,930
                                                           -----------  -----------  -----------  -----------  -----------
         Total investment income                                71,309      120,860      206,791      698,173      175,930
                                                           -----------  -----------  -----------  -----------  -----------

Expenses:
      Mortality and expense risk charge                       (140,655)    (256,186)    (357,933)    (622,778)    (192,222)
      Distribution expense charge                              (15,295)     (27,820)     (38,739)     (67,522)     (20,881)
                                                           -----------  -----------  -----------  -----------  -----------
         Total expenses                                       (155,950)    (284,006)    (396,672)    (690,300)    (213,103)
                                                           -----------  -----------  -----------  -----------  -----------

Net investment income (loss)                                   (84,641)    (163,146)    (189,881)       7,873      (37,173)
                                                           -----------  -----------  -----------  -----------  -----------

Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                              1,107,629    1,402,817    2,379,045    3,061,375    1,578,775
      Cost of shares sold                                     (985,225)  (1,286,501)  (2,125,357)  (2,874,731)  (1,525,271)
                                                           -----------  -----------  -----------  -----------  -----------

Net realized gains (losses) from securities transactions       122,404      116,316      253,688      186,644       53,504
Realized gain distributions                                    201,360            0            0      179,066    1,074,899
                                                           -----------  -----------  -----------  -----------  -----------

Net realized gains (losses)                                    323,764      116,316      253,688      365,710    1,128,403
                                                           -----------  -----------  -----------  -----------  -----------

Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                      842,157    1,062,489    2,092,829    2,809,035      818,691
      End of period                                          1,462,067    3,729,594    5,934,421    4,704,240      148,072
                                                           -----------  -----------  -----------  -----------  -----------

Change in net unrealized appreciation
     (depreciation) of investments                             619,910    2,667,105    3,841,592    1,895,205     (670,619)
                                                           -----------  -----------  -----------  -----------  -----------

Increase (decrease) in net assets from operations          $   859,033  $ 2,620,275  $ 3,905,399  $ 2,268,788  $   420,611
                                                           ===========  ===========  ===========  ===========  ===========

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005


                                                  Government                                                            Government
                        Asset        Capital         and                       Natural        Asset         Capital        and
                      Allocation   Appreciation  Quality Bond    Growth       Resources     Allocation   Appreciation  Quality Bond
                      Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                      (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 2)      (Class 2)     (Class 2)
                     ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS:
From operations:
    Net investment
     income (loss)   $    590,672  $   (628,097) $    682,786  $   (163,211) $   (132,960) $    193,986  $   (130,999) $    341,969
    Net realized
     gains (losses)       351,892     2,659,985        (9,233)      534,622     1,925,299       281,272       478,981       (53,214)
    Change in net
      unrealized
      appreciation
      (depreciation)
      of investments      363,062     2,525,673      (358,824)      888,263     2,968,384       (14,789)      481,800      (139,564)
                     ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
      Increase
        (decrease)
        in net
        assets from
        operations      1,305,626     4,557,561       314,729     1,259,674     4,760,723       460,469       829,782       149,191
                     ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
From capital
 transactions:
    Net proceeds
     from units sold    1,730,012     3,711,880     1,961,715       584,464       455,746       120,684       307,154       686,231
    Cost of units
     redeemed          (5,013,181)   (8,319,063)   (4,719,327)   (3,329,489)   (1,822,501)   (1,135,995)   (1,329,703)   (2,142,374)
    Annuity benefit
     payments             (87,031)      (76,727)      (55,457)      (34,710)      (10,040)            0             0             0
    Net transfers         (45,151)   (3,351,177)       35,562    (1,601,552)    1,536,416       429,426      (480,174)      559,037
                     ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
      Increase
       (decrease)
       in net
       assets from
       capital
       transactions    (3,415,351)   (8,035,087)   (2,777,507)   (4,381,287)      159,621      (585,885)   (1,502,723)     (897,106)
                     ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease)
 in net assets         (2,109,725)   (3,477,526)   (2,462,778)   (3,121,613)    4,920,344      (125,416)     (672,941)     (747,915)
Net assets at
 beginning
 of period             41,559,410    55,448,241    31,800,648    26,796,316    10,649,075    14,632,435    10,263,477    16,527,943
                     ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net assets at end of
 period              $ 39,449,685  $ 51,970,715  $ 29,337,870  $ 23,674,703  $ 15,569,419  $ 14,507,019  $  9,590,536  $ 15,780,028
                     ============  ============  ============  ============  ============  ============  ============  ============
ANALYSIS OF INCREASE
 (DECREASE) IN UNITS
 OUTSTANDING:
Contracts With Total
 Expenses of 1.52%:
    Units sold             75,602        96,948       113,153        19,804         9,952         5,285         8,212        40,606
    Units redeemed       (226,272)     (229,992)     (276,762)     (114,031)      (56,784)      (46,562)      (31,390)     (107,322)
    Units
     transferred             (139)      (93,848)         (419)      (53,355)       48,548        19,162        (8,519)        8,775
                     ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease)
 in units
 outstanding             (150,809)     (226,892)     (164,028)     (147,582)        1,716       (22,115)      (31,697)      (57,941)
Beginning units         1,851,557     1,490,686     1,822,095       907,773       387,002       632,174       250,087       867,319
                     ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Ending units            1,700,748     1,263,794     1,658,067       760,191       388,718       610,059       218,390       809,378
                     ============  ============  ============  ============  ============  ============  ============  ============
Contracts With Total
 Expenses of 1.77%:
    Units sold              1,415         3,247         1,918           200         3,490            85           135           225
    Units redeemed         (1,335)       (2,542)       (2,862)         (590)           (3)       (4,484)       (5,779)      (19,164)
    Units
     transferred           (1,674)         (280)        1,351        (1,548)        1,045           440        (5,150)       24,228
                     ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease)
 in units
 outstanding               (1,594)          425           407        (1,938)        4,532        (3,959)      (10,794)        5,289
Beginning units             9,923        45,479        52,262        11,838         1,573        26,624        35,329       112,269
                     ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Ending units                8,329        45,904        52,669         9,900         6,105        22,665        24,535       117,558
                     ============  ============  ============  ============  ============  ============  ============  ============

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                  (continued)

                                                                                                                          Davis
                                      Natural     Aggressive     Alliance      Blue Chip       Cash       Corporate      Venture
                         Growth      Resources      Growth        Growth        Growth      Management       Bond         Value
                        Portfolio    Portfolio     Portfolio     Portfolio     Portfolio    Portfolio     Portfolio     Portfolio
                        (Class 2)    (Class 2)     (Class 1)     (Class 1)     (Class 1)    (Class 1)      (Class 1)    (Class 1)
                       -----------  -----------  ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS:
From operations:
    Net investment
     income (loss)     $   (37,919) $   (44,756) $   (181,238) $   (484,943) $    (20,501) $   (106,674) $    569,889  $   (516,612)
Net realized
     gains (losses)        396,554      468,589     1,347,976    (3,675,250)       52,136       129,576        65,657     1,945,887
    Change in net
     unrealized
     appreciation
     (depreciation)
     of
     investments          (136,887)     993,287      (329,130)    9,652,755       (14,837)      197,115      (567,032)    6,572,428
                       -----------  -----------  ------------  ------------  ------------  ------------  ------------  ------------
        Increase
         (decrease)
         in net assets
         from
         operations        221,748    1,417,120       837,608     5,492,562        16,798       220,017        68,514     8,001,703
                       -----------  -----------  ------------  ------------  ------------  ------------  ------------  ------------
From capital
 transactions:
    Net proceeds from
     units sold            137,829       58,780        59,572       305,720       122,032     3,246,846     2,601,179     3,207,791
    Cost of units
     redeemed             (617,727)    (349,473)   (1,623,403)   (6,311,079)     (189,867)   (9,379,891)   (2,333,290)  (13,637,350)
    Annuity benefit
     payments                    0            0        (9,856)      (63,105)            0       (47,282)      (31,734)     (108,064)
    Net transfers         (239,154)     466,448    (1,301,323)   (4,572,479)     (146,991)    3,474,317       667,708    (1,667,731)
                       -----------  -----------  ------------  ------------  ------------  ------------  ------------  ------------
        Increase
         (decrease)
         in net assets
         from capital
         transactions     (719,052)     175,755    (2,875,010)  (10,640,943)     (214,826)   (2,706,010)      903,863   (12,205,354)
                       -----------  -----------  ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease)
 in net assets            (497,304)   1,592,875    (2,037,402)   (5,148,381)     (198,028)   (2,485,993)      972,377    (4,203,651)
Net assets at
 beginning of period     4,932,972    3,127,327    13,592,414    47,943,832     2,211,082    16,240,073    18,199,364    99,875,452
                       -----------  -----------  ------------  ------------  ------------  ------------  ------------  ------------
Net assets at end of
 period                $ 4,435,668  $ 4,720,202  $ 11,555,012  $ 42,795,451  $  2,013,054  $ 13,754,080  $ 19,171,741  $ 95,671,801
                       ===========  ===========  ============  ============  ============  ============  ============  ============
ANALYSIS OF INCREASE
(DECREASE) IN UNITS
    OUTSTANDING:

Contracts With Total
 Expenses of 1.52%:
    Units sold               3,572        1,673         3,725         9,709        12,478       249,174       147,878        94,362
    Units redeemed         (16,924)      (9,155)     (106,012)     (216,651)      (31,854)     (701,677)     (136,705)     (424,655)
    Units transferred       (6,123)      11,080       (88,247)     (156,571)      (30,499)      283,797        38,486       (51,994)
                       -----------  -----------  ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease)
 in units outstanding      (19,475)       3,598      (190,534)     (363,513)      (49,875)     (168,706)       49,659      (382,287)
Beginning units            146,540      104,211       918,204     1,635,976       307,355     1,216,652     1,028,350     3,134,711
                       -----------  -----------  ------------  ------------  ------------  ------------  ------------  ------------
Ending units               127,065      107,809       727,670     1,272,463       257,480     1,047,946     1,078,009     2,752,424
                       ===========  ===========  ============  ============  ============  ============  ============  ============
Contracts With Total
 Expenses of 1.77%:
    Units sold               1,077            0             0             0         8,746         2,809         3,985         1,821
    Units redeemed          (4,117)      (1,536)         (264)         (494)         (630)      (28,164)       (1,340)         (652)
    Units transferred       (2,366)       3,757           538        (3,466)        5,738       (13,058)          336          (962)
                       -----------  -----------  ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in
 units outstanding          (5,406)       2,221           274        (3,960)       13,854       (38,413)        2,981           207
Beginning units             23,529       10,339         4,507        12,714        62,032        49,074        32,972        31,429
                       -----------  -----------  ------------  ------------  ------------  ------------  ------------  ------------
Ending units                18,123       12,560         4,781         8,754        75,886        10,661        35,953        31,636
                       ===========  ===========  ============  ============  ============  ============  ============  ============

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                    Federated                                 Goldman
                      "Dogs" of     American        Global        Global       Sachs         Growth-       Growth       High-Yield
                      Wall Street    Leaders         Bond        Equities     Research       Income      Opportunities     Bond
                      Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                      (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)      (Class 1)     (Class 1)
                     ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS:
From operations:
     Net investment
      income (loss)  $     49,111  $     (5,485) $     95,721  $   (114,887) $    (10,422) $   (510,593) $    (11,907) $  1,194,971
     Net realized
      gains (losses)      204,907       407,611        87,842       740,211        58,354      (792,147)       34,108     1,003,687
     Change in net
      unrealized
      appreciation
      (depreciation)
      of investments     (534,363)       17,971       (26,191)      487,639       (42,571)    3,775,321        25,258    (1,035,080)
                     ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
      Increase
        (decrease)
        in net
        assets
        from
        operations       (280,345)      420,097       157,372     1,112,963         5,361     2,472,581        47,459     1,163,578
                     ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
From capital
 transactions:
     Net proceeds
      from units
      sold                202,752       454,371       785,101        62,918        90,768       761,050        23,973     1,106,681
     Cost of units
      redeemed           (772,124)   (2,460,698)     (851,915)   (1,802,243)      (87,110)   (7,425,560)      (75,315)   (1,733,316)
     Annuity
      benefit
      payments             (6,825)      (24,899)       (2,803)      (12,424)          (59)      (95,943)      (55,736)      (19,386)
     Net transfers       (761,891)   (1,619,023)      532,341      (905,638)     (458,427)   (5,730,234)      141,779    (1,313,031)
                     ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
      Increase
        (decrease)
        in net
        assets
        from
        capital
        transactions   (1,338,088)   (3,650,249)      462,724    (2,657,387)     (454,828)  (12,490,687)       34,701    (1,959,052)
                     ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease)
 in net assets         (1,618,433)   (3,230,152)      620,096    (1,544,424)     (449,467)  (10,018,106)       82,160      (795,474)
Net assets at
 beginning of period    6,490,904    17,949,823     5,119,933    10,430,635     1,383,247    59,506,544       817,097    18,293,900
                     ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net assets at end
 of period           $  4,872,471  $ 14,719,671  $  5,740,029  $  8,886,211  $    933,780  $ 49,488,438  $    899,257  $ 17,498,426
                     ============  ============  ============  ============  ============  ============  ============  ============
ANALYSIS OF
 INCREASE (DECREASE)
 IN UNITS
 OUTSTANDING:
Contracts With
 Total Expenses of
 1.52%:
     Units sold            18,594        24,483        43,690         3,499        13,466        27,163         4,297        58,598
     Units redeemed       (71,138)     (141,246)      (46,100)     (103,733)      (12,755)     (269,847)      (27,384)      (97,608)
     Units
      transferred         (64,134)      (89,821)       27,479       (52,556)      (71,349)     (202,733)       27,487       (72,825)
                     ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease)
 in units outstanding    (116,678)     (206,584)       25,069      (152,790)      (70,638)     (445,417)        4,400      (111,835)
Beginning units           561,071     1,006,014       297,473       598,465       192,318     2,087,895       167,203     1,038,865
                     ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Ending units              444,393       799,430       322,542       445,675       121,680     1,642,478       171,603       927,030
                     ============  ============  ============  ============  ============  ============  ============  ============
Contracts With
 Total Expenses of
 1.77%:
     Units sold                 0         1,124         1,396             0             0            52           733         2,775
     Units redeemed           (78)            0        (2,943)          (54)            0          (338)            0          (896)
     Units
      transferred          (6,682)       (3,127)        2,971           173         3,584          (109)        1,442        (3,509)
                     ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease)
 in units
 outstanding               (6,760)       (2,003)        1,424           119         3,584          (395)        2,175        (1,630)
Beginning units             9,151        13,833         2,174         5,046         6,064        11,836         3,574        12,709
                     ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Ending units                2,391        11,830         3,598         5,165         9,648        11,441         5,749        11,079
                     ============  ============  ============  ============  ============  ============  ============  ============

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                                     MFS
                       International  International              Massachusetts     MFS                      Putnam
                        Diversified    Growth and     Marsico     Investors      Mid-Cap        MFS         Growth:     SunAmerica
                         Equities        Income        Growth      Trust         Growth     Total Return    Voyager      Balanced
                         Portfolio      Portfolio    Portfolio    Portfolio     Portfolio    Portfolio     Portfolio    Portfolio
                         (Class 1)      (Class 1)    (Class 1)    (Class 1)     (Class 1)    (Class 1)     (Class 1)    (Class 1)
                       -------------  -------------  ----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
 NET ASSETS:
From operations:
    Net investment
     income (loss)     $     (16,005) $     (64,999) $  (27,710) $    (39,564) $   (88,111) $    175,695  $   (15,726) $    180,910
    Net realized gains
     (losses)              1,505,415        346,982      44,917       218,420      596,479       924,657       42,312      (665,521)
    Change in net
     unrealized
     appreciation
     (depreciation)
     of investments          382,605        889,330     177,350        81,179     (518,695)     (795,480)      31,257       500,849
                       -------------  -------------  ----------  ------------  -----------  ------------  -----------  ------------
      Increase
       (decrease)
       in net
       assets from
       operations          1,872,015      1,171,313     194,557       260,035      (10,327)      304,872       57,843        16,238
                       -------------  -------------  ----------  ------------  -----------  ------------  -----------  ------------
From capital
 transactions:
    Net proceeds from
     units sold              448,593        383,756      49,562        43,145      203,892     8,502,518       59,868       785,276
    Cost of units
     redeemed             (5,227,432)      (761,077)   (273,612)     (705,715)    (854,636)   (1,648,630)    (243,368)   (3,208,666)
    Annuity benefit
     payments                (46,344)             0           0          (445)     (77,142)            0            0       (25,033)
    Net transfers         (1,102,000)      (244,894)  1,174,854      (573,392)    (955,599)    5,700,155     (160,781)   (1,461,662)
                       -------------  -------------  ----------  ------------  -----------  ------------  -----------  ------------
        Increase
         (decrease)
         in net
         assets from
         capital
         transactions     (5,927,183)      (622,215)    950,804    (1,236,407)  (1,683,485)   12,554,043     (344,281)   (3,910,085)
                       -------------  -------------  ----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in
 net assets               (4,055,168)       549,098   1,145,361      (976,372)  (1,693,812)   12,858,915     (286,438)   (3,893,847)
Net assets at
 beginning of period      21,579,726      9,962,436   1,322,963     5,666,811    7,137,248     9,624,359    1,831,283    23,966,709
                       -------------  -------------  ----------  ------------  -----------  ------------  -----------  ------------
Net assets at end of
 period                $  17,524,558  $  10,511,534  $2,468,324  $  4,690,439  $ 5,443,436  $ 22,483,274  $ 1,544,845  $ 20,072,862
                       =============  =============  ==========  ============  ===========  ============  ===========  ============
ANALYSIS OF INCREASE
 (DECREASE)
 IN UNITS
 OUTSTANDING:

Contracts With Total
 Expenses of 1.52%:
    Units sold                41,321         26,631       4,374         1,878       18,742       309,161        3,282        52,679
    Units redeemed          (495,440)       (55,293)    (25,436)      (34,989)     (91,460)      (63,366)     (14,107)     (218,353)
    Units transferred       (101,963)       (13,463)    110,932       (26,565)     (82,930)      215,546       (9,313)      (98,770)
                       -------------  -------------  ----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in
 units outstanding          (556,082)       (42,125)     89,870       (59,676)    (155,648)      461,341      (20,138)     (264,444)
Beginning units            2,018,801        730,761     126,389       274,390      642,027       354,737       98,773     1,593,062
                       -------------  -------------  ----------  ------------  -----------  ------------  -----------  ------------
Ending units               1,462,719        688,636     216,259       214,714      486,379       816,078       78,635     1,328,618
                       =============  =============  ==========  ============  ===========  ============  ===========  ============
Contracts With Total
Expenses of 1.77%:
    Units sold                   155            749           0           239          722        29,352           52             0
    Units redeemed               (46)          (112)          0          (366)        (424)       (2,264)        (107)            0
    Units transferred            (27)        (5,007)          0        (2,935)     (12,665)       11,241           33          (545)
                       -------------  -------------  ----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in
 units outstanding                82         (4,370)          0        (3,062)     (12,367)       38,329          (22)         (545)
Beginning units                  726         11,126           0        11,007       31,195        28,996        6,094         8,614
                       -------------  -------------  ----------  ------------  -----------  ------------  -----------  ------------
Ending units                     808          6,756           0         7,945       18,828        67,325        6,072         8,069
                       =============  =============  ==========  ============  ===========  ============  ===========  ============

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                            Telecom     Worldwide    Aggressive   Alliance     Blue Chip      Cash       Corporate
                             Technology     Utility    High Income     Growth      Growth       Growth      Management     Bond
                              Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                             (Class 1)     (Class 1)    (Class 1)    (Class 2)    (Class 2)    (Class 2)    (Class 2)    (Class 2)
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS:
From operations:
    Net investment income
     (loss)                  $   (17,498) $   109,298  $   287,456  $   (13,720) $   (71,268) $   (20,568) $   (31,993) $   240,716
    Net realized gains
     (losses)                     55,866     (166,559)      (7,694)      79,102      261,159       27,823       54,149       42,805
    Change in net unrealized
     appreciation
     (depreciation) of
     investments                 (72,922)     259,746      (28,853)     (12,084)     546,093       (4,550)      33,909     (263,430)
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
        Increase (decrease)
         in net assets from
         operations              (34,554)     202,485      250,909       53,298      735,984        2,705       56,065       20,091
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
From capital transactions:
    Net proceeds from units
     sold                         57,769       14,317      672,546      708,555       83,144        4,897      987,442      359,145
    Cost of units redeemed      (153,757)    (498,828)    (585,661)    (218,230)  (1,002,375)    (236,108)  (3,774,497)    (850,111)
    Annuity benefit payments     (66,934)      (8,492)      (1,887)           0            0            0            0            0
    Net transfers                274,663     (491,117)     194,685      (13,236)    (259,756)     (57,667)   1,906,698        8,599
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
        Increase (decrease)
         in net assets from
         capital
         transactions            111,741     (984,120)     279,683      477,089   (1,178,987)    (288,878)    (880,357)    (482,367)
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
 assets                           77,187     (781,635)     530,592      530,387     (443,003)    (286,173)    (824,292)    (462,276)
Net assets at beginning of
 period                        1,279,431    4,724,402    4,253,867      964,497    5,868,617    2,031,020    4,711,291    8,908,234
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net assets at end of period  $ 1,356,618  $ 3,942,767  $ 4,784,459  $ 1,494,884  $ 5,425,614  $ 1,744,847  $ 3,886,999  $ 8,445,958
                             ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE
(DECREASE) IN UNITS
 OUTSTANDING:

Contracts With Total
 Expenses of 1.52%:
    Units sold                    23,881        1,247       32,899       45,191        2,334          844       72,355       20,510
    Units redeemed               (95,754)     (42,800)     (30,451)     (10,104)     (23,248)     (26,201)    (260,824)     (47,931)
    Units transferred            112,981      (41,597)       9,288       (1,358)      (4,042)     (10,475)     121,892        4,137
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in units
 outstanding                      41,108      (83,150)      11,736       33,729      (24,956)     (35,832)     (66,577)     (23,284)
Beginning units                  516,107      406,395      226,068       55,327      175,154      289,679      350,330      469,027
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Ending units                     557,215      323,245      237,804       89,056      150,198      253,847      283,753      445,743
                             ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========
Contracts With Total
 Expenses of 1.77%:
    Units sold                         0            0        2,468            0          437            0        4,567          625
    Units redeemed                  (134)          (4)        (141)      (4,142)     (10,601)     (14,815)     (33,842)      (1,834)
    Units transferred                109            1          514           (2)      (4,482)         309       28,175       (3,603)
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in units
 outstanding                         (25)          (3)       2,841       (4,144)     (14,646)     (14,506)      (1,100)      (4,812)
Beginning units                    5,093          234          751       10,626       28,816       50,389       18,584       53,110
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Ending units                       5,068          231        3,592        6,482       14,170       35,883       17,484       48,298
                             ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)


                                                     Federated                           Goldman
                              Davis      "Dogs" of    American     Global      Global     Sachs     Growth-      Growth
                          Venture Value Wall Street   Leaders       Bond      Equities   Research   Income    Opportunities
                            Portfolio    Portfolio   Portfolio   Portfolio   Portfolio  Portfolio  Portfolio    Portfolio
                            (Class 2)    (Class 2)   (Class 2)   (Class 2)   (Class 2)  (Class 2)  (Class 2)    (Class 2)
                         -------------  ----------  ----------  ----------  ----------  ---------  ----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS:
From operations:
    Net investment
     income (loss)       $    (135,065) $   17,388  $   (8,695)   $ 30,989   $ (13,085) $  (6,521) $  (69,195) $    (10,756)
    Net realized gains
     (losses)                  850,736      57,367     186,558      29,299      27,147     31,666     222,736        26,586
    Change in net
     unrealized
     appreciation
     (depreciation)
     of investments            866,401    (191,602)   (104,001)     (1,508)    108,349    (25,009)    138,955        15,142
                         -------------  ----------  ----------  ----------  ----------  ---------  ----------  ------------
     Increase
      (decrease) in net
      assets from
      operations             1,582,072    (116,847)     73,862      58,780     122,411        136     292,496        30,972
                         -------------  ----------  ----------  ----------  ----------  ---------  ----------  ------------

From capital
  transactions:
    Net proceeds from
     units sold                595,092      50,207     262,025      42,329      14,877        900     126,793         1,774
    Cost of units
     redeemed               (2,399,907)   (238,249)   (641,312)   (140,670)    (96,392)  (133,974)   (987,672)     (168,453)
    Annuity benefit
     payments                        0           0           0           0           0          0           0             0
    Net transfers             (478,606)   (177,776)   (302,189)     19,915      44,830   (163,436)   (377,271)      (28,998)
                         -------------  ----------  ----------  ----------  ----------  ---------  ----------  ------------
     Increase
     (decrease) in net
     assets from capital
     transactions           (2,283,421)   (365,818)   (681,476)    (78,426)    (36,685)  (296,510) (1,238,150)     (195,677)
                         -------------  ----------  ----------  ----------  ----------  ---------  ----------  ------------

Increase (decrease) in
 net assets                   (701,349)   (482,665)   (607,614)    (19,646)     85,726   (296,374)   (945,654)     (164,705)
Net assets at beginning
 of period                  19,815,020   2,652,515   3,289,363   2,196,496     989,595    764,980   6,791,085       797,141
                         -------------  ----------  ----------  ----------  ----------  ---------  ----------  ------------
Net assets at end of
 period                  $  19,113,671  $2,169,850  $2,681,749  $2,176,850  $1,075,321  $ 468,606  $5,845,431  $    632,436
                         =============  ==========  ==========  ==========  ==========  =========  ==========  ============


ANALYSIS OF INCREASE
 (DECREASE) IN UNITS
 OUTSTANDING:

Contracts With Total
 Expenses of 1.52%:
    Units sold                  16,774       3,697      14,340       2,415         827        129       4,434           319
    Units redeemed             (65,170)    (21,364)    (20,885)     (7,409)     (4,919)   (14,274)    (25,637)      (10,050)
    Units transferred           (9,496)     (9,326)    (13,341)      7,060      (1,962)   (24,455)    (13,461)       (6,077)
                         -------------  ----------  ----------  ----------  ----------  ---------  ----------  ------------
Increase (decrease) in
 units outstanding             (57,892)    (26,993)    (19,886)      2,066      (6,054)   (38,600)    (34,664)      (15,808)
Beginning units                566,528     212,687     145,709     115,557      56,031     98,361     214,870       122,336
                         -------------  ----------  ----------  ----------  ----------  ---------  ----------  ------------
Ending units                   508,636     185,694     125,823     117,623      49,977     59,761     180,206       106,528
                         =============  ==========  ==========  ==========  ==========  =========  ==========  ============
Contracts With Total
 Expenses of 1.77%:
    Units sold                   1,541         871         207          16          25          0           0             0
    Units redeemed              (9,425)       (576)    (15,687)       (709)       (568)    (5,462)     (9,700)      (26,261)
    Units transferred           (5,762)     (7,177)     (3,768)     (6,129)      4,010        101          73             1
                         -------------  ----------  ----------  ----------  ----------  ---------  ----------  ------------
Increase (decrease) in
 units outstanding             (13,646)     (6,882)    (19,248)     (6,822)      3,467     (5,361)     (9,627)      (26,260)
Beginning units                 65,871      21,258      42,326      13,811       1,503     11,905      26,454        45,161
                         -------------  ----------  ----------  ----------  ----------  ---------  ----------  ------------
Ending units                    52,225      14,376      23,078       6,989       4,970      6,544      16,827        18,901
                         =============  ==========  ==========  ==========  ==========  =========  ==========  ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)


                                       International International       MFS           MFS      Putnam
                          High-Yield    Diversified     Growth      Massachusetts     Mid-Cap   Growth:  SunAmerica
                             Bond        Equities     and Income   Investors Trust    Growth    Voyager   Balanced   Technology
                          Portfolio      Portfolio     Portfolio      Portfolio     Portfolio  Portfolio  Portfolio   Portfolio
                          (Class 2)      (Class 2)     (Class 2)      (Class 2)     (Class 2)  (Class 2)  (Class 2)   (Class 2)
                       --------------  ------------  ------------  --------------  ----------  --------  ----------  ----------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
    Net investment
     income  (loss)    $      314,587  $     (6,910) $    (28,429) $      (28,853) $  (50,629) $ (4,093) $   33,431  $   (6,789)
    Net realized
     gains (losses)           363,319       168,069       158,731         205,786      70,799    17,658      51,744       4,034
    Change in net
     unrealized
     appreciation
     (depreciation)
     of investments          (325,155)      169,086       299,329         (19,731)     (1,186)   (7,781)    (87,079)     (9,903)
                       --------------  ------------  ------------  --------------  ----------  --------  ----------  ----------
     Increase
      (decrease)  in
      net assets from
      operations              352,751       330,245       429,631         157,202      18,984     5,784      (1,904)    (12,658)
                       --------------  ------------  ------------  --------------  ----------  --------  ----------  ----------

From capital
 transactions:
    Net proceeds from
     units sold                76,376       164,971       143,277          83,460      79,085    40,497     121,327      10,078
    Cost of units
     redeemed                (405,457)     (351,797)     (312,904)       (553,461)   (507,762) (161,451)   (522,369)   (102,100)
    Annuity benefit
     payments                       0             0             0               0           0         0           0           0
    Net transfers            (833,361)     (311,566)       51,631        (485,187)   (145,416)  (66,820)   (257,582)    (24,785)
                       --------------  ------------  ------------  --------------  ----------  --------  ----------  ----------
    Increase
     (decrease) in net
     assets from
     capital
     transactions          (1,162,442)     (498,392)     (117,996)       (955,188)   (574,093) (187,774)   (658,624)   (116,807)
                       --------------  ------------  ------------  --------------  ----------  --------  ----------  ----------

Increase (decrease)
 in net assets               (809,691)     (168,147)      311,635        (797,986)   (555,109) (181,990)   (660,528)   (129,465)
Net assets at
 beginning of period        5,438,765     3,295,231     3,536,380       3,347,593   3,672,275   476,384   5,215,881     506,180
                       --------------  ------------  ------------  --------------  ----------  --------  ----------  ----------
Net assets at end of
 period                $    4,629,074  $  3,127,084  $  3,848,015  $    2,549,607  $3,117,166  $294,394  $4,555,353  $  376,715
                       ==============  ============  ============  ==============  ==========  ========  ==========  ==========

ANALYSIS OF INCREASE
(DECREASE) IN UNITS
  OUTSTANDING:

Contracts With Total
 Expenses of 1.52%:
    Units sold                  4,131        14,282        10,229           4,002       7,054     2,276       8,312       4,255
    Units redeemed            (18,886)      (27,432)      (19,120)        (24,215)    (37,575)   (5,937)    (28,860)    (13,353)
    Units transferred         (34,187)      (28,387)        2,044         (23,289)    (14,721)   (3,048)    (17,580)    (10,629)
                       --------------  ------------  ------------  --------------  ----------  --------  ----------  ----------
Increase (decrease)
 in units outstanding         (48,942)      (41,537)       (6,847)        (43,502)    (45,242)   (6,709)    (38,128)    (19,727)
Beginning units               282,185       284,050       248,393         151,605     300,968    20,307     329,596     160,731
                       --------------  ------------  ------------  --------------  ----------  --------  ----------  ----------
Ending units                  233,243       242,513       241,546         108,103     255,726    13,598     291,468     141,004
                       ==============  ============  ============  ==============  ==========  ========  ==========  ==========
Contracts With Total
 Expenses of 1.77%:
    Units sold                    165           495            32               0         503         0           0           0
    Units redeemed             (4,274)       (4,442)       (3,571)         (3,285)    (12,033)   (3,626)     (6,991)    (30,570)
    Units transferred         (11,439)       (1,556)        1,997            (760)       (161)     (869)         80          45
                       --------------  ------------  ------------  --------------  ----------  --------  ----------  ----------
Increase (decrease)
 in units outstanding         (15,548)       (5,503)       (1,542)         (4,045)    (11,691)   (4,495)     (6,911)    (30,525)
Beginning units                32,163        25,832        15,928          17,716      47,560     7,175      21,078      46,797
                       --------------  ------------  ------------  --------------  ----------  --------  ----------  ----------
Ending units                   16,615        20,329        14,386          13,671      35,869     2,680      14,167      16,272
                       ==============  ============  ============  ==============  ==========  ========  ==========  ==========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)


                           Telecom      Worldwide      Foreign        Marsico      MFS Total  Small & Mid                 Emerging
                           Utility     High Income      Value         Growth         Return    Cap Value     Comstock      Growth
                          Portfolio     Portfolio     Portfolio      Portfolio     Portfolio   Portfolio     Portfolio   Portfolio
                          (Class 2)     (Class 2)     (Class 3)      (Class 3)     (Class 3)   (Class 3)     (Class II)  (Class II)
                        ------------  ------------  ------------  --------------  ----------  -----------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS:
From operations:
    Net investment
     income (loss)      $     23,067  $     47,029  $   (144,500) $      (20,604) $   20,163  $  (180,575) $  (123,896) $   (23,144)
    Net realized
     gains (losses)           47,021         4,469       109,927          32,257     213,256       63,303      531,451      122,817
    Change in net
     unrealized
     appreciation
     (depreciation) of
     investments             (11,813)      (13,213)      891,211         118,929    (176,523)     593,695      212,223      (22,250)
                        ------------  ------------  ------------  --------------  ----------  -----------  -----------  -----------
     Increase
      (decrease) in net
      assets from
      operations              58,275        38,285       856,638         130,582      56,896      476,423      619,778       77,423
                        ------------  ------------  ------------  --------------  ----------  -----------  -----------  -----------

From capital
 transactions:
    Net proceeds from
     units sold               71,245        38,638     1,116,222         202,672     218,957      907,582    7,685,262      158,978
    Cost of units
     redeemed                (86,552)      (19,556)     (483,081)       (168,404)   (141,735)    (923,815)  (1,479,515)    (116,858)
    Annuity benefit
     payments                      0             0          (527)              0           0         (210)        (123)           0
    Net transfers           (546,746)       27,951     2,221,371         814,760   1,038,795    1,581,216    5,281,415     (470,545)
                        ------------  ------------  ------------  --------------  ----------  -----------  -----------  -----------
    Increase
     (decrease) in net
     assets from
     capital
     transactions           (562,053)       47,033     2,853,985         849,028   1,116,017    1,564,773   11,487,039     (428,425)
                        ------------  ------------  ------------  --------------  ----------  -----------  -----------  -----------

Increase (decrease)
 in net assets              (503,778)       85,318     3,710,623         979,610   1,172,913    2,041,196   12,106,817     (351,002)
Net assets at
 beginning of period       1,369,218       705,583     7,783,823         993,766   3,481,876   11,024,742   10,623,196    1,812,632
                        ------------  ------------  ------------  --------------  ----------  -----------  -----------  -----------
Net assets at end of
 period                 $    865,440  $    790,901  $ 11,494,446  $    1,973,376  $4,654,789  $13,065,938  $22,730,013  $ 1,461,630
                        ============  ============  ============  ==============  ==========  ===========  ===========  ===========

ANALYSIS OF INCREASE
(DECREASE) IN UNITS
   OUTSTANDING:

Contracts With Total
 Expenses of 1.52%:
    Units sold                 5,859         1,856        73,666          18,495       8,204       56,176      610,897       16,597
    Units redeemed            (6,783)         (870)      (24,352)        (14,435)     (5,432)     (58,250)    (115,850)     (10,165)
    Units transferred        (46,487)        1,536       137,081          68,224      25,541       87,429      420,808      (47,585)
                        ------------  ------------  ------------  --------------  ----------  -----------  -----------  -----------
Increase (decrease)
 in units outstanding        (47,411)        2,522       186,395          72,284      28,313       85,355      915,855      (41,153)
Beginning units              113,090        33,185       509,839          79,068     126,365      680,077      795,254      176,263
                        ------------  ------------  ------------  --------------  ----------  -----------  -----------  -----------
Ending units                  65,679        35,707       696,234         151,352     154,678      765,432    1,711,109      135,110
                        ============  ============  ============  ==============  ==========  ===========  ===========  ===========
Contracts With Total
 Expenses of 1.77%:
    Units sold                     0           163             0             949         519        2,776       28,458            6
    Units redeemed              (429)         (158)       (7,536)         (1,916)       (261)      (1,548)      (7,823)      (2,985)
    Units transferred            931          (168)       13,887           7,746      16,375        9,651       20,954       (3,810)
                        ------------  ------------  ------------  --------------  ----------  -----------  -----------  -----------
Increase (decrease)
 in units outstanding            502          (163)        6,351           6,779      16,633       10,879       41,589       (6,789)
Beginning units                5,267         4,668        19,744          16,668      13,382       19,132       85,928       24,145
                        ------------  ------------  ------------  --------------  ----------  -----------  -----------  -----------
Ending units                   5,769         4,505        26,095          23,447      30,015       30,011      127,517       17,356
                        ============  ============  ============  ==============  ==========  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)


                                                  Growth and        Global                          Growth-         Growth
                                                    Income          Growth          Growth          Income        and Income
                                                   Portfolio         Fund            Fund            Fund         Portfolio
                                                   (Class II)      (Class 2)       (Class 2)       (Class 2)      (Class VC)
                                                 ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                 $    (84,641)   $   (163,146)   $   (189,881)   $      7,873    $    (37,173)
    Net realized gains (losses)                       323,764         116,316         253,688         365,710       1,128,403
    Change in net unrealized appreciation
        (depreciation) of investments                 619,910       2,667,105       3,841,592       1,895,205        (670,619)
                                                 ------------    ------------    ------------    ------------    ------------
        Increase (decrease) in net assets from
           operations                                 859,033       2,620,275       3,905,399       2,268,788         420,611
                                                 ------------    ------------    ------------    ------------    ------------

From capital transactions:
    Net proceeds from units sold                    5,304,463       6,583,324       6,749,208      18,498,985       6,615,859
    Cost of units redeemed                         (1,120,810)     (1,253,640)     (2,680,557)     (3,915,668)     (1,011,064)
    Annuity benefit payments                             (365)           (160)              0          (8,507)           (117)
    Net transfers                                   2,912,991       4,723,783       7,284,963       6,695,536       2,095,204
                                                 ------------    ------------    ------------    ------------    ------------
        Increase (decrease) in net assets from
           capital transactions                     7,096,279      10,053,307      11,353,614      21,270,346       7,699,882
                                                 ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets                   7,955,312      12,673,582      15,259,013      23,539,134       8,120,493
Net assets at beginning of period                   7,024,439      13,310,053      20,191,680      34,793,668      10,699,012
                                                 ------------    ------------    ------------    ------------    ------------
Net assets at end of period                      $ 14,979,751    $ 25,983,635    $ 35,450,693    $ 58,332,802    $ 18,819,505
                                                 ============    ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:

Contracts With Total Expenses of 1.52%:
    Units sold                                        395,251         371,054         383,353       1,168,593         565,478
    Units redeemed                                    (85,322)        (66,676)       (145,213)       (246,104)        (79,282)
    Units transferred                                 224,251         269,796         416,098         417,124         168,631
                                                 ------------    ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding              534,180         574,174         654,238       1,339,613         654,827
Beginning units                                       538,902         777,623       1,151,482       2,120,396         870,184
                                                 ------------    ------------    ------------    ------------    ------------
Ending units                                        1,073,082       1,351,797       1,805,720       3,460,009       1,525,011
                                                 ============    ============    ============    ============    ============
Contracts With Total Expenses of 1.77%:
    Units sold                                         11,372          20,301          10,878          23,788           8,069
    Units redeemed                                     (1,664)         (7,011)        (12,884)         (8,634)         (8,580)
    Units transferred                                   2,401          14,713          11,710          17,304          12,467
                                                 ------------    ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding               12,109          28,003           9,704          32,458          11,956
Beginning units                                        22,333          38,679          91,390         134,652          43,540
                                                 ------------    ------------    ------------    ------------    ------------
Ending units                                           34,442          66,682         101,094         167,110          55,496
                                                 ============    ============    ============    ============    ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005


                                                        Government                                                       Government
                                 Asset       Capital       and                      Natural       Asset      Capital         and
                              Allocation  Appreciation Quality Bond     Growth     Resources   Allocation  Appreciation Quality Bond
                               Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                               (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 2)    (Class 2)    (Class 2)
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
    Net investment income
     (loss)                  $   499,286  $  (854,993) $ 1,073,592  $  (275,448) $   (67,339) $   151,581  $  (149,789) $   525,028
    Net realized gains
     (losses)                     74,684    2,412,968      250,906   (1,162,054)     796,932      136,888      600,947     (105,587)
    Change in net
     unrealized appreciation
     (depreciation) of
     investments               2,763,208    2,257,976     (692,052)   3,763,587    1,181,232      801,864      230,501     (143,599)
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
     Increase (decrease)
      in net assets from
      operations               3,337,178    3,815,951      632,446    2,326,085    1,910,825    1,090,333      681,659      275,842
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

From capital transactions:
    Net proceeds from
     units sold                1,260,614    2,069,669    1,331,684      445,638      376,684    1,305,952    1,099,175    1,648,625
    Cost of units redeemed    (5,540,516)  (7,302,334)  (5,910,866)  (4,082,559)    (787,142)    (957,453)  (1,569,693)  (2,816,731)
    Annuity benefit
     payments                    (84,832)    (101,565)     (27,775)     (39,761)      (3,442)           0            0            0
    Net transfers              5,256,501   (1,790,858) (10,270,046)  (2,406,424)   1,109,793    2,756,446     (167,369)  (3,750,205)
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
    Increase
     (decrease) in net
     assets from capital
     transactions                891,767   (7,125,088) (14,877,003)  (6,083,106)     695,893    3,104,945     (637,887)  (4,918,311)
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  ------------

Increase (decrease) in net
 assets                        4,228,945   (3,309,137) (14,244,557)  (3,757,021)   2,606,718    4,195,278       43,772   (4,642,469)
Net assets at beginning of
 period                       37,330,465   58,757,378   46,045,205   30,553,337    8,042,357   10,437,157   10,219,705   21,170,412
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net assets at end of period  $41,559,410  $55,448,241  $31,800,648  $26,796,316  $10,649,075  $14,632,435  $10,263,477  $16,527,943
                             ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

ANALYSIS OF INCREASE
 (DECREASE) IN UNITS
 OUTSTANDING:
Contracts With Total
 Expenses of 1.52%:
    Units sold                    59,675       52,621       71,019       16,514       15,240       61,129       31,156       82,584
    Units redeemed              (263,131)    (215,069)    (348,910)    (151,645)     (34,107)     (43,668)     (41,551)    (154,486)
    Units transferred            251,228      (52,071)    (607,548)     (88,623)      44,891      131,386       (7,881)    (253,018)
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 units outstanding                47,772     (214,519)    (885,439)    (223,754)      26,024      148,847      (18,276)    (324,920)
Beginning units                1,803,785    1,705,205    2,707,534    1,131,527      360,978      483,327      268,363    1,192,239
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Ending units                   1,851,557    1,490,686    1,822,095      907,773      387,002      632,174      250,087      867,319
                             ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========
Contracts With Total
 Expenses of 1.77%:
    Units sold                       231        8,223        7,819          119        1,260        1,071        1,948       16,342
    Units redeemed                (3,690)      (3,229)      (4,414)        (928)           0       (1,663)      (4,586)     (14,275)
    Units transferred                123       (3,600)      (7,248)        (581)         (94)         740        1,466       27,133
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 units outstanding                (3,336)       1,394       (3,843)      (1,390)       1,166          148       (1,172)      29,200
Beginning units                   13,259       44,085       56,105       13,228          407       26,476       36,501       83,069
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Ending units                       9,923       45,479       52,262       11,838        1,573       26,624       35,329      112,269
                             ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                                                                                           Davis
                                           Natural    Aggressive    Alliance     Blue Chip      Cash       Corporate      Venture
                               Growth    Resources     Growth        Growth       Growth     Management      Bond         Value
                              Portfolio   Portfolio   Portfolio     Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                              (Class 2)   (Class 2)   (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)     (Class 1)
                             ----------  ----------  -----------  ------------  ----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
 NET ASSETS:
From operations:
    Net investment income
     (loss)                  $  (52,560) $  (16,889) $  (184,203) $   (617,417) $  (32,585) $   (225,242) $   618,064  $   (640,853)
    Net realized gains
     (losses)                   181,573     137,666      944,416    (6,083,425)     76,070      (237,511)     159,386       516,012
    Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                254,365     371,138      850,571     9,382,305      32,260       287,023      105,275    11,093,971
                             ----------  ----------  -----------  ------------  ----------  ------------  -----------  ------------
     Increase
      (decrease) in net
      assets from operations    383,378     491,915    1,610,784     2,681,463      75,745      (175,730)     882,725    10,969,130
                             ----------  ----------  -----------  ------------  ----------  ------------  -----------  ------------

From capital transactions:
    Net proceeds from
     units sold                 476,455     330,977      163,230       306,166     297,397     2,874,478    1,228,319     2,168,644
    Cost of units redeemed     (577,546)    (96,989)  (1,117,087)   (6,020,033)   (387,320)  (25,210,178)  (2,247,146)  (11,294,476)
    Annuity benefit
     payments                         0           0       (7,913)      (63,943)          0       (11,084)     (20,289)     (144,352)
    Net transfers              (152,514)    905,214       89,244    (6,746,680)   (133,412)   15,307,574      284,282      (398,106)
                             ----------  ----------  -----------  ------------  ----------  ------------  -----------  ------------
     Increase
     (decrease) in net
     assets from capital
     transactions              (253,605)  1,139,202     (872,526)  (12,524,490)   (223,335)   (7,039,210)    (754,834)   (9,668,290)
                             ----------  ----------  -----------  ------------  ----------  ------------  -----------  ------------

Increase (decrease) in
 net assets                     129,773   1,631,117      738,258    (9,843,027)   (147,590)   (7,214,940)     127,891     1,300,840
Net assets at beginning
 of period                    4,803,199   1,496,210   12,854,156    57,786,859   2,358,672    23,455,013   18,071,473    98,574,612
                             ----------  ----------  -----------  ------------  ----------  ------------  -----------  ------------
Net assets at end of
 period                      $4,932,972  $3,127,327  $13,592,414  $ 47,943,832  $2,211,082  $ 16,240,073  $18,199,364  $ 99,875,452
                             ==========  ==========  ===========  ============  ==========  ============  ===========  ============

ANALYSIS OF INCREASE
  (DECREASE) IN UNITS
  OUTSTANDING:
Contracts With Total
  Expenses of 1.52%:
    Units sold                   14,967      10,942       11,163        11,144      10,123       180,566       68,582        70,615
    Units redeemed              (17,892)     (2,578)     (83,560)     (220,816)    (68,812)   (1,922,855)    (132,545)     (386,951)
    Units transferred            (7,678)      36,736      (7,817)     (242,214)    (11,925)    1,164,802       21,811           916
                             ----------  ----------  -----------  ------------  ----------  ------------  -----------  ------------
Increase (decrease) in
 units outstanding              (10,603)     45,100      (80,214)     (451,886)    (70,614)     (577,487)     (42,152)     (315,420)
Beginning units                 157,143      59,111      998,418     2,087,862     377,969     1,794,139    1,070,502     3,450,131
                             ----------  ----------  -----------  ------------  ----------  ------------  -----------  ------------
Ending units                    146,540     104,211      918,204     1,635,976     307,355     1,216,652    1,028,350     3,134,711
                             ==========  ==========  ===========  ============  ==========  ============  ===========  ============
Contracts With Total
 Expenses of 1.77%:
    Units sold                    2,831       3,030            0             0      41,584        43,307        4,821         3,387
    Units redeemed               (3,541)     (1,516)      (1,580)       (4,003)       (201)      (38,279)      (4,256)       (4,418)
    Units transferred               926         533        1,292        (8,061)     (9,382)       23,739       (5,808)      (11,067)
                             ----------  ----------  -----------  ------------  ----------  ------------  -----------  ------------
Increase (decrease) in
 units outstanding                  216       2,047         (288)      (12,064)     32,001        28,767       (5,243)      (12,098)
Beginning units                  23,313       8,292        4,795        24,778      30,031        20,307       38,215        43,527
                             ----------  ----------  -----------  ------------  ----------  ------------  -----------  ------------
Ending units                     23,529      10,339        4,507        12,714      62,032        49,074       32,972        31,429
                             ==========  ==========  ===========  ============  ==========  ============  ===========  ============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (continued)

                                        Federated                            Goldman
                             "Dogs" of   American    Global       Global       Sachs     Growth-       Growth     High-Yield
                            Wall Street  Leaders      Bond        Equities   Research   Income      Opportunities     Bond
                             Portfolio  Portfolio   Portfolio    Portfolio   Portfolio Portfolio      Portfolio    Portfolio
                             (Class 1)   (Class 1)  (Class 1)    (Class 1)   (Class 1) (Class 1)      (Class 1)     (Class 1)
                            ----------- ----------- ----------- ----------- ---------- ------------ ------------- -----------
INCREASE (DECREASE) IN
 NET ASSETS:
From operations:
 Net investment income
  (loss)                    $    53,615 $   (30,448)$   (76,439)$  (134,400)$  (17,159)$   (531,112) $    (14,974)$ 1,294,113
 Net realized gains
  (losses)                      306,780     148,825     101,655     573,795     33,697   (1,816,494)       53,780   1,150,312
 Change in net
  unrealized
  appreciation
  (depreciation) of
   investments                  151,192   1,264,556      92,966     546,873    104,143    8,001,437       (53,801)    208,701
                            ----------- ----------- ----------- ----------- ---------- ------------  ------------ -----------
  Increase
   (decrease) in net
   assets from operations       511,587   1,382,933     118,182     986,268    120,681    5,653,831       (14,995)  2,653,126
                            ----------- ----------- ----------- ----------- ---------- ------------  ------------ -----------

From capital
 transactions:
 Net proceeds from
  units sold                     59,473     324,588     135,709      63,736     41,117      865,828        24,531   1,058,972
 Cost of units
  redeemed                   (1,085,383) (2,665,195)   (810,494) (1,799,347)  (226,451)  (7,632,426)     (100,524) (3,374,329)
 Annuity benefit
  payments                       (4,094)     (8,613)     (1,574)     (9,985)         0     (101,200)            0        (855)
 Net transfers                 (846,671) (1,843,460)    633,249  (1,332,121)   351,119   (6,063,247)     (207,568) (3,696,350)
                            ----------- ----------- ----------- ----------- ---------- ------------  ------------ -----------
  Increase
   (decrease) in net
   assets from capital
   transactions              (1,876,675) (4,192,680)    (43,110) (3,077,717)   165,785  (12,931,045)     (283,561) (6,012,562)
                            ----------- ----------- ----------- ----------- ---------- ------------  ------------ -----------

Increase (decrease) in
 net assets                  (1,365,088) (2,809,747)     75,072  (2,091,449)   286,466   (7,277,214)     (298,556) (3,359,436)
Net assets at beginning
 of period                    7,855,992  20,759,570   5,044,861  12,522,084  1,096,781   66,783,758     1,115,653  21,653,336
                            ----------- ----------- ----------- ----------- ---------- ------------  ------------ -----------
Net assets at end of
 period                     $ 6,490,904 $17,949,823 $ 5,119,933 $10,430,635 $1,383,247 $ 59,506,544  $    817,097 $18,293,900
                            =========== =========== =========== =========== ========== ============  ============ ===========

ANALYSIS OF INCREASE
 (DECREASE)
 IN UNITS OUTSTANDING:
Contracts With Total
 Expenses of 1.52%:
  Units sold                      5,237      19,537       7,244       4,090      6,229       32,406         5,285      62,569
  Units redeemed               (101,909)   (162,942)    (48,090)   (112,700)   (34,830)    (292,395)      (22,555)   (213,753)
  Units transferred             (78,609)   (114,135)     37,374     (84,954)    67,001     (224,759)      (56,623)   (233,335)
                            ----------- ----------- ----------- ----------- ---------- ------------ ------------- -----------
Increase (decrease) in
 units outstanding             (175,281)   (257,540)     (3,472)   (193,564)    38,400     (484,748)      (73,893)   (384,519)
Beginning units                 736,352   1,263,554     300,945     792,029    153,918    2,572,643       241,096   1,423,384
                            ----------- ----------- ----------- ----------- ---------- ------------ ------------- -----------
Ending units                    561,071   1,006,014     297,473     598,465    192,318    2,087,895       167,203   1,038,865
                            =========== =========== =========== =========== ========== ============ ============= ===========
Contracts With Total
 Expenses of 1.77%:
  Units sold                          0           0         816           0          0          733             0         677
  Units redeemed                    (80)          0         (73)       (633)         0         (602)           (5)       (338)
  Units transferred                 485         869          55        (531)   (15,127)      (4,254)          814      (4,167)
                            ----------- ----------- ----------- ----------- ---------- ------------ ------------- -----------
Increase (decrease) in
 units outstanding                  405         869         798      (1,164)   (15,127)      (4,123)          809      (3,828)
Beginning units                   8,746      12,964       1,376       6,210     21,191       15,959         2,765      16,537
                            ----------- ----------- ----------- ----------- ---------- ------------ ------------- -----------
Ending units                      9,151      13,833       2,174       5,046      6,064       11,836         3,574      12,709
                            =========== =========== =========== =========== ========== ============ ============= ===========


                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (continued)

                       International International                  MFS           MFS
                        Diversified   Growth and     Marsico   Massachusetts    Mid-Cap         MFS          Putnam      SunAmerica
                          Equities      Income       Growth   Investors Trust    Growth    Total Return  Growth:Voyager  Balanced
                         Portfolio    Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                         (Class 1)    (Class 1)     (Class 1)    (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                       ------------- ------------ ----------- --------------- -----------  ------------ --------------- -----------
INCREASE (DECREASE)
 IN NET ASSETS:
From operations:
 Net investment
  income (loss)        $    113,365  $   (18,239) $  (16,207) $      (43,819) $  (157,486) $   (71,699) $      (27,769) $   (20,776)
 Net realized gains
  (losses)                  916,364      332,219      82,397         (27,100)   2,173,097       25,446          24,468   (1,110,212)
 Change in net
  unrealized
  appreciation
  (depreciation) of
  investments             1,769,731      755,099      57,380         605,393     (938,661)     706,663          55,863    2,316,749
                       ------------  -----------  ----------  --------------  -----------  -----------  --------------  -----------
  Increase
   (decrease) in net
   assets from
   operations             2,799,460    1,069,079     123,570         534,474    1,076,950      660,410          52,562    1,185,761
                       ------------  -----------  ----------  --------------  -----------  -----------  --------------  -----------

From capital
 transactions:
 Net proceeds from
  units sold                256,875       67,249      44,353          51,749       71,670    2,996,656          42,585      583,549
 Cost of units
  redeemed               (3,646,936)    (977,892)    (38,492)     (1,031,598)    (666,625)    (365,533)        (94,896)  (3,757,959)
 Annuity benefit
  payments                  (14,810)           0           0               0            0            0               0      (31,278)
 Net transfers            1,072,962    4,709,180    (454,865)       (361,840)  (6,902,889)   3,683,949        (290,807)  (1,767,634)
                       ------------  -----------  ----------  --------------  -----------  -----------  --------------  -----------
 Increase
 (decrease) in net
   assets from capital
   transactions          (2,331,909)   3,798,537    (449,004)     (1,341,689)  (7,497,844)   6,315,072        (343,118)  (4,973,322)
                       ------------  -----------  ----------  --------------  -----------  -----------  --------------  -----------

Increase (decrease)
 in net assets              467,551    4,867,616    (325,434)       (807,215)  (6,420,894)   6,975,482        (290,556)  (3,787,561)
Net assets at
 beginning of period     21,112,175    5,094,820   1,648,397       6,474,026   13,558,142    2,648,877       2,121,839   27,754,270
                       ------------  -----------  ----------  --------------  -----------  -----------  --------------  -----------
Net assets at end of
 period                $ 21,579,726  $ 9,962,436  $1,322,963  $    5,666,811  $ 7,137,248  $ 9,624,359  $    1,831,283  $23,966,709
                       ============  ===========  ==========  ==============  ===========  ===========  ==============  ===========

ANALYSIS OF INCREASE
 (DECREASE)IN UNITS
 OUTSTANDING:
Contracts With Total
 Expenses of 1.52%:
 Units sold                  26,862        5,312       4,441           2,605        6,731      119,258           2,229      40,759
 Units redeemed            (376,422)     (83,494)     (4,094)        (55,819)     (68,008)     (15,473)         (5,538)   (264,895)
 Units transferred          114,796      367,059     (46,514)        (19,415)    (701,566)     137,024         (18,251)   (121,153)
                       ------------  -----------  ----------  --------------  -----------  -----------  --------------  ----------
Increase (decrease)
 in units outstanding      (234,764)     288,877     (46,167)        (72,629)    (762,843)     240,809         (21,560)   (345,289)
Beginning units           2,253,565      441,884     172,556         347,019    1,404,870      113,928         120,333   1,938,351
                       ------------  -----------  ----------  --------------  -----------  -----------  --------------  ----------
Ending units              2,018,801      730,761     126,389         274,390      642,027      354,737          98,773   1,593,062
                       ============  ===========  ==========  ==============  ===========  ===========  ==============  ==========
Contracts With Total
 Expenses of 1.77%:
 Units sold                       0            0           0             264          483        8,197             355           0
 Units redeemed              (5,599)         (40)          0            (656)        (559)         (59)           (108)       (907)
 Units transferred           (7,089)       1,380           0            (762)        (553)      19,063             556      (2,693)
                       ------------  -----------  ----------  --------------  -----------  -----------  --------------  ----------
Increase (decrease)
 in units outstanding       (12,688)       1,340           0          (1,154)        (629)      27,201             803      (3,600)
Beginning units              13,414        9,786           0          12,161       31,824        1,795           5,291      12,214
                       ------------  -----------  ----------  --------------  -----------  -----------  --------------  ----------
Ending units                    726       11,126           0          11,007       31,195       28,996           6,094       8,614
                       ============  ===========  ==========  ==============  ===========  ===========  ==============  ==========


                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (continued)

                                        Telecom     Worldwide   Aggressive    Alliance    Blue Chip        Cash       Corporate
                          Technology    Utility    High Income    Growth       Growth      Growth       Management      Bond
                           Portfolio   Portfolio    Portfolio    Portfolio    Portfolio   Portfolio      Portfolio    Portfolio
                           (Class 1)   (Class 1)    (Class 1)    (Class 2)    (Class 2)   (Class 2)      (Class 2)    (Class 2)
                          ----------  -----------  -----------  ----------   ----------   ----------   -------------  ----------
INCREASE (DECREASE) IN
 NET ASSETS:
From operations:
 Net investment
   income (loss)          $  (75,707)  $ 159,189   $  185,518   $  (14,679)  $  (84,462)  $  (26,994)  $    (86,164)  $  306,144
 Net realized gains
   (losses)                1,394,119    (373,760)    (106,337)      57,387       74,614       22,092        (60,580)      62,671
 Change in net
   unrealized
    appreciation
   (depreciation of
    investments           (2,100,211)    877,369      202,773       84,641      351,482       85,021         72,916       40,712
                          ----------  ----------   ----------   ----------   ----------   ----------   ------------   ----------
  Increase
    (decrease) in net
    assets from
    operations              (781,799)    662,798      281,954      127,349      341,634       80,119        (73,828)     409,527
                          ----------  ----------   ----------   ----------    ---------    ---------   -------------  ----------

From capital
 transactions:
 Net proceeds from
  units sold                  11,681       9,061       77,769      141,943      474,972      260,689      1,999,954    1,300,345
 Cost of units
  redeemed                  (119,050)   (660,197)    (630,782)    (166,965)  (1,317,550)    (258,835)    (5,090,330)    (570,059)
 Annuity benefit
  payments                         0      (6,243)      (2,162)           0            0            0              0            0
 Net transfers            (7,063,683)    (82,995)    (369,828)     (68,086)    (727,282)     291,916     (2,204,051)      64,471
                          ----------  ----------   ----------   ----------   ----------   ----------   ------------   ----------
 Increase
  (decrease) in net
  assets from capital
  transactions            (7,171,052)   (740,374)    (925,003)     (93,108)  (1,569,860)     293,770     (5,294,427)     794,757
                          ----------  ----------   ----------   ----------   ----------   ----------   ------------   ----------

Increase (decrease) in
 net assets               (7,952,851)    (77,576)    (643,049)      34,241   (1,228,226)     373,889     (5,368,255)   1,204,284
Net assets at beginning
 of period                 9,232,282   4,801,978    4,896,916      930,256    7,096,843    1,657,131     10,079,546    7,703,950
                          ----------  ----------   ----------   ----------   ----------   ----------   ------------   ----------
Net assets at end of
 period                   $1,279,431  $4,724,402   $4,253,867   $  964,497   $5,868,617   $2,031,020   $  4,711,291   $8,908,234
                          ==========  ==========   ==========   ==========   ==========   ==========   ============   ==========

ANALYSIS OF INCREASE
 (DECREASE)
 IN UNITS OUTSTANDING:
Contracts With Total
 Expenses of 1.52%:
 Units sold                    5,221         821        4,118       10,696       14,035       42,011        137,735       66,884
 Units redeemed              (49,965)    (63,162)     (36,343)      (9,205)     (43,434)     (36,527)      (371,300)     (31,343)
 Units transferred        (3,035,298)     (6,359)     (22,395)      (6,169)     (24,586)      47,878       (154,066)       1,792
                          ----------    --------   ----------   ----------   ----------   ----------   ------------   ----------
Increase (decrease) in
 units outstanding        (3,080,042)    (68,700)     (54,620)      (4,678)     (53,985)      53,362       (387,631)      37,333
Beginning units            3,596,149     475,095      280,688       60,005      229,139      236,317        737,961      431,694
                          ----------    --------   ----------   ----------   ----------   ----------   ------------   ----------
Ending units                 516,107     406,395      226,068       55,327      175,154      289,679        350,330      469,027
                          ==========    ========   ==========   ==========   ==========   ==========   ============   ==========
Contracts With Total
 Expenses of 1.77%:
 Units sold                        0           0          147            0        3,756        4,067         18,346       11,901
 Units redeemed                 (296)         (1)          (2)      (3,531)      (5,153)      (8,277)       (25,529)      (3,120)
 Units transferred            (8,961)         (6)         (96)       1,129       (2,358)       3,809        (18,772)       1,813
                          ----------    --------   ----------   ----------   ----------   ----------   ------------   ----------
Increase (decrease) in
 units outstanding            (9,257)         (7)          49       (2,402)      (3,755)        (401)       (25,955)      10,594
Beginning units               14,350         241          702       13,028       32,571       50,790         44,539       42,516
                          ----------    --------   ----------   ----------   ----------   ----------   ------------   ----------
Ending units                   5,093         234          751       10,626       28,816       50,389         18,584       53,110
                          ==========    ========   ==========   ==========   ==========   ==========   ============   ==========

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                  (continued)

                                                         Federated                            Goldman
                              Davis        "Dogs" of     American       Global    Global       Sachs       Growth-        Growth
                          Venture Value   Wall Street     Leaders        Bond    Equities    Research      Income      Opportunities
                            Portfolio      Portfolio     Portfolio    Portfolio  Portfolio   Portfolio    Portfolio      Portfolio
                            (Class 2)      (Class 2)     (Class 2)    (Class 2)  (Class 2)   (Class 2)    (Class 2)      (Class 2)
                          -------------  ------------   -----------  ----------  ---------  ----------   -----------   -------------
INCREASE (DECREASE) IN
 NET ASSETS:
From operations:
 Net investment
  income (loss)           $    (141,084) $     21,125   $    (8,781)  $ (29,458) $  (15,515) $ (10,253)  $   (69,117)  $    (12,797)
 Net realized gains
  (losses)                      483,092        52,430        63,951      41,152      92,960     19,201       177,734         41,330
 Change in net
  unrealized
  appreciation
 (depreciation) of
  investments                 1,744,254       119,295       195,369      28,747      (4,048)    58,064       506,454         (6,626)
                          -------------  ------------   -----------  ----------  ---------- ----------   -----------   ------------
 Increase
  (decrease) in net
  assets from
  operations                  2,086,262       192,850       250,539      40,441      73,397     67,012       615,071         21,907
                          -------------  ------------   -----------  ----------  ---------- ----------   -----------   ------------

From capital
 transactions:
 Net proceeds from
  units sold                  2,451,194       349,113        85,991     451,448      96,084     11,275       464,721         64,963
 Cost of units
  redeemed                   (2,416,950)     (209,716)     (356,766)   (150,074)   (376,723)  (232,066)     (969,483)      (104,143)
 Annuity benefit
  payments                            0             0             0           0           0          0             0              0
 Net transfers                 (317,758)      (37,880)     (119,358)    234,678    (305,587)   192,952      (621,058)       (30,962)
                          -------------  ------------   -----------  ----------  ----------  ---------   -----------   ------------
 Increase
 (decrease) in net
  assets from capital
  transactions                 (283,514)      101,517      (390,133)    536,052    (586,226)   (27,839)   (1,125,820)       (70,142)
                          -------------  ------------   -----------  ----------  ----------  ---------   -----------   ------------

Increase (decrease) in
 net assets                   1,802,748       294,367      (139,594)    576,493    (512,829)    39,173      (510,749)       (48,235)
Net assets at beginning
 of period                   18,012,272     2,358,148     3,428,957   1,620,003   1,502,424    725,807     7,301,834        845,376
                          -------------  ------------   -----------  ----------  ----------  ---------   -----------   ------------
Net assets at end of
 period                   $  19,815,020  $  2,652,515   $ 3,289,363  $2,196,496  $  989,595  $ 764,980   $ 6,791,085   $    797,141
                          =============  ============   ===========  ==========  ==========  =========   ===========   ============

ANALYSIS OF INCREASE
 (DECREASE)
 IN UNITS OUTSTANDING:
 Contracts With Total
  Expenses of 1.52%:
  Units sold                     73,712        27,503         4,898      26,413       6,095      1,784        17,697         13,742
  Units redeemed                (73,191)      (18,805)      (10,961)     (8,589)    (24,193)   (34,272)      (28,934)       (10,963)
  Units transferred             (10,803)         (238)       (6,819)      6,901     (20,429)    28,009       (21,562)       (13,099)
                          -------------  ------------   -----------  ----------  ----------  ---------   -----------   ------------
Increase (decrease) in
 units outstanding              (10,282)        8,460       (12,882)     24,725     (38,527)    (4,479)      (32,799)       (10,320)
Beginning units                 576,810       204,227       158,591      90,832      94,558    102,840       247,669        132,656
                          -------------  ------------   -----------  ----------  ----------  ---------   -----------   ------------
Ending units                    566,528       212,687       145,709     115,557      56,031     98,361       214,870        122,336
                          =============  ============   ===========  ==========  ==========  =========   ===========   ============
Contracts With Total
 Expenses of 1.77%:
 Units sold                      11,593         5,212           330         426           0          0           186              0
 Units redeemed                  (9,828)         (785)      (10,578)       (353)        (32)    (1,781)       (8,064)       (12,272)
 Units transferred                 (653)       (3,133)         (574)      7,082          (8)       268        (2,552)         4,717
                          -------------  ------------   -----------  ----------  ----------  ---------   -----------   ------------
Increase (decrease) in
 units outstanding                1,112         1,294       (10,822)      7,155         (40)    (1,513)      (10,430)        (7,555)
Beginning units                  64,759        19,964        53,148       6,656       1,543     13,418        36,884         52,716
                          -------------  ------------   -----------  ----------  ----------  ---------   -----------   ------------
Ending units                     65,871        21,258        42,326      13,811       1,503     11,905        26,454         45,161
                          =============  ============   ===========  ==========  ==========  =========   ===========   ============

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                                           MFS
                                         International  International  Massachusetts     MFS       Putnam
                             High-Yield   Diversified     Growth         Investors      Mid-Cap    Growth:   SunAmerica
                                Bond       Equities     and Income         Trust        Growth     Voyager    Balanced   Technology
                             Portfolio     Portfolio     Portfolio       Portfolio     Portfolio  Portfolio   Portfolio  Portfolio
                             (Class 2)     (Class 2)     (Class 2)       (Class 2)     (Class 2)  (Class 2)   (Class 2)  (Class 2)
                            -----------  -------------  -------------  -------------  ----------  ---------  ----------  ----------
INCREASE (DECREASE) IN NET
ASSETS:
From operations:
  Net investment income
  (loss)                    $   356,971   $     11,437   $    (11,468)  $    (30,480) $  (52,901) $  (8,127) $   (8,466) $   (9,077)
  Net realized gains
  (losses)                      186,340        379,779        148,466        131,542      64,189     13,569      21,050       9,852
  Change in net
  unrealized appreciation
    (depreciation) of
    investments                 215,970        161,611        455,614        215,518     388,495      9,732     222,897     (30,522)
                            -----------  -------------  -------------  -------------  ----------  ---------  ----------  ----------
    Increase (decrease)
    assets from operations      759,281        552,827        592,612        316,580     399,783     15,174     235,481     (29,747)
                            -----------  -------------  -------------  -------------  ----------  ---------  ----------  ----------
From capital transactions:
  Net proceeds from
  units sold                    421,443        538,931        329,266        242,412     376,486     71,570     487,797      32,031
  Cost of units redeemed       (804,643)    (2,443,931)      (414,764)      (485,853)   (668,127)  (147,377)   (954,752)   (100,379)
  Annuity benefit
  payments                            0              0              0              0           0          0           0           0
  Net transfers                (636,849)     1,359,228         (3,779)      (732,845)    122,810    (84,939)    (27,564)    (46,829)
                            -----------  -------------  -------------  -------------  ----------  ---------  ----------  ----------
    Increase
    (decrease) in net
    assets from capital
    transactions             (1,020,049)      (545,772)       (89,277)      (976,286)   (168,831)  (160,746)   (494,519)   (115,177)
                            -----------  -------------  -------------  -------------  ----------  ---------  ----------  ----------
Increase (decrease) in
net assets                     (260,768)         7,055        503,335       (659,706)    230,952   (145,572)   (259,038)   (144,924)
Net assets at beginning
of period                     5,699,533      3,288,176      3,033,045      4,007,299   3,441,323    621,956   5,474,919     651,104
                            -----------  -------------  -------------  -------------  ----------  ---------  ----------  ----------
Net assets at end of
period                      $ 5,438,765   $  3,295,231   $  3,536,380   $  3,347,593  $3,672,275  $ 476,384  $5,215,881  $  506,180
                            ===========  =============  =============  =============  ==========  =========  ==========  ==========
ANALYSIS OF INCREASE
(DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total
Expenses of 1.52%:
  Units sold                     24,303         48,000         27,965         13,255      33,725      4,343      34,478      12,730
  Units redeemed                (49,244)      (255,146)       (30,360)       (23,682)    (59,198)    (7,713)    (63,270)    (17,874)
  Units transferred             (41,625)       154,027          2,167        (40,714)      5,811     (5,123)     (3,104)    (23,759)
                            -----------  -------------  -------------  -------------  ----------  ---------  ----------  ----------
Increase (decrease) in
units outstanding               (66,566)       (53,119)          (228)       (51,141)    (19,662)    (8,493)    (31,896)    (28,903)
Beginning units                 348,751        337,169        248,621        202,746     320,630     28,800     361,492     189,634
                            -----------  -------------  -------------  -------------  ----------  ---------  ----------  ----------
Ending units                    282,185        284,050        248,393        151,605     300,968     20,307     329,596     160,731
                            ===========  =============  =============  =============  ==========  =========  ==========  ==========
Contracts With Total
Expenses of 1.77%:
  Units sold                      2,783          9,653            443            311       5,532          0           0           0
  Units redeemed                 (2,331)        (1,211)        (4,410)        (3,171)     (9,221)    (1,038)     (4,424)    (24,629)
  Units transferred                  56            361         (1,039)           434       5,575         (4)        524       5,273
                            -----------  -------------  -------------  -------------  ----------  ---------  ----------  ----------
Increase (decrease) in
units outstanding                   508          8,803         (5,006)        (2,426)      1,886     (1,042)     (3,900)    (19,356)
Beginning units                  31,655         17,029         20,934         20,142      45,674      8,217      24,978      66,153
                            -----------  -------------  -------------  -------------  ----------  ---------  ----------  ----------
Ending units                     32,163         25,832         15,928         17,716      47,560      7,175      21,078      46,797
                            ===========  =============  =============  =============  ==========  =========  ==========  ==========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                     Telecom    Worldwide     Foreign    Marsico    MFS Total  Small & Mid               Emerging
                                     Utility   High Income     Value     Growth      Return     Cap Value    Comstock     Growth
                                    Portfolio   Portfolio    Portfolio  Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
                                    (Class 2)   (Class 2)    (Class 3)  (Class 3)   (Class 3)   (Class 3)    (Class II)  (Class II)
                                   ----------  -----------  ----------  ---------  ----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)   $   42,446  $    31,293  $   29,813  $  (7,031) $  (25,226) $   (12,067) $   (53,333) $  (28,665)
    Net realized gains (losses)       (25,213)      10,368     145,553     16,652      12,767      339,928      216,176     111,577
    Change in net unrealized
    appreciation
        (depreciation) of
        investments                   168,268        7,742     434,342    101,432     245,497      247,321      907,636       2,199
                                   ----------  -----------  ----------  ---------  ----------  -----------  -----------  ----------
        Increase (decrease) in
        net assets from operations    185,501       49,403     609,708    111,053     233,038      575,182    1,070,479      85,111
                                   ----------  -----------  ----------  ---------  ----------  -----------  -----------  ----------
From capital transactions:
    Net proceeds from units sold       76,454      253,269   1,156,119    598,775   1,176,820    1,405,011    3,293,992     153,604
    Cost of units redeemed            (61,316)     (44,315)    (75,734)    (8,584)   (115,470)    (282,288)    (754,820)   (154,828)
    Annuity benefit payments                0            0           0          0           0            0            0           0
    Net transfers                    (327,753)    (166,350)  5,481,123    (24,330)  1,322,045    8,561,395    3,141,356    (379,040)
                                   ----------  -----------  ----------  ---------  ----------  -----------  -----------  ----------
        Increase (decrease) in
        net assets from capital
        transactions                 (312,615)      42,604   6,561,508    565,861   2,383,395    9,684,118    5,680,528    (380,264)
                                   ----------  -----------  ----------  ---------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets    (127,114)      92,007   7,171,216    676,914   2,616,433   10,259,300    6,751,007    (295,153)
Net assets at beginning of period   1,496,332      613,576     612,607    316,852     865,443      765,442    3,872,189   2,107,785
                                   ----------  -----------  ----------  ---------  ----------  -----------  -----------  ----------
Net assets at end of period        $1,369,218  $   705,583  $7,783,823  $ 993,766  $3,481,876  $11,024,742  $10,623,196  $1,812,632
                                   ==========  ===========  ==========  =========  ==========  ===========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of
1.52%:
    Units sold                          7,464       12,437      81,351     53,343      39,843       84,724      253,158      14,366
    Units redeemed                     (5,973)      (2,370)     (5,276)      (556)     (4,795)     (19,765)     (65,181)    (12,811)
    Units transferred                 (31,644)      (9,746)    384,610     (2,231)     55,339      560,404      267,833     (40,876)
                                   ----------  -----------  ----------  ---------  ----------  -----------  -----------  ----------
Increase (decrease) in units
outstanding                           (30,153)         321     460,685     50,556      90,387      625,363      455,810     (39,321)
Beginning units                       143,243       32,864      49,154     28,512      35,978       54,714      339,444     215,584
                                   ----------  -----------  ----------  ---------  ----------  -----------  -----------  ----------
Ending units                          113,090       33,185     509,839     79,068     126,365      680,077      795,254     176,263
                                   ==========  ===========  ==========  =========  ==========  ===========  ===========  ==========
Contracts With Total Expenses of
1.77%:
    Units sold                              0        2,104       7,889     12,380      10,565       15,132       45,350       4,110
    Units redeemed                        (10)         (76)       (465)      (347)       (106)        (834)      (4,647)     (5,384)
    Units transferred                       0          105      12,315       (195)        931        3,212       13,237      (4,011)
                                   ----------  -----------  ----------  ---------  ----------  -----------  -----------  ----------
Increase (decrease) in units
outstanding                               (10)       2,133      19,739     11,838      11,390       17,510       53,940      (5,285)
Beginning units                         5,277        2,535           5      4,830       1,992        1,622       31,988      29,430
                                   ----------  -----------  ----------  ---------  ----------  -----------  -----------  ----------
Ending units                            5,267        4,668      19,744     16,668      13,382       19,132       85,928      24,145
                                   ==========  ===========  ==========  =========  ==========  ===========  ===========  ==========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)

                                                  Growth and       Global                        Growth-       Growth
                                                    Income         Growth         Growth         Income       and Income
                                                   Portfolio        Fund           Fund           Fund        Portfolio
                                                  (Class II)      (Class 2)      (Class 2)      (Class 2)     (Class VC)
                                                 ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                 $    (36,234)  $    (63,336)  $   (161,694)  $    (55,074)  $       (225)
    Net realized gains (losses)                       139,158         76,739         94,531        101,575        142,453
    Change in net unrealized appreciation
        (depreciation) of investments                 516,373        902,851      1,755,458      2,252,914        703,159
                                                 ------------   ------------   ------------   ------------   ------------
        Increase (decrease) in net assets from
        operations                                    619,297        916,254      1,688,295      2,299,415        845,387
                                                 ------------   ------------   ------------   ------------   ------------
From capital transactions:
    Net proceeds from units sold                    2,264,809      3,378,055      5,959,916     14,275,576      4,939,762
    Cost of units redeemed                           (680,755)    (1,155,454)    (1,538,588)    (2,599,586)      (346,812)
    Annuity benefit payments                                0              0              0              0              0
    Net transfers                                   1,902,675      7,740,830      7,887,233     11,040,328      3,595,356
                                                 ------------   ------------   ------------   ------------   ------------
        Increase (decrease) in net assets from
        capital transactions                        3,486,729      9,963,431     12,308,561     22,716,318      8,188,306
                                                 ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets                   4,106,026     10,879,685     13,996,856     25,015,733      9,033,693
Net assets at beginning of period                   2,918,413      2,430,368      6,194,824      9,777,935      1,665,319
                                                 ------------   ------------   ------------   ------------   ------------
Net assets at end of period                      $  7,024,439   $ 13,310,053   $ 20,191,680   $ 34,793,668   $ 10,699,012
                                                 ============   ============   ============   ============   ============
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
    Units sold                                        186,811        213,163        352,321        910,678        434,860
    Units redeemed                                    (55,673)       (76,457)       (99,496)      (175,926)       (28,258)
    Units transferred                                 158,133        485,853        492,458        721,027        313,021
                                                 ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding              289,271        622,559        745,283      1,455,779        719,623
Beginning units                                       249,631        155,064        406,199        664,617        150,561
                                                 ------------   ------------   ------------   ------------   ------------
Ending units                                          538,902        777,623      1,151,482      2,120,396        870,184
                                                 ============   ============   ============   ============   ============
Contracts With Total Expenses of 1.77%:
    Units sold                                         10,215         13,503         46,851         72,783         22,119
    Units redeemed                                     (4,189)          (528)        (2,456)        (2,732)        (3,527)
    Units transferred                                   3,873         14,160         30,805         40,435         17,724
                                                 ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                9,899         27,135         75,200        110,486         36,316
Beginning units                                        12,434         11,544         16,190         24,166          7,224
                                                 ------------   ------------   ------------   ------------   ------------
Ending units                                           22,333         38,679         91,390        134,652         43,540
                                                 ============   ============   ============   ============   ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Variable Annuity Account Four of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company, (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts. The Separate Account offers the Advisor Variable Annuity product.

The Separate Account is composed of sixty-nine variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the ten Class 1 and Class 2 currently available portfolios of the Anchor Series Trust (the "Anchor Trust"),
(2) the fifty-two Class 1, 2, and 3 currently available investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Class II investment portfolios of the Van Kampen Life Investment Trust (the "Van Kampen Trust"), (4) the three currently available Class 2 investment portfolios of the American Funds Insurance Series (the "American Series"), or
(5) the one Class VC currently available investment portfolio in the Lord Abbett Series Fund Inc. (the "Lord Abbett Fund"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares and Class 3 shares are subject to 12b-1 fees of 0.15% and 0.25%, respectively, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the American Series, and the Lord Abbett Fund (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The Anchor Trust and SunAmerica Trust are affiliated investment companies. The participant may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

      FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

      USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

      RESERVES FOR ANNUITY CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

      At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company.

      Annuity reserves are calculated according to the Annuity 2000 Mortality Table, the 1971 Individual Annuity Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS

      There are no withdrawal charges and no contract maintenance charges. Other charges and deductions are applied against the current value of the Separate Account and are paid as follows:

      MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis as a percentage of the net asset value. The total annual rate of the net asset value of each portfolio is 1.37% or 1.62%, depending on whether the optional enhanced death benefit is chosen. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

      DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the excess cost.

      TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range up to 3.5%. Certain states do not assess premium taxes. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS

      The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2005 consist of the following:


                                                                  Cost of Shares            Proceeds from
               Variable Accounts                                     Acquired                Shares Sold
-----------------------------------------------                   --------------            -------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                              $  3,529,643              $  6,354,322
Capital Appreciation Portfolio (Class 1)                             3,513,285                12,171,969
Government and Quality Bond Portfolio (Class 1)                      4,248,565                 6,343,286
Growth Portfolio (Class 1)                                           2,528,831                 6,166,485
Natural Resources Portfolio (Class 1)                                4,448,570                 3,786,648
Asset Allocation Portfolio (Class 2)                                 1,738,124                 2,130,023
Capital Appreciation Portfolio (Class 2)                             1,246,356                 2,879,898
Government and Quality Bond Portfolio (Class 2)                      2,371,952                 2,927,089
Growth Portfolio (Class 2)                                           1,046,543                 1,635,003
Natural Resources Portfolio (Class 2)                                1,255,003                   931,995

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                             $  2,388,906              $  5,445,154
Alliance Growth Portfolio (Class 1)                                  2,489,152                13,615,038
Blue Chip Growth Portfolio (Class 1)                                   330,971                   566,298
Cash Management Portfolio (Class 1)                                 19,982,628                22,795,312
Corporate Bond Portfolio (Class 1)                                   3,405,745                 1,931,993
Davis Venture Value Portfolio (Class 1)                              3,622,948                16,344,914
"Dogs" of Wall Street Portfolio (Class 1)                            1,124,531                 2,402,303
Federated American Leaders Portfolio (Class 1)                       1,047,216                 4,702,950
Global Bond Portfolio (Class 1)                                      1,737,811                 1,149,052
Global Equities Portfolio (Class 1)                                    387,693                 3,160,417
Goldman Sachs Research Portfolio (Class 1)                             139,542                   604,792
Growth-Income Portfolio (Class 1)                                    1,551,249                14,552,529
Growth Opportunities Portfolio (Class 1)                               430,629                   407,535
High-Yield Bond Portfolio (Class 1)                                  8,306,664                 9,070,745

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                  Cost of Shares            Proceeds from
               Variable Accounts                                     Acquired                Shares Sold
------------------------------------------------------            --------------            -------------
SUNAMERICA TRUST (continued):
International Diversified Equities Portfolio (Class 1)            $  2,030,502              $  7,973,690
International Growth and Income Portfolio (Class 1)                  1,835,058                 2,522,272
Marsico Growth Portfolio (Class 1)                                   1,381,375                   458,281
MFS Massachusetts Investors Trust Portfolio (Class 1)                  367,795                 1,643,766
MFS Mid Cap Growth Portfolio (Class 1)                               1,138,915                 2,910,511
MFS Total Return Portfolio (Class 1)                                14,237,480                   607,430
Putnam Growth: Voyager Portfolio (Class 1)                             111,405                   471,412
SunAmerica Balanced Portfolio (Class 1)                              1,072,294                 4,801,469
Technology Portfolio (Class 1)                                         517,709                   423,466
Telecom Utility Portfolio (Class 1)                                    440,275                 1,315,097
Worldwide High Income Portfolio (Class 1)                            1,313,939                   746,835
Aggressive Growth Portfolio (Class 2)                                  945,885                   482,516
Alliance Growth Portfolio (Class 2)                                    999,900                 2,250,155
Blue Chip Growth Portfolio (Class 2)                                    46,616                   356,062
Cash Management Portfolio (Class 2)                                 10,998,416                11,909,566
Corporate Bond Portfolio (Class 2)                                   1,092,170                 1,333,821
Davis Venture Value Portfolio (Class 2)                              1,419,038                 3,837,524
"Dogs" of Wall Street Portfolio (Class 2)                              226,250                   569,890
Federated American Leaders Portfolio (Class 2)                         457,056                 1,147,227
Global Bond Portfolio (Class 2)                                        363,799                   400,012
Global Equities Portfolio (Class 2)                                    131,367                   181,137
Goldman Sachs Research Portfolio (Class 2)                              16,638                   319,669
Growth-Income Portfolio (Class 2)                                      250,658                 1,558,003
Growth Opportunities Portfolio (Class 2)                                43,960                   250,393
High-Yield Bond Portfolio (Class 2)                                  2,985,879                 3,833,734
International Diversified Equities Portfolio (Class 2)                 860,096                 1,365,398
International Growth and Income Portfolio (Class 2)                    476,088                   622,413
MFS Massachusetts Investors Trust Portfolio (Class 2)                  190,453                 1,174,494
MFS Mid-Cap Growth Portfolio (Class 2)                                 217,130                   841,852
Putnam Growth: Voyager Portfolio (Class 2)                              59,488                   251,355
SunAmerica Balanced Portfolio (Class 2)                                412,455                 1,037,648
Technology Portfolio (Class 2)                                          64,419                   188,015
Telecom Utility Portfolio (Class 2)                                    149,922                   688,908
Worldwide High Income Portfolio (Class 2)                              216,866                   122,804
Foreign Value Portfolio (Class 3)                                    4,377,829                 1,652,351

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                  Cost of Shares            Proceeds from
               Variable Accounts                                     Acquired                Shares Sold
------------------------------------------------------            --------------            -------------
SUNAMERICA TRUST (continued):
Marsico Growth Portfolio (Class 3)                                $   1,156,644             $   328,220
MFS Total Return Portfolio (Class 3)                                  1,629,365                 294,455
Small & Mid Cap Value Portfolio (Class 3)                             3,600,926               2,170,196

VAN KAMPEN TRUST (Class II):
Comstock Portfolio                                                $  13,168,203             $ 1,375,659
Emerging Growth Portfolio                                               460,391                 911,960
Growth and Income Portfolio                                           8,320,627               1,107,629

AMERICAN SERIES (Class 2):
Global Growth Fund                                                $  11,292,978             $ 1,402,817
Growth Fund                                                          13,542,778               2,379,045
Growth-Income Fund                                                   24,518,660               3,061,375

LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                                       $  10,316,383             $ 1,578,775

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES

      A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2005, 2004, 2003, 2002, and 2001, follows:

                                   At December 31                                For the Year Ended December 31
                 -------------------------------------------------  -------------------------------------------------------
                                  Unit Fair Value                   Expense Ratio   Investment         Total Return
                                     Lowest to         Net Assets      Lowest         Income            Lowest to
     Year           Units            Highest ($)           ($)      to Highest(1)    Ratio(2)           Highest(3)
-------------    ----------      ------------------    -----------  -------------   ----------   --------------------------
Asset Allocation Portfolio (Class 1)
     2005         1,709,077      22.82  to    23.08     39,449,685  1.52% to 1.77%      3.00%       3.13%     to       3.39%
     2004         1,861,480      22.12  to    22.33     41,559,410  1.52% to 1.77%      2.78%       8.40%     to       8.67%
     2003         1,817,044      20.41  to    20.55     37,330,465  1.52% to 1.77%      3.68%      20.90%     to      21.21%
     2002         1,819,574      16.88  to    16.95     30,842,060  1.52% to 1.77%      3.80%      -9.16%     to      -8.94%
     2001         1,704,129      18.58  to    18.61     31,720,512  1.52% to 1.77%      3.32%      -4.45%     to      -4.29%

Capital Appreciation Portfolio (Class 1)
     2005         1,309,698      39.21  to    39.70     51,970,715  1.52% to 1.77%      0.29%       9.69%     to       9.96%
     2004         1,536,165      35.74  to    36.11     55,443,741  1.52% to 1.77%      0.00%       7.20%     to       7.46%
     2003         1,749,290      33.34  to    33.60     58,757,378  1.52% to 1.77%      0.00%      29.93%     to      30.26%
     2002         1,898,311      25.66  to    25.79     48,956,063  1.52% to 1.77%      0.00%     -24.02%     to     -23.83%
     2001         2,298,644      33.77  to    33.86     77,836,364  1.52% to 1.77%      0.23%     -14.14%     to     -13.91%

Government and Quality Bond Portfolio (Class 1)
     2005         1,710,736      16.95  to    17.16     29,337,870  1.52% to 1.77%      3.79%       0.84%     to       1.09%
     2004         1,874,357      16.80  to    16.97     31,800,648  1.52% to 1.77%      4.45%       1.59%     to       1.85%
     2003         2,763,639      16.54  to    16.66     46,045,205  1.52% to 1.77%      3.86%       0.72%     to       0.97%
     2002         3,803,165      16.42  to    16.50     62,758,317  1.52% to 1.77%      4.00%       7.39%     to       7.65%
     2001         2,922,739      15.29  to    15.33     44,802,958  1.52% to 1.77%      4.86%       5.05%     to       5.31%

Growth Portfolio (Class 1)
     2005           770,091      30.37  to    30.75     23,674,703  1.52% to 1.77%      0.87%       5.25%     to       5.51%
     2004           919,611      28.86  to    29.14     26,796,316  1.52% to 1.77%      0.55%       8.91%     to       9.18%
     2003         1,144,755      26.50  to    26.69     30,553,337  1.52% to 1.77%      0.55%      27.64%     to      27.96%
     2002         1,268,446      20.76  to    20.86     26,457,545  1.52% to 1.77%      0.36%     -23.53%     to     -23.34%
     2001         1,636,856      27.14  to    27.21     44,535,735  1.52% to 1.77%      0.15%     -14.60%     to     -14.40%

Natural Resources Portfolio (Class 1)
     2005           394,823      38.95  to    39.44     15,569,419  1.52% to 1.77%      0.50%      43.55%     to      43.91%
     2004           388,575      27.13  to    27.41     10,649,075  1.52% to 1.77%      0.75%      22.85%     to      23.16%
     2003           361,385      22.09  to    22.25      8,042,357  1.52% to 1.77%      0.79%      45.13%     to      45.50%
     2002           349,143      15.22  to    15.29      5,341,920  1.52% to 1.77%      0.77%       6.50%     to       6.75%
     2001           292,249      14.29  to    14.33      4,189,420  1.52% to 1.77%      0.40%      -2.83%     to      -2.58%

Asset Allocation Portfolio (Class 2)
     2005           632,724      22.71  to    22.94     14,507,019  1.52% to 1.77%      2.87%       2.98%     to       3.23%
     2004           658,798      22.05  to    22.22     14,632,435  1.52% to 1.77%      2.72%       8.22%     to       8.49%
     2003           509,803      20.38  to    20.48     10,437,157  1.52% to 1.77%      3.85%      20.73%     to      21.03%
     2002           392,502      16.88  to    16.92      6,639,959  1.52% to 1.77%      5.33%      -9.30%     to      -9.07%
     2001            57,026          -        18.61      1,061,141  1.52% to 1.77%      2.52%          -              -0.21%(4)

Capital Appreciation Portfolio (Class 2)
     2005           242,925      39.11  to    39.52      9,590,536  1.52% to 1.77%      0.16%       9.52%     to       9.80%
     2004           285,416      35.71  to    36.00     10,263,297  1.52% to 1.77%      0.00%       7.04%     to       7.31%
     2003           304,864      33.36  to    33.54     10,219,705  1.52% to 1.77%      0.00%      29.74%     to      30.07%
     2002           262,924      25.71  to    25.79      6,777,738  1.52% to 1.77%      0.00%     -24.13%     to     -23.95%
     2001            80,938      33.89  to    33.91      2,748,516  1.52% to 1.77%      0.11%      -4.20%(4)  to      -4.15%(4)

Government and Quality Bond Portfolio (Class 2)
     2005           926,936      16.87  to    17.05     15,780,028  1.52% to 1.77%      3.68%       0.69%     to       0.94%
     2004           979,588      16.76  to    16.89     16,527,943  1.52% to 1.77%      4.45%       1.44%     to       1.70%
     2003         1,275,308      16.52  to    16.61     21,170,412  1.52% to 1.77%      3.99%       0.57%     to       0.82%
     2002         1,463,361      16.43  to    16.47     24,097,698  1.52% to 1.77%      4.31%       7.23%     to       7.49%
     2001           269,288          -        15.32      4,125,974  1.52% to 1.77%      0.84%          -               2.71%(4)

Growth Portfolio (Class 2)
     2005           145,188      30.27  to    30.59      4,435,668  1.52% to 1.77%      0.74%       5.09%     to       5.35%
     2004           170,069      28.80  to    29.04      4,932,972  1.52% to 1.77%      0.44%       8.75%     to       9.02%
     2003           180,456      26.49  to    26.64      4,803,199  1.52% to 1.77%      0.42%      27.45%     to      27.77%
     2002           160,313      20.78  to    20.85      3,340,406  1.52% to 1.77%      0.28%     -23.64%     to     -23.45%
     2001            51,098      27.22  to    27.23      1,391,409  1.52% to 1.77%      0.08%      -2.67%(4)  to      -2.61%(4)

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                                   At December 31                                   For the Year Ended December 31
                 -------------------------------------------------  -------------------------------------------------------
                                  Unit Fair Value                   Expense Ratio   Investment         Total Return
                                     Lowest to         Net Assets       Lowest        Income            Lowest to
     Year          Units            Highest ($)           ($)       to Highest(1)    Ratio(2)           Highest(3)
-------------    ----------      ------------------    -----------  -------------   ----------   --------------------------
Natural Resources Portfolio(Class 2)

     2005           120,369      38.76  to    39.27      4,720,202  1.52% to 1.77%      0.40%      43.34%     to      43.70%
     2004           114,550      27.04  to    27.33      3,127,327  1.52% to 1.77%      0.67%      22.68%     to      22.98%
     2003            67,403      22.04  to    22.22      1,496,210  1.52% to 1.77%      0.67%      44.90%     to      45.26%
     2002            54,008      15.21  to    15.30        825,446  1.52% to 1.77%      0.88%       6.32%     to       6.59%
     2001            10,322      14.31  to    14.35        148,074  1.52% to 1.77%      0.08%      -2.34%(4)  to      -2.05%(4)

Aggressive Growth Portfolio (Class 1)
     2005           732,451      15.59  to    15.78     11,555,012  1.52% to 1.77%      0.00%       6.83%     to       7.10%
     2004           922,711      14.59  to    14.73     13,592,414  1.52% to 1.77%      0.00%      14.73%     to      15.02%
     2003         1,003,213      12.72  to    12.81     12,854,156  1.52% to 1.77%      0.00%      26.21%     to      26.52%
     2002         1,117,149      10.08  to    10.12     11,313,236  1.52% to 1.77%      0.24%     -26.01%     to     -25.83%
     2001         1,552,053      13.62  to    13.65     21,189,461  1.52% to 1.77%      0.51%     -32.85%     to     -32.71%

Alliance Growth Portfolio (Class 1)
     2005         1,281,217      32.99  to    33.40     42,795,451  1.52% to 1.77%      0.38%      14.58%     to      14.86%
     2004         1,648,690      28.79  to    29.08     47,943,832  1.52% to 1.77%      0.30%       6.05%     to       6.31%
     2003         2,112,640      27.15  to    27.35     57,786,859  1.52% to 1.77%      0.25%      23.61%     to      23.91%
     2002         2,518,811      21.97  to    22.08     55,602,247  1.52% to 1.77%      0.25%     -32.50%     to     -32.33%
     2001         3,492,988      32.54  to    32.62    113,942,816  1.52% to 1.77%      0.00%     -15.50%     to     -15.29%

Blue Chip Growth Portfolio (Class 1)
     2005           333,366       5.98  to     6.06      2,013,054  1.52% to 1.77%      0.56%       0.75%     to       1.00%
     2004           369,387       5.94  to     6.00      2,211,082  1.52% to 1.77%      0.15%       3.39%     to       3.65%
     2003           408,000       5.74  to     5.78      2,358,672  1.52% to 1.77%      0.17%      23.80%     to      24.11%
     2002           243,968       4.64  to     4.66      1,137,508  1.52% to 1.77%      0.34%     -30.53%     to     -30.35%
     2001            99,649       6.67  to     6.69        667,152  1.52% to 1.77%      0.15%     -22.11%     to     -21.91%

Cash Management Portfolio (Class 1)
     2005         1,058,607      12.84  to    13.00     13,754,080  1.52% to 1.77%      0.95%       0.99%     to       1.24%
     2004         1,265,726      12.71  to    12.84     16,240,073  1.52% to 1.77%      0.57%      -0.95%     to      -0.70%
     2003         1,814,446      12.83  to    12.93     23,455,013  1.52% to 1.77%      1.51%      -1.10%     to      -0.85%
     2002         7,142,411      12.98  to    13.04     93,136,320  1.52% to 1.77%      4.10%      -0.38%     to      -0.15%
     2001        15,542,980      13.03  to    13.06    203,021,245  1.52% to 1.77%      3.48%       1.84%     to       2.10%

Corporate Bond Portfolio (Class 1)
     2005         1,113,962      17.00  to    17.22     19,171,741  1.52% to 1.77%      4.61%       0.12%     to       0.37%
     2004         1,061,322      16.98  to    17.15     18,199,364  1.52% to 1.77%      5.04%       4.95%     to       5.21%
     2003         1,108,717      16.18  to    16.30     18,071,473  1.52% to 1.77%      5.82%       9.98%     to      10.25%
     2002         1,291,841      14.71  to    14.79     19,100,166  1.52% to 1.77%      6.29%       5.57%     to       5.84%
     2001         1,311,993      13.93  to    13.97     18,330,668  1.52% to 1.77%      6.05%       5.63%     to       5.93%

Davis Venture Value Portfolio (Class 1)
     2005         2,784,060      33.94  to    34.37     95,671,801  1.52% to 1.77%      0.98%       8.67%     to       8.94%
     2004         3,166,140      31.23  to    31.55     99,875,452  1.52% to 1.77%      0.87%      11.52%     to      11.80%
     2003         3,493,658      28.00  to    28.22     98,574,612  1.52% to 1.77%      0.87%      30.78%     to      31.11%
     2002         3,902,961      21.41  to    21.52     83,994,952  1.52% to 1.77%      0.58%     -18.20%     to     -18.00%
     2001         4,562,437      26.18  to    26.25    119,738,566  1.52% to 1.77%      0.49%     -12.90%     to     -12.67%

"Dogs" of Wall Street Portfolio (Class 1)
     2005           446,784      10.77  to    10.91      4,872,471  1.52% to 1.77%      2.41%      -4.44%     to      -4.20%
     2004           570,222      11.27  to    11.38      6,490,904  1.52% to 1.77%      2.28%       7.70%     to       7.97%
     2003           745,098      10.47  to    10.54      7,855,992  1.52% to 1.77%      2.69%      17.92%     to      18.21%
     2002           859,939       8.88  to     8.92      7,671,093  1.52% to 1.77%      1.83%      -8.19%     to      -7.97%
     2001           801,118       9.67  to     9.69      7,764,938  1.52% to 1.77%      2.24%       5.98%     to       6.24%

Federated American Leaders Portfolio (Class 1)
     2005           811,260      17.92  to    18.15     14,719,671  1.52% to 1.77%      1.50%       2.84%     to       3.09%
     2004         1,019,847      17.42  to    17.60     17,949,823  1.52% to 1.77%      1.37%       7.97%     to       8.23%
     2003         1,276,518      16.14  to    16.26     20,759,570  1.52% to 1.77%      1.60%      25.34%     to      25.65%
     2002         1,449,533      12.87  to    12.94     18,761,073  1.52% to 1.77%      1.07%     -21.18%     to     -20.98%
     2001         1,385,639      16.33  to    16.38     22,697,145  1.52% to 1.77%      1.35%      -4.08%     to      -3.81%

Global Bond Portfolio (Class 1)
     2005           326,140      17.38  to    17.60      5,740,029  1.52% to 1.77%      3.27%       2.75%     to       3.01%
     2004           299,647      16.92  to    17.09      5,119,933  1.52% to 1.77%      0.00%       2.14%     to       2.40%
     2003           302,321      16.56  to    16.69      5,044,861  1.52% to 1.77%      0.00%       1.74%     to       1.99%
     2002           365,649      16.28  to    16.36      5,982,481  1.52% to 1.77%      1.57%       4.09%     to       4.36%
     2001           426,986      15.64  to    15.68      6,694,239  1.52% to 1.77%      9.02%       3.17%     to       3.43%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                                   At December 31                                For the Year Ended December 31
                 -------------------------------------------------  -------------------------------------------------------
                                  Unit Fair Value                   Expense Ratio   Investment         Total Return
                                     Lowest to          Net Assets      Lowest        Income            Lowest to
     Year          Units            Highest ($)            ($)      to Highest(1)    Ratio(2)           Highest(3)
-------------    ----------      ------------------    -----------  -------------   ----------   --------------------------
Global Equities Portfolio (Class 1)
     2005           450,840      19.47  to    19.71      8,886,211  1.52% to 1.77%      0.26%      13.76%     to      14.04%
     2004           603,511      17.11  to    17.28     10,431,085  1.52% to 1.77%      0.30%       9.91%     to      10.18%
     2003           798,239      15.57  to    15.69     12,522,084  1.52% to 1.77%      0.24%      24.31%     to      24.62%
     2002           937,858      12.52  to    12.59     11,805,427  1.52% to 1.77%      0.00%     -28.13%     to     -27.95%
     2001         1,343,928      17.42  to    17.47     23,471,176  1.52% to 1.77%      0.10%     -19.53%     to     -19.31%

Goldman Sachs Research Portfolio (Class 1)
     2005           131,328       7.03  to     7.12        933,780  1.52% to 1.77%      0.45%       1.79%     to       2.04%
     2004           198,382       6.90  to     6.97      1,383,247  1.52% to 1.77%      0.00%      11.03%     to      11.31%
     2003           175,109       6.22  to     6.27      1,096,781  1.52% to 1.77%      0.00%      23.03%     to      23.34%
     2002           243,191       5.05  to     5.08      1,234,352  1.52% to 1.77%      0.00%     -29.35%     to     -29.17%
     2001           211,955       7.15  to     7.17      1,519,774  1.52% to 1.77%      0.00%     -26.51%     to     -26.32%

Growth-Income Portfolio (Class 1)
     2005         1,653,919      29.56  to    29.92     49,488,438  1.52% to 1.77%      0.55%       5.32%     to       5.58%
     2004         2,099,731      28.06  to    28.34     59,506,544  1.52% to 1.77%      0.67%       9.58%     to       9.85%
     2003         2,588,602      25.61  to    25.80     66,783,758  1.52% to 1.77%      0.99%      23.44%     to      23.75%
     2002         3,060,313      20.75  to    20.85     63,804,005  1.52% to 1.77%      0.82%     -22.53%     to     -22.34%
     2001         3,764,146      26.78  to    26.85    101,054,532  1.52% to 1.77%      0.73%     -17.38%     to     -17.18%

Growth Opportunities Portfolio (Class 1)
     2005           177,352       5.02  to     5.07        899,257  1.52% to 1.77%      0.00%       5.77%     to       6.03%
     2004           170,777       4.74  to     4.79        816,797  1.52% to 1.77%      0.00%       4.31%     to       4.57%
     2003           243,861       4.55  to     4.58      1,115,653  1.52% to 1.77%      0.00%      32.60%     to      32.94%
     2002           151,238       3.43  to     3.44        520,328  1.52% to 1.77%      0.00%     -40.86%     to     -40.71%
     2001            58,666       5.80  to     5.81        340,833  1.52% to 1.77%      0.01%     -34.33%     to     -34.23%

High-Yield Bond Portfolio (Class 1)
     2005           938,109      18.45  to    18.66     17,498,426  1.52% to 1.77%      9.17%       6.96%     to       7.23%
     2004         1,051,574      17.25  to    17.40     18,293,900  1.52% to 1.77%      8.51%      15.40%     to      15.69%
     2003         1,439,921      14.95  to    15.04     21,653,336  1.52% to 1.77%      8.09%      29.25%     to      29.58%
     2002         1,098,859      11.56  to    11.61     12,751,578  1.52% to 1.77%     15.59%      -7.40%     to      -7.23%
     2001         1,219,078      12.49  to    12.51     15,249,056  1.52% to 1.77%     12.10%      -5.94%     to      -5.78%

International Diversified Equities Portfolio (Class 1)
     2005         1,463,527      11.83  to    11.98     17,524,558  1.52% to 1.77%      1.44%      11.78%     to      12.06%
     2004         2,019,527      10.58  to    10.69     21,579,726  1.52% to 1.77%      2.09%      14.45%     to      14.73%
     2003         2,266,979       9.25  to     9.31     21,112,175  1.52% to 1.77%      4.18%      29.49%     to      29.81%
     2002         2,589,680       7.14  to     7.17     18,579,816  1.52% to 1.77%      0.00%     -29.74%     to     -29.63%
     2001         2,972,384      10.16  to    10.20     30,302,991  1.52% to 1.77%      0.00%     -25.36%     to     -25.11%

International Growth and Income Portfolio (Class 1)
     2005           695,392      14.93  to    15.12     10,511,534  1.52% to 1.77%      0.87%      12.28%     to      12.56%
     2004           741,887      13.29  to    13.43      9,962,436  1.52% to 1.77%      1.14%      18.74%     to      19.04%
     2003           451,670      11.19  to    11.28      5,094,820  1.52% to 1.77%      1.15%      34.52%     to      34.86%
     2002           373,747       8.32  to     8.37      3,126,169  1.52% to 1.77%      0.64%     -22.32%     to     -22.12%
     2001           553,704      10.71  to    10.74      5,949,244  1.52% to 1.77%      0.75%     -23.60%     to     -23.39%

Marsico Growth Portfolio (Class 1)
     2005           216,259                   11.41      2,468,324           1.52%      0.00%                          9.04%
     2004           126,389                   10.47      1,322,963           1.52%      0.00%                          9.57%
     2003           172,556                    9.55      1,648,397           1.52%      0.00%                          8.54%(7)
     2002                 -                       -              -              -          -                              -
     2001                 -                       -              -              -          -                              -

MFS Massachusetts Investors Trust Portfolio (Class 1)
     2005           222,659      20.82  to    21.07      4,690,439  1.52% to 1.77%      0.74%       5.83%     to       6.10%
     2004           285,397      19.67  to    19.86      5,666,811  1.52% to 1.77%      0.79%       9.90%     to      10.17%
     2003           359,180      17.90  to    18.03      6,474,026  1.52% to 1.77%      0.86%      20.34%     to      20.64%
     2002           334,178      14.87  to    14.94      4,992,265  1.52% to 1.77%      0.86%     -22.37%     to     -22.18%
     2001           211,535      19.16  to    19.20      4,061,461  1.52% to 1.77%      0.95%     -17.50%     to     -17.31%

MFS Mid-Cap Growth Portfolio (Class 1)
     2005           505,207      10.64  to    10.78      5,443,436  1.52% to 1.77%      0.00%       1.38%     to       1.63%
     2004           673,222      10.50  to    10.61      7,137,248  1.52% to 1.77%      0.00%      12.09%     to      12.37%
     2003         1,436,694       9.37  to     9.44     13,558,142  1.52% to 1.77%      0.00%      34.83%     to      35.17%
     2002           442,817       6.95  to     6.98      3,090,861  1.52% to 1.77%      0.00%     -48.10%     to     -47.97%
     2001           361,427      13.38  to    13.42      4,841,098  1.52% to 1.77%      0.00%     -23.98%     to     -23.78%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                             At December 31                                      For the Year Ended December 31
                 -------------------------------------------------  -------------------------------------------------------
                                  Unit Fair Value                   Expense Ratio   Investment         Total Return
                                     Lowest to         Net Assets      Lowest         Income            Lowest to
     Year          Units             Highest ($)           ($)      to Highest(1)    Ratio(2)           Highest(3)
-------------    ----------      ------------------    -----------  -------------   ----------   --------------------------
MFS Total Return Portfolio (Class 1)
     2005           883,403      25.17  to    25.47     22,483,274  1.52% to 1.77%      2.57%       1.24%     to       1.49%
     2004           383,733      24.86  to    25.10      9,624,359  1.52% to 1.77%      0.24%       9.35%     to       9.63%
     2003           115,723      22.73  to    22.89      2,648,877  1.52% to 1.77%      5.65%       7.49%(7)  to       7.60%(7)
     2002                 -          -            -              -              -          -           -                  -
     2001                 -          -            -              -              -          -           -                  -

Putnam Growth: Voyager Portfolio (Class 1)
     2005            84,707      18.03  to    18.25      1,544,845  1.52% to 1.77%      0.57%       4.21%     to       4.47%
     2004           104,867      17.30  to    17.47      1,831,283  1.52% to 1.77%      0.13%       3.16%     to       3.42%
     2003           125,624      16.77  to    16.90      2,121,839  1.52% to 1.77%      0.30%      21.84%     to      22.15%
     2002           103,344      13.76  to    13.83      1,429,198  1.52% to 1.77%      0.18%     -27.75%     to     -27.57%
     2001            89,684      19.05  to    19.10      1,711,332  1.52% to 1.77%      0.00%     -25.46%     to     -25.27%

SunAmerica Balanced Portfolio (Class 1)
     2005         1,336,687      14.83  to    15.02     20,072,862  1.52% to 1.77%      2.39%       0.11%     to       0.36%
     2004         1,601,676      14.82  to    14.96     23,966,709  1.52% to 1.77%      1.45%       4.90%     to       5.16%
     2003         1,950,565      14.13  to    14.23     27,754,270  1.52% to 1.77%      2.24%      13.10%     to      13.38%
     2002         2,317,912      12.49  to    12.55     29,089,627  1.52% to 1.77%      2.40%     -16.66%     to     -16.45%
     2001         2,990,225      14.99  to    15.02     44,918,248  1.52% to 1.77%      2.10%     -14.65%     to     -14.45%

Technology Portfolio (Class 1)
     2005           562,283       2.38  to     2.41      1,356,618  1.52% to 1.77%      0.00%      -1.96%     to      -1.71%
     2004           521,200       2.43  to     2.45      1,279,431  1.52% to 1.77%      0.00%      -4.24%     to      -4.00%
     2003         3,610,499       2.54  to     2.56      9,232,282  1.52% to 1.77%      0.00%      48.11%     to      48.49%
     2002           486,701       1.71  to     1.72        838,001  1.52% to 1.77%      0.00%     -50.24%     to     -50.12%
     2001           460,470       3.44  to     3.45      1,589,148  1.52% to 1.77%      0.00%     -48.54%     to     -48.41%

Telecom Utility Portfolio (Class 1)
     2005           323,476      12.04  to    12.19      3,942,767  1.52% to 1.77%      4.09%       4.65%     to       4.91%
     2004           406,629      11.51  to    11.62      4,724,402  1.52% to 1.77%      4.99%      14.73%     to      15.01%
     2003           475,336      10.03  to    10.10      4,801,978  1.52% to 1.77%      5.97%      16.69%     to      16.98%
     2002           581,045       8.60  to     8.64      5,018,178  1.52% to 1.77%      8.65%     -25.11%     to     -24.92%
     2001           741,721      11.48  to    11.50      8,531,764  1.52% to 1.77%      3.29%     -15.21      to     -15.02%

Worldwide High Income Portfolio (Class 1)
     2005           241,396      19.61  to    19.82      4,784,459  1.52% to 1.77%      8.03%       5.43%     to       5.69%
     2004           226,819      18.60  to    18.75      4,253,902  1.52% to 1.77%      5.84%       7.50%     to       7.77%
     2003           281,390      17.31  to    17.40      4,896,916  1.52% to 1.77%      7.87%      23.73%     to      24.04%
     2002           258,329      13.99  to    14.03      3,624,287  1.52% to 1.77%     13.13%      -2.04%     to      -1.89%
     2001           305,792      14.28  to    14.30      4,372,738  1.52% to 1.77%     12.68%      -4.84%     to      -4.70%

Aggressive Growth Portfolio (Class 2)
     2005            95,538      15.50  to    15.66      1,494,884  1.52% to 1.77%      0.00%       6.67%     to       6.93%
     2004            65,953      14.53  to    14.64        964,497  1.52% to 1.77%      0.00%      14.56%     to      14.85%
     2003            73,033      12.68  to    12.75        930,256  1.52% to 1.77%      0.00%      26.02%     to      26.34%
     2002            53,937      10.06  to    10.09        543,640  1.52% to 1.77%      0.20%     -26.13%     to     -25.94%
     2001            30,122      13.62  to    13.63        410,460  1.52% to 1.77%      0.32%     -14.71%(4)  to     -14.67%(4)

Alliance Growth Portfolio (Class 2)
     2005           164,368      32.65  to    33.04      5,425,614  1.52% to 1.77%      0.25%      14.40%     to      14.69%
     2004           203,970      28.54  to    28.81      5,868,617  1.52% to 1.77%      0.18%       5.89%     to       6.15%
     2003           261,710      26.95  to    27.14      7,096,843  1.52% to 1.77%      0.11%      23.42%     to      23.73%
     2002           268,496      21.84  to    21.94      5,885,748  1.52% to 1.77%      0.18%     -32.60%     to     -32.43%
     2001           118,835      32.40  to    32.46      3,856,628  1.52% to 1.77%      0.00%      -1.19%(4)  to      -0.99%(4)

Blue Chip Growth Portfolio (Class 2)
     2005           289,730       5.97  to     6.03      1,744,847  1.52% to 1.77%      0.42%       0.59%     to       0.85%
     2004           340,068       5.93  to     5.98      2,031,020  1.52% to 1.77%      0.04%       3.24%     to       3.50%
     2003           287,107       5.74  to     5.78      1,657,131  1.52% to 1.77%      0.03%      23.62%     to      23.93%
     2002           246,669       4.65  to     4.66      1,149,331  1.52% to 1.77%      0.24%     -30.60%     to     -30.43%
     2001            43,464          -         6.70        291,208  1.52% to 1.77%      0.02%          -              -7.00%(4)

Cash Management Portfolio (Class 2)
     2005           301,237      12.79  to    12.91      3,886,999  1.52% to 1.77%      0.93%       0.84%     to       1.09%
     2004           368,914      12.69  to    12.78      4,710,091  1.52% to 1.77%      0.43%      -1.10%     to      -0.85%
     2003           782,500      12.83  to    12.89     10,079,546  1.52% to 1.77%      1.24%      -1.24%     to      -0.99%
     2002         2,818,806      12.99  to    13.01     36,683,427  1.52% to 1.77%      3.84%      -0.54%     to      -0.38%
     2001           702,744                   13.06      9,177,825  1.52% to 1.77%      1.33%       0.55%     to       0.60%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                             At December 31                                      For the Year Ended December 31
                 -------------------------------------------------  -------------------------------------------------------
                                  Unit Fair Value                   Expense Ratio   Investment         Total Return
                                     Lowest to         Net Assets      Lowest         Income            Lowest to
     Year          Units            Highest ($)            ($)      to Highest(1)    Ratio (2)          Highest(3)
-------------    ----------      ------------------    -----------  -------------   ----------   --------------------------
Corporate Bond Portfolio (Class 2)
     2005           494,041      16.92  to    17.11      8,445,958  1.52% to 1.77%      4.35%      -0.03%     to       0.22%
     2004           522,137      16.92  to    17.08      8,908,234  1.52% to 1.77%      5.23%       4.79%     to       5.05%
     2003           474,210      16.15  to    16.26      7,703,950  1.52% to 1.77%      5.80%       9.81%     to      10.09%
     2002           416,753      14.71  to    14.77      6,151,038  1.52% to 1.77%      7.41%       5.41%     to       5.68%
     2001            98,221      13.95  to    13.97      1,372,077  1.52% to 1.77%      4.97%       2.12%(4)  to       2.26%(4)

Davis Venture Value Portfolio (Class 2)
     2005           560,861      33.73  to    34.12     19,113,671  1.52% to 1.77%      0.85%       8.51%     to       8.78%
     2004           632,399      31.09  to    31.36     19,815,020  1.52% to 1.77%      0.78%      11.36%     to      11.64%
     2003           641,569      27.92  to    28.09     18,012,272  1.52% to 1.77%      0.76%      30.59%     to      30.92%
     2002           594,933      21.38  to    21.46     12,762,108  1.52% to 1.77%      0.54%     -18.32%     to     -18.12%
     2001           294,915      26.17  to    26.21      7,727,583  1.52% to 1.77%      0.36%      -3.52%(4)  to      -3.40%(4)

"Dogs" of Wall Street Portfolio (Class 2)
     2005           200,070      10.72  to    10.85      2,169,850  1.52% to 1.77%      2.27%      -4.58%     to      -4.35%
     2004           233,945      11.24  to    11.35      2,652,515  1.52% to 1.77%      2.37%       7.55%     to       7.82%
     2003           224,191      10.45  to    10.53      2,358,148  1.52% to 1.77%      2.82%      17.75%     to      18.05%
     2002           151,528       8.87  to     8.92      1,350,248  1.52% to 1.77%      1.57%      -8.32%     to      -8.11%
     2001            37,668       9.68  to     9.70        365,373  1.52% to 1.77%      2.32%       3.24%(4)  to       3.48%(4)

Federated American Leaders Portfolio (Class 2)
     2005           148,901      17.86  to    18.04      2,681,749  1.52% to 1.77%      1.28%       2.68%     to       2.94%
     2004           188,035      17.39  to    17.52      3,289,363  1.52% to 1.77%      1.32%       7.80%     to       8.07%
     2003           211,739      16.13  to    16.22      3,428,957  1.52% to 1.77%      1.47%      25.15%     to      25.47%
     2002           213,142      12.89  to    12.92      2,752,682  1.52% to 1.77%      1.07%     -21.30%     to     -21.10%
     2001            84,376          -        16.38      1,381,992  1.52% to 1.77%      0.96%          -              -2.96%(4)

Global Bond Portfolio (Class 2)
     2005           124,612      17.29  to    17.48      2,176,850  1.52% to 1.77%      3.02%       2.60%     to       2.86%
     2004           129,368      16.85  to    16.99      2,196,496  1.52% to 1.77%      0.00%       1.99%     to       2.24%
     2003            97,488      16.52  to    16.62      1,620,003  1.52% to 1.77%      0.00%       1.59%     to       1.84%
     2002            86,188      16.26  to    16.32      1,406,743  1.52% to 1.77%      1.95%       3.90%     to       4.21%
     2001            30,631      15.65  to    15.66        479,715  1.52% to 1.77%      6.15%       1.21%(4)  to       1.30%(4)

Global Equities Portfolio (Class 2)
     2005            54,947      19.37  to    19.59      1,075,321  1.52% to 1.77%      0.14%      13.59%     to      13.87%
     2004            57,534      17.05  to    17.20        989,595  1.52% to 1.77%      0.17%       9.74%     to      10.02%
     2003            96,101      15.53  to    15.64      1,502,424  1.52% to 1.77%      0.10%      24.10%     to      24.41%
     2002            56,535      12.52  to    12.57        709,962  1.52% to 1.77%      0.00%     -28.25%     to     -28.08%
     2001            22,443      17.45  to    17.48        392,056  1.52% to 1.77%      0.04%      -2.99%(4)  to      -2.83%(4)

Goldman Sachs Research Portfolio (Class 2)
     2005            66,305       7.00  to     7.07        468,606  1.52% to 1.77%      0.31%       1.63%     to       1.89%
     2004           110,266       6.89  to     6.94        764,980  1.52% to 1.77%      0.00%      10.87%     to      11.15%
     2003           116,258       6.21  to     6.25        725,807  1.52% to 1.77%      0.00%      22.84%     to      23.15%
     2002           115,213       5.06  to     5.07        584,113  1.52% to 1.77%      0.00%     -29.46%     to     -29.27%
     2001            43,829          -         7.17        314,270  1.52% to 1.77%      0.00%          -             -11.50%(4)

Growth-Income Portfolio (Class 2)
     2005           197,033      29.39  to    29.69      5,845,431  1.52% to 1.77%      0.42%       5.16%     to       5.43%
     2004           241,324      27.95  to    28.17      6,791,085  1.52% to 1.77%      0.56%       9.41%     to       9.68%
     2003           284,553      25.55  to    25.68      7,301,834  1.52% to 1.77%      0.90%      23.25%     to      23.56%
     2002           307,048      20.73  to    20.78      6,378,583  1.52% to 1.77%      1.07%     -22.65%     to     -22.45%
     2001           116,408      26.79  to    26.80      3,119,582  1.52% to 1.77%      0.60%      -7.22%(4)  to      -7.19%(4)

Growth Opportunities Portfolio (Class 2)
     2005           125,429       4.99  to     5.05        632,436  1.52% to 1.77%      0.00%       5.61%     to       5.87%
     2004           167,497       4.73  to     4.77        797,141  1.52% to 1.77%      0.00%       4.16%     to       4.42%
     2003           185,372       4.54  to     4.57        845,376  1.52% to 1.77%      0.00%      32.42%     to      32.75%
     2002           125,229       3.43  to     3.44        430,290  1.52% to 1.77%      0.00%     -40.97%     to     -40.78%
     2001            35,767       5.80  to     5.81        207,801  1.52% to 1.77%      0.01%      -7.21%(4)  to      -7.07%(4)

High-Yield Bond Portfolio (Class 2)
     2005           249,858      18.34  to    18.54      4,629,074  1.52% to 1.77%      8.50%       6.80%     to       7.07%
     2004           314,348      17.17  to    17.32      5,438,765  1.52% to 1.77%      8.69%      15.23%     to      15.52%
     2003           380,406      14.90  to    14.99      5,699,533  1.52% to 1.77%      6.73%      29.07%     to      29.39%
     2002           243,601      11.55  to    11.58      2,821,119  1.52% to 1.77%     25.41%      -7.60%     to      -7.37%
     2001            28,211      12.49  to    12.51        352,767  1.52% to 1.77%      9.28%      -5.14%(4)  to      -5.06%(4)

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                             At December 31                                      For the Year Ended December 31
                 -------------------------------------------------  -------------------------------------------------------
                                  Unit Fair Value                   Expense Ratio   Investment        Total Return
                                     Lowest to         Net Assets      Lowest         Income            Lowest to
     Year           Units           Highest ($)           ($)       to Highest(1)    Ratio(2)           Highest(3)
-------------    ----------      ------------------    -----------  -------------   ----------   --------------------------
International Diversified Equities Portfolio (Class 2)
     2005           262,842      11.77  to    11.91      3,127,084  1.52% to 1.77%      1.32%      11.62%     to      11.90%
     2004           309,882      10.55  to    10.64      3,295,231  1.52% to 1.77%      1.98%      14.28%     to      14.57%
     2003           354,198       9.23  to     9.29      3,288,176  1.52% to 1.77%      3.46%      29.27%     to      29.56%
     2002           255,125       7.14  to     7.17      1,825,841  1.52% to 1.77%      0.00%     -29.81%     to     -29.79%
     2001            53,278      10.17  to    10.22        544,729  1.52% to 1.77%      0.00%      -8.60%(4)  to      -8.17%(4)

International Growth and Income Portfolio (Class 2)
     2005           255,932      14.89  to    15.04      3,848,015  1.52% to 1.77%      0.73%      12.12%     to      12.39%
     2004           264,321      13.29  to    13.39      3,536,280  1.52% to 1.77%      1.18%      18.56%     to      18.86%
     2003           269,555      11.21  to    11.26      3,033,045  1.52% to 1.77%      1.23%      34.32%     to      34.65%
     2002           292,761       8.34  to     8.36      2,446,430  1.52% to 1.77%      1.12%     -22.37%     to     -22.21%
     2001            78,808          -        10.75        847,233  1.52% to 1.77%      0.40%          -              -5.50%(4)

MFS Massachusetts Investors Trust Portfolio (Class 2)
     2005           121,774      20.74  to    20.96      2,549,607  1.52% to 1.77%      0.58%       5.68%     to       5.94%
     2004           169,321      19.63  to    19.79      3,347,593  1.52% to 1.77%      0.68%       9.73%     to      10.01%
     2003           222,888      17.89  to    17.99      4,007,299  1.52% to 1.77%      0.77%      20.16%     to      20.46%
     2002           164,480      14.89  to    14.93      2,455,307  1.52% to 1.77%      0.86%     -22.49%     to     -22.30%
     2001            50,841      19.20  to    19.22        976,971  1.52% to 1.77%      0.62%      -5.01%(4)  to      -4.94%(4)

MFS Mid-Cap Growth Portfolio (Class 2)
     2005           291,595      10.59  to    10.70      3,117,166  1.52% to 1.77%      0.00%       1.22%     to       1.48%
     2004           348,528      10.46  to    10.55      3,672,275  1.52% to 1.77%      0.00%      11.92%     to      12.20%
     2003           366,304       9.35  to     9.40      3,441,323  1.52% to 1.77%      0.00%      34.63%     to      34.97%
     2002           325,138       6.94  to     6.97      2,263,955  1.52% to 1.77%      0.00%     -48.18%     to     -48.04%
     2001           112,406      13.40  to    13.41      1,506,931  1.52% to 1.77%      0.00%     -12.03%(4)  to     -11.95%(4)

Putnam Growth: Voyager Portfolio (Class 2)
     2005            16,278      17.94  to    18.12        294,394  1.52% to 1.77%      0.40%       4.05%     to       4.31%
     2004            27,482      17.24  to    17.37        476,384  1.52% to 1.77%      0.00%       3.00%     to       3.26%
     2003            37,017      16.73  to    16.82        621,956  1.52% to 1.77%      0.11%      21.66%     to      21.97%
     2002            49,321      13.76  to    13.79        679,855  1.52% to 1.77%      0.09%     -27.85%     to     -27.67%
     2001            26,195          -        19.07        499,507  1.52% to 1.77%      0.00%          -              -9.49%(4)

SunAmerica Balanced Portfolio (Class 2)
     2005           305,635      14.76  to    14.91      4,555,353  1.52% to 1.77%      2.24%      -0.04%     to       0.21%
     2004           350,674      14.77  to    14.88      5,215,881  1.52% to 1.77%      1.38%       4.75%     to       5.01%
     2003           386,470      14.10  to    14.17      5,474,919  1.52% to 1.77%      2.19%      12.93%     to      13.21%
     2002           379,274      12.49  to    12.52      4,746,806  1.52% to 1.77%      3.62%     -16.79%     to     -16.58%
     2001           110,668          -        15.00      1,660,604  1.52% to 1.77%      1.62%          -              -3.98%(4)

Technology Portfolio (Class 2)
     2005           157,276       2.37  to     2.40        376,715  1.52% to 1.77%      0.00%      -2.11%     to      -1.86%
     2004           207,528       2.43  to     2.44        506,180  1.52% to 1.77%      0.00%      -4.38%     to      -4.14%
     2003           255,787       2.54  to     2.55        651,104  1.52% to 1.77%      0.00%      47.93%     to      48.30%
     2002           205,027       1.71  to     1.72        352,138  1.52% to 1.77%      0.00%     -50.32%     to     -50.19%
     2001            87,433          -         3.45        301,774  1.52% to 1.77%      0.00%          -             -14.15%(4)

Telecom Utility Portfolio (Class 2)
     2005            71,448      12.01  to    12.12        865,440  1.52% to 1.77%      3.65%       4.50%     to       4.76%
     2004           118,357      11.50  to    11.57      1,369,218  1.52% to 1.77%      4.71%      14.56%     to      14.84%
     2003           148,520      10.04  to    10.08      1,496,332  1.52% to 1.77%      6.27%      16.52%     to      16.80%
     2002           137,876       8.61  to     8.63      1,189,346  1.52% to 1.77%     12.45%     -25.21%     to     -25.03%
     2001            29,036      11.51  to    11.52        334,157  1.52% to 1.77%      4.01%     -10.43%(4)  to     -10.36%(4)

Worldwide High Income Portfolio (Class 2)
     2005            40,212      19.47  to    19.69        790,901  1.52% to 1.77%      8.07%       5.27%     to       5.54%
     2004            37,853      18.50  to    18.66        705,583  1.52% to 1.77%      6.97%       7.34%     to       7.61%
     2003            35,399      17.23  to    17.34        613,576  1.52% to 1.77%      8.89%      23.55%     to      23.86%
     2002            15,407      13.95  to    14.00        215,603  1.52% to 1.77%     17.76%      -2.36%     to      -2.11%
     2001             2,308      14.29  to    14.30         32,990  1.52% to 1.77%     13.04%      -1.40%(4)  to      -1.31%(4)

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                             At December 31                                      For the Year Ended December 31
                 -------------------------------------------------  -------------------------------------------------------
                                  Unit Fair Value                   Expense Ratio   Investment         Total Return
                                     Lowest to         Net Assets      Lowest         Income            Lowest to
     Year          Units            Highest ($)            ($)      to Highest(1)    Ratio(2)           Highest(3)
-------------    ----------      ------------------    -----------  -------------   ----------   --------------------------
Foreign Value Portfolio (Class 3)
     2005           722,329      15.77  to    15.92     11,494,446  1.52% to 1.77%      0.00%       8.00%     to       8.28%
     2004           529,583      14.60  to    14.70      7,783,823  1.52% to 1.77%      2.52%      17.66%     to      17.96%
     2003            49,159      12.41  to    12.46        612,607  1.52% to 1.77%      0.06%      17.90%(7)  to      18.03%(7)
     2002                 -          -            -              -              -          -           -                  -
     2001                 -          -            -              -              -          -           -                  -

Marsico Growth Portfolio (Class 3)
     2005           174,799      11.20  to    11.30      1,973,376  1.52% to 1.77%      0.00%       8.50%     to       8.77%
     2004            95,736      10.32  to    10.39        993,766  1.52% to 1.77%      0.00%       9.03%     to       9.30%
     2003            33,342       9.47  to     9.51        316,852  1.52% to 1.77%      0.00%       8.31%(7)  to       8.42%(7)
     2002                 -          -            -              -              -          -           -                  -
     2001                 -          -            -              -              -          -           -                  -

MFS Total Return Portfolio (Class 3)
     2005           184,693      25.00  to    25.24      4,654,789  1.52% to 1.77%      2.03%       0.99%     to       1.24%
     2004           139,747      24.76  to    24.93      3,481,876  1.52% to 1.77%      0.23%       9.09%     to       9.36%
     2003            37,970      22.70  to    22.80        865,443  1.52% to 1.77%      3.68%       7.38%(7)  to       7.49%(7)
     2002                 -          -            -              -              -          -           -                  -
     2001                 -          -            -              -              -          -           -                  -

Small & Mid Cap Value Portfolio (Class 3)
     2005           795,443      16.27  to    16.43     13,065,938  1.52% to 1.77%      0.00%       3.93%     to       4.20%
     2004           699,209      15.66  to    15.77     11,024,742  1.52% to 1.77%      0.92%      15.76%     to      16.05%
     2003            56,336      13.53  to    13.59        765,442  1.52% to 1.77%      0.01%      18.17%(7)  to      18.30%(7)
     2002                 -          -            -              -              -          -           -                  -
     2001                 -          -            -              -              -          -           -                  -

Comstock Portfolio (Class II)
     2005         1,838,626      12.25  to    12.37     22,730,013  1.52% to 1.77%      0.75%       2.28%     to       2.54%
     2004           881,182      11.98  to    12.06     10,623,196  1.52% to 1.77%      0.67%      15.37%     to      15.66%
     2003           371,432      10.38  to    10.43      3,872,189  1.52% to 1.77%      0.59%      28.48%     to      28.80%
     2002           168,770       8.08  to     8.10      1,365,127  1.52% to 1.77%      0.08%     -20.71%     to     -19.16%(6)
     2001             3,643          -        10.21         37,206  1.52% to 1.77%      0.00%          -               1.07%(5)

Emerging Growth Portfolio (Class II)
     2005           152,466       9.47  to     9.60      1,461,630  1.52% to 1.77%      0.01%       5.75%     to       6.01%
     2004           200,408       8.95  to     9.06      1,812,632  1.52% to 1.77%      0.00%       4.91%     to       5.17%
     2003           245,014       8.53  to     8.61      2,107,785  1.52% to 1.77%      0.00%      24.81%     to      25.12%
     2002           147,400       6.84  to     6.88      1,013,494  1.52% to 1.77%      0.02%     -33.67%     to     -30.41%(6)
     2001             1,143          -        10.38         11,866  1.52% to 1.77%      0.00%          -               0.24%(5)

Growth and Income Portfolio (Class II)
     2005         1,107,524      13.39  to    13.53     14,979,751  1.52% to 1.77%      0.67%       7.79%     to       8.06%
     2004           561,235      12.42  to    12.52      7,024,439  1.52% to 1.77%      0.74%      12.12%     to      12.40%
     2003           262,065      11.08  to    11.14      2,918,413  1.52% to 1.77%      0.47%      25.44%     to      25.75%
     2002           105,663       8.83  to     8.86        935,499  1.52% to 1.77%      0.20%     -14.87%(6)  to     -13.67%(6)
     2001                 -          -            -              -              -          -           -                  -

Global Growth Fund (Class 2)
     2005         1,418,479      18.17  to    18.32     25,983,635  1.52% to 1.77%      0.63%      12.08%     to      12.36%
     2004           816,302      16.21  to    16.31     13,310,053  1.52% to 1.77%      0.40%      11.50%     to      11.78%
     2003           166,608      14.54  to    14.59      2,430,368  1.52% to 1.77%      0.00%      16.79%(7)  to      16.92%(7)
     2002                 -          -            -              -              -          -           -                  -
     2001                 -          -            -              -              -          -           -                  -

Growth Fund (Class 2)
     2005         1,906,814      18.45  to    18.60     35,450,693  1.52% to 1.77%      0.78%      14.15%     to      14.44%
     2004         1,242,872      16.16  to    16.25     20,191,680  1.52% to 1.77%      0.23%      10.53%     to      10.81%
     2003           422,389      14.62  to    14.67      6,194,824  1.52% to 1.77%      0.21%      11.28%(7)  to      11.40%(7)
     2002                 -          -            -              -              -          -           -                  -
     2001                 -          -            -              -              -          -           -                  -

Growth-Income Fund (Class 2)
     2005         3,627,119      15.95  to    16.09     58,332,802  1.52% to 1.77%      1.52%       3.98%     to       4.24%
     2004         2,255,048      15.34  to    15.43     34,793,668  1.52% to 1.77%      1.20%       8.44%     to       8.71%
     2003           688,783      14.15  to    14.20      9,777,935  1.52% to 1.77%      1.61%      12.64%(7)  to      12.76%(7)
     2002                 -          -            -              -              -          -           -                  -
     2001                 -          -            -              -              -          -           -                  -

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                             At December 31                                      For the Year Ended December 31
                 -------------------------------------------------  -------------------------------------------------------
                                  Unit Fair Value                   Expense Ratio   Investment         Total Return
                                     Lowest to         Net Assets      Lowest         Income            Lowest to
     Year          Units             Highest ($)           ($)      to Highest(1)    Ratio(2)           Highest(3)
-------------    ----------      ------------------    -----------  -------------   ----------   --------------------------
Growth and Income Portfolio (Class VC)

     2005         1,580,507      11.79  to    11.91     18,819,505  1.52% to 1.77%      1.23%       1.44%     to       1.69%
     2004           913,724      11.62  to    11.71     10,699,012  1.52% to 1.77%      1.41%      10.68%     to      10.96%
     2003           157,785      10.50  to    10.56      1,665,319  1.52% to 1.77%      1.29%      12.94%(7)  to      13.06%(7)
     2002                 -          -            -              -              -          -           -                  -
     2001                 -          -            -              -              -          -           -                  -

(1) These amounts represent the annualized contract expenses of the variable account, consisting of mortality and expense charges and distribution charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(4) For the period from the effective date of July 9, 2001 to December 31, 2001.

(5)   For the period from the following effective dates to December 31, 2001:

      Comstock Portfolio (Highest)                 12/10/01
      Emerging Growth Portfolio (Highest)          12/10/01

(6)   For the period from the following effective dates to December 31, 2002:

      Growth and Income Portfolio (Highest)        01/25/02
      Comstock Portfolio - (Lowest)                01/29/02
      Emerging Growth Portfolio - (Lowest)         01/29/02
      Growth and Income Portfolio - (Lowest)       02/19/02

(7)   For the period from July 28, 2003 to December 31, 2003.

                         AMERICAN HOME ASSURANCE COMPANY

                                NAIC CODE: 19380

                      STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                         AMERICAN HOME ASSURANCE COMPANY

                      STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                TABLE OF CONTENTS

Report of Independent Auditors ..............................   2
Statements of Admitted Assets................................   3
Statements of Liabilities, Capital and Surplus...............   4
Statements of Income and Changes in Capital and Surplus......   5
Statements of Cash Flow......................................   6
Notes to Statutory Basis Financial Statements................   7

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholder of American Home Assurance Company;

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company (the "Company") as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2005 and 2004, or the results of its operations or its cash flow for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Notes 1 and 2 to the financial statements.

PricewaterhouseCoopers LLP

New York, NY
April 27, 2006

                         AMERICAN HOME ASSURANCE COMPANY

                          STATEMENTS OF ADMITTED ASSETS

                                 STATUTORY BASIS

                        AS OF DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

AS OF DECEMBER 31,                                                                            2005         2004
------------------                                                                        -----------   -----------
Cash and Invested Assets:
   Bonds, principally at amortized cost (NAIC Market value: 2005 - $9,798,011;
      2004 - $8,209,551)                                                                  $ 9,663,980   $ 7,994,584
   Stocks:
   Common stocks, at NAIC market value (Cost: 2005 - $1,575,107;
      2004 - $1,374,734)                                                                    3,190,583     2,923,431
   Non-redeemable preferred stocks, at NAIC market value (Cost: 2005 - $539,993;
      2004 - $436,573)                                                                        542,438       457,594
   Other invested assets, primarily at equity (Cost: 2005 - $2,109,071; 2004 -
      $1,755,421)                                                                           2,261,269     1,822,492
   Securities lending collateral                                                              295,591       125,900
   Short-term investments, at amortized cost (approximates NAIC market value)                  95,534        18,537
   Cash                                                                                        22,494        70,458
   Receivable for securities                                                                  164,069        99,399
                                                                                          -----------   -----------
      TOTAL CASH AND INVESTED ASSETS                                                       16,235,958    13,512,395
                                                                                          -----------   -----------

Investment income due and accrued                                                             234,067       153,754
Agents' balances or uncollected premiums:
   Premiums in course of collection                                                           823,180       614,120
   Premiums and installments booked but deferred and not yet due                            1,383,624     1,152,479
   Accrued retrospective premiums                                                              27,758         7,717
Amounts billed and receivable from high deductible policies                                   315,772       367,174
Reinsurance recoverable on loss payments                                                      399,204       245,992
Funds held by or deposited with reinsurers                                                     23,948       161,437
Deposit accounting assets                                                                   1,336,343     1,638,716
Deposit accounting assets - funds held                                                        432,987       424,685
Federal and foreign income taxes recoverable from parent                                      794,462       575,690
Net deferred tax assets                                                                       308,507       322,785
Equities in underwriting pools and associations                                               577,679       498,433
Electronic data processing equipment, less accumulated depreciation                            93,882        90,770
Receivable from parent, subsidiaries and affiliates                                         1,640,093       430,318
Other admitted assets                                                                         178,400       371,907
                                                                                          -----------   -----------
      TOTAL ADMITTED ASSETS                                                               $24,805,864   $20,568,372
                                                                                          ===========   ===========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                 STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS

                                 STATUTORY BASIS

                        AS OF DECEMBER 31, 2005 AND 2004

                    (000'S OMITTED EXCEPT SHARE INFORMATION)

AS OF DECEMBER 31,                                                   2005          2004
------------------                                               -----------   -----------
                         Liabilities

Reserves for losses and loss adjustment expenses                 $11,620,078   $ 9,357,799
Unearned premiums                                                  4,334,485     4,136,808
Commissions, premium taxes, and other expenses payable               118,273       140,332
Reinsurance payable on paid loss and loss adjustment expenses        145,544       259,375
Funds held by company under reinsurance treaties                     255,848       261,469
Provision for reinsurance                                            210,152       376,738
Ceded reinsurance premiums payable, net of ceding commissions        431,565        74,708
Amounts withheld or retained by company for account of others         31,331        41,058
Payable to parent, subsidiaries and affiliates                        33,968       346,919
Policyholder funds on deposit                                         12,578        20,862
Loss clearing                                                         13,610         8,665
Liability for pension and severance pay                                4,945         4,882
Retroactive reinsurance reserves - assumed                            32,893        10,677
Retroactive reinsurance reserves - ceded                             (65,044)      (81,536)
Deposit accounting liabilities                                       486,910       465,475
Deposit accounting liabilities - funds held                        1,006,426     1,089,396
Securities lending payable                                           295,591       125,900
Collateral deposit liability                                         505,755       458,938
Other liabilities                                                    281,304       130,566
                                                                 -----------   -----------
   TOTAL LIABILITIES                                              19,756,213    17,229,032
                                                                 -----------   -----------

                     Capital and Surplus

Common capital stock, $15.00 par value, 1,758,158 shares
   authorized, 1,695,054 shares issued and outstanding                25,426        25,426
Capital in excess of par value                                     2,779,526       702,746
Unassigned surplus                                                 2,176,592     2,529,590
Special surplus funds from retroactive reinsurance                    68,107        81,578
                                                                 -----------   -----------
   TOTAL CAPITAL AND SURPLUS                                       5,049,651     3,339,340
                                                                 -----------   -----------
   TOTAL LIABILITIES, CAPITAL, AND SURPLUS                       $24,805,864   $20,568,372
                                                                 ===========   ===========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

             STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS

                                 STATUTORY BASIS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                    2005         2004
--------------------------------                                -----------   ----------
                     Statements of Income

Underwriting Income:
  Premiums earned                                               $ 7,045,820   $6,522,744
                                                                -----------   ----------
Underwriting Deductions:
  Losses incurred                                                 5,406,410    4,766,133
  Loss adjustment expenses incurred                               1,098,644      730,780
  Other underwriting expenses incurred                            1,584,477    1,424,929
                                                                -----------   ----------
Total Underwriting Deductions                                     8,089,531    6,921,842
                                                                -----------   ----------
NET UNDERWRITING LOSS                                            (1,043,711)    (399,097)
                                                                -----------   ----------
Investment Income:
  Net investment income earned                                      630,678      419,418
  Net realized capital gains (net of capital gains taxes:
    2005 - $20,492; 2004- $13,604)                                   38,055       25,265
                                                                -----------   ----------
NET INVESTMENT GAIN                                                 668,733      444,683
                                                                -----------   ----------
Net loss from agents' or premium balances charged-off              (145,742)     (42,783)
Other gain                                                           91,947       37,322
                                                                -----------   ----------
NET INCOME (LOSS) AFTER CAPITAL GAINS TAXES AND BEFORE
   FEDERAL INCOME TAXES                                            (428,773)      40,125
Federal income tax (benefit) expense                               (243,047)      86,311
                                                                -----------   ----------
    NET LOSS                                                    $  (185,726)  $  (46,187)
                                                                ===========   ==========

                Changes in Capital and Surplus

Capital and Surplus, as of December 31, Previous Year           $ 3,339,340   $3,621,899
  Adjustment to beginning surplus                                  (211,984)    (588,401)
                                                                -----------   ----------
CAPITAL AND SURPLUS, AS OF JANUARY 1,                             3,127,356    3,033,498
                                                                -----------   ----------
Changes in Capital and Surplus:
  Net loss                                                         (185,726)     (46,187)
  Change in net unrealized capital gains [net of capital
     gains taxes: 2005 - $13,354; 2004 - ($92,280)]                 164,444      268,660
  Change in net deferred income tax                                 112,728      455,352
  Change in non-admitted assets                                    (322,775)    (345,908)
  Change in provision for reinsurance                               166,585       (7,795)
  Paid in capital and surplus                                     2,076,780      157,948
  Cash dividends to stockholder                                     (31,732)     (63,464)
  Other surplus adjustments                                               -     (149,132)
  Foreign exchange translation                                      (58,009)      36,367
                                                                -----------   ----------
    TOTAL CHANGES IN CAPITAL AND SURPLUS                          1,922,296      305,842
                                                                -----------   ----------
CAPITAL AND SURPLUS, DECEMBER 31,                               $ 5,049,651   $3,339,340
                                                                ===========   ==========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                             STATEMENTS OF CASH FLOW

                                 STATUTORY BASIS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                  2005          2004
--------------------------------                              -----------   -----------
                    Cash From Operations

Premiums collected, net of reinsurance                        $ 7,143,463   $ 7,080,889
Net investment income                                             604,156       436,057
Miscellaneous income                                              (53,776)       (4,928)
                                                              -----------   -----------
   SUB-TOTAL                                                    7,693,843     7,512,017
                                                              -----------   -----------
Benefit and loss related payments                               3,809,181        13,777
Commission and other expense paid                               2,171,077     1,930,945
Dividends paid to policyholders                                       878           601
Change in federal and foreign income taxes                         (3,783)      618,202
                                                              -----------   -----------
   NET CASH FROM OPERATIONS                                     1,716,490     4,948,492
                                                              -----------   -----------
                   Cash From Investments

Proceeds from investments sold, matured, or repaid
   Bonds                                                        4,129,223     3,286,111
   Stocks                                                       2,795,546     2,427,404
   Other                                                        3,042,793     4,128,503
                                                              -----------   -----------
   TOTAL PROCEEDS FROM INVESTMENTS SOLD, MATURED, OR REPAID     9,967,562     9,842,018
                                                              -----------   -----------
Cost of Investments Acquired
   Bonds                                                        5,803,573     5,267,295
   Stocks                                                       3,071,743     2,513,100
   Other                                                        3,630,931     4,462,157
                                                              -----------   -----------
   TOTAL COST OF INVESTMENT ACQUIRED                           12,506,247    12,242,551
                                                              -----------   -----------
   NET CASH (USED IN) INVESTING ACTIVITIES                     (2,538,684)   (2,400,533)
                                                              -----------   -----------
       Cash From Financing and Miscellaneous Sources

Capital and Surplus paid-in, less treasury stock                  750,000       157,948
Dividends to stockholder                                          (47,598)      (63,464)
Net deposit on deposit-type contracts and other insurance        (285,727)     (641,968)
Other                                                             434,553    (2,022,900)
                                                              -----------   -----------
   NET CASH PROVIDED FROM (USED IN) FINANCING ACTIVITIES          851,228    (2,570,384)
                                                              -----------   -----------
   NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                   29,034       (22,425)

Cash and short-term Investments:
   Beginning of year                                               88,995       111,419
                                                              -----------   -----------
   END OF YEAR                                                $   118,028   $    88,995
                                                              ===========   ===========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

A.   ORGANIZATION

     The American Home Assurance Company ("AHAC" or the "Company") is a direct wholly-owned subsidiary of the American International Group, Inc. (the "Parent" or "AIG").

     The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability (D&O), difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers, while through AIG's risk finance operation the Company is a leading provider in customized structured products.

     The accompanying financial statements include the Company's U.S. operation and its Japan branch.

     The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept the risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

     The Company has significant transactions with the Parent and affiliates. In addition, the Company participates in an intercompany pooling agreement with certain affiliated companies (see Note 5).

B.   SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

     PRESCRIBED OR PERMITTED STATUTORY ACCOUNTING PRACTICES:

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York.

     The Insurance Department of the State of New York recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of New York. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)


     The Insurance Department of the State of New York has adopted the following accounting practices that differ from those found in NAIC SAP; specifically the prescribed practices of (1) discounting workers' compensation reserves on a non-tabular basis; in NAIC SAP, discounting of reserves is not permitted on a non-tabular basis; (2) under NAIC SAP, Electronic Data Processing (EDP) assets are admitted; only applicable software is non-admitted; and, (3) New York regulation 20 reinsurance credits for calculating the provision for unauthorized reinsurance; in NAIC SAP, New York Regulation 20 credits are not permitted.

     A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of New York is shown below:

     DECEMBER 31,                                 2005         2004
     ------------                              ----------   ----------
     NET LOSS, NEW YORK INSURANCE DEPARTMENT   $ (185,726)  $  (46,187)
     State Practices - (Deduction) Income:
        Non-Tabular Discounting                   (31,431)     (44,160)
                                              ----------   ----------
     NET LOSS, NAIC SAP                        $ (217,157)  $  (90,347)
                                               ==========   ==========
     STATUTORY SURPLUS, NEW YORK INSURANCE
        DEPARTMENT                             $5,049,651   $3,339,340
     State Practices - (Charge) Credit:
        Non-Tabular Discounting                  (212,605)    (181,174)
        EDP equipment and software                (93,881)     (90,731)
        Reinsurance Credits                      (208,499)    (192,015)
                                               ----------   ----------
     STATUTORY SURPLUS, NAIC SAP               $4,534,666   $2,875,420
                                               ==========   ==========

     In addition to the aforementioned matters, the Commissioner has permitted the Company to utilize the independent audit of the Company's Parent (the consolidated upstream holding company) to support the requirement for audited U.S. GAAP equity of the investments in non insurance and foreign insurance entities. The Commissioner has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP to value investments in joint ventures, limited partnerships and hedge funds.

     As agreed with the Company's domiciliary state, investments in publicly traded affiliated common stocks are accounted for at the quoted market value less a discount as prescribed by NAIC SAP.

     STATUTORY ACCOUNTING PRACTICES AND GENERALLY ACCEPTED ACCOUNTING
     PRINCIPLES:

     NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("GAAP"). NAIC SAP varies in certain respects from GAAP. A description of these accounting differences is set forth below:

     Under GAAP:

     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are restored to surplus;

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

     d.   Estimated undeclared dividends to policyholders are accrued;

     e. The reserves for losses and loss adjustment expense (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

     f. Debt and equity securities deemed to be available for sale and trading securities are reported at fair value. The difference between cost and fair value of securities available for sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

     g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

     h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the income statement.

     Under NAIC SAP:

     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

     c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

     d.   Declared dividends to policyholders are accrued;

     e. The reserve for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

     f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 4-6) are reported at lower of cost or market;

     g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

     h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the income statement and surplus is segregated by the ceding entity to the extent of gains realized; and

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

     The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

     SIGNIFICANT STATUTORY ACCOUNTING PRACTICES:

     A summary of the Company's significant statutory accounting practices are as follows:

     USE OF ESTIMATES: The preparation of financial statements in conformity with accounting practices prescribed or permitted by the State of New York requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

     INVESTED ASSETS: The Company's invested assets are accounted for as follows:

     - Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office).

     - Bonds: Bonds with an NAIC designation of 1 to 3 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 4 to 6 are carried at the lower of amortized cost or the NAIC-designated market value. Bonds that are determined to have an other-than-temporary decline in value are written down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

          Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2005 and 2004, the NAIC market value of the Company's mortgage-backed securities approximated $165,005 and $178,991, respectively. Mortgage-backed securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flows and are valued using the retrospective method. Prepayment assumptions were obtained from broker surveys.

     - Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund are carried at amortized cost. All below investment grade preferred stocks are carried at the lower of amortized cost or NAIC designated market values.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

          Investments in affiliates for which the Company's ownership interest (including ownership interest of the Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP. The discount rate is approximately 23.0%. Other investments in affiliates are included in common stocks based on the net worth of the entity.

     - Other Invested Assets: Other invested assets consist primarily of investments in joint venture and partnerships. Joint venture and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are being recorded as unrealized gains or losses. Investments in joint venture and partnerships that are determined to have an other-than-temporary decline in value are written down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss. The intermediate bond mutual fund, owned by AIG, is carried principally at the NAIC designated market value and the unrealized gain or loss reported as unassigned surplus.

     - Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for the specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

          Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the disposition of options are determined on the basis of specific identification and are included in income.

          Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Throughout the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

          The Company does not use hedge accounting for its derivatives.

          Any change in unrealized gains or losses on options purchased or written are credited or charged to unassigned surplus.

     - Net Investment Gains (Losses): Net investment gains (losses) consists of net investment income earned and realized gains or losses from the disposition of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of the specific identification.

     - Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint venture, partnerships, derivatives, and foreign currency translation are credited or charged to unassigned surplus.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     REVENUE RECOGNITION: Direct written premiums contracts are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

     Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement on Statutory Accounting Practices (SSAP) No. 66 entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments by using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2005 and 2004, accrued premiums related to the Company's retrospectively rated contracts amounted to $27,758 and $7,717, respectively, net of non-admitted premium balances of $3,084 and $857 respectively.

     Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53 entitled Property and Casualty Contracts - Premiums, the Company records these estimates [commonly known as Earned But Unbilled (EBUB) Premiums] as an adjustment to written premium, and earns these premiums immediately. For premium adjustments that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the EBUB premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

     In accordance with SSAP No. 53, the Company reviews its ultimate losses in respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is not considered in the calculation.

     For certain lines of business for which the insurance policy is issued on a claims-made basis, the Company offers to its insureds the option to purchase an extended reporting endorsement (commonly referred to as Tail Coverage), which permits the extended reporting of insured events after the termination of the claims made contract. Extended reporting endorsements modify the exposure period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

     REINSURANCE: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     RETROACTIVE REINSURANCE: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the income statement. Surplus gains are reported as segregated unassigned funds (surplus) until the actual retroactive reinsurance recovered exceeds the consideration paid.

     As agreed with the Company's domiciliary state, the Company analyzed the status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including IBNR) exceeded $100 for compliance with the nine month rule as prescribed in SSAP No. 62, entitled Property and Casualty Reinsurance. Any such treaties for which the documentation required by SSAP No. 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the Domiciliary Insurance Department.

     DEPOSIT ACCOUNTING: All assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions in accordance with SSAP No. 62 and SSAP No. 75 entitled Reinsurance Deposit Accounting An Amendment to SSAP No. 62, Property and Casualty Reinsurance.

     As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (b) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self insurance, or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

     FOREIGN PROPERTY CASUALTY BUSINESS: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of the American International Underwriters Overseas Association (AIUOA). See Note 5 for a description of AIUOA pooling arrangement and related financial statement presentation.

     COMMISSIONS AND OTHER UNDERWRITING EXPENSES: Commissions, premium taxes, and certain other underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP No. 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

     RESERVES FOR LOSSES AND LAE: The reserves for losses and LAE, including incurred but not reported (IBNR) losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

     The Company discounts its loss reserves on workers' compensation claims.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. Loss reserves (net of reinsurance) subject to the tabular discounting were $1,671,598 and $1,348,754, as of December 31, 2005 and 2004, respectively. As of December 31, 2005 and 2004, the Company's tabular discount amounted to $184,289 and $143,688, respectively, all of which were applied against the Company's case reserves.

     The calculation of the Company's non-tabular discount is based upon the Company's own payout pattern and a 5.0% interest rate as prescribed by the Insurance Department of the State of New York. Loss and LAE reserves (net of reinsurance) subject to the non-tabular discounting were $1,487,309 and $1,205,066, as of December 31, 2005 and 2004, respectively. As of December 31, 2005 and 2004, the Company's non-tabular discount amounted to $212,605 and $181,174, respectively, all of which were applied against the Company's case reserves.

     FOREIGN EXCHANGE: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Gains and losses resulting from foreign currency transactions are included in income.

     STATUTORY BASIS RESERVES: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

     POLICYHOLDERS' DIVIDENDS: Dividends to policyholders are charged to income as declared.

     CAPITAL AND SURPLUS: Common capital stock and capital in excess of par value represents amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

     NON-ADMITTED ASSETS: Certain assets, principally leasehold improvements, certain overdue agents' balances, prepaid expenses and certain deferred taxes that exceed statutory guidance are designated as Non-admitted Assets and are directly charged to Unassigned Surplus. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2005 and 2004, depreciation and amortization expense amounted to $24,616 and $17,060, respectively.

     RECLASSIFICATIONS: Certain balances contained in the 2004 financial statements have been reclassified to conform with the current year's presentation.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS

A.   ACCOUNTING ADJUSTMENTS TO 2005 STATUTORY BASIS FINANCIAL STATEMENTS

     During 2005, the Company dedicated significant effort to the resolution of previously identified weaknesses in internal controls over balance sheet reconciliations. As a result of these remediation efforts, management concluded that certain adjustments should be made to the assets, liabilities, net income and unassigned surplus as reported in the Company's 2004 amended Annual Statement. The adjustments resulted in an after tax statutory charge of $211,984. In accordance with SSAP No. 3 entitled Accounting Changes and Correction of Errors, the Company reported the impact to its 2004 and prior unassigned surplus as an adjustment to unassigned surplus as of January 1, 2005.

     CAPITAL AND SURPLUS, AS OF DECEMBER 31, 2004        $3,339,340

     Adjustments to Beginning Capital and Surplus:

       Asset realization                                   (229,448)
       Revenue recognition                                  (65,075)
                                                         ----------
          TOTAL ADJUSTMENTS TO BEGINNING CAPITAL
             AND SURPLUS, BEFORE FEDERAL INCOME TAXES      (294,523)

       Current federal income taxes                          22,311
       Deferred income taxes                                 60,228
                                                         ----------
          TOTAL ADJUSTMENTS TO BEGINNING CAPITAL
             AND SURPLUS, AFTER FEDERAL INCOME TAXES     $ (211,984)
                                                         ----------
     CAPITAL AND SURPLUS, AS OF JANUARY 1, 2005          $3,127,356
                                                         ==========

     An explanation for each of the adjustments for prior period corrections is described below:

     1. ASSET REALIZATION: As a result of the remediation of the internal control weaknesses related to the balance sheet reconciliations, a further review was performed of the Company's allowance for doubtful accounts and other accruals. Based on this review, the Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

     2. REVENUE RECOGNITION: As a result of the remediation of the internal control weaknesses related to the Company's revenue recognition policies, a further review was performed by the Company that resulted in revisions to revenues that were recognized in prior periods related to certain long duration environmental insurance contracts.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

B.   ACCOUNTING ADJUSTMENTS TO 2004 STATUTORY BASIS FINANCIAL STATEMENTS

     As a result of regulatory inquiries into certain transactions, AIG conducted an internal review of information and certain transactions from January 2000 to May 2005. As part of the internal review, the Company reviewed the statutory accounting treatment for matters identified during the internal review and concluded that certain transactions required adjustment.

     An agreement was reached with the Company's domiciliary state to re-file its 2004 annual statement using the methodology prescribed under Statements of Statutory Accounting Principles SSAP No. 3. In applying this methodology, the Company has reflected the impact (in the amount of $588,401) to its 2003 and prior unassigned surplus as a prior period correction adjustment to unassigned surplus as of January 1, 2004.

     A reconciliation of the Company's unassigned surplus balance from December 31, 2003 to January 1, 2004, taking into consideration these prior period adjustments, is outlined in the table below:

     TOTAL CAPITAL AND SURPLUS, DECEMBER 31, 2003              $3,621,899

     Adjustments to beginning capital and surplus:

     1. Risk Transfer (Union Excess, Richmond and other)         (431,414)
     2. Coventry                                                  (15,932)
     3. Loss Reserves                                             (74,880)
     4. DBG Analysis                                              (53,316)
     5. Other Adjustments                                         (12,859)
                                                               ----------
     TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS          (588,401)
                                                               ----------
     TOTAL CAPITAL AND SURPLUS, AS OF JANUARY 1, 2004          $3,033,498
                                                               ==========

     The above reconciliation of the Company's unassigned surplus at January 1, 2004 is presented net of income taxes. The Company has evaluated any deferred income taxes arising from these adjustments for admissibility in accordance with NAIC SAP.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     An explanation of each of the accounting adjustments included in the reconciliation above are discussed below:

     1. RISK TRANSFER (UNION EXCESS, RICHMOND AND OTHER): Reinsurance ceded to Union Excess Reinsurance Company, Ltd. (Union Excess), a Barbados-domiciled reinsurer, Richmond Insurance Company, Ltd. (Richmond), a Bermuda-based reinsurance holding company, and some other insurance and reinsurance transactions were adjusted to deposit accounting due to insufficient risk transfer in accordance with SSAP No. 62 and SSAP No. 75.

     2. COVENTRY: Life settlements are designed to assist life insurance policyholders to monetize the existing value of life insurance policies. The Company has determined, in light of new information not available to management of the Company at the time the initial accounting determination was made, that the accounting for these transactions as insurance and reinsurance was a misapplication of statutory accounting and such transactions have been reversed in the Company's financial statements. This adjustment results in AIG's entire investment in life settlements being accounted for as a collateral loan in accordance with SSAP No. 21 entitled Other Admitted Assets.

     3. LOSS RESERVES: The Company determined that the unsupported changes in reserves independently from the actuarial process constituted errors which have been adjusted accordingly.

     4. DOMESTIC BROKERAGE GROUP DBG ANALYSIS: The Company has determined that allowances related to certain premium receivable, reinsurance recoverable and other assets were not sufficient. The adjustment has established additional allowances for these items.

     5. OTHER ADJUSTMENTS: The Company has summarized other miscellaneous adjustments that individually did not have a significant impact on the adjustment of its statutory financial statements.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 3 - INVESTMENTS

The amortized cost and NAIC market values* of the Company's bond investments at December 31, 2005 and 2004 are outlined in the table below:

                                                                                   GROSS        GROSS       NAIC *
                                                                    AMORTIZED   UNREALIZED   UNREALIZED     MARKET
                                                                      COST         GAINS       LOSSES        VALUE
                                                                   ----------   ----------   ----------   ----------
AS OF DECEMBER 31, 2005
   U.S. governments                                                $  339,230    $  1,331      $ 4,491    $  336,070
   All other governments                                            1,030,463       5,491        4,015     1,031,939
   States, territories and possessions                              1,437,180      25,194        4,641     1,457,733
   Political subdivisions of states, territories and possessions    1,971,726      34,761        2,780     2,003,707
   Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and
   their political subdivisions                                     4,242,687      78,602        6,193     4,315,096
   Public utilities                                                    46,234         634          226        46,642
   Industrial and miscellaneous                                       596,460      13,179        2,815       606,824
                                                                   ----------    --------      -------    ----------
      TOTAL BONDS, AS OF DECEMBER 31, 2005                         $9,663,980    $159,192      $25,161    $9,798,011
                                                                   ==========    ========      =======    ==========
AS OF DECEMBER 31, 2004
   U.S. governments                                                $  409,872    $  2,471      $ 3,542    $  408,801
   All other governments                                              696,857       4,848          377       701,328
   States, territories and possessions                              1,495,488      31,687        2,075     1,525,100
   Political subdivisions of states, territories and possessions    1,218,335      33,096        1,324     1,250,107
   Special revenue and special assessment obligation and all
   non-guaranteed obligations of agencies and authorities and
   their political subdivisions                                     3,642,185     137,274        3,314     3,776,145
   Public utilities                                                    33,300         776           46        34,030
   Industrial and miscellaneous                                       498,547      15,663          170       514,040
                                                                   ----------    --------      -------    ----------
      TOTAL BONDS, AS OF DECEMBER 31, 2004                         $7,994,584    $225,815      $10,848    $8,209,551
                                                                   ==========    ========      =======    ==========

As of December 31, 2005 and 2004, the actual fair market value principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $9,818,483 and $8,233,574, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The amortized cost and NAIC market values* of bonds at December 31, 2005 and 2004, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                                    2005                        2004
                                         -------------------------   -------------------------
                                          AMORTIZED      NAIC *       AMORTIZED      NAIC *
AS OF DECEMBER 31,                          COST      MARKET VALUE      COST      MARKET VALUE
------------------                       ----------   ------------   ----------   ------------
Due in one year or less                  $  957,757    $  954,751    $  645,776    $  699,528
Due after one year through five years       855,048       857,130       548,675       554,970
Due after five years through ten years    6,253,720     6,338,300     1,695,997     1,715,243
Due after ten years                       1,435,025     1,482,825     4,931,680     5,060,819
Mortgaged-backed securities                 162,430       165,005       172,456       178,991
                                         ----------    ----------    ----------    ----------
   TOTAL BONDS                           $9,663,980    $9,798,011    $7,994,584    $8,209,551
                                         ==========    ==========    ==========    ==========

During 2005 and 2004, proceeds from the sale of the Company's bonds amounted to $3,278,300 and $2,197,876, respectively. During 2005 and 2004, the Company realized gross gains of $31,404 and $15,434, respectively, and gross losses of $17,304 and $20,960, respectively, related to these sales.

During 2005 and 2004, proceeds from the sale of the Company's equity investments amounted to $2,703,032 and $2,307,028, respectively. Gross gains of $132,690 and $121,648 and gross losses of $91,050 and $84,827 were realized on those sales in 2005 and 2004, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The amortized cost and NAIC market values* of the Company's common and preferred stocks at December 31, 2005 and 2004 are set forth in the table below:

                                    DECEMBER 31, 2005                                  DECEMBER 31, 2004
                    ------------------------------------------------   -------------------------------------------------
                                    GROSS       GROSS       NAIC *                     GROSS        GROSS       NAIC *
                     AMORTIZED   UNREALIZED  UNREALIZED     MARKET      AMORTIZED   UNREALIZED   UNREALIZED     MARKET
                       COST         GAINS      LOSSES        VALUE        COST         GAINS       LOSSES        VALUE
                    ----------   ----------  ----------   ----------   ----------   ----------   ----------   ----------
Common Stocks:
   Affiliated       $  602,396   $1,521,619   $ 68,346    $2,055,669   $  638,099   $1,343,104    $ 94,566    $1,886,637
   Non-affiliated      972,712      198,989     36,787     1,134,914      736,635      318,732      18,573     1,036,794
                    ----------   ----------   --------    ----------   ----------   ----------    --------    ----------
      TOTAL         $1,575,108   $1,720,608   $105,133    $3,190,583   $1,374,734   $1,661,836    $113,139    $2,923,431
                    ==========   ==========   ========    ==========   ==========   ==========    ========    ==========
Preferred Stocks:
   Affiliated       $        -   $        -   $      -    $        -   $        -  $         -    $      -    $        -
   Non-affiliated      539,993       10,710      8,758       541,945      436,573       30,312       3,696       463,189
                    ----------   ----------   --------    ----------   ----------   ----------    --------    ----------
      TOTAL         $  539,993   $   10,710   $  8,758    $  541,945   $  436,573   $   30,312    $  3,696    $  463,189
                    ==========   ==========   ========    ==========   ==========   ==========    ========    ==========

The NAIC market value column for preferred stocks in the above table does not agree to the carrying amount in the Company's Statements of Admitted Assets due to the Company's redeemable preferred stocks being carried at amortized, while the Company's perpetual preferred stocks being carried at market value.

As of December 31, 2005 and 2004, the Company held derivative investments of $(572) and $0, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                (000'S OMITTED)


The fair market value together with the aging of the pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2005 and 2004 is set forth in the table below:

                                                                          GREATER
                                            12 MONTHS OR LESS          THAN 12 MONTHS               TOTAL
                                         -----------------------   ---------------------   -----------------------
                                            FAIR      UNREALIZED     FAIR     UNREALIZED      FAIR      UNREALIZED
DESCRIPTION OF SECURITIES                   VALUE       LOSSES       VALUE      LOSSES        VALUE       LOSSES
-------------------------                ----------   ----------   --------   ----------   ----------   ----------
As of December 31, 2005:
   U. S. Governments                     $  263,575     $ 3,780    $ 14,643    $    711    $  278,218    $  4,491
   All Other Governments                    831,441       3,520      19,830         495       851,271       4,015
   States, territories and possessions      368,996       3,419      51,889       1,222       420,885       4,641
   Political subdivisions of states,
   territories and possessions              380,044       2,347      23,929         433       403,973       2,780
   Special revenue                          549,541       4,212      72,215       1,981       621,756       6,193
   Public utilities                          16,300         188       1,661          38        17,961         226
   Industrial and miscellaneous             115,026       2,247      14,784         568       129,810       2,815
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS                            2,524,923      19,713     198,951       5,448     2,723,874      25,161
   Common Stock                             421,479      31,543     215,755      73,590       637,234     105,133
   Preferred Stock                          276,755       6,666      40,807       2,092       317,562       8,758
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL STOCKS                             698,234      38,209     256,562      75,862       954,796     113,891
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS AND STOCKS                $3,223,157     $57,922    $455,513    $ 81,130    $3,678,670    $139,052
                                         ==========     =======    ========    ========    ==========    ========
As of December 31, 2004:
   U. S. Governments                     $  126,772     $ 2,478    $ 31,405    $  1,064    $  158,177    $  3,542
   All Other Governments                    399,899         350      42,529          27       442,428         377
   States, territories and possessions      177,476         951     111,285       1,124       288,761       2,075
   Political subdivisions of states,
   territories and possessions              182,790         980      51,319         344       234,109       1,324
   Special revenue                          264,313       1,667     154,878       1,647       419,191       3,314
   Public utilities                           7,840          36       3,562          10        11,402          46
   Industrial and miscellaneous              55,323          47      31,706         123        87,029         170
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS                            1,214,413       6,509     426,684       4,339     1,641,097      10,848
   Common Stock                             139,774      12,538     180,178     100,601       319,952     113,139
   Preferred Stock                           69,075       1,596      22,900       2,100        91,975       3,696
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL STOCKS                             208,849      14,134     203,078     102,701       411,927     116,835
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS AND STOCKS                $1,423,262     $20,643    $629,762    $107,040    $2,053,024    $127,683
                                         ==========     =======    ========    ========    ==========    ========

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                (000'S OMITTED)

In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer);

b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

c. In the opinion of Company's management, it is probable that AIG may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

As of December 31, 2005, the Company has both the ability and intent to hold these investments to recovery.

During 2005 and 2004, the Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $972 and $2,708, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $2,542 and $53,390, respectively.

During 2005 and 2004, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

FOR THE YEARS ENDED DECEMBER 31,    2005     2004
--------------------------------   ------   ------
Advanced Technology Ventures VI    $    -   $3,444
Advanced Technology Ventures VII        -    2,452
Sprout Capital IX                       -    3,403
Morgan Stanley III                  1,684        -
Items less than $1.0 million           11      634
                                   ------   ------
TOTAL                              $1,695   $9,933
                                   ======   ======

As of December 31, 2005 and 2004, securities with a market value of $289,449 and $122,878, respectively, were on loan. The Company receives as collateral 102.0% of the market value of domestic transactions and 105.0% for cross-border transactions. Securities lent, under the Securities Lending Agreement, are under exclusive control of the Company. Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains responsibility for the investment and control of such collateral.

Securities carried at amortized cost of $2,270,251 and $1,882,606 were deposited with regulatory authorities as required by law at December 31, 2005 and 2004, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

Other invested assets include $966,546 of collateralized loans as of December 31, 2005. As agreed with the Company's domiciliary state, these loans represent AIG's entire investment in life settlements and are being accounted for as a collateral loan in accordance with SSAP No. 21. The admitted value of the loans is not in excess of the cost (including capitalized interest) of acquiring the life settlements and maintaining them in force for so long as the fair value of the underlying life settlements collateralizing such loans is at least equal to the outstanding amount of such loans.

During 2005 and 2004, included in Net Investment Income Earned were investment expenses of $7,139 and $5,330, respectively, and interest expense of $77,243 and $53,902, respectively.

NOTE 4 - RESERVES FOR LOSSES AND LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2005 and 2004 is set forth in the table below:

                                                           2005          2004
                                                       -----------   -----------
RESERVES FOR LOSSES AND LAE, BEGINNING OF THE PERIOD   $ 9,357,799   $ 6,388,455

Adjustments for prior period corrections                  (165,738)      860,497

Incurred losses and LAE related to:

   Current accident year                                 5,111,414     4,654,796
   Prior accident years                                  1,393,640       842,117
                                                       -----------   -----------
      TOTAL INCURRED LOSSES AND LAE                      6,505,054     5,496,913
                                                       -----------   -----------
Paid losses and LAE related to:

   Current accident year                                (1,284,778)     (933,937)
   Prior accident years                                 (2,792,259)   (2,454,129)
                                                       -----------   -----------
      TOTAL PAID LOSSES AND LAE                         (4,077,037)   (3,388,066)
                                                       -----------   -----------
RESERVES FOR LOSSES AND LAE, AS OF DECEMBER 31,        $11,620,078   $ 9,357,799
                                                       ===========   ===========

During 2005 and 2004 calendar years, estimated ultimate incurred losses and LAE attributable to insured events of prior years increased by $1,393,640 and $842,117, respectively. The Company experienced adverse loss and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors & officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, the Company significantly increased its reserves for asbestos based on a ground up review of its asbestos claims exposures conducted for year-end 2005.

As of December 31, 2005 and 2004, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $188,050 and $161,123, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

As of December 31, 2005 and 2004, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $7,425,539 and $6,086,862, respectively (exclusive of intercompany pooling).

NOTE 5 - RELATED PARTY TRANSACTIONS

A.   NATIONAL UNION INTERCOMPANY POOLING AGREEMENT

     The Company, as well as certain other insurance company subsidiaries of the Parent, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to National Union Fire Insurance Company of Pittsburgh, PA (National Union), the lead pooling participant. In turn, each pooling participant receives from National Union their percentage share of the pooled business.

     In connection therewith, the Company's share of the pool is 36.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

     A list of all pooling participants and their respective participation percentages is set forth in the table below:

                                                     NAIC CO.   PARTICIPATION
     MEMBER COMPANY                                   CODE        PERCENT
     --------------                                  --------   -------------
     National Union Fire Insurance
     Company of Pittsburgh, PA.                         19445        38.0%
     American Home Assurance Company                    19380        36.0%
     Commerce and Industry Insurance Company            19410        10.0%
     New Hampshire Insurance Company                    23481         5.0%
     The Insurance Company of the State
       of Pennsylvania                                  19429         5.0%
     Birmingham Fire Insurance Company of
       Pennsylvania                                     19402         5.0%
     AIU Insurance Company                              19399         1.0%
     American International Pacific
       Insurance Company                                23795         0.0%
     American International South
       Insurance Company                                40258         0.0%
     Granite State Insurance Company                    23809         0.0%
     Illinois National Insurance Company                23817         0.0%

B.   AMERICAN INTERNATIONAL UNDERWRITERS OVERSEAS ASSOCIATION POOLING
     ARRANGEMENT

     AIG formed American International Underwriters Overseas Association ("AIUOA"), a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     A list of all members in AIUOA and their respective participation percentages is set forth in the table below:

                                                                                   NAIC CO.   PARTICIPATION
     MEMBER COMPANY                                                                  CODE        PERCENT
     --------------                                                                --------   -------------
     American International Underwriters Overseas, Limited                            --        67.0%
     New Hampshire Insurance Company (NHIC)                                        23481        12.0%
     National Union Fire Insurance Company of Pittsburgh, Pa. (National Union)     19445        11.0%
     American Home Assurance Company (AHAC)                                        19380        10.0%

     In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, National Union, and the Company.

     At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves and unearned premium reserves, as a net equity interest in Equities in Underwriting Pools and Associations; and (c) loss reserves and unearned premium reserves are recorded on a gross basis. As of December 31, 2005 and 2004, the Company's interest in AIUOA amounted to $581,410 and $502,165, respectively, gross of $906,874 and $854,307, respectively, in loss reserves and unearned premium reserves, after consideration of the National Union intercompany pooling agreement.

     Additionally, the Company holds 4.5% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2005, the Company's interest in AIG Europe S.A. amounted to $64,437.

C.   GUARANTEE ARRANGEMENTS

     The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

     The guarantees are not expected to have a material effect upon the Company's surplus as guaranteed companies have admitted assets in excess of policyholder liabilities.

     The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

     A list of the guarantees that were in effect at December 31, 2005 is outlined in the table below:

                                             GUARANTEE   POLICYHOLDER     INVESTED     ESTIMATED   POLICYHOLDER
     GUARANTEED COMPANY                       ISSUED      OBLIGATIONS      ASSETS         LOSS        SURPLUS
     ------------------                     ----------   ------------   ------------   ---------   ------------
     AIG Hawaii Insurance Company, Inc.      11/5/1997   $     98,026   $    152,274      $-      $     59,829
     AIG Czech Republic posjistovna, a.s.     8/1/2003         15,478         18,745       -            18,973*
     AIG Europe S. A.                        9/15/1998      1,060,634      1,049,873       -           703,296*
     AIG Europe (Netherlands)                9/20/2004        365,491        113,405       -           133,054*
     AIG Mexico Seguros interamericana,
        S. A. de C.V.                       12/15/1997         60,655         71,646       -            84,469*
     Landmark Insurance Company,
        Limited                               3/2/1998        361,934        250,272       -            85,855*
     American General Life and Accident
        Insurance Company                     3/3/2003      7,542,595      8,697,899       -           638,133**
     American General Life Insurance
        Company                               3/3/2003     21,161,070     23,505,506       -         1,853,471**
     The United States Life Insurance
        Company of the City of New York       3/3/2003      3,323,214      3,805,773       -           378,664**
     The Variable Annuity Life Insurance
        Company                               3/3/2003     29,496,780     33,692,171       -         3,345,667**
     AIG Edison Life Insurance Company       8/29/2003     18,673,168     19,987,483       -         1,017,274*
     American International Insurance
        Company                              11/5/1997        338,699        574,093       -           303,593
     American International Insurance
        Company of California               12/15/1997        135,236         51,025       -            19,030
     American International Insurance
        Company of New Jersey               12/15/1997        126,230         43,142       -            26,412
     Minnesota Insurance Company            12/15/1997         42,125         50,517       -            17,943
     AIG SunAmerica Life Insurance
        Company +                             1/4/1999      4,934,344      6,678,361       -           947,125
     Lloyds Syndicate                       12/22/2003        904,931        445,345       -           233,920
     First SunAmerica Life Insurance
        Company +                             1/4/1999      3,785,855      4,067,962       -           265,572**
     SunAmerica Insurance Company +           1/4/1999     41,282,892     61,515,532       -         4,404,348**
                                                         ------------   ------------      ---      -----------
        TOTAL GUARANTEES                                 $133,709,357   $164,771,024      $-       $14,536,628
                                                         ============   ============      ===      ===========

     + The guaranteed company is also backed by a support agreement issued by AIG.

     *    Policyholders' surplus is based on local GAAP financial statements.

     ** Policyholders' surplus for life companies is increased by the asset valuation reserve (AVR).

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

D.   INVESTMENTS IN AFFILIATES

     As of December 31, 2005, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows:

                                                                              EQUITY AT
                                                     OWNERSHIP     COST     DECEMBER 31,    CHANGE IN
     AFFILIATED COMMON STOCK INVESTMENTS              PERCENT      2005         2005       EQUITY 2005
     -----------------------------------             ---------   --------   ------------   -----------
     AIG Hawaii Insurance Company, Inc.               100.00%    $ 10,000    $   59,829     $ (2,590)
     AIG Non Life Holding Company (Japan), Inc.       100.00%     124,477       331,915       63,241
     American International Reality Corporation        31.47%      29,581        25,348       (1,932)
     Eastgreen, Inc.                                   13.42%      12,804        13,935          355
     Pine Street Real Estate Holdings Corporation      31.47%       5,445        21,347            4
     AIG Mexico Industrial, I.L.L.C.                   49.00%       1,017         1,017            -
     American International Life Assurance Company     22.48%      70,387       156,529       20,123
     American International Insurance Company          25.00%      25,000        75,898        4,380
     AIG Claim Service, Inc.                           50.00%      48,963        58,879        2,350
     Transatlantic Holdings, Inc.                      62.00%      34,055     1,134,417       90,652
     21st Century Insurance Group                      16.69%     240,667       176,555       28,153
                                                                 --------    ----------     --------
        TOTAL COMMON STOCKS - AFFILIATES                         $602,396    $2,055,669     $204,736
                                                                 ========    ==========     ========

     The Company has ownership interests in certain affiliated real estate holding companies.

     The remaining equity interest in these investments, except for 21st Century Insurance Group and Transatlantic Holdings, Inc., is owned by other affiliated companies, which are wholly owned by the Parent.

     From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2005, the Company's total investments in partnerships with affiliated entities where AIG interest was greater than 10.0% amounted to $912,569.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

E.   OTHER RELATED PARTY TRANSACTIONS

     The following table summarizes all transactions (excluding reinsurance and cost allocation transactions) that occurred during 2005 and 2004 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2005 and 2004:

                                               ASSETS RECEIVED BY      ASSETS TRANSFERRED BY
                                                  THE COMPANY               THE COMPANY
                    EXPLANTION               -----------------------   -----------------------
       DATE OF          OF        NAME OF    STATEMENT                 STATEMENT
     TRANSACTION   TRANSACTION   AFFILIATE     VALUE     DESCRIPTION     VALUE     DESCRIPTION
     -----------   -----------   ---------   ---------   -----------   ---------   -----------
     Year Ended December 31, 2005

     3/3/2005        Dividend       AIG         $-           n/a        $15,866        Cash
     6/3/2005        Dividend       AIG         $-           n/a        $15,866        Cash
     9/3/2005        Dividend       AIG         $-           n/a        $15,866        Cash

     Year Ended December 31, 2004

     3/3/2004        Dividend       AIG         $-           n/a        $15,866        Cash
     6/3/2004        Dividend       AIG         $-           n/a        $15,866        Cash
     9/3/2004        Dividend       AIG         $-           n/a        $15,866        Cash
     12/3/2004       Dividend       AIG         $-           n/a        $15,866        Cash

     The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the State of New York, transactions with Union Excess and Richmond are treated as affiliated.

     The Company did not change its methods of establishing terms regarding any affiliate transaction during the years ended December 31, 2005 and 2004.

     In the ordinary course of business, the Company utilizes certain affiliated companies for data center systems, investment services, salvage and subrogation, and claims management. These companies are AIG Technology, Inc., AIG Global Investment Corp., AI Recovery, Inc., and AIG Domestic Claims, Inc., respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     In connection with these services, the fees paid by the Company to these affiliates during 2005 and 2004 are outlined in the table below:

     FOR THE YEARS ENDED DECEMBER 31,      2005       2004
     --------------------------------    --------   --------
     AIG Technology, Inc.*               $ 26,700   $ 24,421
     AIG Global Investment Corporation      4,565      3,668
     AI Recovery, Inc.                      3,574      3,102
     AIG Domestic Claims, Inc.            107,015    114,335
                                         --------   --------
        TOTAL                            $141,854   $145,526
                                         ========   ========

     *    Formerly AIG Data Center, Inc.

     As of December 31, 2005 and 2004, short-term investments included amounts invested in the AIG Managed Money Market Fund of $73,379 and $41,452, respectively.

     Federal and foreign income taxes recoverable from the Parent as of December 31, 2005 and 2004 amounted to $794,462 and $575,690, respectively.

     During 2005 and 2004, the Company sold $191,606 and $215,564, respectively, of premium receivables without recourse to AI Credit Corporation, and recorded losses of $3,436 and $2,834, respectively, related to these transactions.

     As of December 31, 2005 and 2004, the Company had the following balances payable/receivable to/from its affiliates (excluding reinsurance transactions):

     AS OF DECEMBER 31,                                   2005        2004
     ------------------                                ----------   --------
     Balances with pool member companies               $        -   $116,172
     Balances with less than 0.5% of admitted assets       33,968    230,747
                                                       ----------   --------
     PAYABLE TO PARENT, SUBSIDIARIES AND
        AFFILIATES                                     $   33,968   $346,919
                                                       ==========   ========

     AIG                                               $1,326,780   $      -
     Balances with pool member companies                  218,275    102,731
     Balances with less than 0.5% of admitted assets       95,038    327,586
                                                       ----------   --------
     RECEIVABLE FROM PARENT, SUBSIDIARIES AND
        AFFILIATES                                     $1,640,093   $430,317
                                                       ==========   ========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 6 -REINSURANCE

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

During 2005 and 2004, the Company's net premiums written and net premiums earned were comprised of the following:

                                                          2005                        2004
                                               -------------------------   -------------------------
FOR THE YEARS ENDED DECEMBER 31,                 WRITTEN        EARNED       WRITTEN        EARNED
--------------------------------               -----------   -----------   -----------   -----------
Direct premiums                                $ 6,522,919   $ 6,219,261   $ 6,125,467   $ 5,785,036
Reinsurance premiums assumed:
   Affiliates                                   11,104,687    11,235,985    11,048,099    10,535,993
   Non-affiliates                                   23,903      (176,461)       20,449        21,525
                                               -----------   -----------   -----------   -----------
      GROSS PREMIUMS                            17,651,509    17,278,785    17,194,015    16,342,554
                                               -----------   -----------   -----------   -----------
Reinsurance premiums ceded:
   Affiliates                                    9,252,497     9,022,390     8,878,722     8,379,091
   Non-affiliates                                1,247,759     1,210,575     1,325,462     1,440,719
                                               -----------   -----------   -----------   -----------
      NET PREMIUMS                             $ 7,151,253   $ 7,045,820   $ 6,989,831   $ 6,522,744
                                               ===========   ===========   ===========   ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2005 and 2004 with the return of the unearned premium reserve is as follows:

                      ASSUMED REINSURANCE        CEDED REINSURANCE                NET
                    -----------------------   -----------------------   -----------------------
                     UNEARNED                  UNEARNED
                      PREMIUM    COMMISSION     PREMIUM    COMMISSION     PREMIUM    COMMISSION
                     RESERVES      EQUITY      RESERVES      EQUITY      RESERVES      EQUITY
                    ----------   ----------   ----------   ----------   ----------   ----------
DECEMBER 31, 2005
   Affiliated       $5,444,204    $663,323    $3,544,901    $413,904    $1,899,303    $249,419
   Non Affiliated        6,481         790       504,864      58,948      (498,383)    (58,158)
                    ----------    --------    ----------    --------    ----------    --------
   TOTALS           $5,450,685    $664,113    $4,049,765    $472,852    $1,400,920    $191,261
                    ==========    ========    ==========    ========    ==========    ========
DECEMBER 31, 2004
   Affiliated       $5,283,256    $672,080    $3,314,793    $398,922    $1,968,463    $273,158
   Non Affiliated        6,117         778       467,677      56,283      (461,560)    (55,505)
                    ----------    --------    ----------    --------    ----------    --------
   TOTALS           $5,289,373    $672,858    $3,782,470    $455,205    $1,506,903    $217,653
                    ==========    ========    ==========    ========    ==========    ========

As of December 31, 2005 and 2004 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                     UNEARNED    PAID LOSSES   RESERVES FOR
                      PREMIUM        AND        LOSSES AND
                     RESERVES        LAE            LAE
                    ----------   -----------   ------------
DECEMBER 31, 2005
   Affiliates       $3,544,901    $ 91,985      $14,577,562
   Non-Affiliates      504,864     307,331        3,542,634
                    ----------    --------      -----------
   Total            $4,049,765    $399,316      $18,120,196
                    ==========    ========      ===========

DECEMBER 31, 2004
   Affiliates       $3,314,793    $ (4,950)     $12,392,072
   Non-Affiliates      467,677     250,942        2,844,971
                    ----------    --------      -----------
   TOTAL            $3,782,470    $245,992      $15,237,043
                    ==========    ========      ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The Company's unsecured reinsurance recoverables as of December 31, 2005 in excess of 3.0% of its Capital and surplus is set forth in the table below:


                                                        NAIC CO.
REINSURER                                                 CODE        AMOUNT
---------                                               --------   -----------
Affilliates:
   National Union Fire Company of Pittsburgh. Pa.         19445    $13,832,981
   American International Insurance Company               32220        485,807
   American Home Assurance Company                        19380        426,426
   Transatlantic Reinsurance Company                      19453        299,719
   American International Underwriters Overseas, Ltd.         -        261,189
   New Hampshire Indemnity Company                        23833        145,633
   AIU Insurance Company                                  19399        143,588
   AIG Global Trade and Political Risk Insurance Co.      10651        126,120
   American Internatlional Reinsurance Co. Ltd                -         63,082
   New Hampshire Insurance Company                        23841         59,913
   Insurance Company of the State of Pennsylvania         19429         58,964
   United Guaranty Insurance Company                      11715         46,718
   Commerce and Industry Insurance Company                19410         28,644
   Birmingham Fire Insurance Company of Pa.               19402         13,225
   Landmark Insurance Company                             35637          9,178
   Audubon Insurance Company                              19933          5,789
   Starr Excess Liability Insurance Company, Ltd.         10932          4,527
   Hartford Steam Boiler Inspection and Insurance Co.     11452          4,064
   Euroguard Insurance Company Limited                        -          3,607
   Illinois National Insurance Company                    23817          3,474
   National Union Fire Ins Company of Vermont                 -          3,047
   AIU Insurance Company (Japan)                              -          2,823
   American International Life Assurance Co. NY (US)      60607          2,567
   Granite State Insurance Company                        23809          2,413
   Ascot Syndicate Lloyds 1414                                -          2,112
   American General Life Insurance Company                60488          1,981
   Arabian American Insurance Company, Ltd.                   -          1,003
   Other affiliates below $1.0 million                        -         34,646
                                                                   -----------
      TOTAL AFFILIATES                                              16,073,240
                                                                   -----------
   Munich Re Group                                            -        169,035
   Lloyd's                                                    -        366,924
   Swiss Re Group                                             -        226,368
   Berkshire Hathaway Group                                   -        175,328
                                                                   -----------
      TOTAL NON AFFILIATES                                             937,655
                                                                   -----------
TOTAL AFFILIATES AND NON AFFILIATES                                $17,010,895
                                                                   ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

During 2005 and 2004, the Company reported in its Statements of Income $43,140 and $61,923, respectively, of statutory underwriting losses, which were comprised of premiums earned of $(1,710) and $(8,315), respectively, less losses incurred of $41,430 and $53,608 respectively, as a result of commutations with the following reinsurers:

COMPANY                          2005      2004
-------                        -------   -------
SCOR Reinsurance Company       $42,442   $21,276
Suncorp Metway                     522         -
Copenhagen Reinsurance             165         -
Gulfstream Insurance Company        12         -
Aviabel S.A.                         -       274
AXA Albingia                         -     5,837
AXA Corporate Solutions              -     3,475
Converium Reins.                     -     7,528
Cottrell Syndicate                   -       (67)
CX Reinsurance                       -     4,274
Farm Bureau Mutual                   -       634
General Re Corporation               -    16,090
National Indemnity Company           -     2,671
Providence Washington                -       (17)
Royal and Sun Alliance, PLC          -       234
TIG Insurance Company                -      (870)
Trenwick America                     -       584
                               -------   -------
TOTAL                          $43,141   $61,923
                               =======   =======

As of December 31, 2005 and 2004, the Company had reinsurance recoverables on paid losses in dispute of $141,589 and $76,202, respectively.

During 2005 the Company had written off related reinsurance recoverable balances of $65,282.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)


NOTE 7 - RETROACTIVE REINSURANCE

As of December 31, 2005, the Company's reported the following activity and balances with respect to its retroactive reinsurance arrangements:

                                                 ASSUMED      CEDED
                                                ---------   --------
Reserves Transferred:
   Initial Reserves                            $  216,347   $453,727
   Adjustments - prior year(s)                   (178,026)   (21,800)
   Adjustments - current year                       6,783    (11,763)
                                                ---------   --------
   BALANCE AS OF DECEMBER 31, 2005                 45,104    420,164
                                                ---------   --------
Paid Losses Recovered:
   Prior year(s)                                    3,212    325,959
   Current year                                     8,999     29,161
                                                ---------   --------
   TOTAL RECOVERED AS OF DECEMBER 31, 2005         12,211    355,120
                                                ---------   --------
   CARRIED RESERVES AS OF DECEMBER 31, 2005     $  32,893   $ 65,044
                                                =========   ========
Consideration Paid or Received:
   Initial Reserves                             $ 201,597   $276,437
   Adjustments - prior year(s)                   (180,000)   (18,038)
   Adjustments - current year                           -       (830)
                                                ---------   --------
   TOTAL PAID AS OF DECEMBER 31, 2005           $  21,597   $257,569
                                                =========   ========
Special Surplus from Retroactive Reinsurance:
   Initial surplus gain or loss realized        $       -   $ 47,559
   Adjustments - prior year(s)                          -     34,019
   Adjustments - current year                           -    (13,471)
                                                ---------   --------
   BALANCE AS OF DECEMBER 31, 2005              $       -   $ 68,107
                                                =========   ========
CUMULATIVE FUNDS TRANSFERRED TO UNASSIGNED
   SURPLUS AS OF DECEMBER 31, 2005              $       -   $  6,279
                                                =========   ========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The Company's retroactive reinsurance balances (by reinsurer) as of December 31,2005, is set forth in the table below:

AS OF DECEMBER 31, 2005

REINSURER                                                 ASSUMED    CEDED
---------                                                 -------   -------
Commerce and Industry Insurance Company of Canada         $ 6,897   $     -
American International Reins. Co.                               -    57,331
Guideone Mutual Ins Co.                                     9,141         -
American Internaional Specialty Lines Insurance Company    15,877         -
PEG Reinsurance Co.                                             -     1,395
Swiss Re America Corp                                           -     1,078
Upinsco Inc                                                     -     1,083
All other reinsurers below $1.0 million                       978     4,157
                                                          -------   -------
TOTAL                                                     $32,893   $65,044
                                                          =======   =======

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is actually transferred. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

As of December 31, 2005 and 2004, the Company's deposit assets and liabilities were comprised of the following:

                    2005                       2004
          ------------------------   ------------------------
            DEPOSIT      DEPOSIT       DEPOSIT      DEPOSIT
            ASSETS     LIABILITIES     ASSETS     LIABILITIES
          ----------   -----------   ----------   -----------
Direct    $        -     $ 56,768    $        -     $ 32,990
Assumed            -      430,142             -      432,485
Ceded      1,336,343            -     1,638,716            -
          ----------     --------    ----------     --------
TOTAL     $1,336,343     $486,910    $1,638,716     $465,475
          ==========     ========    ==========     ========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2005 and 2004(1) is set forth in the table below:

                                                           2005                       2004
                                                 ------------------------   ------------------------
                                                   DEPOSIT      DEPOSIT       DEPOSIT      DEPOSIT
                                                   ASSETS     LIABILITIES     ASSETS     LIABILITIES
                                                 ----------   -----------   ----------   -----------
BALANCE AT BEGINNING OF PERIOD                   $1,638,716    $465,475     $2,100,303    $558,125
   Deposit activity, including loss recoveries     (446,464)    (11,942)      (435,087)    (84,181)
   Interest income or expense, net of
      amortization of margin                         90,901      33,377        106,939      (8,469)
   Non-admitted asset portion                        53,190           -       (133,439)          -
                                                 ----------    --------     ----------    --------
BALANCE AT END OF PERIOD                         $1,336,343    $486,910     $1,638,716    $465,475
                                                 ==========    ========     ==========    ========

During 2005 the Company received consideration of $275,106 resulting from the commutations of its reinsurance deposit accounting arrangement with the Richmond Insurance Company, Ltd.

As of December 31, 2005, the deposit assets with related parties, mostly reinsurance transactions with Union Excess, amounted to $ 1,192,231. During 2005, the Company commuted $258,052 of the deposit assets with Union Excess and Richmond resulting a $3,737 loss.

NOTE 9 - FEDERAL INCOME TAXES

The Company files a consolidated U.S. federal income tax return with the Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Parent for tax benefits relating to any net losses or any tax credit of the Company utilized in filing the consolidated return. The federal income tax recoverables in the accompanying Statements of Admitted Assets were due from the Parent. As of December 31, 2005 and 2004, the U.S. federal income tax rate applicable to ordinary income was 35.0%.

----------
(1) The beginning of period for the 2004 year represents the deposit asset and liability balances at the inception date of the underlying agreements.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The components of the Company's net deferred tax assets/liabilities at December 31, 2005 and 2004 are as follows:

AS OF DECEMBER 31,                               2005         2004
------------------                            ----------   ---------
Gross deferred tax assets                     $1,147,722   $ 946,890
Gross deferred tax liabilities                  (149,521)   (128,671)
Non-admitted deferred tax assets in
   accordance with SSAP No.10, income taxes     (689,694)   (495,434)
                                              ----------   ---------
NET DEFERRED TAX ASSETS ADMITTED              $  308,507   $ 322,785
                                              ==========   =========
CHANGE IN DEFERRED TAX ASSETS NON-ADMITTED    $ (194,260)  $ 225,562
                                              ==========   =========

During 2005 and 2004, the Company's current federal income tax expense (benefit) was comprised of the following:

FOR THE YEARS ENDED DECEMBER 31,                2005       2004
--------------------------------             ---------   -------
Income tax (benefit) expense on net
   underwriting and net investment income    $(252,358)  $61,549
Federal income tax adjustment - prior year       9,311    24,762
                                             ---------   -------
CURRENT INCOME TAX (BENEFIT) EXPENSE         $(243,047)  $86,311
                                             =========   =======

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000's OMITTED)

The composition of the Company's net deferred tax assets at December 31, 2005 and 2004, and changes in deferred income taxes for 2005 is set forth in the table below:

AS OF DECEMBER 31,                              2005         2004       CHANGE
------------------                           ----------   ---------   ---------
Deferred Tax Assets
   Loss reserve discount                     $  499,838   $ 402,853   $  96,985
   Non-admitted assets                          206,602     186,532      20,070
   Unearned premium reserve                     303,414     289,576      13,838
   Partnership adjustments                            -       6,494      (6,494)
   Pension adjustments                            7,328       7,327           1
   Other temporary difference                   130,540      54,108      76,432
                                             ----------   ---------   ---------
      GROSS DEFERRED TAX ASSETS               1,147,722     946,890     200,832
   Non-admitted deferred tax assets            (689,694)   (495,434)   (194,260)
                                             ----------   ---------   ---------
      ADMITTED DEFERRED TAX ASSETS              458,028     451,456       6,572
                                             ----------   ---------   ---------
Deferred Tax Liabilities
   Unrealized capital gains                    (115,317)   (128,671)     13,354
   Partnership adjustments                       (4,047)          -      (4,047)
   Other temporary differences                  (30,157)          -     (30,157)
                                             ----------   ---------   ---------
   GROSS DEFERRED TAX LIABILITIES              (149,521)   (128,671)    (20,850)
                                             ----------   ---------   ---------
      NET ADMITTED DEFERRED TAX ASSETS       $  308,507   $ 322,785   $ (14,278)
                                             ==========   =========   =========
   Gross deferred tax assets                 $1,147,722   $ 946,890   $ 200,832
   Gross deferred tax liabilities              (149,521)   (128,671)    (20,850)
                                             ----------   ---------   ---------
   NET DEFERRED TAX ASSETS                   $  998,201   $ 818,219   $ 179,982
                                             ==========   =========   =========
   Income tax effect of unrealized capital
      (gains) / losses                                                  (13,354)
                                                                      ---------
   CHANGE IN DEFERRED INCOME TAXES                                    $ 166,628
                                                                      =========

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000's OMITTED)

The actual tax expense (benefit) on income from operations differs from the tax expense (benefit) calculated at the statutory tax rate. A reconciliation of the Company's income tax expense (benefit) together with the significant book to tax adjustments for 2005 is set forth below:

                                                          TAX
                                             AMOUNT      EFFECT
                                           ---------   ---------
Net loss before federal income
   taxes                                   $(408,280)  $(142,898)
----------------------------------------------------------------
Book to tax adjustments:
----------------------------------------------------------------
   Tax exempt income and dividends
      received deduction, net of
      proration                             (296,930)   (103,926)
   Intercompany dividends                    (11,240)     (3,934)
   Meals and entertainment                     1,802         631
   Change in non-admitted assets             (54,557)    (19,095)
   Federal income tax adjustment - prior
      year                                         -      (9,311)
   Remediation adjustments                         -     (36,343)
   Contingent tax reserves                         -     (21,763)
   Foreign tax credits                             -     (52,544)
                                           ---------   ---------
   TOTAL BOOK TO TAX ADJUSTMENTS            (360,925)   (246,285)
                                           ---------   ---------
FEDERAL TAXABLE LOSS AND TAX BENEFIT       $(769,205)  $(389,183)
                                           =========   =========
----------------------------------------------------------------
Current Federal income tax (benefit)
   expense                                             $(243,047)
Income tax on net realized capital gains                  20,492
Change in deferred income taxes                         (166,628)
                                                       ---------
Total Federal income tax benefit                       $(389,183)
                                                       =========

The amount of federal income taxes incurred and available for recoupment in the event of future net operating losses for tax purposes is set forth in the table below:

Current year           $     -
First preceding year   $75,153
                       -------

The Company did not have any unused loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2005.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS

A.   GENERAL

     Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

     AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

     Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service.

     The Company's share of net expense for the qualified pension plan was $6,500 and $9,800 for the years ended December 31, 2005 and 2004, respectively.

B.   DEFERRED COMPENSATION PLAN

     Some of the Company's officers and key employees are participants in AIG's stock option plans of 1991 and 1999. Details of these plans are published in AIG's 2005 Annual Report on form 10-K. During 2005 the Parent allocated $2,177 of the cost of these stock options and certain other deferred compensation programs to the Company.

     POST-RETIREMENT BENEFIT PLANS

     AIG's US postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

     The postretirement benefit obligations and amounts recognized in AIG's consolidated balance sheet as of December 31, 2005 and 2004 were $140,100 and $243,000, respectively. These obligations are not funded currently. The Company's share of the expense of other postretirement benefit plans was $200 and $0 for 2005 and 2004, respectively.

     AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

     The Company's weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2005 and 2004 are set forth in the table below:

     AS OF DECEMBER 31,                              2005         2004
     ------------------                           ----------   ----------
        Discount rate                                5.50%        5.75%
        Rate of compensation increase (average)      4.25%        4.25%
        Measurement date                          12/31/2005   12/31/2004
        Medical cost trend rate                       N/A          N/A

C.   POST-EMPLOYMENT BENEFITS AND COMPENSATED ABSENCES

     AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include medical and life insurance continuation and COBRA medical subsidies.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

A.   CAPITAL AND SURPLUS

     The issued capital and surplus position of the Company at December 31, 2005 and 2004 was as follows:

                                              2005         2004
                                           ----------   ----------
     Common stock, par value               $   25,426   $   25,426
     Common stock in excess of par value    2,779,526      702,746
                                           ----------   ----------
           TOTAL CAPITAL                    2,804,952      728,172
                                           ----------   ----------
     Unassigned surplus                     2,176,592    2,529,590
     Special surplus from retroactive
     reinsurance arrangements                  68,107       81,578
                                           ----------   ----------
           TOTAL SURPLUS                    2,244,699    2,611,168
                                           ----------   ----------
        TOTAL CAPITAL AND SURPLUS          $5,049,651   $3,339,340
                                           ==========   ==========

     The portion of unassigned funds (surplus) at December 31, 2005 and 2004 represented or reduced by each item below is as follows:

                                     2005          2004
                                 -----------   -----------
     Unrealized gains            $ 1,725,717   $ 1,570,673
     Non-admitted asset values   $(1,378,107)  $(1,055,332)
     Provision for reinsurance   $  (210,152)  $  (376,738)

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

B.   RISK-BASED CAPITAL REQUIREMENTS

     The NAIC has adopted a Risk-based Capital ("RBC") formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

     In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2005 reporting period.

C.   DIVIDEND RESTRICTIONS

     Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0% of the Company's statutory surplus as of December 31, 2005, or 100.0% of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2005) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the State of New York. At December 31, 2005, the maximum dividend payments, which may be made without prior approval during 2006, is approximately $504,965.

     Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 12 - CONTINGENCIES

A.   LEGAL PROCEEDINGS

     The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

     Other legal proceedings include the following:

     AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. On January 28, 2005, the Alabama trial court determined that one of the current actions may proceed as a class action on behalf of the 1999 classes that were allegedly defrauded by the settlement. The AIG Defendants and Caremark are seeking appellate relief from the Alabama Supreme Court. The AIG Defendants cannot now estimate either the likelihood of its prevailing in these actions or the potential damages in the event liability is determined.

     On September 2, 2005, AIG sued Robert Plan Corporation, the agency which services personal auto assigned risk business alleging the misappropriation of funds and other violations of contractual arrangements. On September 27, 2005, Robert Plan Corporation countersued AIG for $370,000 in disgorged profits and $500,000 of punitive damages. Subsequently, American Home Assurance Company (American Home) was named as a counterclaim defendant in this case. American Home believes that the countersuit is without merit and intends to defend it vigorously.

     Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries,

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG will make payments totaling approximately $1,640,000, including (i) $375,000 to be paid into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. and (ii) $343,000 to be paid into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments.

     Various federal and state regulatory agencies are reviewing certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions. It is possible that additional civil or regulatory proceedings will be filed. Additionally, various actions have been brought against AIG arising out of the liability of certain AIG subsidiaries, including the Company, for taxes, assessments, and surcharges for policies of workers compensation insurance. As of December 31, 2005, the Company recorded a provision of $54,468 to cover any contingent obligations arising from the potential underpayment of these taxes and assessments.

     Since October 19, 2004, AIG and certain subsidiaries have been named as defendants in numerous complaints that were filed in federal court and in state court (Massachusetts and Florida) and removed to federal court. These cases generally allege that AIG and its subsidiaries violated federal and various state antitrust and anti-racketeering laws, various state deceptive and unfair practice laws and certain state laws governing fiduciary duties. The alleged basis of these claims is that there was a conspiracy between insurance companies and insurance brokers with regard to the bidding practices for insurance coverage in certain sectors of the insurance industry. The Judicial Panel on Multidistrict Litigation entered an order consolidating most of these cases and transferring them to the United States District Court for the District of New Jersey. The remainder of these cases have been transferred to the District of New Jersey.

     On August 15, 2005, the plaintiffs in the multidistrict litigation filed a Corrected First Consolidated Amended Commercial Class Action Complaint which names AIG and the following additional AIG subsidiaries as defendants: AIU Insurance Company, American Home, National Union, AISLIC, American International Insurance Company, Birmingham Fire Insurance Company of Pennsylvania, Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, The Hartford Steam Boiler Inspection and Insurance Company, and The Insurance Company of the State of Pennsylvania. Also on August 15, 2005, AIG, American Home, and AIG Life Insurance Company were named as defendants in a Corrected First Consolidated Amended Employee Benefits Complaint filed in the District of New Jersey that adds claims under ERISA. The AIG defendants, along with other insurer defendants and the broker defendants filed motions to dismiss both the Commercial and Employee Benefits Complaints. Plaintiffs' have filed a Motion for Class Certification in the consolidated action, which defendants will oppose. Both the motion to dismiss and the class certification motions are pending.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     On January 18, 2006, American International Aviation Agency, Inc. (AIAA) and Redholm Underwriting Agents Limited (Redholm) commenced two separate arbitration proceedings against New Hampshire Insurance Company (NHIC) in the United States and United Kingdom, respectively, seeking to prevent NHIC from terminating and/or breaching certain agreements with AIAA, Redholm and their affiliates. On the same date, AIAA filed an action in Georgia state court against NHIC, and sought an injunction barring NHIC from terminating and/or breaching these agreements pending the outcome of the arbitration. AIAA and Redholm were, at the time, managing general agents for certain insurance company subsidiaries of AIG, and are wholly owned by C.V. Starr & Co., Inc. (C.V. Starr), a company that is controlled by certain former senior executives of AIG. AIG and its affiliates thereafter terminated their managing general agency relationship with AIAA. They had previously terminated their agency relationship with Redholm.

     Subsequent to the commencement of these arbitration proceedings, two other managing general agencies owned by C.V. Starr - American International Marine Agency, Inc. (AIMA), and C.V. Starr & Co. (Starr California) - commenced two additional arbitration proceedings against AIG and certain of its affiliates, and Starr Technical Risks Agency, Inc. (Starr Tech), a third C.V. Starr agency (together with AIAA, AIMA and Starr California, the C.V. Starr Agencies), asserted claims in an arbitration that had been commenced by certain AIG subsidiaries. The AIG insurance companies named in claims asserted by the C.V. Starr Agencies are: The Insurance Company of the State of Pennsylvania, Illinois National Insurance Co., American International South Insurance Company, Granite State Insurance Company, AISLIC, National Union, Birmingham Fire Insurance Company of Pennsylvania, American Home, Commerce and Industry Insurance Company, and AIU Insurance Company (the AIG Insurance Company Defendants). The claims asserted by the C.V. Starr Agencies allege that AIG and the AIG Insurance Company Defendants are irreparably harming the C.V. Starr Agencies by, among other things, misappropriating their business relationships and proprietary information, predatorily hiring their employees, and restricting their access to offices, computer systems, documents and other information. They seek damages and injunctive relief: (i) permitting the C.V. Starr Agencies to operate independently from AIG, and to produce business for other companies, and (ii) restraining AIG and its affiliates from competing with the C.V. Starr Agencies for certain business and from using the C.V. Starr Agencies' proprietary information.

     AIG and certain of the AIG Insurance Company Defendants have also instituted arbitration and litigation in New York and litigation in Georgia seeking damages, equitable and injunctive relief: (i) preventing the C.V. Starr Agencies from denying AIG access to its documents and information;
     (ii) enjoining the C.V. Starr Agencies from engaging in certain insurance and reinsurance transactions with non-AIG companies; (iii) requiring the C.V. Starr Agencies to relinquish control of certain premium trust funds; and (iv) seeking damages resulting from any improper or illegal conduct of the C.V. Starr Agencies. AIG and its affiliates have also terminated or provided notice of termination of their managing general agency relationships with Starr Tech and Starr California.

     On March 20, 2006, C.V. Starr filed a lawsuit in the United States District Court for the Southern District of New York against AIG, alleging that the use by certain AIG affiliates of the name "Starr" in commerce infringes trademarks held by C.V. Starr. The Complaint alleges claims for federal trademark infringement, common law unfair competition, service mark infringement and dilution pursuant to New York law. C.V. Starr also alleges that AIG's continued ownership of certain Internet domain names that include the "Starr" name, violates federal law and constitutes conversion of C.V. Starr property. C.V. Starr seeks to enjoin AIG from using the name Starr, to turn over its rights in certain trademark and domain name rights, and also seeks damages as a result of these violations.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     AIG and its affiliates involved in the arbitration and litigation proceedings with the C.V. Starr Agencies cannot now estimate either the likelihood of their prevailing in these actions or any potential damages in the event liability is determined.

     AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

     Except for the provisions the Company recorded related to the contingent liabilities arising out of the potential underpayment of premium taxes and assessments described in the preceding paragraphs, the Company cannot predict the outcome of the matters described above, estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an inter-company pooling arrangement and, accordingly, no reserve is being established in the Company's financial statements at December 31, 2005. In the opinion of management, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B.   ASBESTOS AND ENVIRONMENTAL RESERVES

     The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

     The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

     The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) as of December 31, 2005 and 2004, gross net of reinsurance credits, are as follows:

                                                     ASBESTOS LOSSES      ENVIRONMENTAL LOSSES
                                                  ---------------------   --------------------
                                                     2005        2004        2005       2004
                                                  ----------   --------    --------   --------
     Direct:
     Loss and LAE reserves, beginning of period   $  693,044   $257,696    $256,889   $185,969
        Incurred losses and LAE                      489,955    507,688      63,051    111,636
        Calendar year paid losses and LAE            (95,374)   (72,340)    (31,264)   (40,715)
                                                  ----------   --------    --------   --------
     Loss and LAE reserves, end of period         $1,087,625   $693,044    $288,676   $256,890
                                                  ==========   ========    ========   ========
     Assumed:
     Loss and LAE reserves, beginning of period   $   90,162   $ 32,780    $  6,626   $  8,074
        Incurred losses and LAE                       14,722     62,592         830       (556)
        Calendar year paid losses and LAE             (7,485)    (5,209)       (895)      (892)
                                                  ----------   --------    --------   --------
     Loss and LAE reserves, end of period         $   97,399   $ 90,163    $  6,561   $  6,626
                                                  ==========   ========    ========   ========
     Net of Reinsurance:
     Loss and LAE reserves, beginning of period   $  348,261   $103,262    $142,025   $ 80,833
        Incurred losses and LAE                      209,273    275,687      16,410     82,751
        Calendar year paid losses and LAE            (39,288)   (30,688)    (23,458)   (21,559)
                                                  ----------   --------    --------   --------
     LOSS AND LAE RESERVES, END OF PERIOD         $  518,246   $348,261    $134,977   $142,025
                                                  ==========   ========    ========   ========

     Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2005 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

C.   OTHER CONTINGENCIES

     In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     As of December 31, 2005, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

     In connection therewith, as of December 31, 2005, the Company's loss reserves eliminated by annuities and unrecorded loss contingencies amounted to $724,600 and $705,900, respectively.

     As part of its private equity portfolio investment, as of December 31, 2005, the Company may be called upon for an additional capital investment of up to $293,300. The Company expects only a small portion of this portfolio will be called during 2006.

     As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

NOTE 13 - OTHER SIGNIFICANT MATTERS

A.   SEPTEMBER 11, 2001 EVENTS

     As of December 31, 2005 and 2004, the Company's ultimate losses and LAE as a result of the September 11th events gross, ceded and net of reinsurance, is set forth in the table below:

     AS OF DECEMBER 31,         2005        2004
     ------------------      ---------   ---------
     Gross of reinsurance    $ 448,183   $ 448,183
     Ceded reinsurance        (386,704)   (386,704)
                             ---------   ---------
        NET OF REINSURANCE   $  61,479   $  61,479
                             =========   =========

     All contingencies and unpaid claims or losses resulting from the September 11th events have been recognized in the financial statements. The Company does not expect any unrecognized contingencies or unpaid claims or losses to impact the financial statements in the near term.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

B.   PROPERTY CATASTROPHE LOSSES

     During 2005, the Company incurred significant losses related to certain hurricane events. In connection therewith, the Company's estimate of its potential pre-tax loss exposure, including the cost of reinstatement premiums, related to these events is set forth in the table below:

                 LOSS OCCURRENCE                                                 PRE-TAX LOSS
     HURRICANE        PERIOD       CATEGORY             AREA / REGION              EXPOSURE
     ---------   ---------------   --------   --------------------------------   ------------
     Katrina       August 2005         4      Louisiana / Central Gulf Coast       $183,337
     Rita         September 2005       3      Southwestern Louisiana and Texas       47,890
     Wilma         October 2005        3      Southern Florida                       62,495
                                                                                   --------
        TOTAL                                                                      $293,722
                                                                                   ========

C.   OTHER

     The Company underwrites a significant concentration of its direct business with brokers.

     As of December 31, 2005 and 2004, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,700,000 and $3,200,000, respectively. As of December 31, 2005 and 2004, the amount billed and recoverable on paid claims amounted to $332,400 and $367,200, respectively, of which $16,600 and $21,000, respectively, were non-admitted.

     The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2005 and 2004, policyholder dividends amounted to $19 and $532, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     As of December 31, 2005 and 2004, other admitted assets as reported in the accompanying statements of admitted assets were comprised of the following balances:

     AS OF DECEMBER 31,                               2005        2004
     ------------------                            ---------   ---------
     Guaranty funds receivable or on deposit       $  20,098   $  18,706
     Loss funds on deposit                            71,016      84,258
     Outstanding loss drafts - Suspense Accounts     509,571     277,641
     Accrued recoverables                              6,780       5,963
     Servicing carrier receivable                          -       6,453
     Other                                            17,681      82,735
     Allowance for doubtful accounts                (446,746)   (103,851)
                                                   ---------   ---------
        TOTAL OTHER ADMITTED ASSETS                $ 178,400   $ 371,905
                                                   =========   =========

     Guaranty fund receivables represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years.

     The Company routinely assesses the collectibility of its receivable balances for potential uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2005 and 2004, the Company established an allowance for doubtful accounts of $446,746 and $103,851, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

     During 2005, the Company recorded $145,742 of the increase in the allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying 2005 Statement of Income, and recorded the remaining increase of $197,153 as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 14 - SUBSEQUENT EVENTS

A.   CAPITAL MAINTENANCE AGREEMENT

     In February 2006, the Company entered into a Capital Maintenance Agreement ("CMA") with its Parent. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200.0% of the Company's Authorized Control Level RBC, as reported in the Company's 2005 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, the Parent will provide a capital contribution to the Company in an amount equal to the difference between the Company's Total Adjusted Capital and 200.0% of the Company's Authorized Control Level RBC. In lieu of making any capital contribution, with the approval of the domiciliary department, AIG may provide a letter of credit naming the Company as beneficiary.

     Effective upon the date of filing of the Company's 2005 Annual Statement with its domiciliary regulator, this CMA superseded and replaced a similar agreement that was effective October 15, 2005 related to the Company's December 31, 2004 surplus position.

     During 2005, the board of directors of the Parent, authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and loss adjustment expense strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Parent contributed $1,326,780 in cash to the Company. In connection therewith, at December 31, 2005, the Company reported a receivable of $1,326,780 with its Parent and increased its Capital in Excess of Par Value, accordingly. The recognition of this surplus contribution has been approved by the New York Insurance Department.

     With the approval of the Company's domiciliary regulator, AIG provided the Company with a letter of credit for unauthorized reinsurance recoverables at December 31, 2005, authorizing withdrawls of up to $360,000. Additionally, the calculation of the provision for reinsurance at December 31, 2005 reflects the effects of cash collections from affiliates subsequent to December 31, 2005.

B.   LIFE SETTLEMENTS

     Subsequent to December 31, 2005, the Company agreed in principle, subject to the execution of acceptable agreements and the approval of the New York State Insurance Department, to a series of simultaneous transactions culminating in the sale to affiliates of the collateral interests underlying all life settlement loans on its books for net cash in an amount equal to the cost, including all capitalized and accrued interest, of the loans prior to such transactions. As a result, the loans will be extinguished with no gain or loss to be realized on these transactions. Effective with the closing of these transactions, the Company will cease granting new life settlements loans.

                          PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included herein, as indicated below, to this Registration Statement:

Consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005 and financial statements of Variable Annuity Account Four at December 31, 2005, and for each of the two years in the period ended December 31, 2005.


The statutory statement of admitted assets and liabilities, capital and surplus of American Home Assurance Company as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended.


(b) Exhibits


(1)   Resolutions Establishing Separate Account........................   *
(2)   Custody Agreement................................................   Not Applicable
(3)   (a)  Form of Distribution Contract...............................   *
      (b)  Form of Selling Agreement...................................   *
(4)   Variable Annuity Contract........................................   *
(5)   (a)  Application for Contract....................................   *
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation dated
           December 19, 2001...........................................   **
      (b)  Amendment to Articles of Incorporation Dated September 30,
           2002........................................................   ***
      (c)  Amended and Restated By-Laws of the Depositor dated December
           19, 2001....................................................   +++
(7)   Reinsurance Contract.............................................   Not Applicable
(8)   Form of Fund Participation Agreement.............................   *
      (a)  Anchor Series Trust Form of Fund Participation Agreement....   *
      (b)  SunAmerica Series Trust Form of Fund Participation
           Agreement...................................................   *
      (c)  American Funds Form of Fund Participation Agreement.........   +
      (d)  Lord Abbett Form of Fund Participation Agreement............   +
      (e)  Van Kampen Form of Fund Participation Agreement.............   ++
(9)   (a)  Opinion of Counsel and Consent of Depositor.................   *
      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP,
           Counsel to American Home Assurance Company..................   ##
(10)  Consent of Independent Registered Public Accounting Firm.........   Filed Herewith
(11)  Financial Statements Omitted from Item 23........................   Not Applicable
(12)  Initial Capitalization Agreement.................................   Not Applicable
(13)  Other
(13)  (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Control with AIG SunAmerica
           Life Assurance Company, the Depositor of Registrant.........   Filed Herewith
      (b)  Power of Attorney -- AIG SunAmerica Life Assurance
           Company.....................................................   Filed Herewith
      (c)  Power of Attorney -- American Home Assurance Company........   Filed Herewith
      (d)  Support Agreement of American International Group, Inc. ....   #
      (c)  General Guarantee Agreement by American Home Assurance
           Company.....................................................   #


---------------


      * Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 4, File Nos. 033-86642 and 811-08874, filed on January 30, 1998, Accession No. 0000950148-98-000138.



     ** Incorporated by reference to Post-Effective Amendment No. 15 and
        Amendment No. 16, File Nos. 033-86642 and 811-08874, filed on April 29, 2002, Accession No. 0000950148-02-001108.



   *** Incorporated by reference to Post-Effective Amendment No. 16 and
       Amendment No. 17, File Nos. 033-86642 and 811-08874, filed on April 7, 2003, Accession No. 0000950148-03-000786.



     + Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment
       No. 1 to File Nos. 333-91860 and 811-03589, filed October 28, 2002,
       Accession No. 0000898430-02-003844.



   ++ Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment
      No. 1 to File Nos. 333-66114 and 811-3859, filed October 25, 2001,
      Accession No. 0000950148-01-502065.



 +++ Incorporated by reference to Post-Effective Amendment No. 16 and Amendment
     No. 17, File Nos. 333-08859 and 811-07727, filed April 12, 2002, Accession
     No. 0000950148-02-000991.

     # Incorporated by reference to Post-Effective Amendment No. 20 and
       Amendment No. 21, to File Nos. 033-86642 and 811-08874, filed on August 12, 2005, Accession No. 0000950129-05-008178.



   ## Incorporated by reference to Post Effective Amendment Nos. 18 and
      Amendment No. 22 to File Nos. 333-67685 and 811-07727, filed on October 21, 2005, Accession No. 0000950134-05-019473.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of AIG SunAmerica Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                                                                  POSITION
----                                                                  --------
Jay S. Wintrob                              Director, Chief Executive Officer
Jana W. Greer(1)                            Director and President
James R. Belardi                            Director and Senior Vice President
Marc H. Gamsin                              Director and Senior Vice President
N. Scott Gillis(1)                          Director, Senior Vice President and Chief Financial Officer
Christopher J. Swift(3)                     Director
Gregory M. Outcalt                          Senior Vice President
Edwin R. Raquel(1)                          Senior Vice President and Chief Actuary
Christine A. Nixon                          Senior Vice President and Secretary
Stewart R. Polakov(1)                       Senior Vice President and Controller
Michael J. Akers(2)                         Senior Vice President
Timothy W. Still                            Senior Vice President
Gavin D. Friedman                           Vice President
Mallary L. Reznik                           Vice President
Edward T. Texeria(1)                        Vice President
Stephen Stone(1)                            Vice President
Rodney Haviland                             Vice President
Virginia N. Puzon                           Assistant Secretary


---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-06-003276 filed March 16, 2006.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 15, 2006, the number of Anchor Advisor contracts funded by Variable Annuity Account Four was 11,252, of which 2,898 were qualified contracts and 8,354 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG SunAmerica Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    AIG SunAmerica Life Assurance Company -- Variable Separate Account
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:

    OFFICER/DIRECTORS*    POSITION
    ------------------    --------
    Peter A. Harbeck      Director
    J. Steven Neamtz      Director, President & Chief Executive Officer
    Debbie Potash-Turner  Senior Vice President, Chief Financial Officer & Controller
    John T. Genoy         Vice President
    James Nichols         Vice President
    Kathleen S. Stevens   Manager, Compliance
    Christine A. Nixon**  Secretary
    Virginia N. Puzon**   Assistant Secretary

---------------

 * Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California
   90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-------------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
--------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Undertakings of the Depositor Regarding Guarantor
------------------------------------------------------

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Four certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused these Post-Effective Amendments No. 22 and Amendment No. 23 to be signed on its behalf, in the City of Los Angeles, and State of California, on this 28th day of April, 2006.

                                       VARIABLE ANNUITY ACCOUNT FOUR
                                       (Registrant)

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                           (Depositor)

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                    SIGNATURE                                           TITLE                               DATE
                    ---------                                           -----                               ----

*JAY S. WINTROB                                          Chief Executive Officer, & Director           April 28, 2006
------------------------------------------------            (Principal Executive Officer)
JAY S. WINTROB


*JAMES R. BELARDI                                                      Director                        April 28, 2006
------------------------------------------------
JAMES R. BELARDI


*MARC H. GAMSIN                                                        Director                        April 28, 2006
------------------------------------------------
MARC H. GAMSIN


*N. SCOTT GILLIS                                                Senior Vice President,                 April 28, 2006
------------------------------------------------          Chief Financial Officer & Director
N. SCOTT GILLIS                                             (Principal Financial Officer)


*JANA W. GREER                                                         Director                        April 28, 2006
------------------------------------------------
JANA W. GREER


*CHRISTOPHER J. SWIFT                                                  Director                        April 28, 2006
------------------------------------------------
CHRISTOPHER J. SWIFT


*STEWART R. POLAKOV                                       Senior Vice President & Controller           April 28, 2006
------------------------------------------------            (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ CHRISTINE A. NIXON                                             Attorney-in-Fact                    April 28, 2006
------------------------------------------------
*CHRISTINE A. NIXON

American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and the State of New York, on this 28th day of April, 2006.

                                       By: AMERICAN HOME ASSURANCE COMPANY

                                       By:     /s/ ROBERT S. SCHIMEK
                                       -----------------------------------------
                                                  ROBERT S. SCHIMEK,
                                          SENIOR VICE PRESIDENT AND TREASURER


                    SIGNATURE                                           TITLE                               DATE
                    ---------                                           -----                               ----

*M. BERNARD AIDINOFF                                                   Director                        April 28, 2006
------------------------------------------------
M. BERNARD AIDINOFF


*STEVEN JAY BENSINGER                                                  Director                        April 28, 2006
------------------------------------------------
STEVEN JAY BENSINGER


*JOHN QUINLAN DOYLE                                             Director and President                 April 28, 2006
------------------------------------------------
JOHN QUINLAN DOYLE


*JEFFREY L. HAYMAN                                                     Director                        April 28, 2006
------------------------------------------------
JEFFREY L. HAYMAN


*DAVID LAWRENCE HERZOG                                                 Director                        April 28, 2006
------------------------------------------------
DAVID LAWRENCE HERZOG


*ROBERT EDWARD LEWIS                                                   Director                        April 28, 2006
------------------------------------------------
ROBERT EDWARD LEWIS


*KRISTIAN PHILIP MOOR                                           Director and Chairman                  April 28, 2006
------------------------------------------------
KRISTIAN PHILIP MOOR


*WIN JAY NEUGER                                                        Director                        April 28, 2006
------------------------------------------------
WIN JAY NEUGER


*ROBERT MICHAEL SANDLER                                                Director                        April 28, 2006
------------------------------------------------
ROBERT MICHAEL SANDLER


*ROBERT S. SCHIMEK                                       Director, Senior Vice President and           April 28, 2006
------------------------------------------------                      Treasurer
ROBERT S. SCHIMEK


*NICHOLAS SHAW TYLER                                                   Director                        April 28, 2006
------------------------------------------------
NICHOLAS SHAW TYLER


*NICHOLAS CHARLES WALSH                                                Director                        April 28, 2006
------------------------------------------------
NICHOLAS CHARLES WALSH






By:     /s/ ROBERT S. SCHIMEK                                      Attorney-in-Fact                    April 28, 2006
        ------------------------------------------
        *ROBERT S. SCHIMEK

                                 EXHIBIT INDEX


EXHIBIT NO.                            DESCRIPTION
-----------                            -----------
(10)           Consent of Independent Registered Public Accounting Firm
(13)(a)        Diagram and Listing of All Persons Directly or Indirectly
               Controlled By or Under Common Control with AIG SunAmerica
               Life Assurance Company, the Depositor of Registrant
     (b)       Power of Attorney -- AIG SunAmerica Life Assurance Company
     (c)       Power of Attorney -- American Home Assurance Company